UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08282

Loomis Sayles Funds I

(Exact name of Registrant as specified in charter)

888 Boylston Street, Suite 800 Boston, Massachusetts 02199-8197

(Address of principal executive offices)   (Zip code)

Susan McWhan Tobin, Esq.

Natixis Distribution, LLC

888 Boylston Street, Suite 800

Boston, Massachusetts 02199-8197

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2139

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Item 1. Reports to Stockholders.

(a) The Registrant’s Annual Tailored Shareholder Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Fixed Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$64	0.62%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Convertible securities were a major contributor to performance, led by select names in the communications, aerospace/defense, and cruise line sectors.

• Our allocation to investment grade corporate credit was a positive source to excess returns as spreads tightened during the period.

Top Detractors from Performance

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,243	$10,002
11/2015	$10,106	$9,975
12/2015	$9,925	$9,943
01/2016	$9,747	$10,080
02/2016	$9,787	$10,151
03/2016	$10,226	$10,244
04/2016	$10,469	$10,284
05/2016	$10,461	$10,286
06/2016	$10,615	$10,471
07/2016	$10,850	$10,537
08/2016	$10,948	$10,525
09/2016	$10,972	$10,519
10/2016	$10,883	$10,439
11/2016	$10,786	$10,192
12/2016	$10,912	$10,206
01/2017	$11,130	$10,226
02/2017	$11,256	$10,295
03/2017	$11,256	$10,290
04/2017	$11,332	$10,369
05/2017	$11,433	$10,449
06/2017	$11,542	$10,438
07/2017	$11,668	$10,483
08/2017	$11,677	$10,577
09/2017	$11,736	$10,527
10/2017	$11,736	$10,533
11/2017	$11,761	$10,519
12/2017	$11,828	$10,568
01/2018	$11,908	$10,446
02/2018	$11,775	$10,347
03/2018	$11,766	$10,413
04/2018	$11,739	$10,336
05/2018	$11,713	$10,410
06/2018	$11,713	$10,397
07/2018	$11,819	$10,399
08/2018	$11,846	$10,466
09/2018	$11,899	$10,399
10/2018	$11,660	$10,317
11/2018	$11,589	$10,378
12/2018	$11,466	$10,569
01/2019	$11,851	$10,681
02/2019	$11,973	$10,675
03/2019	$12,094	$10,880
04/2019	$12,198	$10,883
05/2019	$12,151	$11,076
06/2019	$12,469	$11,215
07/2019	$12,488	$11,240
08/2019	$12,591	$11,531
09/2019	$12,648	$11,470
10/2019	$12,769	$11,504
11/2019	$12,732	$11,498
12/2019	$13,020	$11,490
01/2020	$13,108	$11,711
02/2020	$12,912	$11,922
03/2020	$11,329	$11,852
04/2020	$11,720	$12,063
05/2020	$12,130	$12,119
06/2020	$12,365	$12,195
07/2020	$12,863	$12,377
08/2020	$12,951	$12,277
09/2020	$12,873	$12,271
10/2020	$12,815	$12,216
11/2020	$13,499	$12,336
12/2020	$13,720	$12,353
01/2021	$13,658	$12,264
02/2021	$13,585	$12,087
03/2021	$13,575	$11,936
04/2021	$13,752	$12,030
05/2021	$13,845	$12,070
06/2021	$14,032	$12,155
07/2021	$14,125	$12,290
08/2021	$14,188	$12,267
09/2021	$14,042	$12,161
10/2021	$14,094	$12,157
11/2021	$13,959	$12,193
12/2021	$14,115	$12,162
01/2022	$13,784	$11,900
02/2022	$13,574	$11,767
03/2022	$13,409	$11,441
04/2022	$12,956	$11,006
05/2022	$12,967	$11,077
06/2022	$12,471	$10,904
07/2022	$12,813	$11,170
08/2022	$12,614	$10,854
09/2022	$12,129	$10,385
10/2022	$12,085	$10,251
11/2022	$12,482	$10,628
12/2022	$12,457	$10,580
01/2023	$12,950	$10,905
02/2023	$12,670	$10,623
03/2023	$12,872	$10,893
04/2023	$12,928	$10,959
05/2023	$12,726	$10,840
06/2023	$12,793	$10,801
07/2023	$12,894	$10,794
08/2023	$12,816	$10,725
09/2023	$12,525	$10,452
10/2023	$12,289	$10,287
11/2023	$12,905	$10,753
12/2023	$13,479	$11,165
01/2024	$13,491	$11,134
02/2024	$13,385	$10,977
03/2024	$13,549	$11,078
04/2024	$13,222	$10,798
05/2024	$13,467	$10,981
06/2024	$13,596	$11,085
07/2024	$13,888	$11,344
08/2024	$14,146	$11,507
09/2024	$14,403	$11,661
10/2024	$14,146	$11,372
11/2024	$14,333	$11,493
12/2024	$14,209	$11,304
01/2025	$14,346	$11,364
02/2025	$14,556	$11,614
03/2025	$14,519	$11,619
04/2025	$14,605	$11,664
05/2025	$14,680	$11,581
06/2025	$14,915	$11,759
07/2025	$14,940	$11,728
08/2025	$15,200	$11,868
09/2025	$15,286	$11,998

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	6.13%	3.50%	4.34%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%

Key Fund Statistics

Total Net Assets	$458,431,222
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	732
Portfolio Turnover Rate	74%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,188,771

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries 16.7%
Technology 6.6%
ABS Other 5.8%
Cable Satellite 4.4%
Finance Companies 3.8%
Sovereigns 3.4%
Banking 3.4%
Midstream 3.3%
Independent Energy 3.1%
ABS Car Loan 3.0%
Short-Term Investments 6.6%
Other investments less than 3% of net assets* 39.9%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	39.9%
Short-Term Investments	6.6%
ABS Car Loan	3.0%
Independent Energy	3.1%
Midstream	3.3%
Banking	3.4%
Sovereigns	3.4%
Finance Companies	3.8%
Cable Satellite	4.4%
ABS Other	5.8%
Technology	6.6%
Treasuries	16.7%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	5.5
US Treasury	12.8
Not ratedFootnote Reference^	15.8
D	0.1
CCC	2.1
B	3.7
BB	14.5
BBB	38.1
A	5.2
AA	0.4
AAA	1.8
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSFIX

Loomis Sayles Fixed Income Fund

Annual Shareholder Report

September 30, 2025

M-LSTFI99I-0925

Class N

LSGNX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$65	0.64%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,073	$10,021
11/2015	$9,913	$9,855
12/2015	$9,893	$9,908
01/2016	$9,893	$9,993
02/2016	$10,040	$10,216
03/2016	$10,426	$10,492
04/2016	$10,680	$10,632
05/2016	$10,506	$10,489
06/2016	$10,773	$10,795
07/2016	$10,946	$10,877
08/2016	$10,939	$10,824
09/2016	$10,993	$10,883
10/2016	$10,732	$10,581
11/2016	$10,281	$10,161
12/2016	$10,265	$10,114
01/2017	$10,426	$10,228
02/2017	$10,479	$10,277
03/2017	$10,526	$10,292
04/2017	$10,647	$10,408
05/2017	$10,807	$10,569
06/2017	$10,828	$10,560
07/2017	$11,055	$10,738
08/2017	$11,142	$10,844
09/2017	$11,082	$10,746
10/2017	$11,035	$10,706
11/2017	$11,129	$10,825
12/2017	$11,180	$10,862
01/2018	$11,361	$10,992
02/2018	$11,254	$10,894
03/2018	$11,355	$11,010
04/2018	$11,173	$10,834
05/2018	$11,039	$10,752
06/2018	$10,959	$10,704
07/2018	$10,985	$10,686
08/2018	$10,938	$10,697
09/2018	$10,885	$10,605
10/2018	$10,730	$10,486
11/2018	$10,751	$10,519
12/2018	$10,916	$10,732
01/2019	$11,146	$10,895
02/2019	$11,105	$10,833
03/2019	$11,193	$10,968
04/2019	$11,186	$10,936
05/2019	$11,294	$11,084
06/2019	$11,551	$11,330
07/2019	$11,463	$11,298
08/2019	$11,673	$11,528
09/2019	$11,571	$11,411
10/2019	$11,652	$11,487
11/2019	$11,544	$11,399
12/2019	$11,657	$11,466
01/2020	$11,787	$11,612
02/2020	$11,814	$11,690
03/2020	$11,315	$11,428
04/2020	$11,685	$11,653
05/2020	$11,924	$11,704
06/2020	$12,143	$11,808
07/2020	$12,614	$12,184
08/2020	$12,669	$12,166
09/2020	$12,573	$12,122
10/2020	$12,621	$12,134
11/2020	$12,970	$12,354
12/2020	$13,239	$12,520
01/2021	$13,109	$12,410
02/2021	$12,880	$12,196
03/2021	$12,650	$11,962
04/2021	$12,837	$12,113
05/2021	$12,966	$12,227
06/2021	$12,851	$12,119
07/2021	$12,959	$12,280
08/2021	$12,916	$12,229
09/2021	$12,693	$12,012
10/2021	$12,636	$11,983
11/2021	$12,585	$11,948
12/2021	$12,594	$11,931
01/2022	$12,339	$11,686
02/2022	$12,204	$11,548
03/2022	$11,845	$11,196
04/2022	$11,133	$10,583
05/2022	$11,178	$10,611
06/2022	$10,706	$10,271
07/2022	$10,953	$10,489
08/2022	$10,511	$10,075
09/2022	$9,934	$9,558
10/2022	$9,889	$9,492
11/2022	$10,429	$9,939
12/2022	$10,436	$9,992
01/2023	$10,781	$10,320
02/2023	$10,376	$9,977
03/2023	$10,721	$10,293
04/2023	$10,751	$10,338
05/2023	$10,548	$10,136
06/2023	$10,548	$10,135
07/2023	$10,623	$10,206
08/2023	$10,466	$10,066
09/2023	$10,129	$9,772
10/2023	$9,987	$9,655
11/2023	$10,541	$10,142
12/2023	$11,005	$10,563
01/2024	$10,841	$10,418
02/2024	$10,706	$10,287
03/2024	$10,758	$10,343
04/2024	$10,451	$10,082
05/2024	$10,608	$10,215
06/2024	$10,623	$10,229
07/2024	$10,938	$10,512
08/2024	$11,178	$10,760
09/2024	$11,373	$10,943
10/2024	$10,991	$10,577
11/2024	$11,035	$10,613
12/2024	$10,743	$10,385
01/2025	$10,811	$10,444
02/2025	$10,983	$10,593
03/2025	$11,050	$10,659
04/2025	$11,365	$10,972
05/2025	$11,350	$10,933
06/2025	$11,620	$11,140
07/2025	$11,388	$10,974
08/2025	$11,575	$11,134
09/2025	$11,665	$11,207

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	2.57%	(1.49%)	1.55%	0.77%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.62% from 0.64%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSGNX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2025

M-LSTGB99N-0925

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$69	0.68%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,073	$10,021
11/2015	$9,907	$9,855
12/2015	$9,893	$9,908
01/2016	$9,893	$9,993
02/2016	$10,033	$10,216
03/2016	$10,420	$10,492
04/2016	$10,673	$10,632
05/2016	$10,500	$10,489
06/2016	$10,760	$10,795
07/2016	$10,933	$10,877
08/2016	$10,927	$10,824
09/2016	$10,980	$10,883
10/2016	$10,718	$10,581
11/2016	$10,267	$10,161
12/2016	$10,250	$10,114
01/2017	$10,404	$10,228
02/2017	$10,465	$10,277
03/2017	$10,505	$10,292
04/2017	$10,625	$10,408
05/2017	$10,786	$10,569
06/2017	$10,806	$10,560
07/2017	$11,034	$10,738
08/2017	$11,121	$10,844
09/2017	$11,061	$10,746
10/2017	$11,007	$10,706
11/2017	$11,101	$10,825
12/2017	$11,159	$10,862
01/2018	$11,334	$10,992
02/2018	$11,226	$10,894
03/2018	$11,327	$11,010
04/2018	$11,146	$10,834
05/2018	$11,011	$10,752
06/2018	$10,931	$10,704
07/2018	$10,964	$10,686
08/2018	$10,911	$10,697
09/2018	$10,857	$10,605
10/2018	$10,702	$10,486
11/2018	$10,723	$10,519
12/2018	$10,882	$10,732
01/2019	$11,118	$10,895
02/2019	$11,071	$10,833
03/2019	$11,165	$10,968
04/2019	$11,159	$10,936
05/2019	$11,267	$11,084
06/2019	$11,517	$11,330
07/2019	$11,429	$11,298
08/2019	$11,639	$11,528
09/2019	$11,537	$11,411
10/2019	$11,611	$11,487
11/2019	$11,510	$11,399
12/2019	$11,624	$11,466
01/2020	$11,753	$11,612
02/2020	$11,781	$11,690
03/2020	$11,282	$11,428
04/2020	$11,644	$11,653
05/2020	$11,890	$11,704
06/2020	$12,102	$11,808
07/2020	$12,573	$12,184
08/2020	$12,628	$12,166
09/2020	$12,526	$12,122
10/2020	$12,580	$12,134
11/2020	$12,922	$12,354
12/2020	$13,191	$12,520
01/2021	$13,062	$12,410
02/2021	$12,833	$12,196
03/2021	$12,603	$11,962
04/2021	$12,790	$12,113
05/2021	$12,919	$12,227
06/2021	$12,804	$12,119
07/2021	$12,912	$12,280
08/2021	$12,869	$12,229
09/2021	$12,639	$12,012
10/2021	$12,589	$11,983
11/2021	$12,539	$11,948
12/2021	$12,541	$11,931
01/2022	$12,286	$11,686
02/2022	$12,152	$11,548
03/2022	$11,792	$11,196
04/2022	$11,089	$10,583
05/2022	$11,134	$10,611
06/2022	$10,663	$10,271
07/2022	$10,902	$10,489
08/2022	$10,468	$10,075
09/2022	$9,892	$9,558
10/2022	$9,847	$9,492
11/2022	$10,378	$9,939
12/2022	$10,386	$9,992
01/2023	$10,730	$10,320
02/2023	$10,333	$9,977
03/2023	$10,670	$10,293
04/2023	$10,700	$10,338
05/2023	$10,498	$10,136
06/2023	$10,498	$10,135
07/2023	$10,573	$10,206
08/2023	$10,416	$10,066
09/2023	$10,079	$9,772
10/2023	$9,937	$9,655
11/2023	$10,483	$10,142
12/2023	$10,954	$10,563
01/2024	$10,790	$10,418
02/2024	$10,655	$10,287
03/2024	$10,708	$10,343
04/2024	$10,401	$10,082
05/2024	$10,550	$10,215
06/2024	$10,565	$10,229
07/2024	$10,880	$10,512
08/2024	$11,119	$10,760
09/2024	$11,314	$10,943
10/2024	$10,932	$10,577
11/2024	$10,969	$10,613
12/2024	$10,685	$10,385
01/2025	$10,752	$10,444
02/2025	$10,925	$10,593
03/2025	$10,992	$10,659
04/2025	$11,299	$10,972
05/2025	$11,284	$10,933
06/2025	$11,553	$11,140
07/2025	$11,321	$10,974
08/2025	$11,508	$11,134
09/2025	$11,598	$11,207

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	2.51%	(1.53%)	1.49%	5.22%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.67% from 0.69%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGBX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2025

M-LSTGB99I-0925

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Global Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly. This report describes changes to the Fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$95	0.94%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The allocation to investment grade corporate credit was the primary driver of positive excess return. Within investment grade corporate credit, banking, technology, and consumer non-cyclicals were the top contributors, driven by the risk-adjusted overweights and positive security specific selection.

• The off-benchmark allocation to high yield energy and technology issuers contributed to relative performance as the Fund opportunistically added exposure following tariff-related spread widening in early April and benefitted from subsequent spread tightening.

• Yield curve and duration positioning had a positive impact on excess return, led by the targeted local market overweights in select emerging market countries such as Brazil, South Africa, and Mexico. Within developed markets, targeted positioning in the Japanese yen and euro-pay markets contributed to relative performance.

• From a currency management standpoint, the targeted US dollar underweight contributed to excess return. The overweights to the euro and Japanese yen had a positive impact on performance as they benefitted from broad US dollar weakness in the second half of the period.

Top Detractors from Performance

• While overall yield curve and duration positioning contributed to excess return, duration positioning in the US dollar-pay market detracted from relative performance, as did the underweight in the Chinese renminbi-pay market.

• From a currency management standpoint, the overweight to the Indonesian rupiah had a negative impact on excess return as the rupiah underperformed during the period.

• In credit, the risk-adjusted underweight to the consumer cyclical industry modestly detracted from relative performance as it benefitted from the general corporate bond spread rally during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg Global Aggregate Bond Index
09/2015	$10,000	$10,000
10/2015	$10,067	$10,021
11/2015	$9,906	$9,855
12/2015	$9,885	$9,908
01/2016	$9,879	$9,993
02/2016	$10,020	$10,216
03/2016	$10,405	$10,492
04/2016	$10,655	$10,632
05/2016	$10,479	$10,489
06/2016	$10,742	$10,795
07/2016	$10,911	$10,877
08/2016	$10,904	$10,824
09/2016	$10,951	$10,883
10/2016	$10,685	$10,581
11/2016	$10,239	$10,161
12/2016	$10,213	$10,114
01/2017	$10,374	$10,228
02/2017	$10,428	$10,277
03/2017	$10,468	$10,292
04/2017	$10,584	$10,408
05/2017	$10,739	$10,569
06/2017	$10,760	$10,560
07/2017	$10,983	$10,738
08/2017	$11,065	$10,844
09/2017	$11,004	$10,746
10/2017	$10,956	$10,706
11/2017	$11,044	$10,825
12/2017	$11,096	$10,862
01/2018	$11,273	$10,992
02/2018	$11,164	$10,894
03/2018	$11,259	$11,010
04/2018	$11,076	$10,834
05/2018	$10,940	$10,752
06/2018	$10,858	$10,704
07/2018	$10,886	$10,686
08/2018	$10,831	$10,697
09/2018	$10,770	$10,605
10/2018	$10,621	$10,486
11/2018	$10,641	$10,519
12/2018	$10,797	$10,732
01/2019	$11,022	$10,895
02/2019	$10,981	$10,833
03/2019	$11,063	$10,968
04/2019	$11,056	$10,936
05/2019	$11,165	$11,084
06/2019	$11,411	$11,330
07/2019	$11,322	$11,298
08/2019	$11,527	$11,528
09/2019	$11,424	$11,411
10/2019	$11,499	$11,487
11/2019	$11,390	$11,399
12/2019	$11,501	$11,466
01/2020	$11,625	$11,612
02/2020	$11,653	$11,690
03/2020	$11,158	$11,428
04/2020	$11,515	$11,653
05/2020	$11,749	$11,704
06/2020	$11,962	$11,808
07/2020	$12,422	$12,184
08/2020	$12,471	$12,166
09/2020	$12,374	$12,122
10/2020	$12,422	$12,134
11/2020	$12,759	$12,354
12/2020	$13,019	$12,520
01/2021	$12,889	$12,410
02/2021	$12,659	$12,196
03/2021	$12,436	$11,962
04/2021	$12,616	$12,113
05/2021	$12,738	$12,227
06/2021	$12,623	$12,119
07/2021	$12,724	$12,280
08/2021	$12,681	$12,229
09/2021	$12,457	$12,012
10/2021	$12,400	$11,983
11/2021	$12,342	$11,948
12/2021	$12,348	$11,931
01/2022	$12,092	$11,686
02/2022	$11,965	$11,548
03/2022	$11,605	$11,196
04/2022	$10,907	$10,583
05/2022	$10,945	$10,611
06/2022	$10,487	$10,271
07/2022	$10,720	$10,489
08/2022	$10,285	$10,075
09/2022	$9,722	$9,558
10/2022	$9,677	$9,492
11/2022	$10,195	$9,939
12/2022	$10,202	$9,992
01/2023	$10,540	$10,320
02/2023	$10,142	$9,977
03/2023	$10,472	$10,293
04/2023	$10,502	$10,338
05/2023	$10,300	$10,136
06/2023	$10,300	$10,135
07/2023	$10,367	$10,206
08/2023	$10,217	$10,066
09/2023	$9,880	$9,772
10/2023	$9,744	$9,655
11/2023	$10,277	$10,142
12/2023	$10,727	$10,563
01/2024	$10,562	$10,418
02/2024	$10,435	$10,287
03/2024	$10,480	$10,343
04/2024	$10,180	$10,082
05/2024	$10,330	$10,215
06/2024	$10,337	$10,229
07/2024	$10,637	$10,512
08/2024	$10,877	$10,760
09/2024	$11,057	$10,943
10/2024	$10,690	$10,577
11/2024	$10,727	$10,613
12/2024	$10,442	$10,385
01/2025	$10,502	$10,444
02/2025	$10,667	$10,593
03/2025	$10,735	$10,659
04/2025	$11,035	$10,972
05/2025	$11,012	$10,933
06/2025	$11,275	$11,140
07/2025	$11,050	$10,974
08/2025	$11,230	$11,134
09/2025	$11,312	$11,207

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	2.31%	(1.78%)	1.24%	4.99%
Bloomberg Global Aggregate Bond Index	2.40%	(1.56%)	1.15%	-%

Key Fund Statistics

Total Net Assets	$336,732,561
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	285
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,517,738

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	36.4%
Local Authorities	4.0%
Mortgage Related	7.5%
Banking	8.6%
Treasuries	43.5%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Country Weightings

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	25.0%
Brazil	3.1%
Germany	4.2%
United Kingdom	4.6%
Canada	4.7%
Spain	4.8%
France	5.8%
China	6.3%
Japan	7.2%
United States	34.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Material Fund Changes

Effective July 1, 2025, the Fund had the following material changes, which were reported in a supplement to the Fund's prospectus. For more information, you may review the Fund's prospectus at im.natixis.com/funddocuments or upon request at (800) 633-3330 or through your financial intermediary.

Expenses:  The expense limit as a percentage of average daily net assets was reduced to 0.92% from 0.94%.

Fees:  The advisory fee rate as a percentage of average daily net assets will be 0.52% on the first $1 billion of assets, 0.50% on the next $1 billion in of assets, 0.48% on the next $3 billion of assets, 0.45% on the next $5 billion of assets and 0.40% thereafter.

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.5
US Treasury	5.3
Not ratedFootnote Reference^	9.0
BB	6.1
BBB	24.0
A	30.4
AA	16.3
AAA	6.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSGLX

Loomis Sayles Global Bond Fund

Annual Shareholder Report

September 30, 2025

M-LSTGB99R-0925

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles High Income Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Convertible securities were a major contributor to performance, led by select names in the communications and cruise line sectors.

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Exposure to securitized assets was positive, with select non-agency commercial mortgage-backed securities holdings delivering excess returns.

Top Detractors from Performance

• Investment grade corporate credit was a minor detractor from excess returns, as names in the media entertainment sector underperformed.

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,305	$10,002	$10,275
11/2015	$10,137	$9,975	$10,047
12/2015	$9,853	$9,943	$9,793
01/2016	$9,640	$10,080	$9,636
02/2016	$9,691	$10,151	$9,691
03/2016	$10,102	$10,244	$10,122
04/2016	$10,483	$10,284	$10,518
05/2016	$10,556	$10,286	$10,583
06/2016	$10,673	$10,471	$10,681
07/2016	$10,952	$10,537	$10,969
08/2016	$11,197	$10,525	$11,199
09/2016	$11,265	$10,519	$11,273
10/2016	$11,267	$10,439	$11,317
11/2016	$11,217	$10,192	$11,263
12/2016	$11,415	$10,206	$11,471
01/2017	$11,588	$10,226	$11,638
02/2017	$11,766	$10,295	$11,807
03/2017	$11,758	$10,290	$11,781
04/2017	$11,858	$10,369	$11,917
05/2017	$11,968	$10,449	$12,020
06/2017	$12,001	$10,438	$12,037
07/2017	$12,133	$10,483	$12,170
08/2017	$12,146	$10,577	$12,165
09/2017	$12,269	$10,527	$12,274
10/2017	$12,302	$10,533	$12,326
11/2017	$12,336	$10,519	$12,295
12/2017	$12,373	$10,568	$12,332
01/2018	$12,453	$10,446	$12,406
02/2018	$12,303	$10,347	$12,300
03/2018	$12,256	$10,413	$12,226
04/2018	$12,323	$10,336	$12,306
05/2018	$12,322	$10,410	$12,302
06/2018	$12,381	$10,397	$12,352
07/2018	$12,521	$10,399	$12,486
08/2018	$12,580	$10,466	$12,579
09/2018	$12,662	$10,399	$12,649
10/2018	$12,461	$10,317	$12,446
11/2018	$12,378	$10,378	$12,339
12/2018	$12,116	$10,569	$12,075
01/2019	$12,655	$10,681	$12,621
02/2019	$12,819	$10,675	$12,831
03/2019	$12,980	$10,880	$12,952
04/2019	$13,141	$10,883	$13,136
05/2019	$12,981	$11,076	$12,980
06/2019	$13,285	$11,215	$13,275
07/2019	$13,322	$11,240	$13,350
08/2019	$13,298	$11,531	$13,404
09/2019	$13,313	$11,470	$13,452
10/2019	$13,372	$11,504	$13,490
11/2019	$13,420	$11,498	$13,534
12/2019	$13,692	$11,490	$13,804
01/2020	$13,705	$11,711	$13,808
02/2020	$13,496	$11,922	$13,613
03/2020	$12,042	$11,852	$12,053
04/2020	$12,556	$12,063	$12,596
05/2020	$13,083	$12,119	$13,151
06/2020	$13,230	$12,195	$13,280
07/2020	$13,916	$12,377	$13,902
08/2020	$14,067	$12,277	$14,035
09/2020	$13,883	$12,271	$13,890
10/2020	$13,939	$12,216	$13,961
11/2020	$14,623	$12,336	$14,513
12/2020	$14,958	$12,353	$14,786
01/2021	$14,958	$12,264	$14,835
02/2021	$15,040	$12,087	$14,890
03/2021	$15,072	$11,936	$14,912
04/2021	$15,297	$12,030	$15,074
05/2021	$15,341	$12,070	$15,118
06/2021	$15,541	$12,155	$15,321
07/2021	$15,583	$12,290	$15,379
08/2021	$15,667	$12,267	$15,458
09/2021	$15,624	$12,161	$15,457
10/2021	$15,538	$12,157	$15,430
11/2021	$15,293	$12,193	$15,280
12/2021	$15,604	$12,162	$15,567
01/2022	$15,138	$11,900	$15,141
02/2022	$14,924	$11,767	$14,985
03/2022	$14,787	$11,441	$14,814
04/2022	$14,174	$11,006	$14,287
05/2022	$14,126	$11,077	$14,322
06/2022	$13,076	$10,904	$13,358
07/2022	$13,864	$11,170	$14,146
08/2022	$13,613	$10,854	$13,820
09/2022	$13,033	$10,385	$13,271
10/2022	$13,330	$10,251	$13,616
11/2022	$13,664	$10,628	$13,912
12/2022	$13,598	$10,580	$13,825
01/2023	$14,193	$10,905	$14,351
02/2023	$13,917	$10,623	$14,167
03/2023	$13,946	$10,893	$14,318
04/2023	$14,032	$10,959	$14,461
05/2023	$13,818	$10,840	$14,329
06/2023	$14,081	$10,801	$14,568
07/2023	$14,331	$10,794	$14,769
08/2023	$14,367	$10,725	$14,810
09/2023	$14,202	$10,452	$14,635
10/2023	$13,917	$10,287	$14,465
11/2023	$14,486	$10,753	$15,120
12/2023	$15,067	$11,165	$15,684
01/2024	$15,050	$11,134	$15,683
02/2024	$15,143	$10,977	$15,729
03/2024	$15,309	$11,078	$15,915
04/2024	$15,160	$10,798	$15,765
05/2024	$15,347	$10,981	$15,938
06/2024	$15,479	$11,085	$16,089
07/2024	$15,770	$11,344	$16,402
08/2024	$16,029	$11,507	$16,669
09/2024	$16,396	$11,661	$16,939
10/2024	$16,360	$11,372	$16,847
11/2024	$16,656	$11,493	$17,041
12/2024	$16,566	$11,304	$16,969
01/2025	$16,790	$11,364	$17,201
02/2025	$16,937	$11,614	$17,316
03/2025	$16,768	$11,619	$17,139
04/2025	$16,751	$11,664	$17,135
05/2025	$17,042	$11,581	$17,423
06/2025	$17,375	$11,759	$17,744
07/2025	$17,516	$11,728	$17,824
08/2025	$17,816	$11,868	$18,046
09/2025	$17,981	$11,998	$18,194

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit loomissayles.com/website/intermediary-advisory/performance-monthly.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	9.66%	5.31%	6.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	7.41%	5.55%	6.17%

Key Fund Statistics

Total Net Assets	$292,020,142
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	454
Portfolio Turnover Rate	117%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Technology
11.1%
Cable Satellite
9.9%
Property & Casualty Insurance
6.9%
Independent Energy
4.7%
Midstream
4.5%
Healthcare
3.4%
Retailers
3.2%
Lodging
3.0%
Media Entertainment
3.0%
Pharmaceuticals
3.0%
Short-Term Investments
3.6%
Other investments less than 3% of net assets*
43.7%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	43.7%
Short-Term Investments	3.6%
Pharmaceuticals	3.0%
Media Entertainment	3.0%
Lodging	3.0%
Retailers	3.2%
Healthcare	3.4%
Midstream	4.5%
Independent Energy	4.7%
Property & Casualty Insurance	6.9%
Cable Satellite	9.9%
Technology	11.1%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.9
Not ratedFootnote Reference^	8.4
D	0.1
CCC	7.7
B	28.6
BB	52.0
BBB	0.3
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSIOX

Loomis Sayles High Income Opportunities Fund

Annual Shareholder Report

September 30, 2025

M-LSTHI99I-0925

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
02/2017	$10,058	$10,080	$10,057
03/2017	$10,054	$10,074	$10,051
04/2017	$10,112	$10,152	$10,111
05/2017	$10,102	$10,230	$10,106
06/2017	$10,034	$10,220	$10,010
07/2017	$10,092	$10,264	$10,055
08/2017	$10,189	$10,356	$10,162
09/2017	$10,140	$10,307	$10,097
10/2017	$10,169	$10,313	$10,118
11/2017	$10,179	$10,300	$10,132
12/2017	$10,297	$10,347	$10,224
01/2018	$10,218	$10,228	$10,137
02/2018	$10,100	$10,131	$10,038
03/2018	$10,198	$10,196	$10,144
04/2018	$10,198	$10,120	$10,138
05/2018	$10,228	$10,192	$10,181
06/2018	$10,268	$10,180	$10,222
07/2018	$10,228	$10,182	$10,173
08/2018	$10,308	$10,247	$10,246
09/2018	$10,194	$10,181	$10,138
10/2018	$10,033	$10,101	$9,993
11/2018	$10,053	$10,161	$10,040
12/2018	$10,072	$10,348	$10,095
01/2019	$10,254	$10,458	$10,231
02/2019	$10,254	$10,452	$10,230
03/2019	$10,436	$10,653	$10,418
04/2019	$10,486	$10,655	$10,453
05/2019	$10,668	$10,844	$10,625
06/2019	$10,747	$10,981	$10,716
07/2019	$10,788	$11,005	$10,754
08/2019	$11,064	$11,290	$11,010
09/2019	$10,885	$11,230	$10,860
10/2019	$10,916	$11,264	$10,888
11/2019	$10,916	$11,258	$10,905
12/2019	$10,958	$11,250	$10,946
01/2020	$11,195	$11,466	$11,176
02/2020	$11,370	$11,673	$11,331
03/2020	$11,257	$11,604	$11,131
04/2020	$11,629	$11,810	$11,441
05/2020	$11,691	$11,865	$11,476
06/2020	$11,846	$11,940	$11,604
07/2020	$12,197	$12,119	$11,870
08/2020	$12,280	$12,021	$12,000
09/2020	$12,227	$12,014	$11,956
10/2020	$12,155	$11,960	$11,878
11/2020	$12,342	$12,078	$12,012
12/2020	$12,491	$12,094	$12,149
01/2021	$12,502	$12,008	$12,190
02/2021	$12,324	$11,834	$11,993
03/2021	$12,293	$11,687	$11,971
04/2021	$12,471	$11,779	$12,138
05/2021	$12,596	$11,817	$12,285
06/2021	$12,696	$11,900	$12,360
07/2021	$13,025	$12,033	$12,689
08/2021	$12,993	$12,011	$12,667
09/2021	$12,884	$11,907	$12,576
10/2021	$12,992	$11,903	$12,719
11/2021	$13,079	$11,939	$12,832
12/2021	$13,123	$11,908	$12,873
01/2022	$12,826	$11,651	$12,613
02/2022	$12,925	$11,521	$12,720
03/2022	$12,699	$11,201	$12,484
04/2022	$12,386	$10,776	$12,229
05/2022	$12,263	$10,846	$12,107
06/2022	$11,846	$10,676	$11,724
07/2022	$12,374	$10,936	$12,235
08/2022	$12,076	$10,627	$11,909
09/2022	$11,275	$10,168	$11,121
10/2022	$11,381	$10,037	$11,259
11/2022	$11,630	$10,406	$11,465
12/2022	$11,496	$10,359	$11,348
01/2023	$11,746	$10,677	$11,556
02/2023	$11,555	$10,401	$11,398
03/2023	$11,881	$10,666	$11,727
04/2023	$11,905	$10,730	$11,740
05/2023	$11,761	$10,613	$11,599
06/2023	$11,706	$10,576	$11,560
07/2023	$11,731	$10,568	$11,575
08/2023	$11,621	$10,501	$11,472
09/2023	$11,393	$10,234	$11,260
10/2023	$11,294	$10,072	$11,178
11/2023	$11,615	$10,528	$11,481
12/2023	$11,919	$10,931	$11,790
01/2024	$11,969	$10,901	$11,811
02/2024	$11,833	$10,747	$11,684
03/2024	$11,915	$10,847	$11,780
04/2024	$11,716	$10,573	$11,582
05/2024	$11,915	$10,752	$11,781
06/2024	$12,016	$10,854	$11,873
07/2024	$12,231	$11,107	$12,085
08/2024	$12,333	$11,267	$12,180
09/2024	$12,522	$11,418	$12,363
10/2024	$12,280	$11,135	$12,141
11/2024	$12,344	$11,252	$12,200
12/2024	$12,141	$11,068	$12,007
01/2025	$12,295	$11,127	$12,162
02/2025	$12,551	$11,372	$12,427
03/2025	$12,633	$11,376	$12,507
04/2025	$12,633	$11,421	$12,522
05/2025	$12,555	$11,339	$12,448
06/2025	$12,686	$11,513	$12,567
07/2025	$12,712	$11,483	$12,582
08/2025	$12,896	$11,620	$12,776
09/2025	$12,972	$11,747	$12,831

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/1/17
Class N	3.59%	1.19%	3.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.87%
Bloomberg U.S. TIPS Index	3.79%	1.42%	2.91%

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries
83.1%
Banking
5.3%
Other investments less than 3% of net assets*
11.6%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LIPNX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2025

M-LSTIPS99N-0925

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,010	$10,002	$10,025
11/2015	$10,000	$9,975	$10,016
12/2015	$9,919	$9,943	$9,936
01/2016	$10,066	$10,080	$10,084
02/2016	$10,175	$10,151	$10,196
03/2016	$10,352	$10,244	$10,379
04/2016	$10,391	$10,284	$10,415
05/2016	$10,303	$10,286	$10,341
06/2016	$10,517	$10,471	$10,556
07/2016	$10,597	$10,537	$10,648
08/2016	$10,537	$10,525	$10,600
09/2016	$10,600	$10,519	$10,658
10/2016	$10,550	$10,439	$10,615
11/2016	$10,361	$10,192	$10,412
12/2016	$10,353	$10,206	$10,402
01/2017	$10,433	$10,226	$10,489
02/2017	$10,483	$10,295	$10,538
03/2017	$10,469	$10,290	$10,533
04/2017	$10,529	$10,369	$10,595
05/2017	$10,529	$10,449	$10,591
06/2017	$10,456	$10,438	$10,490
07/2017	$10,506	$10,483	$10,537
08/2017	$10,618	$10,577	$10,649
09/2017	$10,565	$10,527	$10,581
10/2017	$10,595	$10,533	$10,603
11/2017	$10,605	$10,519	$10,617
12/2017	$10,727	$10,568	$10,714
01/2018	$10,645	$10,446	$10,622
02/2018	$10,522	$10,347	$10,519
03/2018	$10,623	$10,413	$10,630
04/2018	$10,623	$10,336	$10,624
05/2018	$10,644	$10,410	$10,669
06/2018	$10,684	$10,397	$10,712
07/2018	$10,642	$10,399	$10,660
08/2018	$10,736	$10,466	$10,737
09/2018	$10,616	$10,399	$10,624
10/2018	$10,448	$10,317	$10,472
11/2018	$10,469	$10,378	$10,522
12/2018	$10,488	$10,569	$10,579
01/2019	$10,677	$10,681	$10,721
02/2019	$10,677	$10,675	$10,720
03/2019	$10,867	$10,880	$10,917
04/2019	$10,909	$10,883	$10,953
05/2019	$11,109	$11,076	$11,134
06/2019	$11,188	$11,215	$11,230
07/2019	$11,220	$11,240	$11,270
08/2019	$11,518	$11,531	$11,538
09/2019	$11,330	$11,470	$11,381
10/2019	$11,362	$11,504	$11,410
11/2019	$11,362	$11,498	$11,427
12/2019	$11,394	$11,490	$11,471
01/2020	$11,651	$11,711	$11,712
02/2020	$11,823	$11,922	$11,874
03/2020	$11,704	$11,852	$11,665
04/2020	$12,091	$12,063	$11,989
05/2020	$12,156	$12,119	$12,025
06/2020	$12,317	$12,195	$12,160
07/2020	$12,683	$12,377	$12,439
08/2020	$12,780	$12,277	$12,575
09/2020	$12,712	$12,271	$12,529
10/2020	$12,637	$12,216	$12,448
11/2020	$12,831	$12,336	$12,587
12/2020	$12,985	$12,353	$12,732
01/2021	$12,996	$12,264	$12,774
02/2021	$12,811	$12,087	$12,568
03/2021	$12,777	$11,936	$12,544
04/2021	$12,962	$12,030	$12,720
05/2021	$13,093	$12,070	$12,874
06/2021	$13,195	$12,155	$12,952
07/2021	$13,537	$12,290	$13,297
08/2021	$13,493	$12,267	$13,274
09/2021	$13,390	$12,161	$13,179
10/2021	$13,502	$12,157	$13,328
11/2021	$13,591	$12,193	$13,447
12/2021	$13,637	$12,162	$13,490
01/2022	$13,327	$11,900	$13,217
02/2022	$13,430	$11,767	$13,330
03/2022	$13,193	$11,441	$13,082
04/2022	$12,868	$11,006	$12,815
05/2022	$12,729	$11,077	$12,688
06/2022	$12,305	$10,904	$12,286
07/2022	$12,854	$11,170	$12,821
08/2022	$12,544	$10,854	$12,480
09/2022	$11,710	$10,385	$11,654
10/2022	$11,820	$10,251	$11,799
11/2022	$12,078	$10,628	$12,014
12/2022	$11,937	$10,580	$11,892
01/2023	$12,197	$10,905	$12,110
02/2023	$11,999	$10,623	$11,944
03/2023	$12,349	$10,893	$12,289
04/2023	$12,361	$10,959	$12,302
05/2023	$12,212	$10,840	$12,155
06/2023	$12,153	$10,801	$12,114
07/2023	$12,178	$10,794	$12,130
08/2023	$12,064	$10,725	$12,021
09/2023	$11,826	$10,452	$11,799
10/2023	$11,736	$10,287	$11,714
11/2023	$12,056	$10,753	$12,031
12/2023	$12,371	$11,165	$12,355
01/2024	$12,422	$11,134	$12,377
02/2024	$12,281	$10,977	$12,244
03/2024	$12,365	$11,078	$12,345
04/2024	$12,158	$10,798	$12,137
05/2024	$12,365	$10,981	$12,345
06/2024	$12,468	$11,085	$12,442
07/2024	$12,692	$11,344	$12,664
08/2024	$12,797	$11,507	$12,763
09/2024	$12,993	$11,661	$12,955
10/2024	$12,741	$11,372	$12,723
11/2024	$12,807	$11,493	$12,784
12/2024	$12,595	$11,304	$12,582
01/2025	$12,755	$11,364	$12,745
02/2025	$13,021	$11,614	$13,023
03/2025	$13,091	$11,619	$13,106
04/2025	$13,105	$11,664	$13,122
05/2025	$13,024	$11,581	$13,045
06/2025	$13,158	$11,759	$13,169
07/2025	$13,185	$11,728	$13,185
08/2025	$13,376	$11,868	$13,388
09/2025	$13,454	$11,998	$13,446

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Institutional Class	3.55%	1.14%	3.01%	5.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. TIPS Index	3.79%	1.42%	3.01%	-%

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSGSX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2025

M-LSTIPS99I-0925

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Inflation Protected Securities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• US Treasuries were the largest contributor to excess return during the year, primarily due to positive issue selection within the space.

• An out-of-benchmark position to investment grade corporates was a contributor to excess returns. Within investment grade, technology and banking contributed the most due to security selection.

Top Detractors from Performance

• Within investment grade industrials, selection within the energy sector detracted from excess return.

• Yield curve positioning was the main detractor to excess returns during the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. TIPS Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,990	$10,002	$10,025
11/2015	$9,980	$9,975	$10,016
12/2015	$9,892	$9,943	$9,936
01/2016	$10,050	$10,080	$10,084
02/2016	$10,149	$10,151	$10,196
03/2016	$10,327	$10,244	$10,379
04/2016	$10,356	$10,284	$10,415
05/2016	$10,267	$10,286	$10,341
06/2016	$10,480	$10,471	$10,556
07/2016	$10,559	$10,537	$10,648
08/2016	$10,490	$10,525	$10,600
09/2016	$10,547	$10,519	$10,658
10/2016	$10,497	$10,439	$10,615
11/2016	$10,309	$10,192	$10,412
12/2016	$10,304	$10,206	$10,402
01/2017	$10,374	$10,226	$10,489
02/2017	$10,423	$10,295	$10,538
03/2017	$10,412	$10,290	$10,533
04/2017	$10,472	$10,369	$10,595
05/2017	$10,462	$10,449	$10,591
06/2017	$10,382	$10,438	$10,490
07/2017	$10,443	$10,483	$10,537
08/2017	$10,543	$10,577	$10,649
09/2017	$10,484	$10,527	$10,581
10/2017	$10,525	$10,533	$10,603
11/2017	$10,525	$10,519	$10,617
12/2017	$10,649	$10,568	$10,714
01/2018	$10,557	$10,446	$10,622
02/2018	$10,435	$10,347	$10,519
03/2018	$10,540	$10,413	$10,630
04/2018	$10,529	$10,336	$10,624
05/2018	$10,560	$10,410	$10,669
06/2018	$10,593	$10,397	$10,712
07/2018	$10,552	$10,399	$10,660
08/2018	$10,634	$10,466	$10,737
09/2018	$10,508	$10,399	$10,624
10/2018	$10,352	$10,317	$10,472
11/2018	$10,362	$10,378	$10,522
12/2018	$10,384	$10,569	$10,579
01/2019	$10,561	$10,681	$10,721
02/2019	$10,561	$10,675	$10,720
03/2019	$10,749	$10,880	$10,917
04/2019	$10,791	$10,883	$10,953
05/2019	$10,978	$11,076	$11,134
06/2019	$11,065	$11,215	$11,230
07/2019	$11,097	$11,240	$11,270
08/2019	$11,381	$11,531	$11,538
09/2019	$11,188	$11,470	$11,381
10/2019	$11,220	$11,504	$11,410
11/2019	$11,220	$11,498	$11,427
12/2019	$11,256	$11,490	$11,471
01/2020	$11,500	$11,711	$11,712
02/2020	$11,670	$11,922	$11,874
03/2020	$11,552	$11,852	$11,665
04/2020	$11,935	$12,063	$11,989
05/2020	$11,998	$12,119	$12,025
06/2020	$12,158	$12,195	$12,160
07/2020	$12,508	$12,377	$12,439
08/2020	$12,593	$12,277	$12,575
09/2020	$12,541	$12,271	$12,529
10/2020	$12,456	$12,216	$12,448
11/2020	$12,648	$12,336	$12,587
12/2020	$12,805	$12,353	$12,732
01/2021	$12,805	$12,264	$12,774
02/2021	$12,623	$12,087	$12,568
03/2021	$12,583	$11,936	$12,544
04/2021	$12,766	$12,030	$12,720
05/2021	$12,884	$12,070	$12,874
06/2021	$12,989	$12,155	$12,952
07/2021	$13,315	$12,290	$13,297
08/2021	$13,283	$12,267	$13,274
09/2021	$13,173	$12,161	$13,179
10/2021	$13,272	$12,157	$13,328
11/2021	$13,372	$12,193	$13,447
12/2021	$13,408	$12,162	$13,490
01/2022	$13,103	$11,900	$13,217
02/2022	$13,205	$11,767	$13,330
03/2022	$12,964	$11,441	$13,082
04/2022	$12,644	$11,006	$12,815
05/2022	$12,506	$11,077	$12,688
06/2022	$12,081	$10,904	$12,286
07/2022	$12,622	$11,170	$12,821
08/2022	$12,304	$10,854	$12,480
09/2022	$11,488	$10,385	$11,654
10/2022	$11,596	$10,251	$11,799
11/2022	$11,850	$10,628	$12,014
12/2022	$11,704	$10,580	$11,892
01/2023	$11,960	$10,905	$12,110
02/2023	$11,765	$10,623	$11,944
03/2023	$12,090	$10,893	$12,289
04/2023	$12,114	$10,959	$12,302
05/2023	$11,955	$10,840	$12,155
06/2023	$11,901	$10,801	$12,114
07/2023	$11,926	$10,794	$12,130
08/2023	$11,802	$10,725	$12,021
09/2023	$11,573	$10,452	$11,799
10/2023	$11,472	$10,287	$11,714
11/2023	$11,799	$10,753	$12,031
12/2023	$12,112	$11,165	$12,355
01/2024	$12,150	$11,134	$12,377
02/2024	$12,011	$10,977	$12,244
03/2024	$12,086	$11,078	$12,345
04/2024	$11,884	$10,798	$12,137
05/2024	$12,086	$10,981	$12,345
06/2024	$12,180	$11,085	$12,442
07/2024	$12,399	$11,344	$12,664
08/2024	$12,503	$11,507	$12,763
09/2024	$12,686	$11,661	$12,955
10/2024	$12,440	$11,372	$12,723
11/2024	$12,504	$11,493	$12,784
12/2024	$12,288	$11,304	$12,582
01/2025	$12,444	$11,364	$12,745
02/2025	$12,692	$11,614	$13,023
03/2025	$12,766	$11,619	$13,106
04/2025	$12,779	$11,664	$13,122
05/2025	$12,700	$11,581	$13,045
06/2025	$12,823	$11,759	$13,169
07/2025	$12,837	$11,728	$13,185
08/2025	$13,037	$11,868	$13,388
09/2025	$13,105	$11,998	$13,446

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Retail Class	3.30%	0.88%	2.74%	4.94%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. TIPS Index	3.79%	1.42%	3.01%	-%

Key Fund Statistics

Total Net Assets	$99,615,501
# of Portfolio Holdings (including overnight repurchase agreements)	73
Portfolio Turnover Rate	68%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$52,252

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	11.6%
Banking	5.3%
Treasuries	83.1%
Footnote	Description
Footnote*	Net of other assets less liabilities

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	0.9
US Treasury	83.3
Not ratedFootnote Reference^	1.6
BB	2.1
BBB	8.5
A	3.4
AA	0.2
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LIPRX

Loomis Sayles Inflation Protected Securities Fund

Annual Shareholder Report

September 30, 2025

M-LSTIPS99R-0925

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Institutional High Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$76	0.73%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Convertible securities were a major contributor to performance, led by select names in the communications and cruise line sectors.

• Security selection within high yield corporate credit was beneficial, as our high-conviction positions in the communications sector outperformed.

• Exposure to securitized assets was positive, with select non-agency commercial mortgage-backed securities holdings delivering excess returns.

Top Detractors from Performance

• Investment grade corporate credit was a minor detractor from excess returns, as names in the media entertainment sector underperformed.

• Our exposure to equity securities was negative, with healthcare and airline names hindering excess returns.

• Defensive, reserve-like allocations weighed on performance amid increased investor appetite for risk during the period.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High-Yield Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,313	$10,002	$10,275
11/2015	$10,030	$9,975	$10,047
12/2015	$9,667	$9,943	$9,793
01/2016	$9,320	$10,080	$9,636
02/2016	$9,353	$10,151	$9,691
03/2016	$9,915	$10,244	$10,122
04/2016	$10,262	$10,284	$10,518
05/2016	$10,394	$10,286	$10,583
06/2016	$10,609	$10,471	$10,681
07/2016	$10,923	$10,537	$10,969
08/2016	$11,154	$10,525	$11,199
09/2016	$11,253	$10,519	$11,273
10/2016	$11,237	$10,439	$11,317
11/2016	$11,303	$10,192	$11,263
12/2016	$11,499	$10,206	$11,471
01/2017	$11,762	$10,226	$11,638
02/2017	$11,937	$10,295	$11,807
03/2017	$11,902	$10,290	$11,781
04/2017	$12,025	$10,369	$11,917
05/2017	$12,113	$10,449	$12,020
06/2017	$12,183	$10,438	$12,037
07/2017	$12,253	$10,483	$12,170
08/2017	$12,200	$10,577	$12,165
09/2017	$12,288	$10,527	$12,274
10/2017	$12,358	$10,533	$12,326
11/2017	$12,393	$10,519	$12,295
12/2017	$12,465	$10,568	$12,332
01/2018	$12,558	$10,446	$12,406
02/2018	$12,391	$10,347	$12,300
03/2018	$12,317	$10,413	$12,226
04/2018	$12,391	$10,336	$12,306
05/2018	$12,372	$10,410	$12,302
06/2018	$12,409	$10,397	$12,352
07/2018	$12,614	$10,399	$12,486
08/2018	$12,669	$10,466	$12,579
09/2018	$12,818	$10,399	$12,649
10/2018	$12,539	$10,317	$12,446
11/2018	$12,409	$10,378	$12,339
12/2018	$12,026	$10,569	$12,075
01/2019	$12,605	$10,681	$12,621
02/2019	$12,764	$10,675	$12,831
03/2019	$12,804	$10,880	$12,952
04/2019	$12,924	$10,883	$13,136
05/2019	$12,645	$11,076	$12,980
06/2019	$13,004	$11,215	$13,275
07/2019	$12,884	$11,240	$13,350
08/2019	$12,804	$11,531	$13,404
09/2019	$12,884	$11,470	$13,452
10/2019	$12,884	$11,504	$13,490
11/2019	$12,844	$11,498	$13,534
12/2019	$13,293	$11,490	$13,804
01/2020	$13,229	$11,711	$13,808
02/2020	$12,739	$11,922	$13,613
03/2020	$10,843	$11,852	$12,053
04/2020	$11,397	$12,063	$12,596
05/2020	$11,865	$12,119	$13,151
06/2020	$12,036	$12,195	$13,280
07/2020	$12,611	$12,377	$13,902
08/2020	$12,867	$12,277	$14,035
09/2020	$12,760	$12,271	$13,890
10/2020	$12,781	$12,216	$13,961
11/2020	$13,527	$12,336	$14,513
12/2020	$13,754	$12,353	$14,786
01/2021	$13,821	$12,264	$14,835
02/2021	$13,933	$12,087	$14,890
03/2021	$14,089	$11,936	$14,912
04/2021	$14,358	$12,030	$15,074
05/2021	$14,425	$12,070	$15,118
06/2021	$14,649	$12,155	$15,321
07/2021	$14,694	$12,290	$15,379
08/2021	$14,784	$12,267	$15,458
09/2021	$14,694	$12,161	$15,457
10/2021	$14,784	$12,157	$15,430
11/2021	$14,515	$12,193	$15,280
12/2021	$14,888	$12,162	$15,567
01/2022	$14,483	$11,900	$15,141
02/2022	$14,293	$11,767	$14,985
03/2022	$14,246	$11,441	$14,814
04/2022	$13,675	$11,006	$14,287
05/2022	$13,627	$11,077	$14,322
06/2022	$12,724	$10,904	$13,358
07/2022	$13,413	$11,170	$14,146
08/2022	$13,175	$10,854	$13,820
09/2022	$12,628	$10,385	$13,271
10/2022	$12,890	$10,251	$13,616
11/2022	$13,223	$10,628	$13,912
12/2022	$13,150	$10,580	$13,825
01/2023	$13,674	$10,905	$14,351
02/2023	$13,399	$10,623	$14,167
03/2023	$13,449	$10,893	$14,318
04/2023	$13,499	$10,959	$14,461
05/2023	$13,299	$10,840	$14,329
06/2023	$13,549	$10,801	$14,568
07/2023	$13,823	$10,794	$14,769
08/2023	$13,823	$10,725	$14,810
09/2023	$13,624	$10,452	$14,635
10/2023	$13,349	$10,287	$14,465
11/2023	$13,898	$10,753	$15,120
12/2023	$14,462	$11,165	$15,684
01/2024	$14,436	$11,134	$15,683
02/2024	$14,542	$10,977	$15,729
03/2024	$14,701	$11,078	$15,915
04/2024	$14,515	$10,798	$15,765
05/2024	$14,701	$10,981	$15,938
06/2024	$14,807	$11,085	$16,089
07/2024	$15,099	$11,344	$16,402
08/2024	$15,364	$11,507	$16,669
09/2024	$15,763	$11,661	$16,939
10/2024	$15,683	$11,372	$16,847
11/2024	$15,975	$11,493	$17,041
12/2024	$15,828	$11,304	$16,969
01/2025	$16,085	$11,364	$17,201
02/2025	$16,228	$11,614	$17,316
03/2025	$16,028	$11,619	$17,139
04/2025	$16,000	$11,664	$17,135
05/2025	$16,257	$11,581	$17,423
06/2025	$16,542	$11,759	$17,744
07/2025	$16,657	$11,728	$17,824
08/2025	$16,942	$11,868	$18,046
09/2025	$17,114	$11,998	$18,194

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	8.57%	6.05%	5.52%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Corporate High-Yield Bond Index	7.41%	5.55%	6.17%

Key Fund Statistics

Total Net Assets	$271,874,250
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	456
Portfolio Turnover Rate	110%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$1,634,919

What did the Fund invest in? (% of Net Assets)

Industry Summary

Technology 10.6%
Cable Satellite 9.8%
Property & Casualty Insurance 6.2%
Banking 5.1%
Independent Energy 4.4%
Midstream 4.3%
Pharmaceuticals 3.2%
Chemicals 3.1%
Media Entertainment 3.0%
Retailers 3.0%
Short-Term Investments 4.7%
Other investments less than 3% of net assets* 42.6%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	42.6%
Short-Term Investments	4.7%
Retailers	3.0%
Media Entertainment	3.0%
Chemicals	3.1%
Pharmaceuticals	3.2%
Midstream	4.3%
Independent Energy	4.4%
Banking	5.1%
Property & Casualty Insurance	6.2%
Cable Satellite	9.8%
Technology	10.6%
Footnote	Description
Footnote*	Net of other assets less liabilities (including forward foreign currency contracts and futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	2.3
Not ratedFootnote Reference^	14.4
D	0.2
CCC	7.2
B	28.1
BB	47.4
BBB	0.4
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSHIX

Loomis Sayles Institutional High Income Fund

Annual Shareholder Report

September 30, 2025

M-LSTIH99I-0925

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class A	$66	0.65%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class A with load	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$9,576	$10,000	$10,000
10/2015	$9,576	$10,002	$9,990
11/2015	$9,556	$9,975	$9,964
12/2015	$9,495	$9,943	$9,931
01/2016	$9,579	$10,080	$10,052
02/2016	$9,603	$10,151	$10,101
03/2016	$9,702	$10,244	$10,174
04/2016	$9,754	$10,284	$10,201
05/2016	$9,753	$10,286	$10,189
06/2016	$9,890	$10,471	$10,335
07/2016	$9,924	$10,537	$10,364
08/2016	$9,921	$10,525	$10,338
09/2016	$9,925	$10,519	$10,352
10/2016	$9,892	$10,439	$10,309
11/2016	$9,727	$10,192	$10,130
12/2016	$9,741	$10,206	$10,138
01/2017	$9,764	$10,226	$10,165
02/2017	$9,807	$10,295	$10,212
03/2017	$9,815	$10,290	$10,217
04/2017	$9,868	$10,369	$10,280
05/2017	$9,923	$10,449	$10,332
06/2017	$9,910	$10,438	$10,313
07/2017	$9,955	$10,483	$10,361
08/2017	$10,009	$10,577	$10,422
09/2017	$9,968	$10,527	$10,375
10/2017	$9,975	$10,533	$10,374
11/2017	$9,954	$10,519	$10,342
12/2017	$9,964	$10,568	$10,354
01/2018	$9,883	$10,446	$10,263
02/2018	$9,831	$10,347	$10,216
03/2018	$9,860	$10,413	$10,253
04/2018	$9,810	$10,336	$10,199
05/2018	$9,859	$10,410	$10,260
06/2018	$9,840	$10,397	$10,253
07/2018	$9,862	$10,399	$10,256
08/2018	$9,913	$10,466	$10,317
09/2018	$9,883	$10,399	$10,275
10/2018	$9,866	$10,317	$10,261
11/2018	$9,886	$10,378	$10,307
12/2018	$9,990	$10,569	$10,445
01/2019	$10,092	$10,681	$10,536
02/2019	$10,132	$10,675	$10,545
03/2019	$10,276	$10,880	$10,688
04/2019	$10,307	$10,883	$10,708
05/2019	$10,421	$11,076	$10,848
06/2019	$10,541	$11,215	$10,964
07/2019	$10,544	$11,240	$10,960
08/2019	$10,717	$11,531	$11,155
09/2019	$10,684	$11,470	$11,114
10/2019	$10,735	$11,504	$11,158
11/2019	$10,711	$11,498	$11,142
12/2019	$10,726	$11,490	$11,156
01/2020	$10,886	$11,711	$11,314
02/2020	$11,027	$11,922	$11,474
03/2020	$10,768	$11,852	$11,423
04/2020	$11,011	$12,063	$11,584
05/2020	$11,152	$12,119	$11,672
06/2020	$11,313	$12,195	$11,744
07/2020	$11,433	$12,377	$11,832
08/2020	$11,447	$12,277	$11,818
09/2020	$11,439	$12,271	$11,817
10/2020	$11,421	$12,216	$11,791
11/2020	$11,494	$12,336	$11,849
12/2020	$11,538	$12,353	$11,873
01/2021	$11,514	$12,264	$11,840
02/2021	$11,416	$12,087	$11,744
03/2021	$11,330	$11,936	$11,653
04/2021	$11,393	$12,030	$11,710
05/2021	$11,436	$12,070	$11,757
06/2021	$11,435	$12,155	$11,767
07/2021	$11,522	$12,290	$11,857
08/2021	$11,499	$12,267	$11,838
09/2021	$11,432	$12,161	$11,770
10/2021	$11,366	$12,157	$11,704
11/2021	$11,363	$12,193	$11,717
12/2021	$11,340	$12,162	$11,702
01/2022	$11,174	$11,900	$11,531
02/2022	$11,076	$11,767	$11,455
03/2022	$10,794	$11,441	$11,175
04/2022	$10,578	$11,006	$10,951
05/2022	$10,637	$11,077	$11,033
06/2022	$10,501	$10,904	$10,910
07/2022	$10,674	$11,170	$11,088
08/2022	$10,464	$10,854	$10,867
09/2022	$10,177	$10,385	$10,576
10/2022	$10,112	$10,251	$10,530
11/2022	$10,348	$10,628	$10,758
12/2022	$10,354	$10,580	$10,739
01/2023	$10,578	$10,905	$10,939
02/2023	$10,403	$10,623	$10,743
03/2023	$10,568	$10,893	$10,989
04/2023	$10,629	$10,959	$11,056
05/2023	$10,568	$10,840	$10,974
06/2023	$10,487	$10,801	$10,900
07/2023	$10,540	$10,794	$10,928
08/2023	$10,540	$10,725	$10,927
09/2023	$10,434	$10,452	$10,809
10/2023	$10,388	$10,287	$10,759
11/2023	$10,664	$10,753	$11,046
12/2023	$10,907	$11,165	$11,302
01/2024	$10,965	$11,134	$11,325
02/2024	$10,860	$10,977	$11,213
03/2024	$10,942	$11,078	$11,285
04/2024	$10,804	$10,798	$11,133
05/2024	$10,934	$10,981	$11,267
06/2024	$11,019	$11,085	$11,357
07/2024	$11,223	$11,344	$11,570
08/2024	$11,342	$11,507	$11,703
09/2024	$11,463	$11,661	$11,830
10/2024	$11,294	$11,372	$11,641
11/2024	$11,369	$11,493	$11,714
12/2024	$11,299	$11,304	$11,641
01/2025	$11,360	$11,364	$11,707
02/2025	$11,517	$11,614	$11,870
03/2025	$11,557	$11,619	$11,923
04/2025	$11,634	$11,664	$12,033
05/2025	$11,614	$11,581	$11,994
06/2025	$11,752	$11,759	$12,122
07/2025	$11,745	$11,728	$12,105
08/2025	$11,871	$11,868	$12,253
09/2025	$11,922	$11,998	$12,305

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class A at NAV	4.01%	0.83%	2.22%	3.89%
Class A with 4.25% MSCFootnote Reference1	(0.42%)	(0.04%)	1.77%	3.72%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	-%
Footnote	Description
Footnote[1]	Maximum sales charge

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

What did the Fund invest in? (% of Net Assets)

Industry Summary

Treasuries 24.8%
Banking 14.5%
ABS Car Loan 11.7%
Non-Agency Commercial Mortgage-Backed Securities 7.9%
Life Insurance 5.7%
ABS Other 3.8%
Finance Companies 3.5%
Other investments less than 3% of net assets* 28.1%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class A

LSDRX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2025

TIDB99A-0925

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class C	$142	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,991	$10,002	$9,990
11/2015	$9,970	$9,975	$9,964
12/2015	$9,888	$9,943	$9,931
01/2016	$9,974	$10,080	$10,052
02/2016	$9,999	$10,151	$10,101
03/2016	$10,092	$10,244	$10,174
04/2016	$10,136	$10,284	$10,201
05/2016	$10,136	$10,286	$10,189
06/2016	$10,268	$10,471	$10,335
07/2016	$10,293	$10,537	$10,364
08/2016	$10,290	$10,525	$10,338
09/2016	$10,298	$10,519	$10,352
10/2016	$10,249	$10,439	$10,309
11/2016	$10,082	$10,192	$10,130
12/2016	$10,079	$10,206	$10,138
01/2017	$10,098	$10,226	$10,165
02/2017	$10,136	$10,295	$10,212
03/2017	$10,138	$10,290	$10,217
04/2017	$10,197	$10,369	$10,280
05/2017	$10,237	$10,449	$10,332
06/2017	$10,218	$10,438	$10,313
07/2017	$10,257	$10,483	$10,361
08/2017	$10,317	$10,577	$10,422
09/2017	$10,268	$10,527	$10,375
10/2017	$10,269	$10,533	$10,374
11/2017	$10,230	$10,519	$10,342
12/2017	$10,244	$10,568	$10,354
01/2018	$10,154	$10,446	$10,263
02/2018	$10,095	$10,347	$10,216
03/2018	$10,109	$10,413	$10,253
04/2018	$10,062	$10,336	$10,199
05/2018	$10,105	$10,410	$10,260
06/2018	$10,065	$10,397	$10,253
07/2018	$10,075	$10,399	$10,256
08/2018	$10,130	$10,466	$10,317
09/2018	$10,093	$10,399	$10,275
10/2018	$10,058	$10,317	$10,261
11/2018	$10,072	$10,378	$10,307
12/2018	$10,181	$10,569	$10,445
01/2019	$10,278	$10,681	$10,536
02/2019	$10,303	$10,675	$10,545
03/2019	$10,442	$10,880	$10,688
04/2019	$10,479	$10,883	$10,708
05/2019	$10,588	$11,076	$10,848
06/2019	$10,704	$11,215	$10,964
07/2019	$10,699	$11,240	$10,960
08/2019	$10,867	$11,531	$11,155
09/2019	$10,828	$11,470	$11,114
10/2019	$10,863	$11,504	$11,158
11/2019	$10,842	$11,498	$11,142
12/2019	$10,849	$11,490	$11,156
01/2020	$10,995	$11,711	$11,314
02/2020	$11,130	$11,922	$11,474
03/2020	$10,874	$11,852	$11,423
04/2020	$11,103	$12,063	$11,584
05/2020	$11,248	$12,119	$11,672
06/2020	$11,392	$12,195	$11,744
07/2020	$11,516	$12,377	$11,832
08/2020	$11,512	$12,277	$11,818
09/2020	$11,507	$12,271	$11,817
10/2020	$11,482	$12,216	$11,791
11/2020	$11,548	$12,336	$11,849
12/2020	$11,583	$12,353	$11,873
01/2021	$11,552	$12,264	$11,840
02/2021	$11,447	$12,087	$11,744
03/2021	$11,353	$11,936	$11,653
04/2021	$11,410	$12,030	$11,710
05/2021	$11,444	$12,070	$11,757
06/2021	$11,436	$12,155	$11,767
07/2021	$11,523	$12,290	$11,857
08/2021	$11,493	$12,267	$11,838
09/2021	$11,420	$12,161	$11,770
10/2021	$11,336	$12,157	$11,704
11/2021	$11,336	$12,193	$11,717
12/2021	$11,304	$12,162	$11,702
01/2022	$11,133	$11,900	$11,531
02/2022	$11,029	$11,767	$11,455
03/2022	$10,732	$11,441	$11,175
04/2022	$10,522	$11,006	$10,951
05/2022	$10,560	$11,077	$11,033
06/2022	$10,429	$10,904	$10,910
07/2022	$10,594	$11,170	$11,088
08/2022	$10,380	$10,854	$10,867
09/2022	$10,089	$10,385	$10,576
10/2022	$10,019	$10,251	$10,530
11/2022	$10,245	$10,628	$10,758
12/2022	$10,239	$10,580	$10,739
01/2023	$10,452	$10,905	$10,939
02/2023	$10,274	$10,623	$10,743
03/2023	$10,430	$10,893	$10,989
04/2023	$10,483	$10,959	$11,056
05/2023	$10,417	$10,840	$10,974
06/2023	$10,331	$10,801	$10,900
07/2023	$10,377	$10,794	$10,928
08/2023	$10,370	$10,725	$10,927
09/2023	$10,260	$10,452	$10,809
10/2023	$10,215	$10,287	$10,759
11/2023	$10,486	$10,753	$11,046
12/2023	$10,725	$11,165	$11,302
01/2024	$10,782	$11,134	$11,325
02/2024	$10,679	$10,977	$11,213
03/2024	$10,760	$11,078	$11,285
04/2024	$10,624	$10,798	$11,133
05/2024	$10,751	$10,981	$11,267
06/2024	$10,836	$11,085	$11,357
07/2024	$11,036	$11,344	$11,570
08/2024	$11,152	$11,507	$11,703
09/2024	$11,272	$11,661	$11,830
10/2024	$11,106	$11,372	$11,641
11/2024	$11,180	$11,493	$11,714
12/2024	$11,111	$11,304	$11,641
01/2025	$11,170	$11,364	$11,707
02/2025	$11,325	$11,614	$11,870
03/2025	$11,364	$11,619	$11,923
04/2025	$11,440	$11,664	$12,033
05/2025	$11,421	$11,581	$11,994
06/2025	$11,556	$11,759	$12,122
07/2025	$11,550	$11,728	$12,105
08/2025	$11,673	$11,868	$12,253
09/2025	$11,724	$11,998	$12,305

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 1/1/00
Class C at NAV	3.20%	0.09%	1.60%	-%
Class C with 1.00% CDSCFootnote Reference1	2.20%	0.09%	1.60%	-%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	2.38%
Footnote	Description
Footnote[1]	Contingent deferred sales charge

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class C

LSCDX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2025

TIDB99C-0925

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$36	0.35%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
02/2019	$10,052	$10,019	$10,028
03/2019	$10,197	$10,212	$10,164
04/2019	$10,231	$10,214	$10,183
05/2019	$10,357	$10,396	$10,316
06/2019	$10,469	$10,526	$10,427
07/2019	$10,475	$10,549	$10,423
08/2019	$10,649	$10,823	$10,608
09/2019	$10,619	$10,765	$10,570
10/2019	$10,672	$10,797	$10,612
11/2019	$10,650	$10,792	$10,596
12/2019	$10,669	$10,784	$10,609
01/2020	$10,821	$10,992	$10,760
02/2020	$10,963	$11,190	$10,911
03/2020	$10,718	$11,124	$10,864
04/2020	$10,953	$11,322	$11,017
05/2020	$11,106	$11,374	$11,100
06/2020	$11,269	$11,446	$11,169
07/2020	$11,392	$11,617	$11,252
08/2020	$11,398	$11,523	$11,239
09/2020	$11,403	$11,517	$11,237
10/2020	$11,389	$11,465	$11,213
11/2020	$11,475	$11,578	$11,268
12/2020	$11,512	$11,594	$11,292
01/2021	$11,491	$11,511	$11,260
02/2021	$11,395	$11,345	$11,168
03/2021	$11,322	$11,203	$11,082
04/2021	$11,377	$11,291	$11,136
05/2021	$11,424	$11,328	$11,181
06/2021	$11,426	$11,408	$11,190
07/2021	$11,515	$11,535	$11,276
08/2021	$11,495	$11,513	$11,258
09/2021	$11,432	$11,414	$11,193
10/2021	$11,368	$11,411	$11,130
11/2021	$11,368	$11,444	$11,143
12/2021	$11,358	$11,415	$11,129
01/2022	$11,184	$11,169	$10,966
02/2022	$11,088	$11,045	$10,894
03/2022	$10,809	$10,738	$10,627
04/2022	$10,595	$10,330	$10,415
05/2022	$10,656	$10,397	$10,492
06/2022	$10,534	$10,234	$10,376
07/2022	$10,699	$10,484	$10,545
08/2022	$10,503	$10,188	$10,334
09/2022	$10,205	$9,747	$10,058
10/2022	$10,143	$9,621	$10,014
11/2022	$10,382	$9,975	$10,231
12/2022	$10,392	$9,930	$10,213
01/2023	$10,619	$10,235	$10,403
02/2023	$10,445	$9,971	$10,216
03/2023	$10,614	$10,224	$10,451
04/2023	$10,689	$10,286	$10,514
05/2023	$10,619	$10,174	$10,437
06/2023	$10,553	$10,138	$10,366
07/2023	$10,598	$10,131	$10,393
08/2023	$10,613	$10,066	$10,391
09/2023	$10,508	$9,810	$10,279
10/2023	$10,453	$9,655	$10,232
11/2023	$10,734	$10,093	$10,504
12/2023	$10,995	$10,479	$10,748
01/2024	$11,045	$10,450	$10,770
02/2024	$10,952	$10,303	$10,663
03/2024	$11,027	$10,398	$10,732
04/2024	$10,890	$10,135	$10,587
05/2024	$11,023	$10,307	$10,715
06/2024	$11,113	$10,404	$10,800
07/2024	$11,322	$10,647	$11,003
08/2024	$11,456	$10,800	$11,130
09/2024	$11,581	$10,945	$11,251
10/2024	$11,390	$10,674	$11,071
11/2024	$11,469	$10,787	$11,140
12/2024	$11,402	$10,610	$11,070
01/2025	$11,466	$10,666	$11,134
02/2025	$11,640	$10,901	$11,289
03/2025	$11,670	$10,905	$11,339
04/2025	$11,751	$10,948	$11,444
05/2025	$11,747	$10,870	$11,406
06/2025	$11,876	$11,037	$11,528
07/2025	$11,873	$11,008	$11,512
08/2025	$12,016	$11,139	$11,653
09/2025	$12,071	$11,261	$11,702

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	Since Inception 2/1/19
Class N	4.23%	1.14%	2.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.79%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.38%

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSDNX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2025

TIDB99N-0925

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Intermediate Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information (including tax information) about the Fund at im.natixis.com/funddocuments. You can also request the information by contacting us at (800) 225-5478 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class Y	$41	0.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Exposure to investment grade corporate bonds was the largest benefit to performance over the one-year period due to sector allocation effects. The asset class also generated some positive issue selection.

• Securitized credit exposure was beneficial to performance as well by way of positive security selection.

• US Treasury positions were additive to excess performance over the year as well.

Top Detractors from Performance

• On an absolute basis, US Treasury positions detracted from performance.

• The strategy’s lack of exposure to municipals weighed on return slightly via allocation effects.

• The underweight allocation to government related was also a nominal detractor due to allocation effects.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Intermediate Government/Credit Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,003	$10,002	$9,990
11/2015	$9,974	$9,975	$9,964
12/2015	$9,922	$9,943	$9,931
01/2016	$10,002	$10,080	$10,052
02/2016	$10,039	$10,151	$10,101
03/2016	$10,144	$10,244	$10,174
04/2016	$10,191	$10,284	$10,201
05/2016	$10,202	$10,286	$10,189
06/2016	$10,338	$10,471	$10,335
07/2016	$10,385	$10,537	$10,364
08/2016	$10,374	$10,525	$10,338
09/2016	$10,390	$10,519	$10,352
10/2016	$10,358	$10,439	$10,309
11/2016	$10,188	$10,192	$10,130
12/2016	$10,194	$10,206	$10,138
01/2017	$10,221	$10,226	$10,165
02/2017	$10,277	$10,295	$10,212
03/2017	$10,278	$10,290	$10,217
04/2017	$10,346	$10,369	$10,280
05/2017	$10,405	$10,449	$10,332
06/2017	$10,385	$10,438	$10,313
07/2017	$10,433	$10,483	$10,361
08/2017	$10,502	$10,577	$10,422
09/2017	$10,462	$10,527	$10,375
10/2017	$10,471	$10,533	$10,374
11/2017	$10,441	$10,519	$10,342
12/2017	$10,465	$10,568	$10,354
01/2018	$10,382	$10,446	$10,263
02/2018	$10,329	$10,347	$10,216
03/2018	$10,352	$10,413	$10,253
04/2018	$10,312	$10,336	$10,199
05/2018	$10,365	$10,410	$10,260
06/2018	$10,347	$10,397	$10,253
07/2018	$10,363	$10,399	$10,256
08/2018	$10,428	$10,466	$10,317
09/2018	$10,400	$10,399	$10,275
10/2018	$10,384	$10,317	$10,261
11/2018	$10,397	$10,378	$10,307
12/2018	$10,519	$10,569	$10,445
01/2019	$10,628	$10,681	$10,536
02/2019	$10,662	$10,675	$10,545
03/2019	$10,815	$10,880	$10,688
04/2019	$10,861	$10,883	$10,708
05/2019	$10,984	$11,076	$10,848
06/2019	$11,102	$11,215	$10,964
07/2019	$11,119	$11,240	$10,960
08/2019	$11,303	$11,531	$11,155
09/2019	$11,271	$11,470	$11,114
10/2019	$11,317	$11,504	$11,158
11/2019	$11,303	$11,498	$11,142
12/2019	$11,322	$11,490	$11,156
01/2020	$11,483	$11,711	$11,314
02/2020	$11,634	$11,922	$11,474
03/2020	$11,374	$11,852	$11,423
04/2020	$11,622	$12,063	$11,584
05/2020	$11,784	$12,119	$11,672
06/2020	$11,945	$12,195	$11,744
07/2020	$12,086	$12,377	$11,832
08/2020	$12,092	$12,277	$11,818
09/2020	$12,097	$12,271	$11,817
10/2020	$12,081	$12,216	$11,791
11/2020	$12,161	$12,336	$11,849
12/2020	$12,199	$12,353	$11,873
01/2021	$12,188	$12,264	$11,840
02/2021	$12,086	$12,087	$11,744
03/2021	$11,997	$11,936	$11,653
04/2021	$12,066	$12,030	$11,710
05/2021	$12,103	$12,070	$11,757
06/2021	$12,117	$12,155	$11,767
07/2021	$12,211	$12,290	$11,857
08/2021	$12,189	$12,267	$11,838
09/2021	$12,121	$12,161	$11,770
10/2021	$12,042	$12,157	$11,704
11/2021	$12,053	$12,193	$11,717
12/2021	$12,031	$12,162	$11,702
01/2022	$11,857	$11,900	$11,531
02/2022	$11,755	$11,767	$11,455
03/2022	$11,447	$11,441	$11,175
04/2022	$11,220	$11,006	$10,951
05/2022	$11,284	$11,077	$11,033
06/2022	$11,154	$10,904	$10,910
07/2022	$11,329	$11,170	$11,088
08/2022	$11,121	$10,854	$10,867
09/2022	$10,817	$10,385	$10,576
10/2022	$10,751	$10,251	$10,530
11/2022	$11,004	$10,628	$10,758
12/2022	$11,002	$10,580	$10,739
01/2023	$11,254	$10,905	$10,939
02/2023	$11,058	$10,623	$10,743
03/2023	$11,248	$10,893	$10,989
04/2023	$11,315	$10,959	$11,056
05/2023	$11,241	$10,840	$10,974
06/2023	$11,169	$10,801	$10,900
07/2023	$11,229	$10,794	$10,928
08/2023	$11,232	$10,725	$10,927
09/2023	$11,121	$10,452	$10,809
10/2023	$11,062	$10,287	$10,759
11/2023	$11,371	$10,753	$11,046
12/2023	$11,634	$11,165	$11,302
01/2024	$11,699	$11,134	$11,325
02/2024	$11,588	$10,977	$11,213
03/2024	$11,679	$11,078	$11,285
04/2024	$11,534	$10,798	$11,133
05/2024	$11,674	$10,981	$11,267
06/2024	$11,769	$11,085	$11,357
07/2024	$11,977	$11,344	$11,570
08/2024	$12,118	$11,507	$11,703
09/2024	$12,250	$11,661	$11,830
10/2024	$12,060	$11,372	$11,641
11/2024	$12,156	$11,493	$11,714
12/2024	$12,084	$11,304	$11,641
01/2025	$12,152	$11,364	$11,707
02/2025	$12,322	$11,614	$11,870
03/2025	$12,354	$11,619	$11,923
04/2025	$12,452	$11,664	$12,033
05/2025	$12,434	$11,581	$11,994
06/2025	$12,571	$11,759	$12,122
07/2025	$12,567	$11,728	$12,105
08/2025	$12,717	$11,868	$12,253
09/2025	$12,775	$11,998	$12,305

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 5/27/10
Class Y	4.28%	1.10%	2.48%	4.19%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%	-%
Bloomberg U.S. Intermediate Government/Credit Bond Index	4.01%	0.81%	2.10%	-%

Key Fund Statistics

Total Net Assets	$244,409,460
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	558
Portfolio Turnover Rate	134%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$368,977

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	28.1%
Finance Companies	3.5%
ABS Other	3.8%
Life Insurance	5.7%
Non-Agency Commercial Mortgage-Backed Securities	7.9%
ABS Car Loan	11.7%
Banking	14.5%
Treasuries	24.8%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
US Treasury	25.0
Not ratedFootnote Reference^	13.9
D	0.2
B	0.1
BB	0.2
BBB	22.8
A	21.4
AA	6.3
AAA	9.0
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class Y

LSDIX

Loomis Sayles Intermediate Duration Bond Fund

Annual Shareholder Report

September 30, 2025

TIDB99Y-0925

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Securitized Asset Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$0	0.00%

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• The Fund’s significant overweight to agency commercial mortgage-backed securities was the leading contributor to performance for the year, specifically allocation to multi-family mortgage-backed securities.

• An allocation to agency collateralized mortgage obligations contributed to returns for the period.

• An overweight position in commercial asset-backed securities also contributed positively to relative return for the period, notably issues backed by aircraft leases.

• An overweight position in consumer asset-backed securities boosted returns for the period.

Top Detractors from Performance

• The Fund’s overweight allocation to commercial mortgage-backed securities had a neutral impact on relative performance.

• The Fund’s significant underweight positioning with respect to agency pass-through mortgage-backed securities diminished performance for the year.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Securitized Bond Index
09/2015	$10,000	$10,000	$10,000
10/2015	$9,976	$10,002	$10,005
11/2015	$9,967	$9,975	$9,992
12/2015	$9,947	$9,943	$9,985
01/2016	$10,091	$10,080	$10,116
02/2016	$10,110	$10,151	$10,156
03/2016	$10,146	$10,244	$10,187
04/2016	$10,190	$10,284	$10,204
05/2016	$10,217	$10,286	$10,217
06/2016	$10,333	$10,471	$10,303
07/2016	$10,372	$10,537	$10,325
08/2016	$10,385	$10,525	$10,336
09/2016	$10,427	$10,519	$10,364
10/2016	$10,403	$10,439	$10,335
11/2016	$10,266	$10,192	$10,158
12/2016	$10,255	$10,206	$10,157
01/2017	$10,276	$10,226	$10,155
02/2017	$10,327	$10,295	$10,202
03/2017	$10,335	$10,290	$10,205
04/2017	$10,413	$10,369	$10,272
05/2017	$10,496	$10,449	$10,337
06/2017	$10,475	$10,438	$10,297
07/2017	$10,518	$10,483	$10,344
08/2017	$10,612	$10,577	$10,422
09/2017	$10,573	$10,527	$10,394
10/2017	$10,590	$10,533	$10,393
11/2017	$10,578	$10,519	$10,377
12/2017	$10,605	$10,568	$10,410
01/2018	$10,509	$10,446	$10,290
02/2018	$10,483	$10,347	$10,224
03/2018	$10,550	$10,413	$10,287
04/2018	$10,532	$10,336	$10,235
05/2018	$10,613	$10,410	$10,306
06/2018	$10,615	$10,397	$10,310
07/2018	$10,588	$10,399	$10,300
08/2018	$10,677	$10,466	$10,364
09/2018	$10,614	$10,399	$10,303
10/2018	$10,574	$10,317	$10,239
11/2018	$10,677	$10,378	$10,329
12/2018	$10,868	$10,569	$10,513
01/2019	$10,958	$10,681	$10,598
02/2019	$10,963	$10,675	$10,592
03/2019	$11,125	$10,880	$10,747
04/2019	$11,141	$10,883	$10,743
05/2019	$11,309	$11,076	$10,887
06/2019	$11,403	$11,215	$10,967
07/2019	$11,419	$11,240	$11,009
08/2019	$11,575	$11,531	$11,118
09/2019	$11,566	$11,470	$11,120
10/2019	$11,606	$11,504	$11,159
11/2019	$11,610	$11,498	$11,164
12/2019	$11,607	$11,490	$11,191
01/2020	$11,749	$11,711	$11,284
02/2020	$11,856	$11,922	$11,407
03/2020	$11,440	$11,852	$11,487
04/2020	$11,625	$12,063	$11,566
05/2020	$11,729	$12,119	$11,590
06/2020	$11,879	$12,195	$11,596
07/2020	$11,964	$12,377	$11,626
08/2020	$12,000	$12,277	$11,632
09/2020	$12,044	$12,271	$11,623
10/2020	$12,043	$12,216	$11,615
11/2020	$12,092	$12,336	$11,630
12/2020	$12,149	$12,353	$11,659
01/2021	$12,200	$12,264	$11,667
02/2021	$12,206	$12,087	$11,585
03/2021	$12,166	$11,936	$11,521
04/2021	$12,243	$12,030	$11,588
05/2021	$12,265	$12,070	$11,575
06/2021	$12,277	$12,155	$11,573
07/2021	$12,350	$12,290	$11,647
08/2021	$12,340	$12,267	$11,628
09/2021	$12,306	$12,161	$11,583
10/2021	$12,245	$12,157	$11,559
11/2021	$12,247	$12,193	$11,548
12/2021	$12,227	$12,162	$11,537
01/2022	$12,067	$11,900	$11,367
02/2022	$11,967	$11,767	$11,255
03/2022	$11,629	$11,441	$10,961
04/2022	$11,331	$11,006	$10,588
05/2022	$11,349	$11,077	$10,698
06/2022	$11,199	$10,904	$10,534
07/2022	$11,473	$11,170	$10,860
08/2022	$11,152	$10,854	$10,498
09/2022	$10,691	$10,385	$9,986
10/2022	$10,446	$10,251	$9,843
11/2022	$10,816	$10,628	$10,231
12/2022	$10,781	$10,580	$10,191
01/2023	$11,151	$10,905	$10,520
02/2023	$10,900	$10,623	$10,250
03/2023	$11,135	$10,893	$10,443
04/2023	$11,227	$10,959	$10,499
05/2023	$11,124	$10,840	$10,424
06/2023	$11,085	$10,801	$10,377
07/2023	$11,081	$10,794	$10,372
08/2023	$11,043	$10,725	$10,293
09/2023	$10,773	$10,452	$9,982
10/2023	$10,583	$10,287	$9,786
11/2023	$11,063	$10,753	$10,277
12/2023	$11,538	$11,165	$10,708
01/2024	$11,553	$11,134	$10,668
02/2024	$11,395	$10,977	$10,502
03/2024	$11,522	$11,078	$10,611
04/2024	$11,273	$10,798	$10,302
05/2024	$11,451	$10,981	$10,503
06/2024	$11,610	$11,085	$10,624
07/2024	$11,883	$11,344	$10,898
08/2024	$12,061	$11,507	$11,070
09/2024	$12,243	$11,661	$11,202
10/2024	$11,972	$11,372	$10,895
11/2024	$12,135	$11,493	$11,036
12/2024	$11,992	$11,304	$10,864
01/2025	$12,070	$11,364	$10,921
02/2025	$12,362	$11,614	$11,190
03/2025	$12,387	$11,619	$11,190
04/2025	$12,446	$11,664	$11,227
05/2025	$12,298	$11,581	$11,130
06/2025	$12,547	$11,759	$11,323
07/2025	$12,493	$11,728	$11,280
08/2025	$12,678	$11,868	$11,459
09/2025	$12,836	$11,998	$11,592

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit loomissayles.com/website/intermediary-advisory/performance-monthly.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years
Institutional Class	4.85%	1.28%	2.53%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45%)	1.84%
Bloomberg U.S. Securitized Bond Index	3.48%	(0.05%)	1.49%

Key Fund Statistics

Total Net Assets	$1,586,458,632
# of Portfolio Holdings (including overnight repurchase agreements and derivatives)	658
Portfolio Turnover Rate	104%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$0

What did the Fund invest in? (% of Net Assets)

Industry Summary

Mortgage Related 43.3%
Collateralized Mortgage Obligations 11.8%
Non-Agency Commercial Mortgage-Backed Securities 9.4%
ABS Other 8.4%
ABS Car Loan 7.9%
Agency Commercial Mortgage-Backed Securities 6.7%
ABS Home Equity 4.3%
Collateralized Loan Obligations 3.7%
Short-Term Investments 4.3%
Other investments less than 3% of net assets* 0.2%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	0.2%
Short-Term Investments	4.3%
Collateralized Loan Obligations	3.7%
ABS Home Equity	4.3%
Agency Commercial Mortgage-Backed Securities	6.7%
ABS Car Loan	7.9%
ABS Other	8.4%
Non-Agency Commercial Mortgage-Backed Securities	9.4%
Collateralized Mortgage Obligations	11.8%
Mortgage Related	43.3%
Footnote	Description
Footnote*	Net of other assets less liabilities (including futures contracts)

Credit QualityFootnote Reference†

Value	Value
Cash & equivalents	1.1
Not ratedFootnote Reference^	20.6
D	0.3
B	0.5
BB	0.2
BBB	0.9
A	2.4
AA	65.5
AAA	8.5
Footnote	Description
Footnote†	Credit ratings are by S&P Global Ratings. A credit rating is an assessment provided by a nationally recognized statistical rating organization (NRSRO) of the creditworthiness of an issuer with respect to debt obligations except for those debt obligations that are only privately rated. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Footnote^	Not Rated category represents only those securities not rated by S&P Global Ratings. Such securities may be rated by other NRSROs not shown here.

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit loomissayles.com/website/intermediary-advisory/prospectuses-and-fund-reports.

Institutional Class

LSSAX

Loomis Sayles Securitized Asset Fund

Annual Shareholder Report

September 30, 2025

M-LSTSA99I-0925

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Class N	$87	0.85%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Class N	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,642	$10,790	$10,560
11/2015	$10,906	$10,850	$10,860
12/2015	$10,350	$10,627	$10,288
01/2016	$9,583	$10,027	$9,596
02/2016	$9,787	$10,024	$9,662
03/2016	$10,661	$10,730	$10,463
04/2016	$10,803	$10,796	$10,684
05/2016	$11,049	$10,990	$10,880
06/2016	$10,976	$11,012	$10,913
07/2016	$11,550	$11,449	$11,502
08/2016	$11,743	$11,478	$11,788
09/2016	$11,684	$11,496	$11,881
10/2016	$11,318	$11,248	$11,490
11/2016	$12,631	$11,751	$13,016
12/2016	$13,097	$11,980	$13,553
01/2017	$13,094	$12,206	$13,456
02/2017	$13,299	$12,660	$13,651
03/2017	$13,153	$12,668	$13,535
04/2017	$13,153	$12,803	$13,589
05/2017	$12,832	$12,934	$13,165
06/2017	$13,142	$13,050	$13,626
07/2017	$13,382	$13,296	$13,712
08/2017	$13,123	$13,322	$13,375
09/2017	$13,995	$13,647	$14,322
10/2017	$14,134	$13,945	$14,341
11/2017	$14,590	$14,368	$14,756
12/2017	$14,424	$14,512	$14,615
01/2018	$14,757	$15,277	$14,795
02/2018	$14,049	$14,714	$14,056
03/2018	$14,091	$14,418	$14,229
04/2018	$14,108	$14,473	$14,476
05/2018	$14,504	$14,882	$15,318
06/2018	$14,580	$14,979	$15,411
07/2018	$14,887	$15,476	$15,683
08/2018	$15,325	$16,020	$16,057
09/2018	$14,875	$16,046	$15,658
10/2018	$13,518	$14,865	$14,256
11/2018	$13,674	$15,162	$14,486
12/2018	$12,046	$13,751	$12,735
01/2019	$13,379	$14,931	$14,128
02/2019	$14,121	$15,457	$14,677
03/2019	$13,772	$15,682	$14,254
04/2019	$14,509	$16,309	$14,793
05/2019	$13,374	$15,253	$13,585
06/2019	$14,285	$16,325	$14,450
07/2019	$14,424	$16,567	$14,473
08/2019	$13,892	$16,229	$13,666
09/2019	$14,270	$16,514	$14,367
10/2019	$14,404	$16,870	$14,715
11/2019	$14,713	$17,511	$15,060
12/2019	$15,082	$18,017	$15,587
01/2020	$14,557	$17,997	$14,746
02/2020	$13,015	$16,523	$13,313
03/2020	$9,991	$14,251	$10,029
04/2020	$11,214	$16,139	$11,266
05/2020	$11,722	$17,002	$11,589
06/2020	$11,868	$17,390	$11,925
07/2020	$12,263	$18,378	$12,171
08/2020	$12,728	$19,709	$12,826
09/2020	$12,090	$18,992	$12,229
10/2020	$12,582	$18,582	$12,667
11/2020	$14,346	$20,842	$15,112
12/2020	$15,418	$21,780	$16,309
01/2021	$15,745	$21,683	$17,167
02/2021	$17,260	$22,361	$18,780
03/2021	$18,061	$23,162	$19,762
04/2021	$18,787	$24,356	$20,161
05/2021	$19,190	$24,467	$20,789
06/2021	$18,892	$25,071	$20,663
07/2021	$18,611	$25,495	$19,923
08/2021	$18,927	$26,222	$20,457
09/2021	$18,757	$25,045	$20,047
10/2021	$19,489	$26,739	$20,811
11/2021	$19,027	$26,332	$20,100
12/2021	$19,898	$27,369	$20,920
01/2022	$18,784	$25,759	$19,700
02/2022	$18,784	$25,110	$20,026
03/2022	$18,652	$25,924	$20,418
04/2022	$17,363	$23,598	$18,834
05/2022	$17,816	$23,566	$19,195
06/2022	$16,151	$21,595	$17,299
07/2022	$17,955	$23,621	$18,974
08/2022	$17,461	$22,739	$18,374
09/2022	$15,727	$20,630	$16,501
10/2022	$17,621	$22,322	$18,579
11/2022	$18,506	$23,487	$19,146
12/2022	$17,615	$22,112	$17,890
01/2023	$19,061	$23,635	$19,597
02/2023	$19,194	$23,083	$19,146
03/2023	$18,181	$23,700	$17,773
04/2023	$18,000	$23,952	$17,329
05/2023	$17,717	$24,046	$16,989
06/2023	$19,367	$25,688	$18,338
07/2023	$20,381	$26,608	$19,722
08/2023	$19,972	$26,095	$18,773
09/2023	$18,998	$24,852	$17,795
10/2023	$18,063	$24,193	$16,734
11/2023	$19,328	$26,449	$18,240
12/2023	$21,044	$27,852	$20,510
01/2024	$20,477	$28,160	$19,579
02/2024	$21,478	$29,685	$20,219
03/2024	$22,847	$30,642	$21,105
04/2024	$21,742	$29,294	$19,761
05/2024	$22,715	$30,678	$20,685
06/2024	$22,262	$31,628	$20,336
07/2024	$24,018	$32,216	$22,815
08/2024	$23,508	$32,917	$22,386
09/2024	$23,319	$33,598	$22,401
10/2024	$22,809	$33,351	$22,050
11/2024	$25,321	$35,570	$24,177
12/2024	$23,359	$34,483	$22,163
01/2025	$23,987	$35,571	$22,618
02/2025	$22,951	$34,890	$21,752
03/2025	$21,895	$32,854	$20,447
04/2025	$21,079	$32,634	$19,625
05/2025	$22,177	$34,703	$20,450
06/2025	$23,087	$36,466	$21,462
07/2025	$23,767	$37,269	$21,841
08/2025	$24,824	$38,131	$23,691
09/2025	$24,531	$39,447	$24,167

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 2/1/13
Class N	5.20%	15.20%	9.39%	9.29%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

What did the Fund invest in? (% of Net Assets)

Industry Summary

Banks
13.5%
Electronic Equipment, Instruments & Components
7.9%
Aerospace & Defense
5.1%
Machinery
3.9%
Oil, Gas & Consumable Fuels
3.8%
Capital Markets
3.8%
Software
3.8%
Building Products
3.5%
Trading Companies & Distributors
3.5%
Professional Services
3.1%
Other investments less than 3% of net assets*
48.1%

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Class N

LSCNX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCV99N-0925

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Institutional Class	$92	0.90%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Institutional Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,643	$10,790	$10,560
11/2015	$10,907	$10,850	$10,860
12/2015	$10,348	$10,627	$10,288
01/2016	$9,581	$10,027	$9,596
02/2016	$9,785	$10,024	$9,662
03/2016	$10,659	$10,730	$10,463
04/2016	$10,797	$10,796	$10,684
05/2016	$11,043	$10,990	$10,880
06/2016	$10,970	$11,012	$10,913
07/2016	$11,544	$11,449	$11,502
08/2016	$11,734	$11,478	$11,788
09/2016	$11,675	$11,496	$11,881
10/2016	$11,309	$11,248	$11,490
11/2016	$12,622	$11,751	$13,016
12/2016	$13,087	$11,980	$13,553
01/2017	$13,083	$12,206	$13,456
02/2017	$13,285	$12,660	$13,651
03/2017	$13,140	$12,668	$13,535
04/2017	$13,136	$12,803	$13,589
05/2017	$12,818	$12,934	$13,165
06/2017	$13,125	$13,050	$13,626
07/2017	$13,368	$13,296	$13,712
08/2017	$13,106	$13,322	$13,375
09/2017	$13,973	$13,647	$14,322
10/2017	$14,116	$13,945	$14,341
11/2017	$14,568	$14,368	$14,756
12/2017	$14,399	$14,512	$14,615
01/2018	$14,732	$15,277	$14,795
02/2018	$14,025	$14,714	$14,056
03/2018	$14,067	$14,418	$14,229
04/2018	$14,084	$14,473	$14,476
05/2018	$14,479	$14,882	$15,318
06/2018	$14,551	$14,979	$15,411
07/2018	$14,858	$15,476	$15,683
08/2018	$15,295	$16,020	$16,057
09/2018	$14,841	$16,046	$15,658
10/2018	$13,490	$14,865	$14,256
11/2018	$13,646	$15,162	$14,486
12/2018	$12,021	$13,751	$12,735
01/2019	$13,352	$14,931	$14,128
02/2019	$14,086	$15,457	$14,677
03/2019	$13,739	$15,682	$14,254
04/2019	$14,469	$16,309	$14,793
05/2019	$13,337	$15,253	$13,585
06/2019	$14,250	$16,325	$14,450
07/2019	$14,384	$16,567	$14,473
08/2019	$13,853	$16,229	$13,666
09/2019	$14,230	$16,514	$14,367
10/2019	$14,364	$16,870	$14,715
11/2019	$14,672	$17,511	$15,060
12/2019	$15,036	$18,017	$15,587
01/2020	$14,518	$17,997	$14,746
02/2020	$12,975	$16,523	$13,313
03/2020	$9,959	$14,251	$10,029
04/2020	$11,178	$16,139	$11,266
05/2020	$11,685	$17,002	$11,589
06/2020	$11,831	$17,390	$11,925
07/2020	$12,225	$18,378	$12,171
08/2020	$12,689	$19,709	$12,826
09/2020	$12,052	$18,992	$12,229
10/2020	$12,538	$18,582	$12,667
11/2020	$14,297	$20,842	$15,112
12/2020	$15,363	$21,780	$16,309
01/2021	$15,690	$21,683	$17,167
02/2021	$17,200	$22,361	$18,780
03/2021	$17,993	$23,162	$19,762
04/2021	$18,722	$24,356	$20,161
05/2021	$19,118	$24,467	$20,789
06/2021	$18,821	$25,071	$20,663
07/2021	$18,541	$25,495	$19,923
08/2021	$18,856	$26,222	$20,457
09/2021	$18,687	$25,045	$20,047
10/2021	$19,410	$26,739	$20,811
11/2021	$18,955	$26,332	$20,100
12/2021	$19,820	$27,369	$20,920
01/2022	$18,710	$25,759	$19,700
02/2022	$18,710	$25,110	$20,026
03/2022	$18,578	$25,924	$20,418
04/2022	$17,287	$23,598	$18,834
05/2022	$17,738	$23,566	$19,195
06/2022	$16,087	$21,595	$17,299
07/2022	$17,877	$23,621	$18,974
08/2022	$17,384	$22,739	$18,374
09/2022	$15,663	$20,630	$16,501
10/2022	$17,544	$22,322	$18,579
11/2022	$18,425	$23,487	$19,146
12/2022	$17,534	$22,112	$17,890
01/2023	$18,973	$23,635	$19,597
02/2023	$19,106	$23,083	$19,146
03/2023	$18,105	$23,700	$17,773
04/2023	$17,917	$23,952	$17,329
05/2023	$17,635	$24,046	$16,989
06/2023	$19,279	$25,688	$18,338
07/2023	$20,280	$26,608	$19,722
08/2023	$19,873	$26,095	$18,773
09/2023	$18,911	$24,852	$17,795
10/2023	$17,972	$24,193	$16,734
11/2023	$19,232	$26,449	$18,240
12/2023	$20,945	$27,852	$20,510
01/2024	$20,372	$28,160	$19,579
02/2024	$21,377	$29,685	$20,219
03/2024	$22,730	$30,642	$21,105
04/2024	$21,640	$29,294	$19,761
05/2024	$22,599	$30,678	$20,685
06/2024	$22,148	$31,628	$20,336
07/2024	$23,895	$32,216	$22,815
08/2024	$23,388	$32,917	$22,386
09/2024	$23,200	$33,598	$22,401
10/2024	$22,683	$33,351	$22,050
11/2024	$25,183	$35,570	$24,177
12/2024	$23,238	$34,483	$22,163
01/2025	$23,852	$35,571	$22,618
02/2025	$22,822	$34,890	$21,752
03/2025	$21,781	$32,854	$20,447
04/2025	$20,959	$32,634	$19,625
05/2025	$22,051	$34,703	$20,450
06/2025	$22,957	$36,466	$21,462
07/2025	$23,633	$37,269	$21,841
08/2025	$24,684	$38,131	$23,691
09/2025	$24,383	$39,447	$24,167

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Institutional Class	5.10%	15.13%	9.32%	11.22%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Institutional Class

LSSCX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCV99I-0925

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Retail Class	$118	1.15%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Retail Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,642	$10,790	$10,560
11/2015	$10,903	$10,850	$10,860
12/2015	$10,344	$10,627	$10,288
01/2016	$9,575	$10,027	$9,596
02/2016	$9,774	$10,024	$9,662
03/2016	$10,644	$10,730	$10,463
04/2016	$10,780	$10,796	$10,684
05/2016	$11,025	$10,990	$10,880
06/2016	$10,952	$11,012	$10,913
07/2016	$11,521	$11,449	$11,502
08/2016	$11,710	$11,478	$11,788
09/2016	$11,647	$11,496	$11,881
10/2016	$11,277	$11,248	$11,490
11/2016	$12,584	$11,751	$13,016
12/2016	$13,047	$11,980	$13,553
01/2017	$13,039	$12,206	$13,456
02/2017	$13,240	$12,660	$13,651
03/2017	$13,089	$12,668	$13,535
04/2017	$13,085	$12,803	$13,589
05/2017	$12,764	$12,934	$13,165
06/2017	$13,070	$13,050	$13,626
07/2017	$13,304	$13,296	$13,712
08/2017	$13,043	$13,322	$13,375
09/2017	$13,904	$13,647	$14,322
10/2017	$14,044	$13,945	$14,341
11/2017	$14,489	$14,368	$14,756
12/2017	$14,323	$14,512	$14,615
01/2018	$14,650	$15,277	$14,795
02/2018	$13,940	$14,714	$14,056
03/2018	$13,978	$14,418	$14,229
04/2018	$13,991	$14,473	$14,476
05/2018	$14,382	$14,882	$15,318
06/2018	$14,454	$14,979	$15,411
07/2018	$14,752	$15,476	$15,683
08/2018	$15,185	$16,020	$16,057
09/2018	$14,731	$16,046	$15,658
10/2018	$13,388	$14,865	$14,256
11/2018	$13,541	$15,162	$14,486
12/2018	$11,922	$13,751	$12,735
01/2019	$13,241	$14,931	$14,128
02/2019	$13,968	$15,457	$14,677
03/2019	$13,617	$15,682	$14,254
04/2019	$14,344	$16,309	$14,793
05/2019	$13,216	$15,253	$13,585
06/2019	$14,118	$16,325	$14,450
07/2019	$14,249	$16,567	$14,473
08/2019	$13,722	$16,229	$13,666
09/2019	$14,093	$16,514	$14,367
10/2019	$14,218	$16,870	$14,715
11/2019	$14,519	$17,511	$15,060
12/2019	$14,876	$18,017	$15,587
01/2020	$14,359	$17,997	$14,746
02/2020	$12,836	$16,523	$13,313
03/2020	$9,849	$14,251	$10,029
04/2020	$11,051	$16,139	$11,266
05/2020	$11,546	$17,002	$11,589
06/2020	$11,693	$17,390	$11,925
07/2020	$12,074	$18,378	$12,171
08/2020	$12,536	$19,709	$12,826
09/2020	$11,900	$18,992	$12,229
10/2020	$12,379	$18,582	$12,667
11/2020	$14,114	$20,842	$15,112
12/2020	$15,164	$21,780	$16,309
01/2021	$15,488	$21,683	$17,167
02/2021	$16,968	$22,361	$18,780
03/2021	$17,750	$23,162	$19,762
04/2021	$18,460	$24,356	$20,161
05/2021	$18,848	$24,467	$20,789
06/2021	$18,554	$25,071	$20,663
07/2021	$18,272	$25,495	$19,923
08/2021	$18,584	$26,222	$20,457
09/2021	$18,408	$25,045	$20,047
10/2021	$19,119	$26,739	$20,811
11/2021	$18,666	$26,332	$20,100
12/2021	$19,518	$27,369	$20,920
01/2022	$18,418	$25,759	$19,700
02/2022	$18,418	$25,110	$20,026
03/2022	$18,277	$25,924	$20,418
04/2022	$17,008	$23,598	$18,834
05/2022	$17,450	$23,566	$19,195
06/2022	$15,816	$21,595	$17,299
07/2022	$17,576	$23,621	$18,974
08/2022	$17,085	$22,739	$18,374
09/2022	$15,389	$20,630	$16,501
10/2022	$17,240	$22,322	$18,579
11/2022	$18,095	$23,487	$19,146
12/2022	$17,226	$22,112	$17,890
01/2023	$18,633	$23,635	$19,597
02/2023	$18,752	$23,083	$19,146
03/2023	$17,763	$23,700	$17,773
04/2023	$17,581	$23,952	$17,329
05/2023	$17,305	$24,046	$16,989
06/2023	$18,910	$25,688	$18,338
07/2023	$19,891	$26,608	$19,722
08/2023	$19,488	$26,095	$18,773
09/2023	$18,538	$24,852	$17,795
10/2023	$17,613	$24,193	$16,734
11/2023	$18,847	$26,449	$18,240
12/2023	$20,515	$27,852	$20,510
01/2024	$19,952	$28,160	$19,579
02/2024	$20,925	$29,685	$20,219
03/2024	$22,251	$30,642	$21,105
04/2024	$21,173	$29,294	$19,761
05/2024	$22,117	$30,678	$20,685
06/2024	$21,669	$31,628	$20,336
07/2024	$23,367	$32,216	$22,815
08/2024	$22,871	$32,917	$22,386
09/2024	$22,680	$33,598	$22,401
10/2024	$22,174	$33,351	$22,050
11/2024	$24,616	$35,570	$24,177
12/2024	$22,708	$34,483	$22,163
01/2025	$23,300	$35,571	$22,618
02/2025	$22,295	$34,890	$21,752
03/2025	$21,269	$32,854	$20,447
04/2025	$20,465	$32,634	$19,625
05/2025	$21,523	$34,703	$20,450
06/2025	$22,401	$36,466	$21,462
07/2025	$23,057	$37,269	$21,841
08/2025	$24,083	$38,131	$23,691
09/2025	$23,787	$39,447	$24,167

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/30/96
Retail Class	4.88%	14.86%	9.05%	10.98%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Retail Class

LSCRX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCV99R-0925

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report - September 30, 2025

This annual shareholder report contains important information about Loomis Sayles Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at im.natixis.com/funddocuments. You can also request this information by contacting us at (800) 633-3330 or by contacting your financial intermediary directly.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference†
Admin Class	$143	1.40%
Footnote	Description
Footnote†	Annualized for periods less than one year (if applicable).

How did the fund perform last year and what affected its performance?

Explanation of Fund Performance

Top Contributors to Performance

• Positive sector allocation impact overall with an overweight to information technology and communication services, which were the two best performing sectors within the index, and an underweight to real estate, which lagged the return of the index.

• Strong individual stock performance within the utilities sector (mainly the Funds’ investment in Independent Power Producers) and multiple stocks within the industrials sector.

• TTM Technologies Inc., Talen Energy Corp and VSE Corporation were the largest individual contributors to Fund performance.

Top Detractors from Performance

• The Fund was negatively impacted by a high returning, “low quality” market over the trailing twelve-month period as leadership pivoted away from quality fundamentals to a risk-embracing exuberance.

• Lagging stock performance across many sectors indicative of a style discrepancy, as the high-quality orientation of the Fund was not well matched to the lower quality stocks within the index. In particular, the weakest relative stock returns were found within the consumer discretionary, materials, consumer staples and energy sectors.

• Alight Inc., Crocs Inc. and Lantheus Holdings Inc. were the largest individual detractors to Fund performance.

Fund Performance

The Fund’s benchmarks are unmanaged indices used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested. The tables do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares. You cannot invest directly in an index.

Total Return Based on a Hypothetical $10,000 Investment

	Admin Class	Russell 3000® Index	Russell 2000® Value Index
09/2015	$10,000	$10,000	$10,000
10/2015	$10,638	$10,790	$10,560
11/2015	$10,897	$10,850	$10,860
12/2015	$10,339	$10,627	$10,288
01/2016	$9,566	$10,027	$9,596
02/2016	$9,767	$10,024	$9,662
03/2016	$10,634	$10,730	$10,463
04/2016	$10,767	$10,796	$10,684
05/2016	$11,008	$10,990	$10,880
06/2016	$10,932	$11,012	$10,913
07/2016	$11,497	$11,449	$11,502
08/2016	$11,684	$11,478	$11,788
09/2016	$11,619	$11,496	$11,881
10/2016	$11,249	$11,248	$11,490
11/2016	$12,551	$11,751	$13,016
12/2016	$13,006	$11,980	$13,553
01/2017	$12,998	$12,206	$13,456
02/2017	$13,196	$12,660	$13,651
03/2017	$13,041	$12,668	$13,535
04/2017	$13,037	$12,803	$13,589
05/2017	$12,714	$12,934	$13,165
06/2017	$13,014	$13,050	$13,626
07/2017	$13,247	$13,296	$13,712
08/2017	$12,983	$13,322	$13,375
09/2017	$13,838	$13,647	$14,322
10/2017	$13,970	$13,945	$14,341
11/2017	$14,414	$14,368	$14,756
12/2017	$14,242	$14,512	$14,615
01/2018	$14,568	$15,277	$14,795
02/2018	$13,859	$14,714	$14,056
03/2018	$13,895	$14,418	$14,229
04/2018	$13,903	$14,473	$14,476
05/2018	$14,290	$14,882	$15,318
06/2018	$14,356	$14,979	$15,411
07/2018	$14,651	$15,476	$15,683
08/2018	$15,078	$16,020	$16,057
09/2018	$14,625	$16,046	$15,658
10/2018	$13,288	$14,865	$14,256
11/2018	$13,433	$15,162	$14,486
12/2018	$11,829	$13,751	$12,735
01/2019	$13,131	$14,931	$14,128
02/2019	$13,853	$15,457	$14,677
03/2019	$13,502	$15,682	$14,254
04/2019	$14,219	$16,309	$14,793
05/2019	$13,100	$15,253	$13,585
06/2019	$13,989	$16,325	$14,450
07/2019	$14,114	$16,567	$14,473
08/2019	$13,586	$16,229	$13,666
09/2019	$13,952	$16,514	$14,367
10/2019	$14,077	$16,870	$14,715
11/2019	$14,370	$17,511	$15,060
12/2019	$14,722	$18,017	$15,587
01/2020	$14,209	$17,997	$14,746
02/2020	$12,695	$16,523	$13,313
03/2020	$9,740	$14,251	$10,029
04/2020	$10,925	$16,139	$11,266
05/2020	$11,414	$17,002	$11,589
06/2020	$11,556	$17,390	$11,925
07/2020	$11,932	$18,378	$12,171
08/2020	$12,382	$19,709	$12,826
09/2020	$11,756	$18,992	$12,229
10/2020	$12,223	$18,582	$12,667
11/2020	$13,930	$20,842	$15,112
12/2020	$14,965	$21,780	$16,309
01/2021	$15,279	$21,683	$17,167
02/2021	$16,739	$22,361	$18,780
03/2021	$17,509	$23,162	$19,762
04/2021	$18,206	$24,356	$20,161
05/2021	$18,588	$24,467	$20,789
06/2021	$18,292	$25,071	$20,663
07/2021	$18,008	$25,495	$19,923
08/2021	$18,310	$26,222	$20,457
09/2021	$18,138	$25,045	$20,047
10/2021	$18,834	$26,739	$20,811
11/2021	$18,378	$26,332	$20,100
12/2021	$19,216	$27,369	$20,920
01/2022	$18,129	$25,759	$19,700
02/2022	$18,122	$25,110	$20,026
03/2022	$17,980	$25,924	$20,418
04/2022	$16,730	$23,598	$18,834
05/2022	$17,161	$23,566	$19,195
06/2022	$15,553	$21,595	$17,299
07/2022	$17,281	$23,621	$18,974
08/2022	$16,797	$22,739	$18,374
09/2022	$15,121	$20,630	$16,501
10/2022	$16,938	$22,322	$18,579
11/2022	$17,779	$23,487	$19,146
12/2022	$16,912	$22,112	$17,890
01/2023	$18,292	$23,635	$19,597
02/2023	$18,410	$23,083	$19,146
03/2023	$17,437	$23,700	$17,773
04/2023	$17,250	$23,952	$17,329
05/2023	$16,971	$24,046	$16,989
06/2023	$18,545	$25,688	$18,338
07/2023	$19,502	$26,608	$19,722
08/2023	$19,104	$26,095	$18,773
09/2023	$18,173	$24,852	$17,795
10/2023	$17,259	$24,193	$16,734
11/2023	$18,461	$26,449	$18,240
12/2023	$20,093	$27,852	$20,510
01/2024	$19,542	$28,160	$19,579
02/2024	$20,489	$29,685	$20,219
03/2024	$21,789	$30,642	$21,105
04/2024	$20,728	$29,294	$19,761
05/2024	$21,644	$30,678	$20,685
06/2024	$21,196	$31,628	$20,336
07/2024	$22,861	$32,216	$22,815
08/2024	$22,372	$32,917	$22,386
09/2024	$22,174	$33,598	$22,401
10/2024	$21,675	$33,351	$22,050
11/2024	$24,058	$35,570	$24,177
12/2024	$22,188	$34,483	$22,163
01/2025	$22,772	$35,571	$22,618
02/2025	$21,779	$34,890	$21,752
03/2025	$20,762	$32,854	$20,447
04/2025	$19,980	$32,634	$19,625
05/2025	$21,008	$34,703	$20,450
06/2025	$21,861	$36,466	$21,462
07/2025	$22,503	$37,269	$21,841
08/2025	$23,496	$38,131	$23,691
09/2025	$23,193	$39,447	$24,167

Performance data shown represents past performance and is no guarantee of, and is not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For the most recent month-end performance, visit im.natixis.com/en-us/products/mutual-funds/price-and-performance.

Average Annual Total Returns (%)

AATR	1 Year	5 Years	10 Years	Since Inception 12/31/97
Admin Class	4.59%	14.56%	8.78%	10.67%
Russell 3000® Index	17.41%	15.74%	14.71%	-%
Russell 2000® Value Index	7.88%	14.59%	9.23%	-%

Key Fund Statistics

Total Net Assets	$338,586,414
# of Portfolio Holdings (including overnight repurchase agreements)	107
Portfolio Turnover Rate	36%
Total Advisory Fees Paid (after waiver/reimbursement, if applicable)	$2,519,491

What did the Fund invest in? (% of Net Assets)

Industry Summary

Value	Value
Other investments less than 3% of net assetsFootnote Reference*	48.1%
Professional Services	3.1%
Trading Companies & Distributors	3.5%
Building Products	3.5%
Software	3.8%
Capital Markets	3.8%
Oil, Gas & Consumable Fuels	3.8%
Machinery	3.9%
Aerospace & Defense	5.1%
Electronic Equipment, Instruments & Components	7.9%
Banks	13.5%
Footnote	Description
Footnote*	Net of other assets less liabilities

Top Ten Holdings

TTM Technologies, Inc.	1.9%
Moog, Inc., Class A	1.9%
Bel Fuse, Inc., Class B	1.8%
Popular, Inc.	1.7%
Array Digital Infrastructure, Inc.	1.7%
Ameris Bancorp	1.6%
Vontier Corp.	1.5%
Southstate Bank Corp.	1.5%
TD SYNNEX Corp.	1.5%
Garrett Motion, Inc.	1.4%

Material Fund Changes

There were no material fund changes during the period.

There were no changes in or disagreements with Accountants during the period.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit im.natixis.com/funddocuments.

Admin Class

LSVAX

Loomis Sayles Small Cap Value Fund

Annual Shareholder Report

September 30, 2025

M-LSTSCV99A-0925

(b) Not Applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer and persons performing similar functions. There have been no amendments or waivers of the Registrant’s code of ethics during the period.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has established an audit committee. Mr. Richard A. Goglia, Mr. James P. Palermo, Mr. Kirk A. Sykes and Ms. Cynthia L. Walker are members of the audit committee and have been designated as “audit committee financial experts” by the Board of Trustees. Each of these individuals is also an Independent Trustee of the Registrant.

Item 4. Principal Accountant Fees and Services.

Fees billed by the Principal Accountant for services rendered to the Registrant.

The table below sets forth fees billed by the principal accountant, PricewaterhouseCoopers LLP, for the past two fiscal years for professional services rendered in connection with a) the audit of the Registrant’s annual financial statements and services provided in connection with regulatory filings; b) audit-related services (including services that are reasonably related to the performance of the audit of the Registrant’s financial statements but not reported under “Audit Fees”); c) tax compliance, tax advice and tax planning and d) all other fees billed for professional services rendered by the principal accountant to the Registrant, other than the services reported as a part of (a) through (c) of this Item.

	Audit fees		Audit-related fees[1]		Tax fees[2]		All other fees
	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25
Loomis Sayles Funds I – Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles High Income Opportunities Fund, Loomis Sayles Inflation Protected Securities Fund, Loomis Sayles Institutional High Income Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Securitized Asset Fund and Loomis Sayles Small Cap Value Fund	$386,083	$397,666	$722	$730	$73,402	$75,604	$--	$--

1.	Audit-related fees consist of:

2024 & 2025 - performance of agreed-upon procedures related to the Registrant’s deferred compensation plan.

2.	Tax fees consist of:

2024 & 2025 – review of Registrant’s tax returns.

Aggregate fees billed to the Registrant for non-audit services during 2024 and 2025 were $74,124 and $76,334, respectively.

(e)(1) Audit Committee Pre Approval Policies.

Annually, the Registrant’s Audit Committee reviews the audit, audit-related, tax and other non-audit services together with the projected fees, for services proposed to be rendered to the Registrant and/or other entities for which pre-approval is required during the upcoming year. Any subsequent revisions to already pre-approved services or fees (including fee increases) and requests for pre-approval of new services would be presented for consideration quarterly as needed.

If, in the opinion of management, a proposed engagement by the Registrant’s independent accountants needs to commence before the next regularly scheduled Audit Committee meeting, any member of the Audit Committee who is an Independent Trustee of the Registrant is authorized to pre-approve the engagement, but only for engagements to provide audit, audit related and tax services. This approval is subject to review by the full Audit Committee at its next quarterly meeting. All other engagements require the approval of all the members of the Audit Committee.

(e)(2) None of the services described in each of Items 4 (b) through (d) were approved pursuant to de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Fees billed by the Principal Accountant for services rendered to the Adviser and Control Affiliates.

The following table sets forth the fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and entities controlling, controlled by or under common control with Loomis, Sayles & Company, L.P. (“Control Affiliates”) that provide ongoing services to the Registrant, for engagements that related directly to the operations and financial reporting of the Registrant for the last two fiscal years.

	Audit-related fees		Tax fees		All other fees
	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25	10/1/23- 9/30/24	10/1/24- 9/30/25
Control Affiliates	$--	$--	$--	$--	$--	$70,000

The following table sets forth the aggregate fees billed by the Registrant’s principal accountant for non-audit services rendered to Loomis, Sayles & Company, L.P. and Control Affiliates that provide ongoing services to the Registrant, for the last two fiscal years, including the fees disclosed in the table above.

	Aggregate Non-Audit Fees
	10/1/23-9/30/24	10/1/24-9/30/25
Control Affiliates	$165,000	$70,000

(h) The audit committee has considered and determined that the provisions of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

The Schedule of Investments are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements and Other Important Information are attached herewith.

(b) The Registrant’s Financial Highlights are attached herewith.

Loomis Sayles Fixed Income Fund
Loomis Sayles Global Bond Fund
Loomis Sayles Inflation Protected Securities Fund
Loomis Sayles Institutional High Income Fund
Annual Financial Statements and Other Important Information
September 30, 2025

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 85.4% of Net Assets

Non-Convertible Bonds — 83.7%
	ABS Car Loan — 3.0%
$500,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class D, 7.650%, 9/12/2030(a)	$518,685
200,000	American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.340%, 8/12/2031(a)	201,244
200,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class D, 5.540%, 8/12/2031(a)	202,527
570,834	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	567,791
175,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class D, 7.590%, 4/20/2029(a)	180,170
115,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-4A, Class D, 7.310%, 6/20/2029(a)	117,756
250,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class D, 7.350%, 4/20/2028(a)	253,915
125,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	132,696
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	103,783
985,000	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class D, 7.840%, 8/15/2029	1,034,299
705,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class D, 6.300%, 2/15/2030	723,471
100,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	99,094
200,000	CarMax Auto Owner Trust, Series 2023-4, Class D, 7.160%, 4/15/2030	209,124
100,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	102,514
260,000	Carvana Auto Receivables Trust, Series 2023-N1, Class D, 6.690%, 7/10/2029(a)	265,933
100,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	104,150
100,000	Carvana Auto Receivables Trust, Series 2024-N1, Class D, 6.300%, 5/10/2030(a)	102,583
300,000	Carvana Auto Receivables Trust, Series 2024-N3, Class D, 5.380%, 12/10/2030(a)	303,189
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$165,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	$169,805
220,000	Credit Acceptance Auto Loan Trust, Series 2024-2A, Class C, 6.700%, 10/16/2034(a)	227,937
200,000	Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.390%, 1/16/2035(a)	202,124
385,000	DT Auto Owner Trust, Series 2023-3A, Class D, 7.120%, 5/15/2029(a)	399,285
94,897	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	95,287
335,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	343,907
160,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.680%, 4/16/2029	163,711
680,000	Exeter Automobile Receivables Trust, Series 2023-5A, Class D, 7.130%, 2/15/2030	706,951
300,000	Exeter Automobile Receivables Trust, Series 2024-5A, Class D, 5.060%, 2/18/2031	301,609
485,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class D, 5.490%, 5/15/2031	490,178
215,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	222,216
435,000	Flagship Credit Auto Trust, Series 2021-2, Class D, 1.590%, 6/15/2027(a)	428,837
200,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	201,924
255,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	261,028
305,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class D, 7.180%, 8/15/2029(a)	316,145
200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	204,775
215,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class D, 6.190%, 2/15/2030(a)	221,791
75,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class C, 5.930%, 6/17/2030(a)	77,158
255,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	258,496
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$135,000	LAD Auto Receivables Trust, Series 2023-4A, Class C, 6.760%, 3/15/2029(a)	$139,408
75,000	LAD Auto Receivables Trust, Series 2023-4A, Class D, 7.370%, 4/15/2031(a)	78,460
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	101,593
100,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	102,282
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	101,016
100,000	LAD Auto Receivables Trust, Series 2024-3A, Class D, 5.180%, 2/17/2032(a)	101,274
370,913	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	373,223
250,000	Merchants Fleet Funding LLC, Series 2023-1A, Class D, 8.200%, 5/20/2036(a)	253,914
635,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	649,790
100,000	Prestige Auto Receivables Trust, Series 2023-2A, Class D, 7.710%, 8/15/2029(a)	103,998
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	101,453
100,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	104,129
200,000	Westlake Automobile Receivables Trust, Series 2023-1A, Class D, 6.790%, 11/15/2028(a)	205,369
640,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	665,796
100,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class D, 5.910%, 4/15/2030(a)	101,672
200,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class D, 5.540%, 11/15/2030(a)	203,878
		13,903,343
	ABS Credit Card — 0.4%
670,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	675,132
Principal Amount (‡)	Description	Value (†)

	ABS Credit Card — continued
$385,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.590%, 8/15/2029(a)	$387,841
485,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	489,754
385,000	Mission Lane Credit Card Master Trust, Series 2025-A, Class A, 5.800%, 5/15/2030(a)	390,594
		1,943,321
	ABS Home Equity — 2.9%
267,272	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(b)	257,625
210,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	190,822
150,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	134,972
510,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	512,300
960,823	Credit Suisse Mortgage Trust, Series 2021-RPL4, Class A1, 4.136%, 12/27/2060(a)(b)	956,926
675,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	658,979
315,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	305,628
205,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	198,604
300,000	FirstKey Homes Trust, Series 2022-SFR2, Class D, 4.500%, 7/17/2039(a)	295,011
152,639	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068(a)(b)	148,741
82,493	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	72,082
796,381	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	771,879
412,583	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	399,660
1,215,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	1,103,877
426,377	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 5.750%, 4/25/2061(a)(b)	426,044
115,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	105,040
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$580,000	New Residential Mortgage Loan Trust, Series 2024-RTL1, Class A1, 6.664%, 3/25/2039(a)(b)	$584,378
665,000	NYMT Loan Trust, Series 2024-BPL2, Class A1, 6.509%, 5/25/2039(a)(b)	671,787
315,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	315,358
253,639	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	235,363
454,378	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	454,865
240,000	Progress Residential Trust, Series 2021-SFR3, Class E1, 2.538%, 5/17/2026(a)	237,689
200,000	Progress Residential Trust, Series 2021-SFR3, Class E2, 2.688%, 5/17/2026(a)	198,126
295,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	288,304
100,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	97,750
380,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	371,979
200,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	195,774
340,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	318,316
100,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	93,220
104,349	PRPM LLC, Series 2024-5, Class A1, 5.689%, 9/25/2029(a)(b)	104,370
246,540	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(b)	246,619
97,840	PRPM LLC, Series 2025-2, Class A1, 6.469%, 5/25/2030(a)(b)	98,195
220,106	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	219,368
607,518	Redwood Funding Trust, Series 2025-1, Class A, 7.584%, 5/27/2055(a)(b)	607,822
730,000	Roc Mortgage Trust, Series 2024-RTL1, Class A1, 5.589%, 10/25/2039(a)(b)	734,078
130,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	130,703
765,000	TVC Mortgage Trust, Series 2024-RRTL1, Class A1, 5.545%, 7/25/2039(a)(b)	766,322
		13,508,576
Principal Amount (‡)	Description	Value (†)

	ABS Other — 5.8%
$971,847	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	$997,114
335,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	336,254
44,460	Affirm Asset Securitization Trust, Series 2024-X2, Class A, 5.220%, 12/17/2029(a)	44,599
125,000	Affirm Asset Securitization Trust, Series 2024-X2, Class D, 6.080%, 12/17/2029(a)	125,804
461,743	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	473,245
1,510,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	1,526,667
86,138	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	84,475
356,758	BHG Securitization Trust, Series 2023-B, Class B, 7.450%, 12/17/2036(a)	372,839
163,950	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	168,453
100,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	102,562
128,289	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	128,872
535,288	CAL Funding IV Ltd., Series 2020-1A, Class A, 2.220%, 9/25/2045(a)	510,405
208,094	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	200,900
150,723	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	148,913
473,918	CLI Funding VIII LLC, Series 2025-R, Class A, 6.610%, 6/21/2050(a)	469,824
420,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	425,903
430,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	438,907
160,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A3, 5.852%, 2/25/2050(a)	162,050
330,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	320,544
100,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	102,401
935,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	938,243
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$276,699	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	$258,572
103,982	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	108,743
90,476	Foundation Finance Trust, Series 2024-2A, Class D, 6.590%, 3/15/2050(a)	91,978
445,000	Foundation Finance Trust, Series 2025-1A, Class B, 5.260%, 4/15/2050(a)	451,654
320,000	Foundation Finance Trust, Series 2025-1A, Class D, 6.090%, 4/15/2050(a)	321,013
21,362	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	21,336
845,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	856,757
450,000	Frontier Issuer LLC, Series 2023-1, Class C, 11.500%, 8/20/2053(a)	469,057
675,000	Frontier Issuer LLC, Series 2024-1, Class C, 11.160%, 6/20/2054(a)	757,391
755,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	754,579
142,972	GoodLeap Home Improvement Solutions Trust, Series 2024-1A, Class A, 5.350%, 10/20/2046(a)	144,840
25,530	Hilton Grand Vacations Trust, Series 2024-1B, Class C, 6.620%, 9/15/2039(a)	26,140
46,875	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	47,767
115,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	116,728
100,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	101,753
286,500	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	284,000
513,835	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	510,080
120,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class 1A, 5.490%, 9/10/2031(a)	120,542
355,000	Kapitus Asset Securitization IV LLC, Series 2024-1A, Class A, 5.490%, 9/10/2031(a)	356,602
69,237	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	69,146
97,387	Labrador Aviation Finance Ltd., Series 2016-1A, Class A1, 4.300%, 1/15/2042(a)	94,948
435,887	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	416,876
100,000	Mariner Finance Issuance Trust, Series 2024-AA, Class D, 6.770%, 9/22/2036(a)	102,627
380,000	Marlette Funding Trust, Series 2023-4A, Class B, 8.150%, 12/15/2033(a)	393,576
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$109,051	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	$109,513
385,000	Marlette Funding Trust, Series 2024-1A, Class D, 6.930%, 7/17/2034(a)	396,147
325,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	329,451
345,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	323,114
380,000	OneMain Financial Issuance Trust, Series 2022-S1, Class D, 5.200%, 5/14/2035(a)	381,914
579,032	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	589,340
308,960	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	311,281
193,559	PK ALIFT Loan Funding 3 LP, Series 2024-1, Class A1, 5.842%, 9/15/2039(a)	198,086
300,000	QTS Issuer ABS II LLC, Series 2025-1A, Class B, 5.778%, 10/05/2055(a)	298,130
115,000	Reach ABS Trust, Series 2025-1A, Class C, 5.990%, 8/16/2032(a)	117,190
325,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	328,976
175,000	Republic Finance Issuance Trust, Series 2024-B, Class A, 5.420%, 11/20/2037(a)	178,160
340,000	Republic Finance Issuance Trust, Series 2024-B, Class C, 6.600%, 11/20/2037(a)	348,283
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class C, 5.820%, 9/20/2032(a)	103,128
100,000	SCF Equipment Leasing LLC, Series 2024-1A, Class D, 6.580%, 6/21/2033(a)	104,766
99,750	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	98,656
435,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	444,876
125,439	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	123,028
21,527	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.790%, 11/20/2037(a)	21,353
36,461	Sierra Timeshare Receivables Funding LLC, Series 2023-2A, Class C, 7.300%, 4/20/2040(a)	37,720
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$108,313	Sierra Timeshare Receivables Funding LLC, Series 2023-3A, Class C, 7.120%, 9/20/2040(a)	$111,726
552,676	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	558,427
249,881	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	257,596
66,803	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	69,519
230,675	Stream Innovations Issuer Trust, Series 2024-2A, Class A, 5.210%, 2/15/2045(a)	233,624
74,012	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	68,688
312,111	Sunnova Helios V Issuer LLC, Series 2021-A, Class B, 3.150%, 2/20/2048(a)	160,571
560,329	Sunnova Helios X Issuer LLC, Series 2022-C, Class C, 6.000%, 11/22/2049(a)	199,836
564,090	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	523,848
167,417	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	160,098
80,464	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	72,358
210,209	Thrust Engine Leasing DAC, Series 2021-1A, Class A, 4.163%, 7/15/2040(a)	206,570
721,042	TMCL VII Holdings Ltd., Series 2025-1H, Class A, 6.430%, 7/23/2050(a)	723,850
995,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A1, 1 day USD SOFR + 1.400%, 5.641%, 11/15/2027(a)(b)	995,150
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.290%, 11/15/2027(a)	200,787
255,241	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	243,923
411,727	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	419,739
1,008,417	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	946,894
469,207	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	485,667
		26,437,662
Principal Amount (‡)	Description	Value (†)

	ABS Residential Mortgage — 1.3%
$888,435	GITSIT Mortgage Loan Trust, Series 2025-NPL1, Class A1, 6.276%, 2/25/2055(a)(b)	$890,848
445,227	MFA Trust, Series 2024-NPL1, Class A1, 6.330%, 9/25/2054(b)	445,769
90,820	NYMT Loan Trust, Series 2025-R1, Class A, 6.381%, 2/25/2030(a)(b)	90,995
327,325	PRET LLC, Series 2025-NPL3, Class A1, 6.708%, 4/25/2055(a)(b)	327,285
297,838	PRET LLC, Series 2025-NPL6, Class A1, 5.744%, 6/25/2055(a)(b)	296,831
745,810	PRET LLC, Series 2025-NPL8, Class A1, 5.732%, 8/25/2055(a)(b)	748,389
903,405	RCO IX Mortgage LLC, Series 2025-2, Class A1, 6.513%, 4/25/2030(a)(b)	906,568
457,771	RCO VIII Mortgage LLC, Series 2025-3, Class A1, 6.435%, 5/25/2030(a)(b)	458,810
847,149	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(b)	847,874
285,502	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	286,114
669,135	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(b)	669,838
50,127	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(b)	50,119
		6,019,440
	ABS Student Loan — 0.7%
168,245	Ascent Education Funding Trust, Series 2024-A, Class A, 6.140%, 10/25/2050(a)	172,437
967,650	College Ave Student Loans LLC, Series 2024-B, Class A1A, 5.690%, 8/25/2054(a)	990,264
100,000	College Ave Student Loans LLC, Series 2024-B, Class B, 6.080%, 8/25/2054(a)	103,162
38,862	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	36,777
130,015	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	118,943
100,000	Navient Private Education Refi Loan Trust, Series 2021-A, Class B, 2.240%, 5/15/2069(a)	80,680
170,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	122,927
385,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	278,745
265,000	Navient Student Loan Trust, Series 2023-BA, Class B, 7.230%, 3/15/2072(a)	291,721
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$230,000	Nelnet Student Loan Trust, Series 2021-BA, Class B, 2.680%, 4/20/2062(a)	$205,475
30,235	SMB Private Education Loan Trust, Series 2020-A, Class A2A, 2.230%, 9/15/2037(a)	29,329
488,709	SMB Private Education Loan Trust, Series 2021-A, Class A2A2, 1 mo. USD SOFR + 0.844%, 4.995%, 1/15/2053(a)(b)	483,913
475,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	424,071
		3,338,444
	ABS Whole Business — 0.7%
785,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	798,661
120,938	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	119,410
245,625	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	260,983
78,800	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	81,605
320,450	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	307,264
48,250	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	47,413
96,500	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	89,947
287,100	Planet Fitness Master Issuer LLC, Series 2024-1A, Class A2I, 5.765%, 6/05/2054(a)	292,759
1,027,237	Subway Funding LLC, Series 2024-1A, Class A2I, 6.028%, 7/30/2054(a)	1,041,639
305,000	Wingstop Funding LLC, Series 2024-1A, Class A2, 5.858%, 12/05/2054(a)	316,000
		3,355,681
	Aerospace & Defense — 2.1%
165,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	169,460
85,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	87,490
789,000	Boeing Co., 3.625%, 2/01/2031	755,701
985,000	Boeing Co., 5.150%, 5/01/2030	1,010,763
896,000	Boeing Co., 5.705%, 5/01/2040	914,262
2,395,000	Boeing Co., 5.805%, 5/01/2050	2,392,758
55,000	Boeing Co., 5.930%, 5/01/2060	54,945
295,000	Boeing Co., 6.528%, 5/01/2034	326,113
1,145,000	Boeing Co., 6.858%, 5/01/2054	1,306,105
1,315,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	1,362,709
Principal Amount (‡)	Description	Value (†)

	Aerospace & Defense — continued
$875,000	L3Harris Technologies, Inc., 5.400%, 7/31/2033	$912,046
435,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	443,804
		9,736,156
	Agency Commercial Mortgage-Backed Securities — 0.0%
230,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	231,283
	Airlines — 0.0%
205,645	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	205,086
	Apartment REITs — 0.1%
285,000	Invitation Homes Operating Partnership LP, 4.875%, 2/01/2035	281,439
	Automotive — 0.3%
335,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	326,920
285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	288,531
510,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	488,277
300,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	297,081
		1,400,809
	Banking — 3.4%
1,510,000	Bank of America Corp., 6.110%, 1/29/2037	1,628,790
1,125,000	Bank of America Corp., (fixed rate to 2/12/2035, variable rate thereafter), 5.744%, 2/12/2036	1,168,840
757,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	657,209
295,000	CaixaBank SA, (fixed rate to 7/03/2035, variable rate thereafter), 5.581%, 7/03/2036(a)	302,148
445,000	Capital One Financial Corp., (fixed rate to 9/11/2035, variable rate thereafter), 5.197%, 9/11/2036	440,106
1,590,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(c)	1,645,863
2,050,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	2,149,384
1,080,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	1,077,202
270,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	275,121
635,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	658,198
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$360,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	$451,032
900,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	948,158
710,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(a)(c)	713,799
1,000,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	1,102,850
400,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	368,574
405,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(a)	411,314
200,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	201,634
1,210,000	Wells Fargo & Co., (fixed rate to 9/15/2035, variable rate thereafter), 4.892%, 9/15/2036	1,207,581
		15,407,803
	Brokerage — 1.0%
520,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	532,757
1,185,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,242,737
200,000	Brookfield Asset Management Ltd., 5.795%, 4/24/2035	209,400
225,000	Citadel LP, 6.000%, 1/23/2030(a)	233,861
175,000	Citadel LP, 6.375%, 1/23/2032(a)	185,223
360,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	382,751
1,670,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	1,780,626
		4,567,355
	Building Materials — 1.5%
350,000	Amrize Finance U.S. LLC, 5.400%, 4/07/2035(a)	360,548
2,325,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	2,206,539
1,195,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	1,190,034
200,000	Cemex SAB de CV, (fixed rate to 6/10/2030, variable rate thereafter), 7.200%(a)(c)	209,100
545,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(a)	553,347
775,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(a)	793,812
1,380,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,429,465
		6,742,845
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — 4.2%
$1,025,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	$648,486
70,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	73,334
170,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	181,172
85,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	90,831
220,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	141,888
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	130,055
2,710,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	950,794
2,540,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	2,226,779
465,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	336,742
315,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	311,132
195,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	193,384
625,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	624,083
2,215,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,176,446
2,710,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	2,597,915
270,000	DISH DBS Corp., 7.750%, 7/01/2026	267,422
6,237,370	EchoStar Corp., 10.750%, 11/30/2029	6,862,167
1,445,000	Time Warner Cable LLC, 6.550%, 5/01/2037	1,503,178
		19,315,808
	Chemicals — 0.3%
775,000	Ashland, Inc., 3.375%, 9/01/2031(a)	686,473
466,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	467,540
		1,154,013
	Construction Machinery — 0.8%
275,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	283,647
200,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	209,555
1,755,000	Ashtead Capital, Inc., 5.950%, 10/15/2033(a)	1,855,077
1,100,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	1,143,805
		3,492,084
	Consumer Cyclical Services — 0.5%
1,870,000	Expedia Group, Inc., 5.400%, 2/15/2035	1,919,020
275,000	Uber Technologies, Inc., 4.800%, 9/15/2035	272,505
		2,191,525
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Products — 0.1%
$135,000	Whirlpool Corp., 6.125%, 6/15/2030	$136,057
145,000	Whirlpool Corp., 6.500%, 6/15/2033	144,702
		280,759
	Diversified Manufacturing — 0.0%
120,000	Otis Worldwide Corp., 5.131%, 9/04/2035	121,417
	Electric — 0.3%
1,077,198	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	1,027,561
235,000	Southern Power Co., Series B, 4.900%, 10/01/2035	231,757
190,000	Vistra Operations Co. LLC, 5.700%, 12/30/2034(a)	196,616
		1,455,934
	Environmental — 0.1%
295,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	287,805
	Finance Companies — 3.8%
1,845,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	1,699,049
645,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	579,539
1,375,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	1,368,685
300,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.329%, 1/15/2067(a)(b)	202,740
985,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	972,039
245,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	255,512
740,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	777,621
230,000	Aircastle Ltd./Aircastle Ireland DAC, 5.250%, 3/15/2030(a)	234,630
450,000	Aircastle Ltd./Aircastle Ireland DAC, 5.750%, 10/01/2031(a)	468,778
260,000	Aviation Capital Group LLC, 4.800%, 10/24/2030(a)	259,762
955,000	Aviation Capital Group LLC, 6.375%, 7/15/2030(a)	1,021,353
810,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	861,500
310,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	317,993
385,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	396,618
60,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	62,889
120,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	127,626
105,000	Macquarie Airfinance Holdings Ltd., 5.150%, 3/17/2030(a)	106,468
285,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	289,856
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	$68,453
945,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,012,288
995,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	948,958
3,345,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	3,123,707
1,080,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	986,346
595,000	SMBC Aviation Capital Finance DAC, 5.100%, 4/01/2030(a)	608,037
655,000	SMBC Aviation Capital Finance DAC, 5.450%, 5/03/2028(a)	671,468
		17,421,915
	Financial Other — 0.1%
630,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	35,841
205,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	5,467
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	7,000
190,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	5,725
200,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	6,595
200,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	20,412
200,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	20,406
600,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	63,090
175,897	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(e)	3,738
293,162	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(e)	5,497
351,795	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(e)	4,837
527,693	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(e)	5,937
494,435	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(e)	5,562
117,264	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(e)	2,932
400,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	33,408
400,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	33,720
10,300	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(e)	431
188,026	Sino-Ocean Group Holding Ltd., 3.000%, 3/27/2033(a)	24,422
101,490	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	14,765
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$101,736	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	$15,260
203,967	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	30,085
306,692	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	45,936
307,434	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	46,115
144,767	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	21,761
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	6,500
400,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	13,400
71,538	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(e)	389
66,506	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(e)	2,409
115,810	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(e)	3,264
154,581	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(e)	3,316
216,849	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(e)	3,170
78,442	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(e)	10,040
		501,430
	Food & Beverage — 0.8%
345,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	381,399
705,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	719,953
600,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	630,301
1,230,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	1,125,866
280,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	270,632
100,000	Pilgrim's Pride Corp., 6.875%, 5/15/2034	110,409
325,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	303,631
		3,542,191
	Gaming — 0.1%
385,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	346,374
30,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	30,791
		377,165
	Government Owned - No Guarantee — 0.3%
730,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	709,810
805,000	Antares Holdings LP, 7.950%, 8/11/2028(a)	856,363
		1,566,173
Principal Amount (‡)	Description	Value (†)

	Health Insurance — 0.7%
$1,770,000	Centene Corp., 2.500%, 3/01/2031	$1,524,703
310,000	Centene Corp., 3.000%, 10/15/2030	276,996
365,000	Centene Corp., 3.375%, 2/15/2030	335,686
465,000	Elevance Health, Inc., 5.200%, 2/15/2035	473,919
660,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	598,902
180,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(a)	175,544
		3,385,750
	Healthcare — 1.0%
255,000	Avantor Funding, Inc., 4.625%, 7/15/2028(a)	250,833
15,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	15,633
855,000	HCA, Inc., 5.125%, 6/15/2039	823,846
310,000	HCA, Inc., 5.450%, 9/15/2034	317,995
1,050,000	HCA, Inc., 5.500%, 6/01/2033	1,090,886
770,000	HCA, Inc., 5.600%, 4/01/2034	799,325
5,000	HCA, Inc., 5.750%, 3/01/2035	5,227
375,000	Hologic, Inc., 3.250%, 2/15/2029(a)	362,097
200,000	Icon Investments Six DAC, 6.000%, 5/08/2034	209,940
575,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	589,608
		4,465,390
	Home Construction — 0.7%
325,000	DR Horton, Inc., 5.500%, 10/15/2035	336,959
1,520,000	Meritage Homes Corp., 5.650%, 3/15/2035	1,543,362
1,010,000	PulteGroup, Inc., 6.375%, 5/15/2033	1,102,008
		2,982,329
	Independent Energy — 3.0%
565,000	Aker BP ASA, 5.125%, 10/01/2034(a)	555,384
2,220,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	2,260,960
250,000	Civitas Resources, Inc., 8.375%, 7/01/2028(a)	259,137
185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	191,598
1,275,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	1,111,046
4,220,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	4,351,808
960,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	943,056
400,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	382,774
840,000	EQT Corp., 3.625%, 5/15/2031(a)	785,462
330,000	EQT Corp., 7.000%, 2/01/2030	359,286
55,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	55,107
35,000	Matador Resources Co., 6.500%, 4/15/2032(a)	35,335
175,000	Matador Resources Co., 6.875%, 4/15/2028(a)	178,594
455,000	SM Energy Co., 6.750%, 8/01/2029(a)	457,181
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Independent Energy — continued
$200,000	Var Energi ASA, 6.500%, 5/22/2035(a)	$212,661
705,000	Var Energi ASA, 8.000%, 11/15/2032(a)	818,181
935,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	950,633
		13,908,203
	Industrial Other — 0.1%
395,000	TopBuild Corp., 4.125%, 2/15/2032(a)	370,293
	Leisure — 2.0%
130,000	Carnival Corp., 4.000%, 8/01/2028(a)	128,142
1,080,000	Carnival Corp., 5.750%, 3/15/2030(a)	1,102,665
795,000	Carnival Corp., 5.750%, 8/01/2032(a)	809,054
395,000	Carnival Corp., 6.000%, 5/01/2029(a)	400,896
1,195,000	Carnival Corp., 6.125%, 2/15/2033(a)	1,224,918
305,000	NCL Corp. Ltd., 6.750%, 2/01/2032(a)	313,671
280,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	286,110
140,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(a)	139,891
440,000	Royal Caribbean Cruises Ltd., 5.375%, 1/15/2036	442,566
1,705,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	1,738,184
1,065,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(a)	1,085,959
1,105,000	Royal Caribbean Cruises Ltd., 6.000%, 2/01/2033(a)	1,133,157
410,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	423,292
		9,228,505
	Life Insurance — 1.3%
434,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	345,913
2,270,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,724,393
1,115,000	MetLife, Inc., 10.750%, 8/01/2069	1,489,644
1,165,000	Penn Mutual Life Insurance Co., 6.650%, 6/15/2034(a)	1,240,673
		5,800,623
	Lodging — 0.9%
195,000	Choice Hotels International, Inc., 5.850%, 8/01/2034	199,434
200,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(a)	186,648
220,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	223,444
520,000	Marriott International, Inc., 5.300%, 5/15/2034	534,100
970,000	Marriott International, Inc., 5.500%, 4/15/2037	991,281
530,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	511,424
Principal Amount (‡)	Description	Value (†)

	Lodging — continued
$620,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	$598,993
815,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	785,554
		4,030,878
	Media Entertainment — 0.8%
270,000	AppLovin Corp., 5.375%, 12/01/2031	279,309
1,370,000	AppLovin Corp., 5.500%, 12/01/2034	1,414,177
35,000	Discovery Communications LLC, 3.625%, 5/15/2030	32,333
220,000	Discovery Communications LLC, 6.350%, 6/01/2040	201,888
120,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	94,258
489,500	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	406,613
1,173,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	1,074,761
140,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	111,693
		3,615,032
	Metals & Mining — 2.2%
430,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	410,537
325,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	296,702
2,905,000	Glencore Funding LLC, 2.850%, 4/27/2031(a)	2,664,572
1,205,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	1,272,601
1,190,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	1,249,125
3,165,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	3,487,817
25,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	25,482
65,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	68,108
515,000	Steel Dynamics, Inc., 5.250%, 5/15/2035	526,236
200,000	Steel Dynamics, Inc., 5.375%, 8/15/2034	206,759
		10,207,939
	Midstream — 3.3%
455,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	414,510
1,040,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	1,002,943
645,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	682,795
530,000	DCP Midstream Operating LP, 3.250%, 2/15/2032	483,002
575,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	606,652
1,040,000	Energy Transfer LP, 5.000%, 5/15/2044	920,920
1,245,000	Energy Transfer LP, 5.600%, 9/01/2034	1,277,757
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Midstream — continued
$335,000	Energy Transfer LP, 5.700%, 4/01/2035	$345,914
435,000	Energy Transfer LP, 6.550%, 12/01/2033	475,798
715,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	693,005
95,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	109,620
235,000	Targa Resources Corp., 5.500%, 2/15/2035	239,124
2,055,000	Targa Resources Corp., 5.550%, 8/15/2035	2,095,935
1,575,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	1,486,561
365,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(a)	380,531
765,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	805,283
115,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	122,150
855,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	944,784
595,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	671,581
230,000	Western Midstream Operating LP, 5.250%, 2/01/2050	200,170
405,000	Western Midstream Operating LP, 5.300%, 3/01/2048	352,304
80,000	Western Midstream Operating LP, 5.450%, 4/01/2044	72,530
55,000	Western Midstream Operating LP, 5.500%, 8/15/2048	48,960
100,000	Western Midstream Operating LP, 6.150%, 4/01/2033	105,642
225,000	Whistler Pipeline LLC, 5.700%, 9/30/2031(a)	233,907
250,000	Whistler Pipeline LLC, 5.950%, 9/30/2034(a)	257,674
		15,030,052
	Natural Gas — 0.1%
245,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	259,651
	Non-Agency Commercial Mortgage-Backed Securities — 2.2%
170,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.772%, 12/15/2038(a)(b)	167,243
740,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(a)(b)	724,582
570,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 7.382%, 8/15/2039(a)(b)	569,931
385,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	385,241
2,000,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.593%, 3/15/2042(a)(b)	1,983,582
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$660,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	$661,391
580,000	BX Trust, Series 2025-VLT7, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 7/15/2044(a)(b)	581,213
67,954	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	66,001
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,867
185,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	159,054
100,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	78,975
200,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	146,950
545,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379%, 9/12/2040(a)(b)	565,509
636,674	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	636,674
100,000	Extended Stay America Trust, Series 2025-ESH, Class C, 1 mo. USD SOFR + 1.850%, 6.000%, 10/15/2042(a)(b)	100,000
100,000	Extended Stay America Trust, Series 2025-ESH, Class D, 1 mo. USD SOFR + 2.600%, 6.750%, 10/15/2042(a)(b)	100,000
95,000	Extended Stay America Trust, Series 2025-ESH, Class E, 1 mo. USD SOFR + 3.350%, 7.500%, 10/15/2042(a)(b)	95,000
295,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	249,275
315,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.668%, 3/05/2033(a)(b)	182,700
200,000	GS Mortgage Securities Trust, Series 2014-GC22, Class B, 4.391%, 6/10/2047(b)	173,303
366,240	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.689%, 12/15/2047(a)(b)	355,272
100,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.689%, 12/15/2047(a)(b)	94,755
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$300,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	$299,422
200,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class B, 1 mo. USD SOFR + 2.000%, 6.150%, 1/15/2042(a)(b)	199,542
100,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	100,713
85,390	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	81,334
200,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	166,829
9,953	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.913%, 7/15/2046(b)	9,654
275,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	258,674
405,711	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.284%, 8/15/2046(b)	390,890
249,823	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	223,906
		9,909,482
	Oil Field Services — 0.4%
1,750,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	1,714,709
	Other REITs — 0.3%
270,000	EPR Properties, 3.600%, 11/15/2031	249,187
1,245,000	Host Hotels & Resorts LP, 5.500%, 4/15/2035	1,253,214
		1,502,401
	Packaging — 0.4%
1,685,000	Ball Corp., 5.500%, 9/15/2033	1,703,112
	Pharmaceuticals — 1.8%
745,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	666,775
690,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	722,485
610,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	807,350
520,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	731,790
134,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	131,618
3,080,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,298,635
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$703,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	$702,018
695,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	698,692
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	208,297
645,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	703,885
460,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	525,949
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	205,982
		8,403,476
	Property & Casualty Insurance — 0.7%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	434,534
250,000	Arthur J Gallagher & Co., 5.150%, 2/15/2035	252,956
250,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	258,892
180,000	Brown & Brown, Inc., 5.550%, 6/23/2035	185,157
1,270,000	Marsh & McLennan Cos., Inc., 5.000%, 3/15/2035	1,285,532
1,135,000	Stewart Information Services Corp., 3.600%, 11/15/2031	1,016,731
		3,433,802
	Restaurants — 0.2%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,923
60,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	58,563
80,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	75,394
670,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	678,057
		1,045,937
	Retailers — 0.3%
1,025,000	Dillard's, Inc., 7.750%, 7/15/2026	1,047,642
530,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	559,150
		1,606,792
	School District — 0.1%
470,000	AppLovin Corp., 5.125%, 12/01/2029	480,813
	Sovereigns — 3.4%
1,035,000	Chile Government International Bonds, 3.100%, 1/22/2061	639,475
1,295,000	Chile Government International Bonds, 3.250%, 9/21/2071	803,807
200,000	Chile Government International Bonds, 4.340%, 3/07/2042	176,620
1,185,000	Chile Government International Bonds, 5.650%, 1/13/2037	1,245,020
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$958,000	Kuwait International Bonds, 4.652%, 10/09/2035	$958,000
615,000	Kyrgyz Republic International Bonds, 7.750%, 6/03/2030(a)	619,692
1,555,000	Mexico Government International Bonds, 5.375%, 3/22/2033	1,550,335
200,000	Oman Government International Bonds, 5.625%, 1/17/2028	204,841
285,000	Oman Government International Bonds, 6.000%, 8/01/2029	300,323
400,000	Philippines Government International Bonds, 2.650%, 12/10/2045	269,497
600,000	Philippines Government International Bonds, 2.950%, 5/05/2045	429,444
800,000	Philippines Government International Bonds, 5.900%, 2/04/2050	852,145
400,000	Republic of Uzbekistan International Bonds, 3.700%, 11/25/2030	369,342
300,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)	365,823
100,000	Republic of Uzbekistan International Bonds, 5.100%, 2/25/2029, (EUR)(a)	121,941
705,000	Republic of Uzbekistan International Bonds, 5.375%, 5/29/2027, (EUR)(a)	853,754
1,570,000	Republic of Uzbekistan International Bonds, 6.900%, 2/28/2032(a)	1,687,813
550,000	Republic of Uzbekistan International Bonds, 6.947%, 5/25/2032(a)	591,811
335,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	360,188
1,285,000	Romania Government International Bonds, 5.875%, 7/11/2032, (EUR)(a)	1,544,863
600,000	Romania Government International Bonds, 6.750%, 7/11/2039, (EUR)(a)	718,132
745,000	Turkiye Government International Bonds, 6.950%, 9/16/2035	749,559
		15,412,425
	Technology — 5.3%
395,000	Block, Inc., 3.500%, 6/01/2031	367,596
70,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	61,451
915,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	791,627
680,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	629,323
2,065,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	1,884,521
1,465,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	1,367,700
840,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	861,299
820,000	Dell International LLC/EMC Corp., 5.100%, 2/15/2036	815,426
1,585,000	Entegris, Inc., 4.750%, 4/15/2029(a)	1,571,405
675,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	683,399
465,000	Fiserv, Inc., 4.550%, 2/15/2031	466,724
1,010,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	956,951
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$390,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(a)	$389,311
1,215,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	1,196,104
115,000	Leidos, Inc., 4.375%, 5/15/2030	114,639
160,000	Leidos, Inc., 5.400%, 3/15/2032	166,221
320,000	Leidos, Inc., 5.500%, 3/15/2035	331,560
1,080,000	Leidos, Inc., 5.750%, 3/15/2033	1,140,668
1,440,000	Micron Technology, Inc., 5.875%, 9/15/2033	1,531,868
660,000	Micron Technology, Inc., 6.050%, 11/01/2035	705,169
1,745,000	Motorola Solutions, Inc., 5.550%, 8/15/2035	1,817,888
575,000	MSCI, Inc., 5.250%, 9/01/2035	579,760
430,000	NetApp, Inc., 5.500%, 3/17/2032	447,391
380,000	NetApp, Inc., 5.700%, 3/17/2035	397,226
1,375,000	Oracle Corp., 5.200%, 9/26/2035	1,382,571
320,000	Paychex, Inc., 5.600%, 4/15/2035	335,002
615,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	590,199
200,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	201,239
135,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	124,589
25,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	24,129
645,000	Synopsys, Inc., 5.700%, 4/01/2055	650,954
655,000	TD SYNNEX Corp., 6.100%, 4/12/2034	696,341
995,000	Trimble, Inc., 6.100%, 3/15/2033	1,069,607
176,000	Western Digital Corp., 4.750%, 2/15/2026	175,897
		24,525,755
	Treasuries — 16.7%
2,795,000	Australia Government Bonds, 1.000%, 11/21/2031, (AUD)	1,560,290
13,600(f )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	2,236,883
2,840,000	Bundesschatzanweisungen, 1.900%, 9/16/2027, (EUR)	3,326,512
449,000(g )	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,354,875
82,235,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	4,357,477
64,150,000	Turkiye Government Bonds, 36.000%, 8/12/2026, (TRY)	1,526,731
72,615,000	Turkiye Government Bonds, 37.000%, 2/18/2026, (TRY)	1,746,101
24,665,000	U.S. Treasury Notes, 3.750%, 4/30/2027	24,699,685
22,560,000	U.S. Treasury Notes, 4.000%, 3/31/2030	22,818,206
10,610,000	U.S. Treasury Notes, 4.500%, 3/31/2026(h)	10,643,985
27,220,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	693,245
27,700,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	761,786
		76,725,776
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Wireless — 0.9%
$1,165,000	American Tower Corp., 5.900%, 11/15/2033	$1,248,714
400,000	SoftBank Group Corp., 4.625%, 7/06/2028	391,608
875,000	Sprint Capital Corp., 8.750%, 3/15/2032	1,065,998
265,000	T-Mobile USA, Inc., 2.700%, 3/15/2032	237,550
605,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	594,171
500,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	529,810
		4,067,851
	Wirelines — 0.3%
1,200,000	AT&T, Inc., 5.375%, 8/15/2035	1,235,914
	Total Non-Convertible Bonds (Identified Cost $383,896,786)	383,840,352

Convertible Bonds — 1.3%
	Cable Satellite — 0.2%
317,781	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(e)	781,741
	Consumer Cyclical Services — 0.1%
159,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	180,703
63,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	76,010
152,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	156,929
105,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	154,350
		567,992
	Diversified Manufacturing — 0.1%
81,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	112,144
157,000	Itron, Inc., 1.375%, 7/15/2030	179,922
		292,066
	Electric — 0.1%
93,000	Evergy, Inc., 4.500%, 12/15/2027	116,854
107,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	115,453
		232,307
	Financial Other — 0.0%
87,955	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	2,199
117,264	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	2,638
146,587	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	2,749
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	4,398
234,530	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	4,397
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	5,497
293,162	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	5,497
553,067	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	10,370
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$1,128,244	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	$62,888
464,698	Sino-Ocean Group Holding Ltd., Zero Coupon, 3/27/2027(a)	3,485
		104,118
	Food & Beverage — 0.1%
248,000	Post Holdings, Inc., 2.500%, 8/15/2027	278,256
	Independent Energy — 0.0%
115,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	115,173
	Industrial Other — 0.0%
81,000	Fluor Corp., 1.125%, 8/15/2029	96,106
44,000	Granite Construction, Inc., 3.750%, 5/15/2028	105,864
		201,970
	Leisure — 0.0%
146,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	171,824
	Media Entertainment — 0.0%
54,000	Sea Ltd., 2.375%, 12/01/2025	106,623
51,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	69,692
		176,315
	Midstream — 0.0%
118,000	UGI Corp., 5.000%, 6/01/2028	150,824
	Pharmaceuticals — 0.1%
200,000	Jazz Investments I Ltd., 3.125%, 9/15/2030	237,300
	Retailers — 0.0%
71,000	Freshpet, Inc., 3.000%, 4/01/2028	79,804
	Technology — 0.6%
67,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	76,079
112,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	115,830
200,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	222,080
243,000	Datadog, Inc., Zero Coupon, 12/01/2029(a)	240,570
117,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	111,443
198,000	Global Payments, Inc., 1.500%, 3/01/2031	181,220
185,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	215,159
25,000	InterDigital, Inc., 3.500%, 6/01/2027	111,788
97,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	116,608
183,000	Nutanix, Inc., 0.500%, 12/15/2029(a)	206,003
233,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	235,679
41,000	Seagate HDD Cayman, 3.500%, 6/01/2028	118,080
132,000	Snowflake, Inc., Zero Coupon, 10/01/2029	206,646
123,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	134,993
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$96,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	$104,832
164,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	162,606
		2,559,616
	Total Convertible Bonds (Identified Cost $5,819,737)	5,949,306

Municipals — 0.4%
	Virginia — 0.4%
2,645,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $2,629,480)	1,992,066
	Total Bonds and Notes (Identified Cost $392,346,003)	391,781,724

Senior Loans — 4.8%
	Aerospace & Defense — 0.1%
98,503	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.502%, 2/28/2031(b)(i)	98,439
161,566	TransDigm, Inc., 2025 Term Loan K, 3 mo. USD SOFR + 2.250%, 6.252%, 3/22/2030(b)(i)	161,372
		259,811
	Automotive — 0.0%
290,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(d)(j)	102,019
230,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(d)(j)	81,004
		183,023
	Brokerage — 0.0%
213,922	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(i)	214,271
	Cable Satellite — 0.0%
223,521	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.650%, 1/18/2028(b)(i)	221,941
	Chemicals — 0.2%
765,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(j)	765,482
	Construction Machinery — 0.1%
180,000	Herc Holdings, Inc., Term Loan B, 1 mo. USD SOFR + 2.000%, 6.255%, 6/02/2032(b)(i)	180,675
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — continued
$154,226	Terex Corp., 2025 Term Loan, 10/08/2031(j)	$154,380
169,570	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(i)	170,258
		505,313
	Consumer Cyclical Services — 0.2%
909,023	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(i)	909,968
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(i)	100,000
		1,009,968
	Diversified Manufacturing — 0.3%
224,830	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(i)	224,971
992,099	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	990,859
		1,215,830
	Electric — 0.5%
229,418	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(j)	229,347
1,903,322	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(i)	1,902,732
		2,132,079
	Environmental — 0.2%
700,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(j)	700,875
	Gaming — 0.6%
557,200	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(i)	556,158
1,409,075	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(i)	1,403,086
528,675	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(i)	527,649
49,376	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(i)	49,407
		2,536,300
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Healthcare — 0.3%
$1,047,345	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(i)	$1,048,759
481,487	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(i)	483,533
		1,532,292
	Leisure — 0.0%
237,000	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(i)	235,282
	Lodging — 1.0%
716,062	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	716,521
26,934	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(i)	26,890
1,740,710	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(i)	1,737,994
1,975,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(i)	1,980,649
		4,462,054
	Metals & Mining — 0.2%
794,363	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(i)	795,531
	Paper — 0.2%
1,055,555	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	1,054,985
	Property & Casualty Insurance — 0.1%
268,950	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(i)	269,278
155,822	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(i)	155,774
268,231	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(i)	267,813
		692,865
	Technology — 0.7%
199,877	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(i)	200,003
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$972,493	Open Text Corp., 2023 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 1/31/2030(b)(i)	$971,209
1,964,369	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(i)	1,962,464
		3,133,676
	Wireless — 0.1%
464,035	SBA Senior Finance II LLC, 2024 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.920%, 1/25/2031(b)(i)	465,404
	Total Senior Loans (Identified Cost $22,139,904)	22,116,982

Collateralized Loan Obligations — 2.7%
1,005,000	AIMCO CLO, Series 2017-AA, Class D1R2, 3 mo. USD SOFR + 2.400%, 6.726%, 1/20/2038(a)(b)	1,003,493
1,940,000	AIMCO CLO 14 Ltd., Series 2021-14A, Class D, 3 mo. USD SOFR + 3.162%, 7.487%, 4/20/2034(a)(b)	1,940,000
255,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.618%, 7/16/2037(a)(b)	257,088
970,000	Benefit Street Partners CLO XXVIII Ltd., Series 2022-28A, Class BR, 3 mo. USD SOFR + 1.700%, 6.026%, 10/20/2037(a)(b)	973,126
420,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class B, 3 mo. USD SOFR + 1.650%, 5.969%, 1/25/2038(a)(b)	421,281
610,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class A1, 3 mo. USD SOFR + 1.400%, 5.732%, 10/22/2037(a)(b)	611,931
305,000	CarVal CLO I Ltd., Series 2018-1A, Class D, 3 mo. USD SOFR + 3.152%, 7.469%, 7/16/2031(a)(b)	305,139
340,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 8.126%, 4/20/2037(a)(b)	342,211
1,090,000	Fort Greene Park CLO LLC, Series 2025-2A, Class DR, 3 mo. USD SOFR + 2.350%, 6.682%, 4/22/2034(a)(b)	1,081,839
365,000	Invesco CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.312%, 7.629%, 4/15/2034(a)(b)	364,109
500,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.619%, 7/23/2037(a)(b)	503,899
1,885,000	Oaktree CLO Ltd., Series 2019-2A, Class BRR, 3 mo. USD SOFR + 2.200%, 6.518%, 10/15/2037(a)(b)	1,894,310
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

$890,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	$893,061
625,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	628,677
250,000	Recette CLO Ltd., Series 2015-1A, Class DRR, 3 mo. USD SOFR + 3.512%, 7.837%, 4/20/2034(a)(b)	249,759
269,714	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 5.565%, 5/20/2031(a)(b)	269,714
525,000	Sixth Street CLO XVIII Ltd., Series 2021-18A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.910%, 10/17/2038(a)(b)	526,075
	Total Collateralized Loan Obligations (Identified Cost $12,239,525)	12,265,712

Shares
Common Stocks— 0.5%
	Biotechnology — 0.2%
18,635	BioMarin Pharmaceutical, Inc.(k)	1,009,272
	Construction Materials — 0.1%
24,583	Cemex SAB de CV, ADR	221,001
	Media — 0.1%
138,910	Altice USA, Inc., Class A(k)	334,773
34,625	iHeartMedia, Inc., Class A(k)	99,374
		434,147
	Oil, Gas & Consumable Fuels — 0.0%
939	Battalion Oil Corp.(k)	1,136
	Pharmaceuticals — 0.1%
30,114	Teva Pharmaceutical Industries Ltd., ADR(k)	608,303
Shares	Description	Value (†)
	Real Estate Management & Development — 0.0%
46,580	Sunac China Holdings Ltd.(k)	$10,167
78,720	Yuzhou Group Holdings Co. Ltd.(k)	2,580
		12,747
	Total Common Stocks (Identified Cost $5,394,964)	2,286,606

Preferred Stocks — 0.2%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
5,924	Boeing Co., 6.000%	412,133
	Brokerage — 0.0%
1,800	Apollo Global Management, Inc., 6.750%	126,504
	Building Materials — 0.0%
1,250	QXO, Inc., 5.500%	68,737
	Electric — 0.1%
4,516	PG&E Corp., Series A, 6.000%	177,840
	Total Convertible Preferred Stocks (Identified Cost $696,511)	785,214
	Total Preferred Stocks (Identified Cost $696,511)	785,214
	Total Purchased Options — 0.1% (Identified Cost $477,431) (see details below)	464,069

Principal Amount (‡)
Short-Term Investments — 6.6%
$13,160,978	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $13,161,947 on 10/01/2025 collateralized by $5,590,500 U.S. Treasury Note, 2.250% due 11/15/2027 valued at $5,479,810; $7,973,200 U.S. Treasury Note, 3.375% due 9/15/2027 valued at $7,944,525 including accrued interest (Note 2 of Notes to Financial Statements)	13,160,978
14,045,000	U.S. Treasury Bills, 3.727%, 3/12/2026(l)	13,808,730
3,315,000	U.S. Treasury Bills, 4.106%, 12/26/2025(l)	3,284,494
	Total Short-Term Investments (Identified Cost $30,252,870)	30,254,202
	Total Investments — 100.3% (Identified Cost $463,547,208)	459,954,509
	Other assets less liabilities — (0.3)%	(1,523,287)
	Net Assets — 100.0%	$458,431,222
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
Purchased Options — 0.1%
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Cost	Value (†)
Options on Futures — 0.1%
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	113	675,000	$75,937,500	$465,473	$453,519
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	124	675,000	75,937,500	11,958	10,550
Total					$477,431	$464,069
Written Options — (0.1%)
Description	Expiration Date	Exercise Price	Shares	Notional Amount	Premiums (Received)	Value (†)
Options on Futures — (0.1%)
CBOT 10 Year U.S. Treasury Notes, Call	11/21/2025	114	(1,350,000)	$(151,875,000)	$(503,428)	$(506,250)
CBOT 5 Year U.S. Treasury Notes, Call	10/24/2025	110	(525,000)	(57,327,539)	(59,168)	(57,425)
Total					$(562,596)	$(563,675)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $198,285,318 or 43.3% of
net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(f)	Amount shown represents units. One unit represents a principal amount of 1,000.
(g)	Amount shown represents units. One unit represents a principal amount of 100.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 0.50%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Non-income producing security.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/17/2025	EUR	S	1,063,000	$1,250,247	$1,253,488	$(3,241)
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Fixed Income Fund (continued)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	85	$9,520,161	$9,562,500	$42,339
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	2,185	238,298,803	238,591,759	292,956
Total					$335,295
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	160	$33,325,767	$33,343,750	$(17,983)
CBOT U.S. Long Bond Futures	12/19/2025	67	7,648,334	7,811,781	(163,447)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	48	5,615,563	5,763,000	(147,437)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	764	86,966,026	87,919,688	(953,662)
Total					$(1,282,529)
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund

Principal Amount(‡)	Description	Value (†)
Bonds and Notes — 96.5% of Net Assets
	Australia — 2.1%
$560,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	$511,241
280,000	Glencore Funding LLC, 2.625%, 9/23/2031(a)	251,460
215,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	221,512
290,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	301,406
270,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	285,147
840,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	925,676
3,390,000	Queensland Treasury Corp., 1.750%, 7/20/2034, (AUD)	1,750,026
4,200,000	Queensland Treasury Corp., 2.750%, 8/20/2027, (AUD)	2,734,507
		6,980,975
	Belgium — 0.3%
360,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.700%, 2/01/2036	355,429
250,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	234,207
210,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/2039	270,994
		860,630
	Brazil — 3.1%
4,600(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2029, (BRL)	794,723
54,617(b )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	8,983,225
565,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	585,340
		10,363,288
	Canada — 4.7%
2,065,000	Bank of Nova Scotia, EMTN, 3.250%, 1/18/2028, (EUR)	2,473,130
2,645,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	1,905,134
2,930,000	Canada Government Bonds, 3.250%, 6/01/2035, (CAD)	2,118,329
190,000	Canadian Natural Resources Ltd., 5.400%, 12/15/2034(a)	193,505
135,000	Canadian Natural Resources Ltd., 6.250%, 3/15/2038	144,091
5,245,000	Province of Ontario, 1.900%, 12/02/2051, (CAD)	2,304,152
4,980,000	Province of Quebec, EMTN, Zero Coupon, 10/29/2030, (EUR)	5,103,866
1,260,000	Toronto-Dominion Bank, EMTN, 3.715%, 3/13/2030, (EUR)	1,543,196
		15,785,403
Principal Amount(‡)	Description	Value (†)
	Cayman Islands — 0.2%
$538,625	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	$544,230
	China — 6.3%
41,870,000	China Development Bank, 3.120%, 9/13/2031, (CNY)	6,254,607
5,350,000	China Development Bank, 3.300%, 3/03/2026, (CNY)	756,199
13,480,000	China Government Bonds, 1.430%, 1/25/2030, (CNY)	1,876,305
25,120,000	China Government Bonds, 1.920%, 1/15/2055, (CNY)	3,261,439
41,460,000	China Government Bonds, 2.270%, 5/25/2034, (CNY)	6,009,928
2,800,000	China Government Bonds, 2.370%, 1/15/2029, (CNY)	403,114
2,400,000	China Government Bonds, 2.500%, 7/25/2027, (CNY)	342,322
3,000,000	China Government Bonds, 2.550%, 10/15/2028, (CNY)	433,864
11,630,000	China Government Bonds, 3.270%, 11/19/2030, (CNY)	1,772,791
		21,110,569
	Colombia — 0.4%
1,300,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,365,325
	Denmark — 0.5%
450,000	Danske Bank AS, EMTN, (fixed rate to 1/09/2031, variable rate thereafter), 3.875%, 1/09/2032, (EUR)	545,504
350,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	351,830
760,000	Danske Bank AS, EMTN, (fixed rate to 6/21/2029, variable rate thereafter), 4.750%, 6/21/2030, (EUR)	948,936
		1,846,270
	France — 5.8%
535,000	AXA SA, EMTN, (fixed rate to 1/24/2035, variable rate thereafter), 4.375%, 7/24/2055, (EUR)	641,379
2,115,000	BNP Paribas SA, (fixed rate to 11/19/2029, variable rate thereafter), 5.283%, 11/19/2030(a)	2,172,447
395,000	BNP Paribas SA, (fixed rate to 1/13/2032, variable rate thereafter), 5.786%, 1/13/2033(a)	414,562
405,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(a)	425,791
1,050,000	Electricite de France SA, EMTN, 5.125%, 9/22/2050, (GBP)	1,118,487
1,055,000	French Republic Government Bonds OAT, 0.500%, 6/25/2044, (EUR)	670,070
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	France — continued
2,145,000	French Republic Government Bonds OAT, 2.750%, 2/25/2030, (EUR)	$2,529,082
8,470,000	French Republic Government Bonds OAT, 3.200%, 5/25/2035, (EUR)	9,730,249
1,555,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	1,633,775
200,000	Societe Generale SA, (fixed rate to 1/10/2033, variable rate thereafter), 6.691%, 1/10/2034(a)	217,844
		19,553,686
	Germany — 4.2%
500,000	Allianz SE, (fixed rate to 1/25/2033, variable rate thereafter), 5.824%, 7/25/2053, (EUR)	662,716
955,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	1,127,643
8,180,000	Bundesrepublik Deutschland Bundesanleihe, Zero Coupon, 8/15/2052, (EUR)	4,071,887
675,000	Bundesrepublik Deutschland Bundesanleihe, 2.500%, 7/04/2044, (EUR)	720,573
420,000	Bundesschatzanweisungen, 1.700%, 6/10/2027, (EUR)	490,573
600,000	Commerzbank AG, EMTN, (fixed rate to 6/06/2033, variable rate thereafter), 3.750%, 6/06/2034, (EUR)	710,418
900,000	Deutsche Bank AG, EMTN, (fixed rate to 7/12/2034, variable rate thereafter), 4.500%, 7/12/2035, (EUR)	1,114,922
725,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	731,856
255,000	Deutsche Bank AG, (fixed rate to 9/11/2029, variable rate thereafter), 4.999%, 9/11/2030	258,652
355,000	Deutsche Bank AG, (fixed rate to 11/20/2028, variable rate thereafter), 6.819%, 11/20/2029	379,729
1,525,000	Kreditanstalt fuer Wiederaufbau, EMTN, 2.875%, 12/28/2029, (EUR)	1,822,924
370,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	364,957
1,630,000	RWE Finance U.S. LLC, 5.875%, 4/16/2034(a)	1,712,390
		14,169,240
	Hungary — 0.2%
283,000,000	Hungary Government Bonds, 3.000%, 8/21/2030, (HUF)	733,546
	Indonesia — 0.4%
21,356,000,000	Indonesia Treasury Bonds, 6.500%, 2/15/2031, (IDR)	1,333,529
Principal Amount(‡)	Description	Value (†)
	Ireland — 2.2%
$470,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.950%, 9/10/2034	$467,841
1,360,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	1,430,700
610,000	APL Finance DAC, Series 2025-1A, Class A, 5.390%, 3/20/2036(a)	609,994
1,310,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	1,315,811
3,145,000	Ireland Government Bonds, 1.000%, 5/15/2026, (EUR)	3,667,857
		7,492,203
	Israel — 0.5%
1,875,000	Israel Government Bonds - Fixed, 1.000%, 3/31/2030, (ILS)	498,914
905,000	Teva Pharmaceutical Finance Netherlands II BV, 4.125%, 6/01/2031, (EUR)	1,074,317
		1,573,231
	Italy — 2.5%
730,000	Enel Finance International NV, 6.000%, 10/07/2039(a)	764,094
1,130,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(a)	1,243,814
200,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	227,792
5,025,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	5,974,176
370,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(a)	340,931
		8,550,807
	Japan — 7.2%
470,550,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	3,060,826
810,650,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	3,983,716
513,900,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	3,295,097
953,200,000	Japan Government Twenty Year Bonds, 1.600%, 3/20/2044, (JPY)	5,589,064
1,228,300,000	Japan Government Two Year Bonds, 0.800%, 6/01/2027, (JPY)	8,291,658
		24,220,361
	Korea — 1.2%
375,000,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	268,521
5,233,300,000	Korea Treasury Bonds, 3.500%, 6/10/2034, (KRW)	3,880,823
		4,149,344
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	Kuwait — 0.4%
$1,185,000	Kuwait International Bonds, 4.652%, 10/09/2035	$1,185,000
	Luxembourg — 0.5%
1,390,000	CBRE Open-Ended Funds SCA SICAV-SIF, EMTN, 4.750%, 3/27/2034, (EUR)	1,721,770
	Malaysia — 0.4%
6,055,000	Malaysia Government Bonds, 3.906%, 7/15/2026, (MYR)	1,451,008
	Mexico — 2.2%
849,320(c )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	4,704,454
1,450,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,259,325
1,485,000	Mexico Government International Bonds, 5.375%, 3/22/2033	1,480,545
		7,444,324
	Netherlands — 0.3%
885,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.250%, 8/19/2035	894,035
	New Zealand — 1.1%
5,760,000	New Zealand Government Bonds, 3.500%, 4/14/2033, (NZD)	3,243,829
665,000	New Zealand Government Bonds, 4.500%, 4/15/2027, (NZD)	395,812
		3,639,641
	Norway — 1.5%
995,000	Aker BP ASA, 4.000%, 1/15/2031(a)	958,910
365,000	Aker BP ASA, 5.125%, 10/01/2034(a)	358,788
150,000	Aker BP ASA, 6.000%, 6/13/2033(a)	157,393
3,340,000	SpareBank 1 Boligkreditt AS, EMTN, 0.050%, 11/03/2028, (EUR)	3,648,082
		5,123,173
	Singapore — 0.3%
1,080,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	840,937
	South Africa — 1.6%
400,000	Anglo American Capital PLC, 2.875%, 3/17/2031(a)	366,648
440,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	459,245
57,840,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	3,285,100
1,225,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	1,277,078
		5,388,071
	Spain — 4.8%
1,365,000	Autonomous Community of Madrid, 2.398%, 6/02/2031, (EUR)	1,557,667
Principal Amount(‡)	Description	Value (†)
	Spain — continued
$485,000	CaixaBank SA, (fixed rate to 6/15/2034, variable rate thereafter), 6.037%, 6/15/2035(a)	$515,337
1,790,000	CaixaBank SA, (fixed rate to 1/18/2028, variable rate thereafter), 6.208%, 1/18/2029(a)	1,861,614
1,725,000	Spain Government Bonds, 1.300%, 10/31/2026, (EUR)	2,008,495
7,565,000	Spain Government Bonds, 3.150%, 4/30/2035, (EUR)	8,847,321
1,240,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	1,511,403
		16,301,837
	Supranationals — 1.9%
4,750,000	European Union, 1.000%, 7/06/2032, (EUR)	4,977,632
1,965,000	Inter-American Development Bank, Series 112, 4.400%, 1/26/2026, (CAD)	1,420,357
		6,397,989
	Sweden — 1.3%
1,395,000	Swedbank AB, 5.083%, 5/21/2030(a)	1,432,578
31,975,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,023,775
		4,456,353
	Switzerland — 0.9%
1,425,000	UBS Group AG, (fixed rate to 4/02/2031, variable rate thereafter), 2.875%, 4/02/2032, (EUR)	1,640,855
715,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	661,637
225,000	UBS Group AG, (fixed rate to 3/23/2036, variable rate thereafter), 5.010%, 3/23/2037(a)	223,915
365,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 1/19/2031, variable rate thereafter), 3.000%, 4/19/2051	330,151
195,000	Zurich Finance Ireland Designated Activity Co., EMTN, (fixed rate to 8/23/2032, variable rate thereafter), 5.125%, 11/23/2052, (GBP)	257,552
		3,114,110
	Thailand — 0.4%
40,910,000	Thailand Government Bonds, 1.600%, 12/17/2029, (THB)	1,281,264
	United Kingdom — 4.6%
1,055,000	Channel Link Enterprises Finance PLC, Series A8, (fixed rate to 6/20/2027, variable rate thereafter), 2.706%, 6/30/2050, (EUR)	1,223,327
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United Kingdom — continued
885,000	National Grid Electricity Distribution South Wales PLC, EMTN, 1.625%, 10/07/2035, (GBP)	$826,655
150,000	National Grid Electricity Distribution South Wales PLC, EMTN, 5.350%, 7/10/2039, (GBP)	189,351
630,000	National Grid Electricity Transmission PLC, EMTN, 2.750%, 2/06/2035, (GBP)	674,019
625,000	NatWest Group PLC, (fixed rate to 5/23/2030, variable rate thereafter), 5.115%, 5/23/2031	640,866
965,000	NatWest Group PLC, (fixed rate to 3/01/2034, variable rate thereafter), 5.778%, 3/01/2035	1,017,626
985,000	Severn Trent Utilities Finance PLC, EMTN, 4.000%, 3/05/2034, (EUR)	1,187,206
240,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	323,232
3,675,000	U.K. Gilts, 4.375%, 3/07/2030, (GBP)	4,988,898
2,690,000	U.K. Gilts, 4.375%, 7/31/2054, (GBP)	3,026,848
1,080,000	United Utilities Water Finance PLC, EMTN, 3.750%, 5/23/2034, (EUR)	1,271,103
		15,369,131
	United States — 32.5%
1,324,819	AASET Trust, Series 2021-2A, Class A, 2.798%, 1/15/2047(a)	1,248,355
290,000,000	Aflac, Inc., 0.932%, 1/25/2027, (JPY)	1,950,139
390,000,000	Aflac, Inc., (fixed rate to 10/23/2027, variable rate thereafter), 2.108%, 10/23/2047, (JPY)	2,622,469
346,307	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	354,934
235,000	Amkor Technology, Inc., 5.875%, 10/01/2033(a)	237,393
4,125,000	AT&T, Inc., 2.250%, 2/01/2032	3,611,267
140,000	AT&T, Inc., 3.650%, 6/01/2051	101,238
495,000	AT&T, Inc., 4.500%, 5/15/2035	478,285
700,000	AT&T, Inc., 5.400%, 2/15/2034	727,541
380,000	AT&T, Inc., 6.050%, 8/15/2056	393,879
290,313	ATLX Trust, Series 2024-RPL2, Class A1, 3.850%, 4/25/2063(a)(d)	279,834
495,000	Autodesk, Inc., 5.300%, 6/15/2035	508,692
815,000	Boeing Co., 3.750%, 2/01/2050	601,576
1,065,000	Boeing Co., 5.805%, 5/01/2050	1,064,003
90,000	Boeing Co., 6.528%, 5/01/2034	99,492
479,000	Broadcom, Inc., 3.187%, 11/15/2036(a)	408,768
410,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	379,445
1,000,000	Broadcom, Inc., 4.800%, 10/15/2034	1,006,994
270,000	Broadcom, Inc., 4.800%, 2/15/2036	269,176
1,450,000	Broadcom, Inc., 5.200%, 4/15/2032	1,509,687
125,000	CF Industries, Inc., 4.950%, 6/01/2043	114,982
170,000	CF Industries, Inc., 5.150%, 3/15/2034	171,557
120,000	CF Industries, Inc., 5.375%, 3/15/2044	115,708
Principal Amount(‡)	Description	Value (†)
	United States — continued
$165,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	$108,852
465,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.900%, 6/01/2052	314,941
205,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.800%, 3/01/2050	162,366
110,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	113,923
985,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,009,143
310,000	Comcast Corp., 2.937%, 11/01/2056	183,957
325,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	331,732
525,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	532,071
1,065,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	928,050
315,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	324,839
1,305,000	CVS Health Corp., 4.780%, 3/25/2038	1,223,095
530,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	542,725
1,425,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	1,429,942
390,000	Diamondback Energy, Inc., 5.400%, 4/18/2034	398,144
325,000	Diamondback Energy, Inc., 5.550%, 4/01/2035	333,644
185,000	Diamondback Energy, Inc., 6.250%, 3/15/2033	199,321
1,185,000	Digital Dutch Finco BV, 1.000%, 1/15/2032, (EUR)	1,196,260
865,000	Energy Transfer LP, 5.300%, 4/15/2047	781,248
415,000	Energy Transfer LP, 5.950%, 5/15/2054	401,898
623,426	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	582,585
1,197,435	Federal Home Loan Mortgage Corp., 2.500%, 12/01/2051	1,009,728
198,776	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	197,233
1,403,102	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2040	1,434,066
1,145,679	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	1,158,029
783,592	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2055	810,306
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$3,889,574	Federal National Mortgage Association, 2.000%, 11/01/2051	$3,153,185
570,388	Federal National Mortgage Association, 2.000%, 11/01/2051	459,914
1,324,630	Federal National Mortgage Association, 2.000%, 3/01/2052	1,073,379
3,891,640	Federal National Mortgage Association, 2.500%, 5/01/2052	3,284,027
188,630	Federal National Mortgage Association, 3.000%, 11/01/2046	170,466
2,416,074	Federal National Mortgage Association, 3.000%, 11/01/2051	2,123,224
551,486	Federal National Mortgage Association, 3.500%, 6/01/2045	519,413
230,128	Federal National Mortgage Association, 3.500%, 9/01/2047	213,085
1,548,044	Federal National Mortgage Association, 3.500%, 5/01/2052	1,419,189
165,386	Federal National Mortgage Association, 4.000%, 8/01/2048	157,492
1,618,001	Federal National Mortgage Association, 4.000%, 3/01/2049	1,545,824
215,452	Federal National Mortgage Association, 4.000%, 4/01/2054	203,125
304,433	Federal National Mortgage Association, 4.500%, 11/01/2043	303,665
50,816	Federal National Mortgage Association, 4.500%, 7/01/2046	50,324
321,338	Federal National Mortgage Association, 4.500%, 3/01/2047	318,223
1,014,354	Federal National Mortgage Association, 4.500%, 9/01/2052	989,273
2,086,961	Federal National Mortgage Association, 5.000%, 8/01/2052	2,083,551
2,199,863	Federal National Mortgage Association, 6.000%, 7/01/2054	2,255,097
182,745	Federal National Mortgage Association, 6.500%, 11/01/2053	188,908
210,973	Federal National Mortgage Association, 6.500%, 1/01/2055	218,095
840,000	Ford Auto Securitization Trust II, Series 2025-AA, Class A2, 3.280%, 11/15/2029, (CAD)(a)	607,077
250,000	Foundry JV Holdco LLC, 5.900%, 1/25/2033(a)	263,621
200,000	Foundry JV Holdco LLC, 6.150%, 1/25/2032(a)	213,767
220,000	Foundry JV Holdco LLC, 6.200%, 1/25/2037(a)	234,672
200,000	Foundry JV Holdco LLC, 6.250%, 1/25/2035(a)	214,083
505,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	499,234
260,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	266,474
Principal Amount(‡)	Description	Value (†)
	United States — continued
$145,000	General Motors Financial Co., Inc., 6.150%, 7/15/2035	$151,641
205,000	Goldman Sachs Group, Inc., (fixed rate to 1/28/2035, variable rate thereafter), 5.536%, 1/28/2036	213,988
81,170	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	82,806
820,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(d)	818,528
3,780,000	HCA, Inc., 2.375%, 7/15/2031	3,353,333
85,000	HCA, Inc., 3.500%, 7/15/2051	58,150
190,000	HCA, Inc., 3.625%, 3/15/2032	178,249
165,000	HCA, Inc., 5.450%, 9/15/2034	169,255
580,000	HCA, Inc., 5.500%, 6/01/2033	602,585
1,325,000	JBS USA Holding Lux SARL/JBS USA Foods Group Holdings, Inc./JBS USA Food Co., 5.500%, 1/15/2036(a)	1,353,103
1,130,000	Kroger Co., 5.000%, 9/15/2034	1,139,593
275,000	Kroger Co., 5.500%, 9/15/2054	268,032
1,455,000	Micron Technology, Inc., 5.300%, 1/15/2031	1,505,626
1,140,000	Micron Technology, Inc., 5.800%, 1/15/2035	1,199,323
1,726,057	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(d)	1,637,162
210,000	ONEOK, Inc., 4.750%, 10/15/2031	210,067
130,000	ONEOK, Inc., 5.050%, 11/01/2034	128,203
740,000	Oracle Corp., 5.550%, 2/06/2053	700,206
385,000	Ovintiv, Inc., 6.500%, 2/01/2038	404,595
145,000	Ovintiv, Inc., 6.625%, 8/15/2037	153,644
517,000	Ovintiv, Inc., 7.375%, 11/01/2031	575,968
600,000	Paramount Global, 5.850%, 9/01/2043	548,007
896,133	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(d)	897,096
530,000,000	Prologis Yen Finance LLC, 0.972%, 9/25/2028, (JPY)	3,475,812
413,685	PRPM LLC, Series 2024-7, Class A1, 5.870%, 11/25/2029(a)(d)	413,819
645,000	QTS Issuer ABS II LLC, Series 2025-1A, Class A2, 5.044%, 10/05/2055(a)	642,821
650,040	RCO X Mortgage LLC, Series 2025-1, Class A1, 5.875%, 1/25/2030(a)(d)	650,597
40,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	37,354
275,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	251,153
1,150,000	SM Energy Co., 7.000%, 8/01/2032(a)	1,150,887
625,000	T-Mobile USA, Inc., 3.300%, 2/15/2051	425,989
840,000	T-Mobile USA, Inc., 4.375%, 4/15/2040	758,469
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Principal Amount(‡)	Description	Value (†)
	United States — continued
$260,000	T-Mobile USA, Inc., 4.700%, 1/15/2035	$255,346
2,355,000	T-Mobile USA, Inc., 5.050%, 7/15/2033	2,405,545
500,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	512,224
4,140,000	U.S. Treasury Bonds, 2.875%, 5/15/2043(e)	3,243,431
4,220,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	3,284,017
495,000	U.S. Treasury Notes, 3.875%, 5/31/2027	496,721
895,000	U.S. Treasury Notes, 4.250%, 5/15/2035	903,251
9,500,000	U.S. Treasury Notes, 4.625%, 2/15/2035	9,872,578
435,000	Uber Technologies, Inc., 4.800%, 9/15/2034	435,816
457,778	United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.650%, 7/07/2027	455,324
584,740	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	584,102
685,000	UnitedHealth Group, Inc., 4.500%, 4/15/2033	677,765
480,000	UnitedHealth Group, Inc., 5.000%, 4/15/2034	487,524
200,000	UnitedHealth Group, Inc., 5.050%, 4/15/2053	183,257
545,000	UnitedHealth Group, Inc., 5.150%, 7/15/2034	559,364
400,000	UnitedHealth Group, Inc., 5.375%, 4/15/2054	384,149
215,000	UnitedHealth Group, Inc., 5.625%, 7/15/2054	213,836
217,143	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(d)	217,607
443,541	VCAT LLC, Series 2025-NPL3, Class A1, 5.889%, 2/25/2055(a)(d)	444,007
740,000	Verizon Communications, Inc., 2.355%, 3/15/2032	648,936
350,000	Verizon Communications, Inc., 2.850%, 9/03/2041	254,938
425,000	Verizon Communications, Inc., 3.550%, 3/22/2051	311,610
694,801	VOLT CII LLC, Series 2021-NP11, Class A1, 5.868%, 8/25/2051(a)(d)	694,601
56,142	VOLT XCVII LLC, Series 2021-NPL6, Class A1, 6.240%, 4/25/2051(a)(d)	56,133
360,000	Wells Fargo & Co., (fixed rate to 12/03/2034, variable rate thereafter), 5.211%, 12/03/2035	367,827
Principal Amount(‡)	Description	Value (†)
	United States — continued
$330,000	Wells Fargo & Co., MTN, (fixed rate to 7/25/2033, variable rate thereafter), 5.557%, 7/25/2034	$346,632
155,000	Western Digital Corp., 3.100%, 2/01/2032	140,187
		109,584,688
	Total Bonds and Notes (Identified Cost $328,738,763)	324,825,968

Short-Term Investments — 1.8%
6,183,886	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $6,184,341 on 10/01/2025 collateralized by $7,090,900 U.S. Treasury Note, 1.875% due 2/15/2032 valued at $6,307,591 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $6,183,886)	6,183,886
	Total Investments — 98.3% (Identified Cost $334,922,649)	331,009,854
	Other assets less liabilities — 1.7%	5,722,707
	Net Assets — 100.0%	$336,732,561

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2025, the value of Rule 144A holdings
amounted to $43,002,874 or 12.8% of net assets.

(b)	Amount shown represents units. One unit represents a principal amount of 1,000.
(c)	Amount shown represents units. One unit represents a principal amount of 100.
(d)
Variable rate security. Rate as of September 30, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

EMTN	Euro Medium Term Note
MTN	Medium Term Note

AUD	Australian Dollar
BRL	Brazilian Real
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
ZAR	South African Rand
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/02/2025	BRL	B	8,906,000	$1,639,996	$1,649,503	$9,507
Bank of America N.A.	12/02/2025	BRL	S	43,536,000	7,847,859	8,063,416	(215,557)
Bank of America N.A.	12/17/2025	EUR	B	3,116,000	3,664,883	3,674,383	9,500
Bank of America N.A.	12/17/2025	JPY	B	527,324,000	3,608,496	3,593,176	(15,320)
BNP Paribas SA	12/17/2025	CNH	B	47,743,000	6,754,447	6,729,709	(24,738)
Citibank N.A.	12/17/2025	ZAR	S	56,660,000	3,164,055	3,263,070	(99,015)
Deutsche Bank AG	12/17/2025	KRW	S	725,059,000	525,405	518,737	6,668
Goldman Sachs Bank USA	12/17/2025	MXN	S	69,417,000	3,683,713	3,759,914	(76,201)
HSBC Bank USA N.A.	12/17/2025	CZK	B	11,272,000	544,712	544,624	(88)
Morgan Stanley Capital Services LLC	12/17/2025	AUD	B	2,499,000	1,660,301	1,655,079	(5,222)
Morgan Stanley Capital Services LLC	12/17/2025	AUD	B	2,548,000	1,668,858	1,687,530	18,672
Morgan Stanley Capital Services LLC	12/17/2025	GBP	B	895,000	1,212,536	1,203,807	(8,729)
Morgan Stanley Capital Services LLC	12/17/2025	GBP	S	895,000	1,197,147	1,203,806	(6,659)
Royal Bank of Canada	12/17/2025	GBP	S	1,593,000	2,129,341	2,142,642	(13,301)
UBS AG	12/17/2025	CHF	B	1,707,000	2,173,581	2,163,451	(10,130)
UBS AG	12/17/2025	NZD	S	5,564,000	3,317,674	3,235,143	82,531
Total							$(348,082)
At September 30, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	12/17/2025	EUR	646,912	PLN	2,770,000	$761,150	$(1,688)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	76	$15,830,065	$15,838,281	$8,216
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	38	4,144,327	4,149,422	5,095
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	77	9,006,753	9,244,812	238,059
Eurex 5 Year Euro BOBL Futures	12/08/2025	28	3,869,903	3,872,817	2,914
Long Gilt Futures	12/29/2025	10	1,215,536	1,221,707	6,171
Total					$260,455
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2025	3	$342,462	$349,781	$(7,319)
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Bond Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Eurex 10 Year Euro BUND Futures	12/08/2025	67	$10,050,482	$10,113,495	$(63,013)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	184	20,944,697	21,174,375	(229,678)
Total					$(300,010)
Currency Exposure Summary at September 30, 2025
United States Dollar	41.6%
Euro	23.2
Japanese Yen	9.6
Yuan Renminbi	6.3
British Pound	3.4
Brazilian Real	2.9
Canadian Dollar	2.5
Other, less than 2% each	8.8
Total Investments	98.3
Other assets less liabilities (including forward foreign currency and futures contracts)	1.7
Net Assets	100.0%
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Inflation Protected Securities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.7% of Net Assets
	Aerospace & Defense — 0.1%
$70,000	General Dynamics Corp., 4.950%, 8/15/2035	$71,307
	Airlines — 0.1%
70,000	Delta Air Lines, Inc., 5.250%, 7/10/2030	71,414
	Automotive — 0.3%
90,000	Magna International, Inc., 5.875%, 6/01/2035	94,982
205,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	204,946
		299,928
	Banking — 5.3%
600,000	Banco Bilbao Vizcaya Argentaria SA, (fixed rate to 1/14/2032, variable rate thereafter), 7.750%(b)	636,290
200,000	Banco Santander SA, (fixed rate to 11/07/2026, variable rate thereafter), 6.527%, 11/07/2027	204,902
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (fixed rate to 2/11/2030, variable rate thereafter), 7.625%, 2/11/2035(a)	210,400
250,000	Citibank NA, 4.914%, 5/29/2030	256,858
150,000	Citigroup, Inc., (fixed rate to 9/11/2035, variable rate thereafter), 5.174%, 9/11/2036	151,522
270,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	284,587
240,000	JPMorgan Chase & Co., (fixed rate to 7/23/2035, variable rate thereafter), 5.576%, 7/23/2036	248,804
250,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(b)	258,783
310,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2035, variable rate thereafter), 6.068%, 6/13/2036	325,408
260,000	Morgan Stanley, (fixed rate to 7/19/2034, variable rate thereafter), 5.320%, 7/19/2035	268,281
110,000	Morgan Stanley, (fixed rate to 4/19/2034, variable rate thereafter), 5.831%, 4/19/2035	117,265
250,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	253,733
300,000	NatWest Group PLC, (fixed rate to 11/10/2033, variable rate thereafter), 8.125%(b)	337,726
445,000	Nordea Bank Abp, (fixed rate to 11/10/2033, variable rate thereafter), 6.750%(a)(b)	451,450
335,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	334,132
Principal Amount	Description	Value (†)
	Banking — continued
$445,000	Standard Chartered PLC, (fixed rate to 8/12/2035, variable rate thereafter), 5.400%, 8/12/2036(a)	$451,537
435,000	UBS Group AG, (fixed rate to 2/10/2030, variable rate thereafter), 7.000%(a)(b)	445,766
		5,237,444
	Brokerage — 0.5%
300,000	Citadel Securities Global Holdings LLC, 6.200%, 6/18/2035(a)	315,143
170,000	Marex Group PLC, 6.404%, 11/04/2029	175,291
		490,434
	Cable Satellite — 0.5%
480,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.850%, 12/01/2035	484,585
	Chemicals — 0.5%
490,000	Dow Chemical Co., 5.650%, 3/15/2036	492,441
	Construction Machinery — 0.6%
210,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	220,032
225,000	Caterpillar, Inc., 5.200%, 5/15/2035	232,787
115,000	Deere & Co., 5.700%, 1/19/2055	120,954
		573,773
	Consumer Cyclical Services — 0.0%
45,000	Rollins, Inc., 5.250%, 2/24/2035	45,793
	Electric — 1.0%
110,000	DTE Electric Co., 5.250%, 5/15/2035	113,180
10,000	Edison International, 6.250%, 3/15/2030	10,398
60,000	Oncor Electric Delivery Co. LLC, 5.350%, 4/01/2035(a)	62,058
300,000	Pacific Gas & Electric Co., 6.000%, 8/15/2035	313,974
60,000	PPL Capital Funding, Inc., 5.250%, 9/01/2034	61,365
490,000	Virginia Electric & Power Co., Series C, 4.900%, 9/15/2035	487,436
		1,048,411
	Finance Companies — 1.3%
175,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.375%, 12/15/2031	180,992
135,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	134,213
365,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	364,754
495,000	HPS Corporate Lending Fund, 5.850%, 6/05/2030(a)	503,805
160,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030(a)	163,459
		1,347,223
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Inflation Protected Securities Fund (continued)
Principal Amount	Description	Value (†)
	Food & Beverage — 0.1%
$100,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.950%, 4/20/2035(a)	$105,050
	Gaming — 0.2%
200,000	Flutter Treasury DAC, 5.875%, 6/04/2031(a)	203,004
	Government Owned - No Guarantee — 0.2%
250,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	255,646
	Government Sponsored — 0.5%
490,000	Petrobras Global Finance BV, 6.250%, 1/10/2036	483,557
	Health Insurance — 0.1%
90,000	Elevance Health, Inc., 5.200%, 2/15/2035	91,726
	Home Construction — 0.2%
160,000	Toll Brothers Finance Corp., 5.600%, 6/15/2035	163,912
	Leisure — 0.3%
345,000	Carnival Corp., 5.125%, 5/01/2029(a)	345,000
	Life Insurance — 0.3%
250,000	Athene Holding Ltd., (fixed rate to 3/28/2035, variable rate thereafter), 6.875%, 6/28/2055	256,069
95,000	F&G Global Funding, 4.650%, 9/08/2028(a)	95,336
		351,405
	Lodging — 0.1%
100,000	Hyatt Hotels Corp., 5.750%, 3/30/2032	104,292
	Midstream — 1.1%
165,000	Energy Transfer LP, 5.700%, 4/01/2035	170,376
480,000	Energy Transfer LP, (fixed rate to 11/15/2030, variable rate thereafter), 6.500%, 2/15/2056	477,750
290,000	Enterprise Products Operating LLC, 5.550%, 2/16/2055	286,633
125,000	Florida Gas Transmission Co. LLC, 5.750%, 7/15/2035(a)	129,623
		1,064,382
	Oil Field Services — 0.1%
143,000	Transocean International Ltd., 7.875%, 10/15/2032(a)	143,000
	Pharmaceuticals — 0.8%
125,000	Biogen, Inc., 5.050%, 1/15/2031	128,506
490,000	Merck & Co., Inc., 4.950%, 9/15/2035	495,599
150,000	Zoetis, Inc., 5.000%, 8/17/2035	151,497
		775,602
Principal Amount	Description	Value (†)
	Sovereigns — 0.2%
$200,000	Abu Dhabi Government International Bonds, 3.875%, 4/16/2050(a)	$163,992
	Technology — 1.1%
250,000	Micron Technology, Inc., 5.300%, 1/15/2031	258,699
170,000	Micron Technology, Inc., 6.050%, 11/01/2035	181,634
75,000	NetApp, Inc., 5.700%, 3/17/2035	78,400
480,000	Roper Technologies, Inc., 5.100%, 9/15/2035	483,873
65,000	Synopsys, Inc., 5.150%, 4/01/2035	66,122
		1,068,728
	Transportation Services — 0.1%
80,000	United Parcel Service, Inc., 5.250%, 5/14/2035	82,780
	Treasuries — 83.1%
10,931,289	U.S. Treasury Inflation-Indexed Bonds, 0.250%, 2/15/2050(c)	6,459,545
7,076,471	U.S. Treasury Inflation-Indexed Bonds, 0.750%, 2/15/2042(c)	5,607,851
6,566,314	U.S. Treasury Inflation-Indexed Notes, 0.125%, 4/15/2027(c)	6,475,340
11,112,441	U.S. Treasury Inflation-Indexed Notes, 0.625%, 7/15/2032(c)	10,516,614
36,319,895	U.S. Treasury Inflation-Indexed Notes, 0.875%, 1/15/2029(c)	36,041,539
14,587,290	U.S. Treasury Inflation-Indexed Notes, 1.875%, 7/15/2035(c)	14,705,392
3,000,000	U.S. Treasury Notes, 3.875%, 7/31/2027	3,012,305
		82,818,586
	Total Bonds and Notes (Identified Cost $104,035,590)	98,383,415

See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Inflation Protected Securities Fund (continued)
Principal Amount	Description	Value (†)

Short-Term Investments — 1.4%
$1,362,899	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $1,362,999 on 10/01/2025 collateralized by $1,375,400 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $1,390,300 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $1,362,899)	$1,362,899
	Total Investments — 100.1% (Identified Cost $105,398,489)	99,746,314
	Other assets less liabilities — (0.1)%	(130,813)
	Net Assets — 100.0%	$99,615,501

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $5,168,133 or 5.2% of net
assets.

(b)	Perpetual bond with no specified maturity date.
(c)	Treasury Inflation Protected Security (TIPS).
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 78.0% of Net Assets

Non-Convertible Bonds — 76.8%
	ABS Other — 0.0%
$75,093	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class D, 3.170%, 11/20/2037(a)	$74,575
	Aerospace & Defense — 1.3%
520,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	534,054
230,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	236,738
645,000	TransDigm, Inc., 4.625%, 1/15/2029	632,083
680,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	699,325
160,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	161,799
1,110,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	1,132,466
		3,396,465
	Automotive — 1.2%
1,315,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(b)	1,302,984
200,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	188,417
520,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	507,457
680,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	688,425
325,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	311,157
280,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	277,276
		3,275,716
	Banking — 0.8%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	338,908
1,715,000	Synchrony Financial, 7.250%, 2/02/2033	1,830,067
		2,168,975
	Brokerage — 1.2%
650,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	675,112
155,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	162,578
1,415,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,461,463
1,020,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,057,125
		3,356,278
	Building Materials — 1.7%
1,590,000	AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/2033(a)	1,654,854
Principal Amount (‡)	Description	Value (†)

	Building Materials — continued
$2,030,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(a)	$2,119,589
890,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	921,901
		4,696,344
	Cable Satellite — 9.3%
3,430,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	3,291,315
775,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	767,537
800,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	794,665
795,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.375%, 9/01/2029(a)	805,920
400,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	257,978
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	130,055
420,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	368,208
5,100,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	1,941,979
425,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	314,107
3,075,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,846,706
1,645,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,631,363
70,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	69,140
2,300,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,296,624
2,285,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,245,228
235,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	225,280
2,090,000	DISH DBS Corp., 7.750%, 7/01/2026	2,070,043
305,000	DISH Network Corp., 11.750%, 11/15/2027(a)	322,768
4,384,111	EchoStar Corp., 10.750%, 11/30/2029	4,823,267
		25,202,183
	Chemicals — 2.8%
730,000	Ashland, Inc., 3.375%, 9/01/2031(a)	646,614
530,000	Chemours Co., 4.625%, 11/15/2029(a)	478,832
1,925,000	Chemours Co., 5.750%, 11/15/2028(a)	1,877,596
3,798,000	Hercules LLC, 6.500%, 6/30/2029	3,812,546
880,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	882,908
		7,698,496
	Construction Machinery — 0.9%
460,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	477,857
475,000	Herc Holdings, Inc., 7.250%, 6/15/2033(a)	496,285
100,000	United Rentals North America, Inc., 3.750%, 1/15/2032	92,638
1,485,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,404,840
45,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	46,792
		2,518,412
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Consumer Cyclical Services — 0.4%
$1,060,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	$991,454
65,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	67,140
		1,058,594
	Consumer Products — 0.8%
935,000	Newell Brands, Inc., 8.500%, 6/01/2028(a)	988,983
605,000	Whirlpool Corp., 6.125%, 6/15/2030	609,739
655,000	Whirlpool Corp., 6.500%, 6/15/2033	653,651
		2,252,373
	Diversified Manufacturing — 1.3%
795,000	Esab Corp., 6.250%, 4/15/2029(a)	816,706
1,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	1,279,981
1,255,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	1,286,256
		3,382,943
	Electric — 0.3%
399,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	398,593
505,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	512,863
		911,456
	Environmental — 0.4%
40,000	Clean Harbors, Inc., 4.875%, 7/15/2027(a)	39,966
130,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	128,920
475,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	486,416
275,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	268,293
130,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	136,035
		1,059,630
	Finance Companies — 2.3%
770,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 6.329%, 1/15/2067(a)(c)	520,366
1,560,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,624,414
980,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,031,341
280,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	288,449
260,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	272,519
1,170,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,244,356
1,065,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,120,567
90,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	91,125
		6,193,137
	Financial Other — 0.4%
134,077	Add Hero Holdings Ltd., Series IAI, 8.500% PIK and/or 7.500% Cash, 9/30/2029(d)	7,874
108,933	Add Hero Holdings Ltd., Series IAI, 9.000% PIK and/or 8.000% Cash, 9/30/2030(d)	2,315
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$143,247	Add Hero Holdings Ltd., Series IAI, 9.800% PIK and/or 8.800% Cash, 9/30/2031(d)	$2,328
200,000	Agile Group Holdings Ltd., 5.500%, 4/21/2025(e)	11,408
400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(e)	22,756
645,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	656,352
200,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(e)	5,334
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(e)	7,000
280,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(e)	8,498
535,665	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	16,070
283,247	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(f)	8,497
62,868	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,554
78,472	China Aoyuan Group Ltd., Series IAI, 5.500% PIK and/or 0.000% Cash, 9/30/2031(d)	921
197,246	China Aoyuan Group Ltd., Series IAI, Zero Coupon(b)(c)	1,101
405,000	China Evergrande Group, 8.750%, 6/28/2025(e)	5,569
200,000	China Evergrande Group, 9.500%, 4/11/2022(e)	2,750
700,000	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(e)	17,899
200,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(e)	3,326
170,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	167,101
112,307	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(d)	2,387
187,178	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(d)	3,510
224,614	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(d)	3,088
336,922	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(d)	3,790
315,687	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(d)	3,551
74,870	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(d)	1,872
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(e)	13,049
8,650	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(d)	362
81,024	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(e)	11,787
81,221	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(e)	12,183
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$162,837	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(e)	$24,018
244,849	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(e)	36,673
245,441	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(e)	36,816
115,579	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(e)	17,374
200,000	Times China Holdings Ltd., 5.750%, 1/14/2027(e)	6,500
405,000	Times China Holdings Ltd., 6.200%, 3/22/2026(e)	13,568
87,115	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(d)	474
88,565	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(d)	3,208
154,224	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(d)	4,346
205,851	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(d)	4,416
288,766	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(d)	4,222
104,461	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(d)	13,370
295,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(e)	726
		1,169,943
	Food & Beverage — 2.3%
425,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	373,678
100,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	96,022
1,695,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,601,981
1,945,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,889,347
1,100,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	1,027,674
225,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	216,903
35,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	34,860
870,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	894,255
100,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	100,931
		6,235,651
	Gaming — 0.6%
1,680,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,735,375
	Health Care REITs — 0.4%
650,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	478,081
595,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	632,224
		1,110,305
Principal Amount (‡)	Description	Value (†)

	Health Insurance — 1.1%
$1,165,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	$1,078,074
1,690,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,533,552
390,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	394,332
		3,005,958
	Healthcare — 1.5%
320,000	DaVita, Inc., 4.625%, 6/01/2030(a)	306,684
895,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	850,320
735,000	Hologic, Inc., 3.250%, 2/15/2029(a)	709,710
745,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	709,613
245,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	202,125
1,335,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,381,506
		4,159,958
	Home Construction — 0.5%
1,140,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,136,353
200,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	202,790
		1,339,143
	Independent Energy — 4.4%
495,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	491,554
2,355,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,386,059
420,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	434,979
2,255,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	2,310,272
100,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	97,367
640,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	635,580
1,330,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,336,250
320,000	Matador Resources Co., 6.500%, 4/15/2032(a)	323,062
555,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	562,836
1,530,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,580,635
1,540,000	Sanchez Energy Corp., 6.125%, 1/15/2023(e)	154
585,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	606,038
1,115,000	SM Energy Co., 6.750%, 8/01/2029(a)	1,120,344
		11,885,130
	Industrial Other — 1.1%
585,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	568,846
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Industrial Other — continued
$340,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	$355,128
165,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	166,707
2,005,000	TopBuild Corp., 5.625%, 1/31/2034(a)	1,997,711
		3,088,392
	Leisure — 1.0%
1,445,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,373,004
1,405,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	1,432,102
		2,805,106
	Life Insurance — 0.7%
1,690,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,763,718
	Lodging — 2.1%
995,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	910,530
175,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	165,618
1,350,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	1,371,133
1,310,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	1,264,086
1,480,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	1,426,527
655,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	653,003
		5,790,897
	Media Entertainment — 3.0%
1,030,000	Discovery Communications LLC, 3.625%, 5/15/2030	951,520
855,000	Discovery Communications LLC, 6.350%, 6/01/2040	784,608
950,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	941,165
272,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	213,651
440,250	iHeartCommunications, Inc., 9.125%, 5/01/2029(a)	398,550
322,000	Lamar Media Corp., 5.375%, 11/01/2033(a)	319,631
1,895,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,891,837
2,433,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,229,236
540,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	430,817
		8,161,015
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — 1.9%
$60,000	Commercial Metals Co., 3.875%, 2/15/2031	$55,934
1,105,000	Commercial Metals Co., 4.125%, 1/15/2030	1,060,122
820,000	Commercial Metals Co., 4.375%, 3/15/2032	773,894
867,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	918,868
95,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	90,700
570,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	401,297
160,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	163,087
115,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	114,996
1,595,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	1,671,255
		5,250,153
	Midstream — 4.3%
1,655,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,639,616
250,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	271,300
1,295,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,383,866
340,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	306,348
70,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	66,069
2,185,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(b)	2,165,509
1,740,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	1,831,624
1,205,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,279,923
1,775,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	1,961,393
635,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	716,730
		11,622,378
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
800,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.864%, 5/10/2047(a)(c)	717,280
165,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	111,334
205,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.314%, 8/10/2044(a)(c)	180,724
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$425,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(c)	$80,332
360,049	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class C, 4.172%, 8/15/2046(c)	338,990
1,135,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.212%, 8/15/2046(c)	683,838
475,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.424%, 10/15/2030(a)(c)	282,055
179,771	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(c)	108,671
215,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(c)	186,622
185,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class C, 4.284%, 8/15/2046(c)	166,502
		2,856,348
	Oil Field Services — 1.8%
510,000	Oceaneering International, Inc., 6.000%, 2/01/2028	516,308
285,000	Oceaneering International, Inc., 6.000%, 2/01/2028	288,525
292,846	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	301,229
26,000	Transocean International Ltd., 8.000%, 2/01/2027(a)	25,964
1,989,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	1,989,000
1,613,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,614,122
		4,735,148
	Other REITs — 0.2%
535,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.375%, 9/30/2030(a)	535,000
	Packaging — 1.9%
840,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	798,015
4,215,000	Ball Corp., 5.500%, 9/15/2033	4,260,307
205,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(a)	207,009
		5,265,331
	Pharmaceuticals — 2.7%
1,940,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,736,300
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$275,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	$286,005
245,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	324,263
200,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	281,458
5,345,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,989,028
200,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	208,297
220,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	251,541
200,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	205,982
		7,282,874
	Property & Casualty Insurance — 5.6%
1,855,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	1,896,613
1,210,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,250,206
100,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	102,033
855,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	875,217
3,390,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,547,259
2,020,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	2,096,861
2,425,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(a)	2,412,288
1,045,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	664,181
1,125,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,170,133
1,290,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,304,430
		15,319,221
	Restaurants — 1.9%
245,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(a)	233,923
360,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	351,377
1,160,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,093,211
1,930,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	1,896,381
575,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	587,939
1,005,000	Yum! Brands, Inc., 3.625%, 3/15/2031	938,411
		5,101,242
	Retailers — 2.7%
1,935,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	1,892,585
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Retailers — continued
$440,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	$464,200
570,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	530,130
2,195,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,198,262
610,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	685,924
1,643,623	SGUS LLC, 11.000%, 12/15/2029(a)	1,549,404
		7,320,505
	Technology — 8.1%
610,000	Block, Inc., 3.500%, 6/01/2031	567,680
1,885,000	Block, Inc., 6.500%, 5/15/2032	1,950,986
185,000	CommScope LLC, 9.500%, 12/15/2031(a)	191,494
45,000	Entegris, Inc., 3.625%, 5/01/2029(a)	42,769
360,000	Entegris, Inc., 4.375%, 4/15/2028(a)	352,244
1,760,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,781,900
190,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	180,021
518,996	GoTo Group, Inc., 5.500%, 5/01/2028(a)	420,387
1,000,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	972,625
1,085,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,035,661
940,000	Iron Mountain, Inc., 5.250%, 3/15/2028(a)	938,366
555,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	548,876
790,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	775,535
30,000	Open Text Corp., 3.875%, 12/01/2029(a)	28,357
1,350,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	1,278,851
120,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	110,975
1,068,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	1,083,294
267,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	258,028
1,115,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,115,346
445,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	430,506
175,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	161,995
95,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	94,811
820,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	834,281
30,600	Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/01/2032(a)	34,696
1,115,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,070,035
1,610,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,485,835
335,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	323,327
510,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	527,737
118,435	Wolfspeed, Inc., 7.000%, 6/15/2031	31,858
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$2,110,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	$2,167,130
1,305,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,229,947
		22,025,553
	Wirelines — 0.8%
200,000	Fibercop SpA, 7.200%, 7/18/2036(a)	201,476
614,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	609,381
1,305,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,220,151
		2,031,008
	Total Non-Convertible Bonds (Identified Cost $214,373,868)	208,840,929

Convertible Bonds — 1.2%
	Cable Satellite — 0.5%
523,126	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(d)	1,286,890
	Consumer Cyclical Services — 0.1%
49,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	55,689
20,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	24,130
47,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	48,524
33,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	48,510
		176,853
	Diversified Manufacturing — 0.1%
26,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	35,997
49,000	Itron, Inc., 1.375%, 7/15/2030	56,154
		92,151
	Electric — 0.0%
29,000	Evergy, Inc., 4.500%, 12/15/2027	36,438
33,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	35,607
		72,045
	Financial Other — 0.0%
17,628	China Aoyuan Group Ltd., Series IAI, Zero Coupon, 9/30/2028	274
56,157	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	1,404
74,870	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	1,684
93,592	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	1,755
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	2,808
149,742	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	2,808
187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	3,510
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$187,178	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	$3,509
353,123	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	6,621
947,760	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	52,828
		77,201
	Food & Beverage — 0.0%
76,000	Post Holdings, Inc., 2.500%, 8/15/2027	85,272
	Independent Energy — 0.0%
37,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	37,056
	Industrial Other — 0.0%
26,000	Fluor Corp., 1.125%, 8/15/2029	30,849
14,000	Granite Construction, Inc., 3.750%, 5/15/2028	33,684
		64,533
	Leisure — 0.0%
46,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	54,136
	Media Entertainment — 0.0%
16,000	Sea Ltd., 2.375%, 12/01/2025	31,592
16,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	21,864
		53,456
	Midstream — 0.0%
38,000	UGI Corp., 5.000%, 6/01/2028	48,571
	Retailers — 0.0%
22,000	Freshpet, Inc., 3.000%, 4/01/2028	24,728
	Technology — 0.5%
21,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	23,846
34,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	35,163
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	111,040
78,000	Datadog, Inc., Zero Coupon, 12/01/2029(a)	77,220
36,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	34,290
65,000	Global Payments, Inc., 1.500%, 3/01/2031	59,492
58,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	67,455
8,000	InterDigital, Inc., 3.500%, 6/01/2027	35,772
31,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	37,266
56,000	Nutanix, Inc., 0.500%, 12/15/2029(a)	63,039
75,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	75,862
13,000	Seagate HDD Cayman, 3.500%, 6/01/2028	37,440
41,000	Snowflake, Inc., Zero Coupon, 10/01/2029	64,185
39,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	42,803
25,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	27,300
91,000	Wolfspeed, Inc., 2.500%, 6/15/2031	217,490
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$54,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	$129,060
51,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	50,567
		1,189,290
	Total Convertible Bonds (Identified Cost $2,578,577)	3,262,182
	Total Bonds and Notes (Identified Cost $216,952,445)	212,103,111

Senior Loans — 7.6%
	Automotive — 0.1%
258,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(e)(g)	90,762
202,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(e)(g)	71,142
		161,904
	Brokerage — 0.7%
488,459	Advisor Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 7/30/2032(c)(h)	488,098
762,485	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 4/07/2028(c)(h)	762,759
678,337	Russell Investments US Inst'l Holdco, Inc., 2024 PIK Term Loan, 1.500% PIK and/or 3 mo. USD SOFR + 5.000% Cash, 5/30/2027(c)(d)(h)	648,660
		1,899,517
	Chemicals — 0.2%
452,661	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/18/2028(c)	451,529
	Consumer Cyclical Services — 1.8%
1,190,704	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.500%, 8.808%, 10/31/2031(c)(h)	1,165,401
1,803,584	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(g)	1,784,790
921,816	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.913%, 3/15/2030(c)	912,211
725,695	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 11/14/2030(c)(h)	726,602
251,950	VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/09/2030(c)(h)	243,762
		4,832,766
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Financial Other — 0.3%
$566,155	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(c)(h)	$566,982
239,396	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.571%, 7/03/2031(c)(h)	238,847
		805,829
	Healthcare — 1.3%
1,678,091	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(c)(h)	1,676,698
51,133	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(i)	51,209
8,977	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(c)(h)	8,992
461,525	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(c)(h)	462,217
684,459	Inception Holdco SARL, 2025 Repriced Term Loan, 4/18/2031(g)	687,882
685,823	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 12/12/2028(c)(h)	688,539
		3,575,537
	Metals & Mining — 0.3%
327,119	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(i)	332,189
572,458	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.158%, 12/21/2029(c)(h)	581,332
		913,521
	Property & Casualty Insurance — 0.6%
332,015	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(c)(h)	330,079
697,214	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.513%, 8/19/2028(c)(h)	699,201
567,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.752%, 5/06/2032(c)(h)	577,133
		1,606,413
	Retailers — 0.2%
685,000	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.026%, 9/17/2032(c)(h)	685,000
	Technology — 2.0%
1,665,421	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.913%, 12/17/2029(c)(h)	1,684,158
Principal Amount (‡)	Description	Value (†)

	Technology — continued
$1,678,439	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.913%, 10/31/2031(c)(h)	$1,633,859
1,329,004	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.255%, 6/27/2031(c)(h)	1,332,326
292,908	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 9.218%, 4/28/2028(c)(h)	247,018
457,033	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.252%, 10/26/2030(c)(h)	458,071
		5,355,432
	Wireless — 0.1%
403,980	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 1/30/2031(c)(h)	406,101
	Total Senior Loans (Identified Cost $20,688,667)	20,693,549

Shares
Common Stocks— 6.2%
	Aerospace & Defense — 0.1%
570	General Electric Co.	171,467
480	Lockheed Martin Corp.	239,621
		411,088
	Air Freight & Logistics — 0.1%
4,051	United Parcel Service, Inc., Class B	338,380
	Biotechnology — 0.5%
1,759	AbbVie, Inc.	407,279
11,000	BioMarin Pharmaceutical, Inc.(f)	595,760
3,635	Gilead Sciences, Inc.	403,485
		1,406,524
	Capital Markets — 0.4%
1,289	CME Group, Inc.	348,275
290	Moody's Corp.	138,179
3,333	Morgan Stanley	529,814
		1,016,268
	Chemicals — 0.1%
3,823	Corteva, Inc.	258,549
312	Linde PLC	148,200
		406,749
	Construction Materials — 0.0%
15,042	Cemex SAB de CV, ADR	135,228
	Consumer Staples Distribution & Retail — 0.1%
363	Costco Wholesale Corp.	336,004
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Shares	Description	Value (†)
	Containers & Packaging — 0.2%
2,092	Packaging Corp. of America	$455,910
	Electric Utilities — 0.2%
3,368	Duke Energy Corp.	416,790
	Electrical Equipment — 0.1%
2,738	Emerson Electric Co.	359,171
	Electronic Equipment, Instruments & Components — 0.1%
1,369	Amphenol Corp., Class A	169,414
	Financial Services — 0.2%
889	Mastercard, Inc., Class A	505,672
	Ground Transportation — 0.1%
1,566	Union Pacific Corp.	370,155
	Health Care Equipment & Supplies — 0.1%
1,133	Abbott Laboratories	151,754
	Health Care Providers & Services — 0.3%
1,124	Elevance Health, Inc.	363,187
1,022	UnitedHealth Group, Inc.	352,896
		716,083
	Hotels, Restaurants & Leisure — 0.1%
47	Booking Holdings, Inc.	253,766
293	Royal Caribbean Cruises Ltd.	94,809
		348,575
	Household Durables — 0.1%
638	Garmin Ltd.	157,088
	Household Products — 0.5%
5,567	Colgate-Palmolive Co.	445,026
5,018	Kimberly-Clark Corp.	623,938
2,613	Procter & Gamble Co.	401,487
		1,470,451
	Interactive Media & Services — 0.2%
1,892	Alphabet, Inc., Class A	459,945
	Machinery — 0.1%
481	Deere & Co.	219,942
	Media — 0.3%
110,256	Altice USA, Inc., Class A(f)	265,717
14,280	Comcast Corp., Class A	448,678
27,529	iHeartMedia, Inc., Class A(f)	79,008
		793,403
	Oil, Gas & Consumable Fuels — 0.3%
42,669	Battalion Oil Corp.(f)	51,630
3,631	Exxon Mobil Corp.	409,395
6,895	Williams Cos., Inc.	436,798
		897,823
	Pharmaceuticals — 0.6%
7,249	Bristol-Myers Squibb Co.	326,930
836	Johnson & Johnson	155,011
Shares	Description	Value (†)
	Pharmaceuticals — continued
8,367	Merck & Co., Inc.	$702,242
17,807	Teva Pharmaceutical Industries Ltd., ADR(f)	359,702
		1,543,885
	Real Estate Management & Development — 0.0%
49,312	China Aoyuan Group Ltd.(f)	729
37,187	Sunac China Holdings Ltd.(f)	8,117
100,123	Yuzhou Group Holdings Co. Ltd.(f)	3,281
		12,127
	Retail REITs — 0.1%
1,927	Simon Property Group, Inc.	361,640
	Semiconductors & Semiconductor Equipment — 0.3%
176	ASML Holding NV	170,384
772	Broadcom, Inc.	254,690
802	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	223,991
9,802	Wolfspeed, Inc.(f)	280,347
		929,412
	Software — 0.6%
1,035	Microsoft Corp.	536,078
2,457	Salesforce, Inc.	582,309
1,797	SAP SE, ADR	480,177
		1,598,564
	Specialty Retail — 0.2%
3,506	TJX Cos., Inc.	506,757
	Technology Hardware, Storage & Peripherals — 0.2%
1,958	Apple, Inc.	498,566
321	IQOR US, Inc.(f)	481
		499,047
	Total Common Stocks (Identified Cost $24,586,238)	16,993,849

Principal Amount (‡)
Equity-Linked Notes — 4.3%
$262,837	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	269,524
404,333	Barclays Bank PLC, (Parker-Hannifin Corp.), 10.770%, 3/23/2026(a)	424,035
412,847	Barclays Bank PLC, (Honeywell International, Inc.), 11.390%, 4/29/2026(a)	411,823
400,376	Barclays Bank PLC, (Trane Technologies PLC), 12.120%, 5/13/2026(a)	394,036
326,261	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	313,053
411,508	Barclays Bank PLC, (FedEx Corp.), 13.420%, 1/29/2026(a)	382,190
327,607	Barclays Bank PLC, (ServiceNow, Inc.), 13.610%, 3/09/2026(a)	312,599
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
$268,943	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	$266,956
267,438	Barclays Bank PLC, (Meta Platforms, Inc.), 14.920%, 4/07/2026(a)	283,113
405,594	Barclays Bank PLC, (Walt Disney Co.), 16.140%, 1/20/2026(a)	403,405
403,419	Barclays Bank PLC, (Adobe, Inc.), 17.110%, 6/09/2026(a)	406,989
316,735	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	334,587
387,671	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	383,241
408,396	BNP Paribas Issuance BV, (Visa, Inc.), 12.010%, 4/01/2026(a)	408,800
270,740	BNP Paribas Issuance BV, (Kinder Morgan, Inc.), 12.270%, 6/25/2026(a)	272,150
333,627	BNP Paribas Issuance BV, (Caterpillar, Inc.), 12.410%, 3/19/2026(a)	358,723
418,221	BNP Paribas Issuance BV, (Amazon.com, Inc.), 12.420%, 3/12/2026(a)	419,246
405,597	BNP Paribas Issuance BV, (American Express Co.), 12.710%, 3/26/2026(a)	432,282
392,693	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	393,044
405,366	BNP Paribas Issuance BV, (Cardinal Health, Inc.), 15.070%, 2/03/2026(a)	411,724
408,276	BNP Paribas Issuance BV, (Crowdstrike Holdings, Inc.), 17.830%, 5/26/2026(a)	420,865
318,469	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	332,313
268,813	Citigroup Global Markets Holdings, Inc., (Honeywell International, Inc.), 12.100%, 1/06/2026(a)	265,687
405,058	Citigroup Global Markets Holdings, Inc., (Eli Lilly and Co.), 17.150%, 10/02/2025(a)	361,140
264,872	Citigroup Global Markets Holdings, Inc., (Carnival Corp.), 18.240%, 8/04/2026(a)	264,872
320,506	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	332,555
405,228	GS Finance Corp., MTN, (Pfizer, Inc.), 12.800%, 3/30/2026(a)	397,064
409,044	GS Finance Corp., MTN, (Chipotle Mexican Grill, Inc.), 19.980%, 4/15/2026(a)	408,498
408,897	JPMorgan Chase Bank NA, (Dominion Energy, Inc.), 12.280%, 4/06/2026(a)	423,266
266,834	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	264,854
388,926	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	423,916
401,931	JPMorgan Chase Bank NA, (EQT Midstream Partners LP), 17.970%, 4/28/2026(a)	412,702
	Total Equity-Linked Notes (Identified Cost $11,497,063)	11,589,252

Shares	Description	Value (†)
Preferred Stocks — 0.4%

Convertible Preferred Stocks — 0.2%
	Aerospace & Defense — 0.1%
3,579	Boeing Co., 6.000%	$248,991
	Brokerage — 0.0%
600	Apollo Global Management, Inc., 6.750%	42,168
	Building Materials — 0.0%
400	QXO, Inc., 5.500%	21,996
	Electric — 0.1%
1,438	PG&E Corp., Series A, 6.000%	56,628
	Total Convertible Preferred Stocks (Identified Cost $312,847)	369,783

Non-Convertible Preferred Stocks — 0.2%
	Home Construction — 0.1%
21,265	Hovnanian Enterprises, Inc., 7.625%	441,887
	Other REITs — 0.1%
3,352	Prologis, Inc., Series Q, 8.540%	185,198
	Total Non-Convertible Preferred Stocks (Identified Cost $192,274)	627,085
	Total Preferred Stocks (Identified Cost $505,121)	996,868

Other Investments — 0.0%
	Professional Services — 0.0%
1,146,248	CFLD Cayman Trust Units(f)(j) (Identified Cost $5,528)	5,636

Principal Amount (‡)
Short-Term Investments — 4.7%
$7,443,933	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $7,444,481 on 10/01/2025 collateralized by $7,681,500 U.S. Treasury Note, 2.750% due 7/31/2027 valued at $7,592,971 including accrued interest (Note 2 of Notes to Financial Statements)	7,443,933
1,368,100	U.S. Treasury Bills, 3.858%, 12/18/2025(k)(l)	1,356,638
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Principal Amount (‡)	Description	Value (†)
$2,705,000	U.S. Treasury Bills, 4.122%–4.150%, 10/30/2025(l)(m)	$2,696,166
1,340,000	U.S. Treasury Bills, 4.232%, 10/09/2025(l)	1,338,790
	Total Short-Term Investments (Identified Cost $12,835,313)	12,835,527
	Total Investments — 101.2% (Identified Cost $287,070,375)	275,217,792
	Other assets less liabilities — (1.2)%	(3,343,542)
	Net Assets — 100.0%	$271,874,250

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $178,664,720 or 65.7% of
net assets.

(b)	Perpetual bond with no specified maturity date.
(c)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(d)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Non-income producing security.
(g)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(h)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(i)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(j)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

EUR	Euro
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/17/2025	EUR	S	446,000	$524,563	$525,923	$(1,360)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	145	$30,202,099	$30,217,774	$15,675
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	1	113,830	115,078	1,248
Total					$16,923
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	4	$436,231	$436,781	$(550)
See accompanying notes to financial statements.
41 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Institutional High Income Fund (continued)
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2025	34	$3,881,244	$3,964,188	$(82,944)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	4	467,964	480,250	(12,286)
Total					$(95,780)
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities
September 30, 2025

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
ASSETS
Investments at cost	$463,547,208	$334,922,649	$105,398,489
Net unrealized depreciation	(3,592,699)	(3,912,795)	(5,652,175)
Investments at value	459,954,509	331,009,854	99,746,314
Cash	42,038	—	—
Due from brokers (Note 2)	—	380,000	75,000
Foreign currency at value (identified cost $457, $3,782,496 and $0, respectively)	458	3,781,681	—
Receivable for Fund shares sold	—	1,767,572	264,659
Receivable for securities sold	700,118	418,143	424,195
Dividends and interest receivable	4,717,440	3,014,276	344,407
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	126,878	—
Tax reclaims receivable	765	—	—
Receivable for variation margin on futures contracts (Note 2)	315,516	—	—
Prepaid expenses	144	144	144
TOTAL ASSETS	465,730,988	340,498,548	100,854,719
LIABILITIES
Options written, at value (premiums received $562,596, $0 and $0, respectively) (Note 2)	563,675	—	—
Payable for securities purchased	6,114,408	1,988,363	957,233
Payable for Fund shares redeemed	—	366,679	23,734
Payable for variation margin on futures contracts (Note 2)	—	18,215	—
Unrealized depreciation on forward foreign currency contracts (Note 2)	3,241	476,648	—
Foreign taxes payable (Note 2)	—	3,464	—
Management fees payable (Note 6)	185,228	113,243	3,449
Deferred Trustees’ fees (Note 6)	300,910	420,051	149,290
Administrative fees payable (Note 6)	15,659	11,654	3,436
Payable to distributor (Note 6d)	—	3,015	1,269
Audit and tax services fees payable	68,800	66,295	56,155
Other accounts payable and accrued expenses	47,845	298,360	44,652
TOTAL LIABILITIES	7,299,766	3,765,987	1,239,218
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$458,431,222	$336,732,561	$99,615,501
NET ASSETS CONSIST OF:
Paid-in capital	$469,337,703	$414,444,426	$153,577,140
Accumulated loss	(10,906,481)	(77,711,865)	(53,961,639)
NET ASSETS	$458,431,222	$336,732,561	$99,615,501
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
September 30, 2025
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$458,431,222	$176,433,435	$58,581,031
Shares of beneficial interest	37,106,019	11,381,824	6,015,740
Net asset value, offering and redemption price per share	$12.35	$15.50	$9.74
Retail Class shares:
Net assets	$—	$64,351,938	$29,485,574
Shares of beneficial interest	—	4,266,796	3,034,500
Net asset value, offering and redemption price per share	$—	$15.08	$9.72
Class N shares:
Net assets	$—	$95,947,188	$11,548,896
Shares of beneficial interest	—	6,161,035	1,184,596
Net asset value, offering and redemption price per share	$—	$15.57	$9.75

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Assets and Liabilities (continued)
September 30, 2025

Institutional High Income Fund
ASSETS
Investments at cost	$287,070,375
Net unrealized depreciation	(11,852,583)
Investments at value	275,217,792
Cash	716,795
Foreign currency at value (identified cost $3,555)	3,535
Receivable for securities sold	6,507,786
Dividends and interest receivable	3,585,170
Receivable for variation margin on futures contracts (Note 2)	26,352
Prepaid expenses	144
TOTAL ASSETS	286,057,574
LIABILITIES
Payable for securities purchased	13,346,164
Unfunded loan commitments (Note 2)	378,252
Unrealized depreciation on forward foreign currency contracts (Note 2)	1,360
Management fees payable (Note 6)	122,836
Deferred Trustees’ fees (Note 6)	225,172
Administrative fees payable (Note 6)	9,377
Payable to distributor (Note 6d)	644
Audit and tax services fees payable	63,842
Other accounts payable and accrued expenses	35,677
TOTAL LIABILITIES	14,183,324
COMMITMENTS AND CONTINGENCIES(a)	—
NET ASSETS	$271,874,250
NET ASSETS CONSIST OF:
Paid-in capital	$305,117,921
Accumulated loss	(33,243,671)
NET ASSETS	$271,874,250
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class shares:
Net assets	$271,874,250
Shares of beneficial interest	45,405,376
Net asset value, offering and redemption price per share	$5.99

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
45 |

Statements of Operations
For the Year Ended September 30, 2025

	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund
INVESTMENT INCOME
Interest	$25,804,810	$13,222,366	$3,732,311
Dividends	80,164	—	—
Less net foreign taxes withheld	(7,958)	(34,586)	—
	25,877,016	13,187,780	3,732,311
Expenses
Management fees (Note 6)	2,188,771	1,816,765	253,982
Service and distribution fees (Note 6)	—	167,217	68,859
Administrative fees (Note 6)	188,555	144,251	43,771
Trustees' fees and expenses (Note 6)	65,691	75,624	38,108
Transfer agent fees and expenses (Notes 6, 7 and 8)	10,562	263,132	91,755
Audit and tax services fees	66,469	63,920	53,914
Custodian fees and expenses	84,719	58,779	12,939
Legal fees	14,187	9,237	2,572
Registration fees	28,486	59,292	53,076
Shareholder reporting expenses	23,077	10,125	15,078
Miscellaneous expenses	47,930	48,593	38,808
Total expenses	2,718,447	2,716,935	672,862
Less waiver and/or expense reimbursement (Note 6)	—	(299,027)	(204,551)
Less expense offset (Note 8)	(192)	(4,647)	(858)
Net expenses	2,718,255	2,413,261	467,453
Net investment income	23,158,761	10,774,519	3,264,858
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(6,085,454)	(6,950,691)	(3,980,770)
Futures contracts	(181,676)	(35,508)	(22,453)
Options written	1,265,211	—	—
Forward foreign currency contracts (Note 2d)	(51,199)	(373,173)	—
Foreign currency transactions (Note 2c)	(59,725)	124,600	—
Net change in unrealized appreciation (depreciation) on:
Investments	9,087,536	2,896,202	3,916,915
Futures contracts	(1,284,974)	18,462	—
Options written	(1,079)	—	—
Forward foreign currency contracts (Note 2d)	8,999	(124,403)	—
Foreign currency translations (Note 2c)	(4,200)	(34,748)	—
Net realized and unrealized gain (loss) on Investments, Futures contracts, Options written, Forward foreign currency contracts and Foreign currency transactions	2,693,439	(4,479,259)	(86,308)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,852,200	$6,295,260	$3,178,550
See accompanying notes to financial statements.
| 46

Statements of Operations (continued)
For the Year Ended September 30, 2025

Institutional High Income Fund
INVESTMENT INCOME
Interest	$20,011,679
Dividends	527,939
20,539,618
Expenses
Management fees (Note 6)	1,649,501
Administrative fees (Note 6)	122,507
Trustees' fees and expenses (Note 6)	52,325
Transfer agent fees and expenses (Notes 6, 7 and 8)	56,546
Audit and tax services fees	61,540
Custodian fees and expenses	54,890
Legal fees	8,947
Registration fees	17,571
Shareholder reporting expenses	21,430
Miscellaneous expenses	45,610
Total expenses	2,090,867
Less waiver and/or expense reimbursement (Note 6)	(14,582)
Less expense offset (Note 8)	(189)
Net expenses	2,076,096
Net investment income	18,463,522
Net realized and unrealized gain (loss) on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Investments	(692,356)
Futures contracts	203,729
Forward foreign currency contracts (Note 2d)	(16,872)
Foreign currency transactions (Note 2c)	(194)
Net change in unrealized appreciation (depreciation) on:
Investments	4,968,762
Futures contracts	(174,454)
Forward foreign currency contracts (Note 2d)	3,764
Foreign currency translations (Note 2c)	(23)
Net realized and unrealized gain on Investments, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	4,292,356
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$22,755,878
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets

	Fixed Income Fund		Global Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$23,158,761	$22,514,282	$10,774,519	$11,248,893
Net realized loss on investments, futures contracts, written options, forward foreign currency contracts and foreign currency transactions	(5,112,843)	(5,192,374)	(7,234,772)	(25,580,747)
Net change in unrealized appreciation on investments, futures contracts, written options, forward foreign currency contracts and foreign currency translations	7,806,282	43,682,332	2,755,513	60,027,776
Net increase in net assets resulting from operations	25,852,200	61,004,240	6,295,260	45,695,922
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(23,597,904)	(19,053,551)	—	—
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(3,774,730)	(5,521,077)	(40,340,973)	(101,651,731)
Net increase (decrease) in net assets	(1,520,434)	36,429,612	(34,045,713)	(55,955,809)
NET ASSETS
Beginning of the year	459,951,656	423,522,044	370,778,274	426,734,083
End of the year	$458,431,222	$459,951,656	$336,732,561	$370,778,274
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Inflation Protected Securities Fund		Institutional High Income Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$3,264,858	$3,344,617	$18,463,522	$22,485,949
Net realized loss on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency transactions	(4,003,223)	(9,461,133)	(505,693)	(2,826,259)
Net change in unrealized appreciation on investments, futures contracts, swap agreements, forward foreign currency contracts and foreign currency translations	3,916,915	16,926,471	4,798,049	27,582,361
Net increase in net assets resulting from operations	3,178,550	10,809,955	22,755,878	47,242,051
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(2,440,747)	(2,298,074)	(23,359,905)	(19,690,498)
Retail Class	(1,115,968)	(874,153)	—	—
Class N	(640,732)	(541,867)	—	—
Total distributions	(4,197,447)	(3,714,094)	(23,359,905)	(19,690,498)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(7,457,103)	(35,814,585)	(61,379,049)	(6,437,375)
Net increase (decrease) in net assets	(8,476,000)	(28,718,724)	(61,983,076)	21,114,178
NET ASSETS
Beginning of the year	108,091,501	136,810,225	333,857,326	312,743,148
End of the year	$99,615,501	$108,091,501	$271,874,250	$333,857,326
See accompanying notes to financial statements.
49 |

Financial Highlights
For a share outstanding throughout each period.

	Fixed Income Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$12.31	$11.18	$10.99	$13.52	$13.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.63	0.59	0.46	0.33	0.44
Net realized and unrealized gain (loss)	0.07	1.05	(0.10)	(2.06)	0.73
Total from Investment Operations	0.70	1.64	0.36	(1.73)	1.17
LESS DISTRIBUTIONS FROM:
Net investment income	(0.66)	(0.51)	(0.11)	(0.29)	(0.64)
Net realized capital gains	—	—	(0.06)	(0.51)	(0.18)
Total Distributions	(0.66)	(0.51)	(0.17)	(0.80)	(0.82)
Net asset value, end of the period	$12.35	$12.31	$11.18	$10.99	$13.52
Total return	6.13%	15.00%	3.26%	(13.63)%	9.08%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$458,431	$459,952	$423,522	$399,698	$511,058
Net expenses	0.62%	0.61%	0.61%	0.58%	0.59%
Gross expenses	0.62%	0.61%	0.61%	0.58%	0.59%
Net investment income	5.29%	5.14%	4.06%	2.66%	3.27%
Portfolio turnover rate	74%	63%	35%	36%	99%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.

See accompanying notes to financial statements.
| 50

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$15.12	$13.47	$13.22	$17.62	$18.33
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.48	0.41	0.33	0.25	0.27
Net realized and unrealized gain (loss)	(0.10)	1.24	(0.08)(b)	(3.93)	(0.07)
Total from Investment Operations	0.38	1.65	0.25	(3.68)	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.38)	(0.35)
Net realized capital gains	—	—	—	(0.34)	(0.56)
Total Distributions	—	—	—	(0.72)	(0.91)
Net asset value, end of the period	$15.50	$15.12	$13.47	$13.22	$17.62
Total return(c)	2.51%	12.25%	1.89%	(21.73)%	0.91%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$176,433	$192,728	$229,010	$258,963	$381,340
Net expenses(d)	0.68%(e)	0.69%	0.69%	0.70%(f)	0.69%
Gross expenses	0.79%	0.80%	0.78%	0.75%(f)	0.75%
Net investment income	3.25%	2.90%	2.35%	1.58%	1.47%
Portfolio turnover rate	68%	63%	49%	103%(g)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2025, the expense limit decreased from 0.69% to 0.67%. See Note 6 of Notes to Financial Statements.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.69% and the ratio of gross expenses would have been 0.75%.
(g)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$14.75	$13.17	$12.96	$17.29	$18.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.43	0.37	0.29	0.21	0.22
Net realized and unrealized gain (loss)	(0.10)	1.21	(0.08)(b)	(3.87)	(0.07)
Total from Investment Operations	0.33	1.58	0.21	(3.66)	0.15
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.33)	(0.30)
Net realized capital gains	—	—	—	(0.34)	(0.56)
Total Distributions	—	—	—	(0.67)	(0.86)
Net asset value, end of the period	$15.08	$14.75	$13.17	$12.96	$17.29
Total return(c)	2.31%	11.92%	1.62%	(21.96)%	0.67%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$64,352	$73,560	$103,003	$117,540	$171,318
Net expenses(d)	0.94%(e)	0.94%	0.94%	0.95%(f)	0.94%
Gross expenses	1.04%	1.05%	1.03%	1.00%(f)	1.00%
Net investment income	3.00%	2.65%	2.10%	1.33%	1.22%
Portfolio turnover rate	68%	63%	49%	103%(g)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2025, the expense limit decreased from 0.94% to 0.92%. See Note 6 of Notes to Financial Statements.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.94% and the ratio of gross expenses would have been 1.00%.
(g)	The variation in the Fund's turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.
	Global Bond Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$15.18	$13.52	$13.26	$17.68	$18.39
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.42	0.33	0.26	0.27
Net realized and unrealized gain (loss)	(0.10)	1.24	(0.07)(b)	(3.95)	(0.07)
Total from Investment Operations	0.39	1.66	0.26	(3.69)	0.20
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	(0.39)	(0.35)
Net realized capital gains	—	—	—	(0.34)	(0.56)
Total Distributions	—	—	—	(0.73)	(0.91)
Net asset value, end of the period	$15.57	$15.18	$13.52	$13.26	$17.68
Total return(c)	2.57%	12.28%	1.96%	(21.73)%	0.95%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$95,947	$104,490	$94,721	$137,544	$195,829
Net expenses(d)	0.64%(e)	0.64%	0.64%	0.65%(f)	0.64%
Gross expenses	0.69%	0.70%	0.68%	0.66%(f)	0.66%
Net investment income	3.31%	2.96%	2.39%	1.63%	1.51%
Portfolio turnover rate	68%	63%	49%	103%(g)	267%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2025, the expense limit decreased from 0.64% to 0.62%. See Note 6 of Notes to Financial Statements.
(f)	Includes interest expense. Without this expense the ratio of net expenses would have been 0.64% and the ratio of gross expenses would have been 0.65%.
(g)	The variation in the Fund’s turnover rate from 2021 to 2022 was primarily due to a change in trading strategy from a previously utilized auction strategy used in prior fiscal years.

See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.81	$9.24	$9.53	$11.94	$11.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.28	0.27	0.66	0.44
Net realized and unrealized gain (loss)	0.02 (b)	0.62	(0.17)	(2.09)	0.18
Total from Investment Operations	0.34	0.90	0.10	(1.43)	0.62
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.33)	(0.39)	(0.84)	(0.46)
Net realized capital gains	—	—	—	(0.14)	—
Total Distributions	(0.41)	(0.33)	(0.39)	(0.98)	(0.46)
Net asset value, end of the period	$9.74	$9.81	$9.24	$9.53	$11.94
Total return(c)	3.55%	9.87%	0.99%	(12.55)%	5.33%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$58,581	$63,518	$93,240	$176,873	$217,863
Net expenses(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.61%	0.64%	0.56%	0.49%	0.52%
Net investment income	3.27%	2.92%	2.73%	5.90%	3.65%
Portfolio turnover rate	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.79	$9.22	$9.51	$11.92	$11.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.26	0.26	0.62	0.45
Net realized and unrealized gain (loss)	0.02 (b)	0.62	(0.18)	(2.07)	0.14
Total from Investment Operations	0.31	0.88	0.08	(1.45)	0.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.31)	(0.37)	(0.82)	(0.44)
Net realized capital gains	—	—	—	(0.14)	—
Total Distributions	(0.38)	(0.31)	(0.37)	(0.96)	(0.44)
Net asset value, end of the period	$9.72	$9.79	$9.22	$9.51	$11.92
Total return(c)	3.30%	9.62%	0.74%	(12.79)%	5.04%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$29,486	$28,006	$29,500	$31,496	$33,949
Net expenses(d)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.86%	0.89%	0.81%	0.74%	0.77%
Net investment income	3.04%	2.73%	2.67%	5.50%	3.76%
Portfolio turnover rate	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Inflation Protected Securities Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.82	$9.25	$9.54	$11.95	$11.79
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.32	0.30	0.31	0.70	0.49
Net realized and unrealized gain (loss)	0.02 (b)	0.60	(0.20)	(2.12)	0.14
Total from Investment Operations	0.34	0.90	0.11	(1.42)	0.63
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.33)	(0.40)	(0.85)	(0.47)
Net realized capital gains	—	—	—	(0.14)	—
Total Distributions	(0.41)	(0.33)	(0.40)	(0.99)	(0.47)
Net asset value, end of the period	$9.75	$9.82	$9.25	$9.54	$11.95
Total return(c)	3.59%	9.91%	1.05%	(12.49)%	5.37%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$11,549	$16,568	$14,070	$12,523	$8,401
Net expenses(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.52%	0.56%	0.47%	0.41%	0.46%
Net investment income	3.32%	3.11%	3.14%	6.26%	4.06%
Portfolio turnover rate	68%	40%	36%	107%	57%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
The amount shown for a share outstanding does not correspond with the aggregate realized and unrealized gain (loss) on investments for the period due to the timing of sales and redemptions of fund shares in relation to fluctuating market values of investments of the Fund.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.
	Institutional High Income Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$5.94	$5.46	$5.31	$6.56	$5.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.38	0.33	0.28	0.26
Net realized and unrealized gain (loss)	0.11	0.44	0.08	(1.15)	0.63
Total from Investment Operations	0.48	0.82	0.41	(0.87)	0.89
LESS DISTRIBUTIONS FROM:
Net investment income	(0.43)	(0.34)	(0.26)	(0.23)	(0.32)
Net realized capital gains	—	—	—	(0.15)	—
Total Distributions	(0.43)	(0.34)	(0.26)	(0.38)	(0.32)
Net asset value, end of the period	$5.99	$5.94	$5.46	$5.31	$6.56
Total return	8.57%(b)	15.70%	7.88%	(14.06)%	15.16%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$271,874	$333,857	$312,743	$312,065	$364,445
Net expenses	0.73%(c)	0.72%	0.72%	0.69%	0.70%
Gross expenses	0.74%	0.72%	0.72%	0.69%	0.70%
Net investment income	6.49%	6.91%	6.12%	4.70%	4.07%
Portfolio turnover rate	110%	90%	64%	65%	105%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
57 |

Notes to Financial Statements
September 30, 2025
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Fixed Income Fund (“Fixed Income Fund”)
Loomis Sayles Global Bond Fund (“Global Bond Fund”)
Loomis Sayles Inflation Protected Securities Fund (“Inflation Protected Securities Fund”)
Loomis Sayles Institutional High Income Fund (“Institutional High Income Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. Global Bond Fund and Inflation Protected Securities Fund also offer Retail Class shares and Class N shares.
Each share class is sold without a sales charge. Retail Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000 for Global Bond Fund and Inflation Protected Securities Fund and $3,000,000 for Fixed Income Fund and Institutional High Income Fund. Certain categories of investors are exempted from the minimum investment amounts for Class N and Institutional Class as outlined in the relevant Fund's prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, and Gateway Trust (“Natixis Funds Trusts”) and Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class), and transfer agent fees are borne collectively for Institutional Class and Retail Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing
| 58

Notes to Financial Statements (continued)
September 30, 2025
service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of the investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
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Notes to Financial Statements (continued)
September 30, 2025
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Option Contracts. A Fund may enter into option contracts. When a Fund purchases an option, it pays a premium and the option is subsequently marked-to-market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing options is limited to the premium paid.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised are deducted from the cost or added to the proceeds on the underlying instrument to determine the realized gain or loss. If the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid on effecting a closing purchase transaction, including commissions, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument or index underlying the written option.
Exchange-traded options contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced. OTC options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. Option contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the
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Notes to Financial Statements (continued)
September 30, 2025
protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
There were no when-issued or delayed delivery securities held by the Funds as of September 30, 2025.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
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Notes to Financial Statements (continued)
September 30, 2025
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, paydown gains and losses, convertible bond adjustments, return of capital distributions received, capital gain distributions received, perpetual bond adjustments, treasury inflation protected bonds, defaulted and/or non-income producing securities and premium amortization. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, convertible bond adjustments, capital gain distributions received, perpetual bond adjustments, return of capital distributions received, treasury inflation protected bonds, corporate actions, straddle loss deferral adjustments, futures contract mark-to-market and defaulted and/or non-income producing securities. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Fixed Income Fund	$23,597,904	$ —	$23,597,904	$19,053,551	$ —	$19,053,551
Global Bond Fund	—	—	—	—	—	—
Inflation Protected Securities Fund	4,197,447	—	4,197,447	3,714,094	—	3,714,094
Institutional High Income Fund	23,359,905	—	23,359,905	19,690,498	—	19,690,498
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
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Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Undistributed ordinary income	$16,057,822	$ —	$168,553	$12,922,339
Capital loss carryforward:
Short-term:
No expiration date	—	(10,199,422)	(8,990,100)	—
Long-term:
No expiration date	(20,803,766)	(59,819,328)	(36,219,384)	(31,683,602)
Total capital loss carryforward	(20,803,766)	(70,018,750)	(45,209,484)	(31,683,602)
Late-year ordinary and post-October capital loss deferrals*	—	(1,372,979)	—	—
Unrealized depreciation	(5,294,299)	(5,900,085)	(8,771,418)	(13,500,441)
Total accumulated losses	$(10,040,243)	$(77,291,814)	$(53,812,349)	$(32,261,704)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Global Bond Fund is deferring foreign currency losses.

As of September 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Fixed Income Fund	Global Bond Fund	Inflation Protected Securities Fund	Institutional High Income Fund
Federal tax cost	$465,264,209	$336,921,892	$108,517,732	$288,718,210
Gross tax appreciation	$13,370,518	$8,949,434	$714,282	$8,592,992
Gross tax depreciation	(18,666,857)	(14,861,472)	(9,485,700)	(22,093,410)
Net tax depreciation	$(5,296,339)	$(5,912,038)	$(8,771,418)	$(13,500,418)
The difference between these amounts and those reported in the components of distributable earnings, if any, are primarily attributable to foreign currency mark-to-market and foreign capital gains taxes.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called
63 |

Notes to Financial Statements (continued)
September 30, 2025
tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
q. Due from Brokers.  Transactions and positions in certain futures and forward foreign currency contracts are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between a Fund and the various broker/dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Bond Fund represents cash pledged as collateral for forward foreign currency contracts and as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Inflation Protected Securities Fund represents cash pledged as initial margin for futures contracts. In certain circumstances a Fund’s use of cash and/or securities held at brokers is restricted by regulation or broker mandated limits.
r. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
s. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
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Notes to Financial Statements (continued)
September 30, 2025
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
Fixed Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$391,781,724	$ —	$391,781,724
Senior Loans(a)	—	22,116,982	—	22,116,982
Collateralized Loan Obligations	—	12,265,712	—	12,265,712
Common Stocks
Real Estate Management & Development	2,580	10,167	—	12,747
All Other Common Stocks(a)	2,273,859	—	—	2,273,859
Total Common Stocks	2,276,439	10,167	—	2,286,606
Preferred Stocks(a)	785,214	—	—	785,214
Short-Term Investments	—	30,254,202	—	30,254,202
Purchased Options(a)	464,069	—	—	464,069
Total Investments	3,525,722	456,428,787	—	459,954,509
Futures Contracts (unrealized appreciation)	335,295	—	—	335,295
Total	$3,861,017	$456,428,787	$ —	$460,289,804

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(563,675)	$ —	$ —	$(563,675)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,241)	—	(3,241)
Futures Contracts (unrealized depreciation)	(1,282,529)	—	—	(1,282,529)
Total	$(1,846,204)	$(3,241)	$ —	$(1,849,445)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Global Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$324,825,968	$ —	$324,825,968
Short-Term Investments	—	6,183,886	—	6,183,886
Total Investments	—	331,009,854	—	331,009,854
Forward Foreign Currency Contracts (unrealized appreciation)	—	126,878	—	126,878
Futures Contracts (unrealized appreciation)	260,455	—	—	260,455
Total	$260,455	$331,136,732	$ —	$331,397,187
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Notes to Financial Statements (continued)
September 30, 2025

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(476,648)	$ —	$(476,648)
Futures Contracts (unrealized depreciation)	(300,010)	—	—	(300,010)
Total	$(300,010)	$(476,648)	$ —	$(776,658)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Inflation Protected Securities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$98,383,415	$ —	$98,383,415
Short-Term Investments	—	1,362,899	—	1,362,899
Total Investments	$—	$99,746,314	$—	$99,746,314

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Institutional High Income Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$212,103,111	$ —	$212,103,111
Senior Loans(a)	—	20,693,549	—	20,693,549
Common Stocks
Real Estate Management & Development	3,281	8,846	—	12,127
Technology Hardware, Storage & Peripherals	498,566	481	—	499,047
All Other Common Stocks(a)	16,482,675	—	—	16,482,675
Total Common Stocks	16,984,522	9,327	—	16,993,849
Equity-Linked Notes	—	11,589,252	—	11,589,252
Preferred Stocks
Convertible Preferred Stocks(a)	369,783	—	—	369,783
Non-Convertible Preferred Stocks
Home Construction	441,887	—	—	441,887
Other REITs	—	185,198	—	185,198
Total Non-Convertible Preferred Stocks	441,887	185,198	—	627,085
Total Preferred Stocks	811,670	185,198	—	996,868
Other Investments
Professional Services	—	—	5,636	5,636
Short-Term Investments	—	12,835,527	—	12,835,527
Total Investments	17,796,192	257,415,964	5,636	275,217,792
Futures Contracts (unrealized appreciation)	16,923	—	—	16,923
Total	$17,813,115	$257,415,964	$5,636	$275,234,715
| 66

Notes to Financial Statements (continued)
September 30, 2025

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,360)	$ —	$(1,360)
Futures Contracts (unrealized depreciation)	(95,780)	—	—	(95,780)
Total	$(95,780)	$(1,360)	$ —	$(97,140)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or September 30, 2025:
Institutional High Income Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Other Investments
Professional Services	$ —	$ —	$ —	$108	$5,528	$ —	$ —	$ —	$5,636	$108
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include forward foreign currency contracts, futures contracts and option contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended September 30, 2025, the Funds engaged in forward foreign currency contracts for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts, purchased call options and written call options to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended September 30, 2025, the Funds used futures and option contracts to manage duration.
The following is a summary of derivative instruments for Fixed Income Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Investments at value[1]	Unrealized appreciation on futures contracts[2]	Total
Exchange-traded asset derivatives
Interest rate contracts	$464,069	$335,295	$799,364
67 |

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Options written at value	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[2]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$ —	$(3,241)	$ —	$(3,241)
Exchange-traded liability derivatives
Interest rate contracts	(563,675)	—	(1,282,529)	(1,846,204)
Total liability derivatives	$(563,675)	$(3,241)	$(1,282,529)	$(1,849,445)

1	Represents purchased options, at value.
2
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Fixed Income Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(547,316)	$ —	$(181,676)	$1,265,211
Foreign exchange contracts	—	(51,199)	—	—
Total	$(547,316)	$(51,199)	$(181,676)	$1,265,211

Net Change in Unrealized Appreciation (Depreciation) on:	Investments[1]	Forward foreign currency contracts	Futures contracts	Options written
Interest rate contracts	$(13,362)	$ —	$(1,284,974)	$(1,079)
Foreign exchange contracts	—	8,999	—	—
Total	$(13,362)	$8,999	$(1,284,974)	$(1,079)

1	Represents realized loss and change in unrealized appreciation (depreciation), respectively, for purchased options during the period.
The following is a summary of derivative instruments for Global Bond Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$126,878	$ —	$126,878
Exchange-traded asset derivatives
Interest rate contracts	—	260,455	260,455
Total asset derivatives	$126,878	$260,455	$387,333
| 68

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(476,648)	$ —	$(476,648)
Exchange-traded liability derivatives
Interest rate contracts	—	(300,010)	(300,010)
Total liability derivatives	$(476,648)	$(300,010)	$(776,658)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Bond Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(35,508)
Foreign exchange contracts	(373,173)	—
Total	$(373,173)	$(35,508)

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$18,462
Foreign exchange contracts	(124,403)	—
Total	$(124,403)	$18,462
Transactions in derivative instruments for Inflation Protected Securities Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(22,453)
The following is a summary of derivative instruments for Institutional High Income Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$16,923
69 |

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,360)	$ —	$(1,360)
Exchange-traded liability derivatives
Interest rate contracts	—	(95,780)	(95,780)
Total liability derivatives	$(1,360)	$(95,780)	$(97,140)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Institutional High Income Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$203,729
Foreign exchange contracts	(16,872)	—
Total	$(16,872)	$203,729

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(174,454)
Foreign exchange contracts	3,764	—
Total	$3,764	$(174,454)
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended September 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts	Options purchased	Options written
Fixed Income Fund	$334,349,132	$1,179,057	$27,669,512	$59,149,491
Global Bond Fund	53,254,389	62,756,220	—	—
Inflation Protected Securities Fund	953,003	—	—	—
Institutional High Income Fund	39,946,290	1,305,358	—	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forward and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among
| 70

Notes to Financial Statements (continued)
September 30, 2025
other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds’ ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of September 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Fixed Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(3,241)	$ —	$(3,241)	$ —	$(3,241)

Global Bond Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$19,007	$(19,007)	$ —	$ —	$ —
Deutsche Bank AG	6,668	—	6,668	—	6,668
Morgan Stanley Capital Services LLC	18,672	(18,672)	—	—	—
UBS AG	82,531	(10,130)	72,401	—	72,401
	$126,878	$(47,809)	$79,069	$ —	$79,069

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(230,877)	$19,007	$(211,870)	$ —	$(211,870)
Barclays Bank PLC	(1,688)	—	(1,688)	—	(1,688)
BNP Paribas SA	(24,738)	—	(24,738)	—	(24,738)
Citibank N.A.	(99,015)	—	(99,015)	80,000	(19,015)
Goldman Sachs Bank USA	(76,201)	—	(76,201)	—	(76,201)
HSBC Bank USA N.A.	(88)	—	(88)	—	(88)
Morgan Stanley Capital Services LLC	(20,610)	18,672	(1,938)	—	(1,938)
Royal Bank of Canada	(13,301)	—	(13,301)	—	(13,301)
UBS AG	(10,130)	10,130	—	—	—
	$(476,648)	$47,809	$(428,839)	$80,000	$(348,839)

Institutional High Income Fund
Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(1,360)	$ —	$(1,360)	$ —	$(1,360)
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the
71 |

Notes to Financial Statements (continued)
September 30, 2025
counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments and option contracts and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Fixed Income Fund	$80,243,951	$79,460,924	$233,603,174	$265,140,475
Global Bond Fund	55,385,865	75,138,018	166,015,456	178,434,419
Inflation Protected Securities Fund	39,677,778	53,555,561	28,684,749	25,112,478
Institutional High Income Fund	—	2,438,207	297,559,047	380,346,537
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Over $10 billion
Fixed Income Fund	0.50%	0.50%	0.50%	0.50%	0.50%
Global Bond Fund	0.52%	0.50%	0.48%	0.45%	0.40%
Inflation Protected Securities Fund	0.25%	0.25%	0.25%	0.25%	0.25%
Institutional High Income Fund	0.58%	0.58%	0.58%	0.58%	0.58%
Prior to July 1, 2025, Global Bond Fund paid a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
	Percentage of Average Daily Net Assets
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $5 billion	Over $10 billion
Global Bond Fund	0.55%	0.50%	0.48%	0.45%	0.40%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertaking are in effect until January 31, 2026 except for Global Bond Fund which is in effect until January 31, 2027, may be terminated before then only with the consent of the Funds’ Board of Trustees, and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, are net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
| 72

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Fixed Income Fund	0.65%	— %	— %
Global Bond Fund	0.67%	0.92%	0.62%
Inflation Protected Securities Fund	0.40%	0.65%	0.35%
Institutional High Income Fund	0.73%	— %	— %
Prior to July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Global Bond Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	0.69%	0.94%	0.64%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Fixed Income Fund	$2,188,771	$ —	$2,188,771	0.50%	0.50%
Global Bond Fund	1,816,765	299,027	1,517,738	0.54%	0.45%
Inflation Protected Securities Fund	253,982	201,730	52,252	0.25%	0.05%
Institutional High Income Fund	1,649,501	14,582	1,634,919	0.58%	0.57%

[1]	Management fee waivers are subject to possible recovery until September 30, 2026.
No expenses were recovered for any of the Funds during the year ended September 30, 2025 under the terms of the expense limitation agreements.
b. Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust.
Pursuant to Rule 12b-1 under the 1940 Act, Global Bond Fund and Inflation Protected Securities Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
73 |

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, the distribution fees for each Fund were as follows:
Fund	Retail Class
Global Bond Fund	$167,217
Inflation Protected Securities Fund	68,859
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Fixed Income Fund	$188,555
Global Bond Fund	144,251
Inflation Protected Securities Fund	43,771
Institutional High Income Fund	122,507
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Global Bond Fund	$220,547
Inflation Protected Securities Fund	77,869
Institutional High Income Fund	47,532
As of September 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Global Bond Fund	$3,015
Inflation Protected Securities Fund	1,269
Institutional High Income Fund	644
Sub-transfer agent fees attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a
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Notes to Financial Statements (continued)
September 30, 2025
retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
f. Affiliated Ownership. As of September 30, 2025, the percentage of each Fund’s net assets owned by affiliates is as follows:
Percentage of Net Assets
Inflation Protected Securities Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	5.92%
Institutional High Income Fund
Loomis Sayles Employees’ Profit Sharing Retirement Plan	8.31%
Loomis Sayles Non-Qualified Retirement Plans	10.40%
Loomis Sayles Employees	23.18%
41.89%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Inflation Protected Securities Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2025, Natixis Advisors reimbursed the Fund $2,821 for transfer agency expenses related to Class N shares.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses for Global Bond Fund and Inflation Protected Securities Fund attributable to Institutional Class and Retail Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2025, Global Bond Fund and Inflation Protected Securities Fund incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Class N
Global Bond Fund	$182,434	$70,939	$5,112
Inflation Protected Securities Fund	59,882	28,194	2,821
75 |

Notes to Financial Statements (continued)
September 30, 2025
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2025, none of the Funds had borrowings under this agreement.
10.Risk. Certain Funds’ investments in foreign securities, as applicable, may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Funds’ investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 6f)	Total Percentage of Ownership
Fixed Income Fund	6	64.00%	—	64.00%
Global Bond Fund	2	18.31%	—	18.31%
Inflation Protected Securities Fund	2	22.92%	5.92%	28.84%
Institutional High Income Fund	2	12.16%	41.89%	54.05%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
Fixed Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,058,200	$25,196,146	3,907,973	$45,782,321
Issued in connection with the reinvestment of distributions	2,030,491	23,310,032	1,647,461	18,830,483
Redeemed	(4,352,398)	(52,280,908)	(6,053,929)	(70,133,881)
Decrease from capital share transactions	(263,707)	$(3,774,730)	(498,495)	$(5,521,077)
| 76

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Global Bond Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	2,646,736	$39,494,063	2,032,104	$29,300,539
Redeemed	(4,012,488)	(58,896,322)	(6,287,263)	(89,473,795)
Net change	(1,365,752)	$(19,402,259)	(4,255,159)	$(60,173,256)
Retail Class
Issued from the sale of shares	932,906	$13,415,650	813,172	$11,122,985
Redeemed	(1,654,404)	(23,933,879)	(3,645,762)	(50,781,176)
Net change	(721,498)	$(10,518,229)	(2,832,590)	$(39,658,191)
Class N
Issued from the sale of shares	1,259,331	$18,847,887	1,316,532	$18,821,357
Redeemed	(1,980,883)	(29,268,372)	(1,440,886)	(20,641,641)
Net change	(721,552)	$(10,420,485)	(124,354)	$(1,820,284)
Decrease from capital share transactions	(2,808,802)	$(40,340,973)	(7,212,103)	$(101,651,731)

	Year Ended September 30, 2025		Year Ended September 30, 2024
Inflation Protected Securities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,869,916	$18,110,920	1,187,732	$11,335,551
Issued in connection with the reinvestment of distributions	250,154	2,409,992	237,804	2,274,270
Redeemed	(2,577,884)	(24,821,676)	(5,044,407)	(47,877,415)
Net change	(457,814)	$(4,300,764)	(3,618,871)	$(34,267,594)
Retail Class
Issued from the sale of shares	471,997	$4,558,951	464,079	$4,404,762
Issued in connection with the reinvestment of distributions	116,052	1,115,968	91,632	874,153
Redeemed	(413,808)	(3,986,010)	(894,964)	(8,440,079)
Net change	174,241	$1,688,909	(339,253)	$(3,161,164)
Class N
Issued from the sale of shares	633,205	$6,114,467	687,801	$6,584,465
Issued in connection with the reinvestment of distributions	66,492	640,732	56,604	541,867
Redeemed	(1,201,907)	(11,600,447)	(579,110)	(5,512,159)
Net change	(502,210)	$(4,845,248)	165,295	$1,614,173
Decrease from capital share transactions	(785,783)	$(7,457,103)	(3,792,829)	$(35,814,585)

	Year Ended September 30, 2025		Year Ended September 30, 2024
Institutional High Income Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,339,543	$7,722,084	892,623	$4,929,484
Issued in connection with the reinvestment of distributions	2,455,189	13,699,955	2,913,343	15,702,920
Redeemed	(14,617,343)	(82,801,088)	(4,824,993)	(27,069,779)
Decrease from capital share transactions	(10,822,611)	$(61,379,049)	(1,019,027)	$(6,437,375)
77 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles Institutional High Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Fixed Income Fund, Loomis Sayles Global Bond Fund, Loomis Sayles Inflation Protected Securities Fund, and Loomis Sayles Institutional High Income Fund (four of the funds constituting Loomis Sayles Funds I, hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
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2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the fiscal year ended September 30, 2025, a percentage of dividends distributed by the Funds listed below qualify for the dividends received deduction for corporate shareholders. These percentages are as follows:
Fund	Qualifying Percentage
Fixed Income Fund	3.25%
Institutional High Income Fund	4.89%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Funds below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Funds pay a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Fixed Income Fund
Institutional High Income Fund
Section 163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends.
Fund
Fixed Income Fund
Inflation Protected Securities Fund
Institutional High Income Fund
79 |

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser, as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
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After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Fixed Income Fund	71%	83%	78%
Loomis Sayles Global Bond Fund	70%	78%	50%
Loomis Sayles Inflation Protected Securities Fund	75%	72%	45%
Loomis Sayles Institutional High Income Fund	15%	80%	65%
In the case of each Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant benchmark for the one-year period ended December 31, 2024; (3) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved; (4) that the Fund’s performance over the one-year period was stronger relative to its category; and (5) that the Fund’s performance over the five- and ten-year periods was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), if any, as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds included have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Fixed Income Fund and Loomis Sayles Institutional High Income Fund were below each Fund’s expense limitation. The Trustees also noted that management had proposed to reduce the advisory fee rate and the expense limitation for Loomis Sayles Global Bond Fund, effective as of July 1, 2025. The Trustees also noted that Loomis Sayles Fixed Income Fund and Loomis Sayles Inflation Protected Securities Fund had total advisory fee rates that were at or below the medians of their respective peer groups of
81 |

funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees noted that each of Loomis Sayles Global Bond Fund and Loomis Sayles Institutional High Income Fund had a total advisory fee rate that was above the median of a peer group of funds. In this regard, the Trustees considered the factors that management believed justified the relatively higher advisory fee rates, including that: (1) the Fund’s advisory fee was only three basis points higher than the median of a peer group of funds; (2) the Fund has a more flexible investment strategy relative to its peer group of funds; (3) the Fund’s overall net expenses are consistent with its peer group; and (4) management had proposed to reduce the expense limitation by two basis points and to reduce the advisory fee schedule of Loomis Sayles Global Bond Fund, which is expected to reduce the Fund’s effective advisory fee rate by three basis points and align the Fund’s advisory fee rate with that of the Fund’s peer group median.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that the Loomis Sayles Global Bond Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements (with respect to Loomis Sayles Global Bond Fund, reflecting the reduction in the advisory fee described above) should be continued through June 30, 2026.
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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
M-LSFIA-0925

Loomis Sayles High Income Opportunities Fund
Loomis Sayles Securitized Asset Fund
Annual Financial Statements and Other Important Information
September 30, 2025

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 83.5% of Net Assets

Non-Convertible Bonds — 82.3%
	ABS Car Loan — 0.1%
$270,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	$273,701
	ABS Home Equity — 0.0%
82,989	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1 mo. USD SOFR + 0.774%, 4.908%, 9/19/2045(b)	43,246
	Aerospace & Defense — 1.4%
545,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(a)	559,730
255,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(a)	262,471
630,000	TransDigm, Inc., 4.625%, 1/15/2029	617,383
800,000	TransDigm, Inc., 6.250%, 1/31/2034(a)	822,735
1,300,000	TransDigm, Inc., 6.375%, 3/01/2029(a)	1,329,121
190,000	TransDigm, Inc., 6.375%, 5/31/2033(a)	192,136
260,000	TransDigm, Inc., 6.750%, 8/15/2028(a)	265,263
90,000	TransDigm, Inc., 6.875%, 12/15/2030(a)	93,252
		4,142,091
	Automotive — 1.2%
1,145,000	General Motors Financial Co., Inc., Series A, (fixed rate to 9/30/2027, variable rate thereafter), 5.750%(c)	1,134,537
200,000	Nissan Motor Co. Ltd., 4.810%, 9/17/2030(a)	188,417
605,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(a)	590,407
1,285,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	1,300,921
235,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(a)	224,991
155,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	153,492
		3,592,765
	Banking — 0.7%
400,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2041, variable rate thereafter), 4.950%, 6/01/2042(a)	338,908
1,610,000	Synchrony Financial, 7.250%, 2/02/2033	1,718,022
		2,056,930
	Brokerage — 1.3%
770,000	Jane Street Group/JSG Finance, Inc., 6.750%, 5/01/2033(a)	799,748
180,000	Jane Street Group/JSG Finance, Inc., 7.125%, 4/30/2031(a)	188,801
1,540,000	Osaic Holdings, Inc., 6.750%, 8/01/2032(a)	1,590,567
1,115,000	Osaic Holdings, Inc., 8.000%, 8/01/2033(a)	1,155,583
		3,734,699
Principal Amount	Description	Value (†)

	Building Materials — 1.8%
$1,695,000	AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/2033(a)	$1,764,137
2,130,000	Builders FirstSource, Inc., 6.750%, 5/15/2035(a)	2,224,002
1,255,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(a)	1,299,984
		5,288,123
	Cable Satellite — 9.4%
3,290,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030(a)	3,156,975
1,135,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.000%, 2/01/2028(a)	1,124,070
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029(a)	595,999
1,045,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	684,323
200,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	130,055
1,235,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	433,296
990,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	867,918
2,375,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	904,353
280,000	CSC Holdings LLC, 6.500%, 2/01/2029(a)	206,941
885,000	CSC Holdings LLC, 7.500%, 4/01/2028(a)	640,897
2,950,000	CSC Holdings LLC, 11.250%, 5/15/2028(a)	2,730,986
1,765,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	1,750,368
175,000	Directv Financing LLC, 8.875%, 2/01/2030(a)	172,851
2,675,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(a)	2,671,073
3,005,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	2,952,696
430,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	412,215
1,975,000	DISH DBS Corp., 7.750%, 7/01/2026	1,956,142
205,000	DISH Network Corp., 11.750%, 11/15/2027(a)	216,943
5,180,457	EchoStar Corp., 10.750%, 11/30/2029	5,699,383
		27,307,484
	Chemicals — 2.0%
1,745,000	Ashland, Inc., 3.375%, 9/01/2031(a)	1,545,672
280,000	Chemours Co., 4.625%, 11/15/2029(a)	252,968
2,380,000	Chemours Co., 5.750%, 11/15/2028(a)	2,321,392
805,000	Hercules LLC, 6.500%, 6/30/2029	808,083
1,032,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(a)	1,035,410
		5,963,525
	Construction Machinery — 1.1%
495,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	514,216
565,000	Herc Holdings, Inc., 7.250%, 6/15/2033(a)	590,317
155,000	United Rentals North America, Inc., 3.750%, 1/15/2032	143,589
1,440,000	United Rentals North America, Inc., 3.875%, 2/15/2031	1,362,269
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Construction Machinery — continued
$630,000	United Rentals North America, Inc., 4.000%, 7/15/2030	$602,594
35,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	36,394
		3,249,379
	Consumer Cyclical Services — 0.8%
2,350,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	2,198,034
45,000	TriNet Group, Inc., 7.125%, 8/15/2031(a)	46,481
		2,244,515
	Consumer Products — 0.8%
935,000	Newell Brands, Inc., 8.500%, 6/01/2028(a)	988,983
585,000	Whirlpool Corp., 6.125%, 6/15/2030	589,582
785,000	Whirlpool Corp., 6.500%, 6/15/2033	783,384
		2,361,949
	Diversified Manufacturing — 1.4%
770,000	Esab Corp., 6.250%, 4/15/2029(a)	791,023
2,340,000	Resideo Funding, Inc., 4.000%, 9/01/2029(a)	2,235,191
900,000	Resideo Funding, Inc., 6.500%, 7/15/2032(a)	922,415
		3,948,629
	Electric — 0.4%
135,000	NRG Energy, Inc., 5.250%, 6/15/2029(a)	134,563
428,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	427,563
530,000	NRG Energy, Inc., 6.000%, 2/01/2033(a)	538,253
		1,100,379
	Environmental — 0.7%
95,000	Clean Harbors, Inc., 4.875%, 7/15/2027(a)	94,920
505,000	Clean Harbors, Inc., 5.125%, 7/15/2029(a)	500,803
395,000	Clean Harbors, Inc., 6.375%, 2/01/2031(a)	404,494
500,000	GFL Environmental, Inc., 4.000%, 8/01/2028(a)	488,140
305,000	GFL Environmental, Inc., 4.375%, 8/15/2029(a)	297,561
230,000	GFL Environmental, Inc., 6.750%, 1/15/2031(a)	240,677
		2,026,595
	Finance Companies — 2.2%
1,740,000	Azorra Finance Ltd., 7.250%, 1/15/2031(a)	1,811,846
975,000	Azorra Finance Ltd., 7.750%, 4/15/2030(a)	1,026,079
330,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(a)	339,959
295,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(a)	309,204
1,035,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(a)	1,100,776
1,040,000	Freedom Mortgage Holdings LLC, 9.250%, 2/01/2029(a)	1,094,263
855,000	GGAM Finance Ltd., 5.875%, 3/15/2030(a)	865,685
		6,547,812
Principal Amount	Description	Value (†)

	Financial Other — 0.4%
$400,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025(d)	$22,756
725,000	Burford Capital Global Finance LLC, 7.500%, 7/15/2033(a)	737,760
200,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	7,000
205,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	6,222
429,065	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	12,872
226,880	CFLD Cayman Investment Ltd., 2.500%, 1/31/2031(a)(e)	6,806
49,972	CFLD Cayman Investment Ltd., Zero Coupon, 1/31/2031(a)	1,235
200,000	China Evergrande Group, 8.750%, 6/28/2025(d)	2,750
200,000	China Evergrande Group, 9.500%, 4/11/2022(d)	2,750
465,055	Easy Tactic Ltd., 7.500% PIK and/or 6.500% Cash, 7/11/2027(d)(f)	11,891
195,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	191,675
92,464	Kaisa Group Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 12/28/2028(a)(f)	1,965
154,107	Kaisa Group Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 12/28/2029(a)(f)	2,890
184,929	Kaisa Group Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 12/28/2030(a)(f)	2,543
277,394	Kaisa Group Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 12/28/2031(a)(f)	3,121
259,911	Kaisa Group Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 12/28/2032(a)(f)	2,924
61,642	Kaisa Group Holdings Ltd., 7.721% PIK and/or 6.721% Cash, 12/28/2028(a)(f)	1,541
210,000	KWG Group Holdings Ltd., 6.300%, 2/13/2026(d)	13,049
6,050	Shimao Group Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 7/21/2031(a)(f)	253
74,922	Sunac China Holdings Ltd., 6.000% PIK and/or 5.000% Cash, 9/30/2026(a)(d)(f)	10,900
75,104	Sunac China Holdings Ltd., 6.250% PIK and/or 5.250% Cash, 9/30/2027(a)(d)(f)	11,266
150,572	Sunac China Holdings Ltd., 6.500% PIK and/or 5.500% Cash, 9/30/2027(a)(d)(f)	22,209
226,405	Sunac China Holdings Ltd., 6.750% PIK and/or 5.750% Cash, 9/30/2028(a)(d)(f)	33,911
226,953	Sunac China Holdings Ltd., 7.000% PIK and/or 6.000% Cash, 9/30/2029(a)(d)(f)	34,043
106,874	Sunac China Holdings Ltd., 7.250% PIK and/or 6.250% Cash, 9/30/2030(a)(d)(f)	16,065
205,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	6,663
630,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	21,105
62,893	Yuzhou Group Holdings Co. Ltd., 1.000% PIK and/or 0.000% Cash, 6/30/2034(f)	342
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Financial Other — continued
$66,841	Yuzhou Group Holdings Co. Ltd., 4.000% PIK and/or 0.000% Cash, 6/30/2028(f)	$2,421
116,395	Yuzhou Group Holdings Co. Ltd., 4.500% PIK and/or 0.000% Cash, 6/30/2029(f)	3,280
155,360	Yuzhou Group Holdings Co. Ltd., 5.000% PIK and/or 0.000% Cash, 6/30/2030(f)	3,332
217,938	Yuzhou Group Holdings Co. Ltd., 5.500% PIK and/or 0.000% Cash, 6/30/2031(f)	3,186
78,839	Yuzhou Group Holdings Co. Ltd., 7.000% PIK and/or 6.000% Cash, 6/30/2027(f)	10,091
820,000	Zhenro Properties Group Ltd., 6.630%, 1/07/2026(d)	2,017
210,000	Zhenro Properties Group Ltd., 6.700%, 8/04/2026(d)	525
		1,213,359
	Food & Beverage — 2.2%
275,000	HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/01/2029(a)	241,791
150,000	Lamb Weston Holdings, Inc., 4.125%, 1/31/2030(a)	144,033
1,305,000	Lamb Weston Holdings, Inc., 4.375%, 1/31/2032(a)	1,233,384
390,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(a)	388,586
2,025,000	Performance Food Group, Inc., 4.250%, 8/01/2029(a)	1,967,058
295,000	Post Holdings, Inc., 4.500%, 9/15/2031(a)	275,603
230,000	Post Holdings, Inc., 4.625%, 4/15/2030(a)	221,723
145,000	Post Holdings, Inc., 5.500%, 12/15/2029(a)	144,421
1,695,000	Post Holdings, Inc., 6.250%, 2/15/2032(a)	1,742,257
80,000	Post Holdings, Inc., 6.375%, 3/01/2033(a)	80,745
		6,439,601
	Gaming — 0.6%
1,625,000	Genting New York LLC/GENNY Capital, Inc., 7.250%, 10/01/2029(a)	1,678,562
	Health Care REITs — 0.4%
530,000	MPT Operating Partnership LP/MPT Finance Corp., 3.500%, 3/15/2031	389,820
605,000	MPT Operating Partnership LP/MPT Finance Corp., 8.500%, 2/15/2032(a)	642,850
		1,032,670
	Health Insurance — 1.0%
1,365,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(a)	1,263,152
1,235,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	1,120,672
535,000	Molina Healthcare, Inc., 6.250%, 1/15/2033(a)	540,943
		2,924,767
	Healthcare — 2.2%
1,080,000	Avantor Funding, Inc., 3.875%, 11/01/2029(a)	1,027,042
Principal Amount	Description	Value (†)

	Healthcare — continued
$745,000	DaVita, Inc., 3.750%, 2/15/2031(a)	$682,344
180,000	DaVita, Inc., 4.625%, 6/01/2030(a)	172,510
975,000	HAH Group Holding Co. LLC, 9.750%, 10/01/2031(a)	926,327
910,000	Hologic, Inc., 3.250%, 2/15/2029(a)	878,688
85,000	Hologic, Inc., 4.625%, 2/01/2028(a)	84,367
890,000	LifePoint Health, Inc., 5.375%, 1/15/2029(a)	847,725
290,000	Owens & Minor, Inc., 6.625%, 4/01/2030(a)	239,250
1,465,000	Radiology Partners, Inc., 8.500%, 7/15/2032(a)	1,516,035
		6,374,288
	Home Construction — 0.6%
200,000	Corp. GEO SAB de CV, 8.875%, 3/27/2022(a)(d)(g)	—
1,295,000	Taylor Morrison Communities, Inc., 5.125%, 8/01/2030(a)	1,290,857
345,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028(a)	349,815
		1,640,672
	Independent Energy — 4.7%
575,000	Chord Energy Corp., 6.000%, 10/01/2030(a)	570,996
2,785,000	Chord Energy Corp., 6.750%, 3/15/2033(a)	2,821,731
1,915,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	1,983,298
1,675,000	Civitas Resources, Inc., 8.750%, 7/01/2031(a)	1,716,056
150,000	Crescent Energy Finance LLC, 7.375%, 1/15/2033(a)	146,050
655,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	650,476
150,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028	147,352
35,000	Leviathan Bond Ltd., 6.500%, 6/30/2027	35,068
1,270,000	Matador Resources Co., 6.250%, 4/15/2033(a)	1,275,968
420,000	Matador Resources Co., 6.500%, 4/15/2032(a)	424,019
1,150,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(a)	1,166,237
1,300,000	Northern Oil & Gas, Inc., 8.750%, 6/15/2031(a)	1,343,023
635,000	Saturn Oil & Gas, Inc., 9.625%, 6/15/2029(a)	657,836
880,000	SM Energy Co., 6.750%, 8/01/2029(a)	884,218
		13,822,328
	Industrial Other — 1.2%
495,000	Arcosa, Inc., 4.375%, 4/15/2029(a)	481,331
360,000	Arcosa, Inc., 6.875%, 8/15/2032(a)	376,017
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Industrial Other — continued
$190,000	Brundage-Bone Concrete Pumping Holdings, Inc., 7.500%, 2/01/2032(a)	$191,966
2,537,000	TopBuild Corp., 5.625%, 1/31/2034(a)	2,527,778
		3,577,092
	Leisure — 1.1%
1,695,000	Kingpin Intermediate Holdings LLC, 7.250%, 10/15/2032(a)	1,610,548
1,550,000	Lindblad Expeditions LLC, 7.000%, 9/15/2030(a)	1,579,899
		3,190,447
	Life Insurance — 0.6%
1,770,000	APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/01/2029(a)	1,847,207
	Lodging — 3.0%
1,945,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(a)	1,779,880
205,000	Hilton Domestic Operating Co., Inc., 4.000%, 5/01/2031(a)	194,010
2,530,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(a)	2,569,605
2,135,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	2,060,171
880,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	850,183
695,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	669,889
5,000	Travel & Leisure Co., 6.000%, 4/01/2027	5,072
775,000	Travel & Leisure Co., 6.125%, 9/01/2033(a)	772,636
		8,901,446
	Media Entertainment — 3.0%
1,220,000	Discovery Communications LLC, 3.625%, 5/15/2030	1,127,043
530,000	Discovery Communications LLC, 6.350%, 6/01/2040	486,365
1,130,000	Dotdash Meredith, Inc., 7.625%, 6/15/2032(a)	1,119,491
264,000	iHeartCommunications, Inc., 7.000%, 1/15/2031(a)	207,367
382,750	iHeartCommunications, Inc., 7.750%, 8/15/2030(a)	317,939
344,000	Lamar Media Corp., 5.375%, 11/01/2033(a)	341,469
1,920,000	Paramount Global, (fixed rate to 3/30/2027, variable rate thereafter), 6.375%, 3/30/2062	1,916,796
2,877,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	2,636,051
635,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	506,609
		8,659,130
Principal Amount	Description	Value (†)

	Metals & Mining — 2.2%
$370,000	Commercial Metals Co., 3.875%, 2/15/2031	$344,923
925,000	Commercial Metals Co., 4.125%, 1/15/2030	887,433
880,000	Commercial Metals Co., 4.375%, 3/15/2032	830,520
1,090,000	First Quantum Minerals Ltd., 9.375%, 3/01/2029(a)	1,155,209
145,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	138,437
615,000	GrafTech Finance, Inc., 4.625%, 12/23/2029(a)	432,978
175,000	Mineral Resources Ltd., 8.000%, 11/01/2027(a)	178,376
120,000	Mineral Resources Ltd., 8.125%, 5/01/2027(a)	119,996
2,210,000	Mineral Resources Ltd., 9.250%, 10/01/2028(a)	2,315,658
		6,403,530
	Midstream — 4.5%
1,620,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031(a)	1,604,941
500,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 7.500%, 12/15/2033(a)	542,600
1,350,000	Energy Transfer LP, (fixed rate to 2/15/2029, variable rate thereafter), 8.000%, 5/15/2054	1,442,640
185,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(a)	166,690
115,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(a)	108,542
2,910,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(a)(c)	2,884,042
2,080,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(a)	2,189,527
1,080,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(a)	1,147,151
2,120,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	2,342,621
565,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	637,720
		13,066,474
	Non-Agency Commercial Mortgage-Backed Securities — 1.1%
91,504	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1 mo. USD SOFR + 3.614%, 7.765%, 11/15/2031(a)(b)	28,278
320,266	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1 mo. USD SOFR + 4.614%, 8.765%, 11/15/2031(a)(b)	65,879
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$590,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.864%, 5/10/2047(a)(b)	$528,994
383,003	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045(a)	367,683
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037(a)	536,426
110,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.314%, 8/10/2044(a)(b)	96,974
100,000	GS Mortgage Securities Trust, Series 2013-GC13, Class C, 4.004%, 7/10/2046(a)(b)	92,375
170,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.726%, 6/10/2047(a)(b)	32,133
465,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046(a)(b)	438,933
295,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.424%, 10/15/2030(a)(b)	175,171
91,798	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	55,492
320,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(g)	3,200
350,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(e)(g)	1,750
145,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.248%, 11/15/2059(b)	126,749
158,612	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 6.050%, 3/15/2044(a)(b)	57,100
205,000	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.150%, 6/15/2044(a)(b)	193,174
530,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.455%, 12/15/2045(b)	460,045
		3,260,356
	Oil Field Services — 1.8%
410,000	Oceaneering International, Inc., 6.000%, 2/01/2028	415,071
380,000	Oceaneering International, Inc., 6.000%, 2/01/2028	384,700
242,231	Transocean Aquila Ltd., 8.000%, 9/30/2028(a)	249,165
Principal Amount	Description	Value (†)

	Oil Field Services — continued
$16,000	Transocean International Ltd., 8.000%, 2/01/2027(a)	$15,978
198,333	Transocean Titan Financing Ltd., 8.375%, 2/01/2028(a)	203,213
2,132,000	WBI Operating LLC, 6.250%, 10/15/2030(a)	2,132,000
1,729,000	Weatherford International Ltd., 6.750%, 10/15/2033(a)	1,730,202
		5,130,329
	Other REITs — 0.2%
575,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.375%, 9/30/2030(a)	575,000
	Packaging — 2.0%
1,205,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.250%, 9/01/2028(a)	1,144,771
4,550,000	Ball Corp., 5.500%, 9/15/2033	4,598,908
200,000	Mauser Packaging Solutions Holding Co., 7.875%, 4/15/2027(a)	201,961
		5,945,640
	Pharmaceuticals — 2.7%
2,080,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	1,861,600
640,000	Bausch Health Cos., Inc., 11.000%, 9/30/2028(a)	665,612
390,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	408,361
3,275,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	2,444,166
320,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	321,700
300,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	312,446
790,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	862,123
200,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	228,674
655,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	674,590
		7,779,272
	Property & Casualty Insurance — 5.9%
2,400,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.500%, 10/01/2031(a)	2,453,838
1,180,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(a)	1,219,209
850,000	AmWINS Group, Inc., 6.375%, 2/15/2029(a)	867,282
1,120,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(a)	1,146,484
3,420,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	3,578,650
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Property & Casualty Insurance — continued
$2,230,000	Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.125%, 5/15/2031(a)	$2,314,852
2,600,000	Jones Deslauriers Insurance Management, Inc., 6.875%, 10/01/2033(a)	2,586,371
1,030,000	Liberty Mutual Group, Inc., 4.300%, 2/01/2061(a)	654,648
1,185,000	Panther Escrow Issuer LLC, 7.125%, 6/01/2031(a)	1,232,540
1,275,000	Ryan Specialty LLC, 5.875%, 8/01/2032(a)	1,289,262
		17,343,136
	Restaurants — 2.7%
1,540,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(a)	1,503,115
1,490,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(a)	1,404,211
460,000	1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/2028(a)	451,987
30,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(a)	30,361
1,115,000	1011778 BC ULC/New Red Finance, Inc., 6.125%, 6/15/2029(a)	1,140,089
1,110,000	Yum! Brands, Inc., 3.625%, 3/15/2031	1,036,454
290,000	Yum! Brands, Inc., 4.625%, 1/31/2032	281,769
1,980,000	Yum! Brands, Inc., 4.750%, 1/15/2030(a)	1,967,717
		7,815,703
	Retailers — 3.0%
2,515,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(a)	2,459,871
360,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(a)	379,800
1,025,000	Murphy Oil USA, Inc., 3.750%, 2/15/2031(a)	953,305
2,310,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(a)	2,313,433
630,000	Rakuten Group, Inc., 9.750%, 4/15/2029(a)	708,413
200,000	Rakuten Group, Inc., 9.750%, 4/15/2029	224,893
1,932,778	SGUS LLC, 11.000%, 12/15/2029(a)	1,821,983
		8,861,698
	Technology — 9.0%
1,250,000	Block, Inc., 3.500%, 6/01/2031	1,163,278
1,490,000	Block, Inc., 6.500%, 5/15/2032	1,542,159
275,000	CommScope LLC, 9.500%, 12/15/2031(a)	284,653
40,000	Entegris, Inc., 3.625%, 5/01/2029(a)	38,017
315,000	Entegris, Inc., 4.375%, 4/15/2028(a)	308,213
1,940,000	Fair Isaac Corp., 6.000%, 5/15/2033(a)	1,964,140
295,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(a)	279,506
640,955	GoTo Group, Inc., 5.500%, 5/01/2028(a)	519,174
1,020,000	Imola Merger Corp., 4.750%, 5/15/2029(a)	992,077
1,140,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	1,088,160
740,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	728,491
345,000	Iron Mountain, Inc., 5.250%, 7/15/2030(a)	341,194
Principal Amount	Description	Value (†)

	Technology — continued
$205,000	Iron Mountain, Inc., 7.000%, 2/15/2029(a)	$211,259
855,000	Neptune Bidco U.S., Inc., 9.290%, 4/15/2029(a)	839,345
35,000	Open Text Corp., 3.875%, 12/01/2029(a)	33,084
2,315,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(a)	2,192,992
975,000	Open Text Holdings, Inc., 4.125%, 12/01/2031(a)	901,675
1,145,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	1,161,397
284,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	274,457
1,194,000	Science Applications International Corp., 5.875%, 11/01/2033(a)	1,194,371
780,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(a)	754,594
495,000	Seagate Data Storage Technology Pte. Ltd., 4.125%, 1/15/2031(a)	458,214
145,000	Seagate Data Storage Technology Pte. Ltd., 5.750%, 12/01/2034(a)	144,711
900,000	Seagate Data Storage Technology Pte. Ltd., 5.875%, 7/15/2030(a)	915,674
140,000	Seagate Data Storage Technology Pte. Ltd., 8.250%, 12/15/2029(a)	148,204
1,295,000	Sensata Technologies BV, 4.000%, 4/15/2029(a)	1,242,776
1,815,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	1,675,025
540,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(a)	521,184
265,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(a)	274,216
105,898	Wolfspeed, Inc., 7.000%, 6/15/2031	21,528
2,085,000	Zebra Technologies Corp., 6.500%, 6/01/2032(a)	2,141,454
2,087,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	1,966,972
		26,322,194
	Wirelines — 0.9%
665,000	Altice Financing SA, 5.000%, 1/15/2028(a)	517,037
94,000	Fibercop SpA, 6.000%, 9/30/2034(a)	89,597
465,000	Fibercop SpA, 7.200%, 7/18/2036(a)	468,431
282,000	Fibercop SpA, Series 2033, 6.375%, 11/15/2033(a)	279,879
1,355,000	Level 3 Financing, Inc., 4.250%, 7/01/2028(a)	1,266,900
		2,621,844
	Total Non-Convertible Bonds (Identified Cost $243,997,671)	240,308,567

Convertible Bonds — 1.2%
	Cable Satellite — 0.5%
543,146	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(f)	1,336,139
	Consumer Cyclical Services — 0.1%
52,000	DoorDash, Inc., Zero Coupon, 5/15/2030(a)	59,098
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Consumer Cyclical Services — continued
$21,000	Lyft, Inc., Zero Coupon, 9/15/2030(a)	$25,336
50,000	MakeMyTrip Ltd., Zero Coupon, 7/01/2030(a)	51,622
34,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028	49,980
		186,036
	Diversified Manufacturing — 0.1%
27,000	Advanced Energy Industries, Inc., 2.500%, 9/15/2028	37,381
51,000	Itron, Inc., 1.375%, 7/15/2030	58,446
		95,827
	Electric — 0.0%
31,000	Evergy, Inc., 4.500%, 12/15/2027	38,951
35,000	FirstEnergy Corp., 3.875%, 1/15/2031(a)	37,765
		76,716
	Financial Other — 0.0%
46,235	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2025(a)	1,156
61,642	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2026(a)	1,387
77,056	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2027(a)	1,445
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2028(a)	2,312
123,285	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2029(a)	2,312
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2030(a)	2,890
154,107	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2031(a)	2,889
290,733	Kaisa Group Holdings Ltd., Zero Coupon, 12/31/2032(a)	5,451
661,380	Shimao Group Holdings Ltd., Zero Coupon, 7/21/2026(a)	36,865
88,172	Sunac China Holdings Ltd., 1.000% PIK and/or 0.000% Cash, 9/30/2032(a)(d)(f)	11,462
		68,169
	Food & Beverage — 0.1%
80,000	Post Holdings, Inc., 2.500%, 8/15/2027	89,760
	Independent Energy — 0.0%
39,000	Northern Oil & Gas, Inc., 3.625%, 4/15/2029	39,059
	Industrial Other — 0.0%
27,000	Fluor Corp., 1.125%, 8/15/2029	32,036
15,000	Granite Construction, Inc., 3.750%, 5/15/2028	36,090
		68,126
	Leisure — 0.0%
48,000	NCL Corp. Ltd., 0.875%, 4/15/2030(a)	56,490
Principal Amount	Description	Value (†)

	Media Entertainment — 0.0%
$17,000	Sea Ltd., 2.375%, 12/01/2025	$33,566
17,000	Spotify USA, Inc., Zero Coupon, 3/15/2026	23,231
		56,797
	Midstream — 0.0%
40,000	UGI Corp., 5.000%, 6/01/2028	51,127
	Retailers — 0.0%
23,000	Freshpet, Inc., 3.000%, 4/01/2028	25,852
	Technology — 0.4%
22,000	Cloudflare, Inc., Zero Coupon, 6/15/2030(a)	24,981
36,000	Commvault Systems, Inc., Zero Coupon, 9/15/2030(a)	37,231
100,000	CyberArk Software Ltd., Zero Coupon, 6/15/2030(a)	111,040
81,000	Datadog, Inc., Zero Coupon, 12/01/2029(a)	80,190
38,000	Euronet Worldwide, Inc., 0.625%, 10/01/2030(a)	36,195
68,000	Global Payments, Inc., 1.500%, 3/01/2031	62,237
61,000	Guidewire Software, Inc., 1.250%, 11/01/2029(a)	70,944
8,000	InterDigital, Inc., 3.500%, 6/01/2027	35,772
32,000	Nova Ltd., Zero Coupon, 9/15/2030(a)	38,469
59,000	Nutanix, Inc., 0.500%, 12/15/2029(a)	66,416
78,000	Rubrik, Inc., Zero Coupon, 6/15/2030(a)	78,897
14,000	Seagate HDD Cayman, 3.500%, 6/01/2028	40,320
43,000	Snowflake, Inc., Zero Coupon, 10/01/2029	67,317
41,000	Tyler Technologies, Inc., 0.250%, 3/15/2026	44,998
25,000	Wix.com Ltd., Zero Coupon, 9/15/2030(a)	27,300
84,000	Wolfspeed, Inc., 2.500%, 6/15/2031	200,760
57,000	Wolfspeed, Inc., 2.500%, 6/15/2031(a)	136,230
54,000	Zscaler, Inc., Zero Coupon, 7/15/2028(a)	53,541
		1,212,838
	Total Convertible Bonds (Identified Cost $2,585,575)	3,362,936
	Total Bonds and Notes (Identified Cost $246,583,246)	243,671,503

Senior Loans — 7.6%
	Automotive — 0.1%
278,000	First Brands Group LLC, 2021 Term Loan, 3/30/2027(d)(h)	97,797
215,000	First Brands Group LLC, 2022 Incremental Term Loan, 3/30/2027(d)(h)	75,721
		173,518
	Brokerage — 0.7%
520,414	Advisor Group, Inc., 2025 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 7/30/2032(b)(i)	520,029
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)

	Brokerage — continued
$719,627	Edelman Financial Center LLC, 2024 Term Loan, 1 mo. USD SOFR + 3.000%, 7.163%, 4/07/2028(b)(i)	$719,885
803,031	Russell Investments US Inst'l Holdco, Inc., 2024 PIK Term Loan, 1.500% PIK and/or 3 mo. USD SOFR + 5.000% Cash, 5/30/2027(b)(f)(i)	767,899
		2,007,813
	Chemicals — 0.1%
346,292	Chemours Co., 2023 USD Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/18/2028(b)	345,427
	Consumer Cyclical Services — 1.8%
1,248,478	Horizon U.S. Finco LP, Term Loan B, 3 mo. USD SOFR + 4.500%, 8.808%, 10/31/2031(b)(i)	1,221,948
1,889,103	PUG LLC, 2024 Extended Term Loan B, 3/15/2030(h)	1,869,418
1,030,666	PUG LLC, 2024 Extended Term Loan B, 1 mo. USD SOFR + 4.750%, 8.913%, 3/15/2030(b)	1,019,927
689,265	Ryan LLC, Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 11/14/2030(b)(i)	690,127
444,994	VT Topco, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 3.000%, 7.163%, 8/09/2030(b)(i)	430,532
		5,231,952
	Financial Other — 0.4%
855,808	Dechra Pharmaceuticals Holdings Ltd., USD Term Loan B, 6 mo. USD SOFR + 3.250%, 7.447%, 1/27/2032(b)(i)	857,058
257,319	Mermaid Bidco, Inc., 2024 USD Term Loan B, 3 mo. USD SOFR + 3.250%, 7.571%, 7/03/2031(b)(i)	256,729
		1,113,787
	Healthcare — 1.2%
1,810,692	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(b)(i)	1,809,189
44,200	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(j)	44,266
1,149	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	1,151
351,711	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	352,238
582,749	Inception Holdco SARL, 2025 Repriced Term Loan, 4/18/2031(h)	585,663
567,508	IVC Acquisition Ltd., 2025 USD Repriced Term Loan B, 3 mo. USD SOFR + 3.750%, 7.752%, 12/12/2028(b)(i)	569,755
		3,362,262
Principal Amount	Description	Value (†)

	Metals & Mining — 0.3%
$312,667	GrafTech Finance, Inc., 2024 Delayed Draw Term Loan, 3.750%, 12/21/2029(j)	$317,513
547,167	GrafTech Finance, Inc., 2024 Term Loan, 1 mo. USD SOFR + 6.000%, 10.158%, 12/21/2029(b)(i)	555,649
		873,162
	Property & Casualty Insurance — 1.0%
980,653	Acrisure LLC, 2024 1st Lien Term Loan B6, 1 mo. USD SOFR + 3.000%, 7.163%, 11/06/2030(b)(i)	977,898
716,226	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(b)(i)	712,050
574,270	Asurion LLC, 2023 Term Loan B11, 1 mo. USD SOFR + 4.250%, 8.513%, 8/19/2028(b)(i)	575,907
557,380	Truist Insurance Holdings LLC, 2nd Lien Term Loan, 3 mo. USD SOFR + 4.750%, 8.752%, 5/06/2032(b)(i)	566,961
		2,832,816
	Retailers — 0.2%
725,000	Evergreen Acqco 1 LP, 2025 Term Loan B, 3 mo. USD SOFR + 3.000%, 7.026%, 9/17/2032(b)(i)	725,000
	Technology — 1.7%
713,175	CommScope, Inc., 2024 Term Loan, 1 mo. USD SOFR + 4.750%, 8.913%, 12/17/2029(b)(i)	721,199
1,321,120	First Advantage Holdings LLC, 2025 Repriced Term Loan B, 1 mo. USD SOFR + 2.750%, 6.913%, 10/31/2031(b)(i)	1,286,031
1,299,689	Fortress Intermediate 3, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.000%, 7.255%, 6/27/2031(b)(i)	1,302,938
220,759	GoTo Group, Inc., 2024 First Out Term Loan, 3 mo. USD SOFR + 4.750%, 9.218%, 4/28/2028(b)(i)	186,172
1,155,630	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(b)(i)	1,158,161
425,042	Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, 3 mo. USD SOFR + 3.250%, 7.252%, 10/26/2030(b)(i)	426,007
		5,080,508
	Wireless — 0.1%
425,860	Crown Subsea Communications Holding, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 1/30/2031(b)(i)	428,096
	Total Senior Loans (Identified Cost $22,184,394)	22,174,341
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)

Shares	Description	Value (†)
Common Stocks— 2.8%
	Aerospace & Defense — 0.1%
201	General Electric Co.	$60,465
226	Lockheed Martin Corp.	112,821
		173,286
	Air Freight & Logistics — 0.0%
1,725	United Parcel Service, Inc., Class B	144,089
	Biotechnology — 0.3%
833	AbbVie, Inc.	192,873
11,746	BioMarin Pharmaceutical, Inc.(e)	636,163
1,540	Gilead Sciences, Inc.	170,940
		999,976
	Capital Markets — 0.2%
604	CME Group, Inc.	163,195
137	Moody's Corp.	65,278
1,561	Morgan Stanley	248,136
		476,609
	Chemicals — 0.1%
1,802	Corteva, Inc.	121,869
146	Linde PLC	69,350
		191,219
	Construction Materials — 0.0%
15,349	Cemex SAB de CV, ADR	137,988
	Consumer Staples Distribution & Retail — 0.0%
151	Costco Wholesale Corp.	139,770
	Containers & Packaging — 0.1%
990	Packaging Corp. of America	215,751
	Electric Utilities — 0.1%
1,439	Duke Energy Corp.	178,076
	Electrical Equipment — 0.0%
1,108	Emerson Electric Co.	145,347
	Electronic Equipment, Instruments & Components — 0.0%
490	Amphenol Corp., Class A	60,638
	Energy Equipment & Services — 0.0%
90	McDermott International Ltd.(e)	1,791
	Financial Services — 0.1%
291	Mastercard, Inc., Class A	165,524
	Ground Transportation — 0.1%
666	Union Pacific Corp.	157,422
	Health Care Equipment & Supplies — 0.0%
536	Abbott Laboratories	71,790
	Health Care Providers & Services — 0.1%
530	Elevance Health, Inc.	171,253
482	UnitedHealth Group, Inc.	166,435
		337,688
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — 0.1%
22	Booking Holdings, Inc.	$118,784
139	Royal Caribbean Cruises Ltd.	44,978
		163,762
	Household Durables — 0.0%
301	Garmin Ltd.	74,112
	Household Products — 0.2%
2,635	Colgate-Palmolive Co.	210,642
1,828	Kimberly-Clark Corp.	227,293
1,087	Procter & Gamble Co.	167,018
		604,953
	Interactive Media & Services — 0.1%
815	Alphabet, Inc., Class A	198,127
	Machinery — 0.0%
186	Deere & Co.	85,050
	Media — 0.1%
57,592	Altice USA, Inc., Class A(e)	138,797
6,688	Comcast Corp., Class A	210,137
		348,934
	Oil, Gas & Consumable Fuels — 0.1%
2,801	Battalion Oil Corp.(e)	3,389
1,511	Exxon Mobil Corp.	170,365
2,924	Williams Cos., Inc.	185,236
		358,990
	Pharmaceuticals — 0.3%
3,396	Bristol-Myers Squibb Co.	153,160
396	Johnson & Johnson	73,426
3,538	Merck & Co., Inc.	296,945
18,951	Teva Pharmaceutical Industries Ltd., ADR(e)	382,810
		906,341
	Real Estate Management & Development — 0.0%
75,564	Yuzhou Group Holdings Co. Ltd.(e)	2,476
	Retail REITs — 0.1%
789	Simon Property Group, Inc.	148,072
	Semiconductors & Semiconductor Equipment — 0.2%
83	ASML Holding NV	80,351
364	Broadcom, Inc.	120,087
378	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	105,572
8,764	Wolfspeed, Inc.(e)	250,671
		556,681
	Software — 0.2%
456	Microsoft Corp.	236,185
957	Salesforce, Inc.	226,809
847	SAP SE, ADR	226,327
		689,321
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Shares	Description	Value (†)
	Specialty Retail — 0.1%
1,451	TJX Cos., Inc.	$209,728
	Technology Hardware, Storage & Peripherals — 0.1%
851	Apple, Inc.	216,690
	Total Common Stocks (Identified Cost $9,679,719)	8,160,201

Principal Amount
Equity-Linked Notes — 1.6%
$467,595	Barclays Bank PLC, (Yum! Brands, Inc.), 9.570%, 8/21/2026(a)	479,493
371,297	Barclays Bank PLC, (W.W. Grainger, Inc.), 12.270%, 11/14/2025(a)	356,266
457,955	Barclays Bank PLC, (Cheniere Energy, Inc.), 14.470%, 1/16/2026(a)	454,572
355,621	Barclays Bank PLC, (Freeport-McMoRan, Inc.), 20.380%, 4/29/2026(a)	375,664
438,103	BNP Paribas Issuance BV, (McDonald's Corp.), 11.600%, 11/24/2025(a)	433,095
464,246	BNP Paribas Issuance BV, (Progressive Corp.), 12.920%, 2/20/2026(a)	464,661
456,807	BNP Paribas Issuance BV, (Eaton Corp. PLC), 16.040%, 1/06/2026(a)	472,939
360,709	BNP Paribas Issuance BV, (Goldman Sachs Group, Inc.), 18.240%, 11/03/2025(a)	376,389
363,781	Citigroup Global Markets Holdings, Inc., (KLA Corp.), 20.670%, 10/15/2025(a)	377,457
453,929	JPMorgan Chase Bank NA, (T-Mobile U.S., Inc.), 14.920%, 12/10/2025(a)	450,561
441,640	JPMorgan Chase Bank NA, (Bank of America Corp.), 16.220%, 4/23/2026(a)	481,372
	Total Equity-Linked Notes (Identified Cost $4,631,683)	4,722,469

Shares	Description	Value (†)
Preferred Stocks — 0.1%

Convertible Preferred Stocks — 0.1%
	Aerospace & Defense — 0.1%
3,779	Boeing Co., 6.000%	$262,905
	Brokerage — 0.0%
650	Apollo Global Management, Inc., 6.750%	45,682
	Building Materials — 0.0%
400	QXO, Inc., 5.500%	21,996
	Electric — 0.0%
1,506	PG&E Corp., Series A, 6.000%	59,307
	Total Convertible Preferred Stocks (Identified Cost $330,455)	389,890
	Total Preferred Stocks (Identified Cost $330,455)	389,890

Other Investments — 0.0%
	Professional Services — 0.0%
918,139	CFLD Cayman Trust Units(e)(g) (Identified Cost $4,428)	4,514

Warrants — 0.0%
22,710	McDermott International Ltd., Tranche A, Expiration on 6/30/2027(e)(g)	—
25,233	McDermott International Ltd., Tranche B, Expiration on 6/30/2027(e)(g)	—
	Total Warrants (Identified Cost $35,226)	—

Principal Amount
Short-Term Investments — 3.6%
$2,854,719	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $2,854,929 on 10/01/2025 collateralized by $2,945,800 U.S. Treasury Note, 2.750% due 7/31/2027 valued at $2,911,825 including accrued interest (Note 2 of Notes to Financial Statements)	2,854,719
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2025
Loomis Sayles High Income Opportunities Fund (continued)
Principal Amount	Description	Value (†)
$1,466,600	U.S. Treasury Bills, 3.859%, 12/18/2025(k)(l)	$1,454,313
6,305,000	U.S. Treasury Bills, 4.122%–4.150%, 10/30/2025(l)(m)	6,284,408
	Total Short-Term Investments (Identified Cost $10,593,075)	10,593,440
	Total Investments — 99.2% (Identified Cost $294,042,226)	289,716,358
	Other assets less liabilities — 0.8%	2,303,784
	Net Assets — 100.0%	$292,020,142

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $204,058,375 or 69.9% of
net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Non-income producing security.
(f)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(g)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(h)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(i)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 2.00%, to which the spread is added.

(j)
Unfunded loan commitment. An unfunded loan commitment is a
contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See Note 2 of
Notes to Financial Statements.

(k)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(m)
The Fund's investment in U.S. Government/Agency securities is comprised of various lots with differing discount rates. These separate investments, which have the same maturity date, have been aggregated for the purpose of presentation in the Portfolio of
Investments.

ABS	Asset-Backed Securities
ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	108	$22,495,356	$22,507,031	$11,675
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	101	$11,050,841	$11,028,726	$22,115
CBOT U.S. Long Bond Futures	12/19/2025	13	1,484,005	1,515,719	(31,714)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	9	1,052,918	1,080,562	(27,644)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	21	2,413,987	2,416,641	(2,654)
Total					$(39,897)
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 94.6% of Net Assets
	ABS Car Loan — 7.9%
$1,978,740	American Credit Acceptance Receivables Trust, Series 2022-4, Class D, 8.000%, 2/15/2029(a)	$2,001,451
2,425,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	2,430,643
3,100,000	AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B, 5.840%, 7/18/2029	3,167,400
910,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	919,576
1,040,000	AutoNation Finance Trust, Series 2025-1A, Class A4, 4.760%, 6/10/2030(a)	1,055,946
3,215,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class A, 5.360%, 6/20/2030(a)	3,330,380
495,000	Avis Budget Rental Car Funding AESOP LLC, Series 2025-1A, Class A, 4.800%, 8/20/2029(a)	502,219
445,000	BofA Auto Trust, Series 2024-1A, Class A3, 5.350%, 11/15/2028(a)	449,331
128,723	Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.530%, 1/18/2028	128,824
3,030,000	CarMax Auto Owner Trust, Series 2022-3, Class D, 6.200%, 1/16/2029	3,065,610
800,000	CarMax Auto Owner Trust, Series 2023-3, Class C, 5.610%, 2/15/2029	816,995
2,325,000	CarMax Auto Owner Trust, Series 2024-2, Class B, 5.690%, 11/15/2029	2,389,726
1,680,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	1,695,671
1,720,000	CarMax Select Receivables Trust, Series 2025-B, Class C, 4.830%, 6/16/2031	1,716,469
363,638	Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.300%, 1/10/2028	357,070
5,410,000	Carvana Auto Receivables Trust, Series 2021-P2, Class C, 1.600%, 6/10/2027	5,292,085
1,600,000	Carvana Auto Receivables Trust, Series 2022-P3, Class A4, 4.850%, 6/12/2028	1,614,248
1,605,000	Carvana Auto Receivables Trust, Series 2023-P4, Class A4, 6.160%, 9/10/2029(a)	1,665,613
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$442,000	Carvana Auto Receivables Trust, Series 2024-P1, Class A4, 5.080%, 3/11/2030(a)	$449,968
4,965,000	Carvana Auto Receivables Trust, Series 2025-P1, Class A3, 4.550%, 5/10/2030	4,992,993
1,125,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A4, 4.750%, 6/10/2031	1,137,102
1,250,000	Chase Auto Owner Trust, Series 2024-1A, Class B, 5.160%, 11/26/2029(a)	1,278,985
2,800,000	Chase Auto Owner Trust, Series 2024-2A, Class A4, 5.480%, 11/26/2029(a)	2,886,113
2,200,000	Chase Auto Owner Trust, Series 2024-4A, Class C, 5.460%, 7/25/2030(a)	2,259,910
970,000	Chase Auto Owner Trust, Series 2025-1A, Class A4, 4.380%, 10/25/2030(a)	978,194
3,025,000	Citizens Auto Receivables Trust, Series 2023-1, Class A4, 5.780%, 10/15/2030(a)	3,081,090
4,270,000	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class B, 7.020%, 5/16/2033(a)	4,324,101
338,282	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class A, 6.390%, 8/15/2033(a)	340,562
1,105,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class A, 5.680%, 3/15/2034(a)	1,117,588
790,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	792,594
635,000	Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.730%, 9/15/2032	638,855
595,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A4, 4.970%, 9/22/2031(a)	608,212
2,045,000	Flagship Credit Auto Trust, Series 2023-2, Class B, 5.210%, 5/15/2028(a)	2,042,756
920,000	Ford Credit Auto Owner Trust, Series 2023-2, Class C, 6.160%, 2/15/2036(a)	961,706
330,000	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class C, 5.750%, 5/15/2028(a)	332,259
1,520,000	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class D, 7.410%, 2/15/2030(a)	1,565,179
1,750,000	Foursight Capital Automobile Receivables Trust, Series 2023-2, Class B, 6.110%, 11/15/2028(a)	1,776,605
130,000	Foursight Capital Automobile Receivables Trust, Series 2024-1, Class C, 5.770%, 11/15/2029(a)	132,249
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$2,440,000	GECU Auto Receivables Trust, Series 2023-1A, Class A4, 5.790%, 10/15/2029(a)	$2,488,687
68,638	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	68,675
651,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class C, 5.210%, 2/18/2031(a)	656,993
4,070,000	GLS Auto Receivables Issuer Trust, Series 2025-1A, Class B, 4.980%, 7/16/2029(a)	4,108,417
830,000	GLS Auto Receivables Issuer Trust, Series 2025-3A, Class B, 4.570%, 1/15/2030(a)	833,151
1,780,000	GLS Auto Select Receivables Trust, Series 2024-3A, Class B, 5.640%, 8/15/2030(a)	1,822,417
180,000	GLS Auto Select Receivables Trust, Series 2025-1A, Class B, 5.040%, 2/15/2031(a)	182,806
1,035,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	1,042,102
2,085,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class B, 4.890%, 2/20/2029	2,109,711
1,060,000	GM Financial Consumer Automobile Receivables Trust, Series 2024-2, Class A3, 5.100%, 3/16/2029	1,069,666
490,000	GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class B, 5.000%, 8/16/2030	500,473
3,960,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.680%, 12/27/2027(a)	3,858,406
249,137	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.153%, 5/20/2032(a)	253,349
1,565,000	Hyundai Auto Receivables Trust, Series 2025-A, Class B, 4.610%, 4/15/2031	1,580,223
835,000	Hyundai Auto Receivables Trust, Series 2025-A, Class C, 4.760%, 6/15/2032	843,347
1,035,000	LAD Auto Receivables Trust, Series 2024-2A, Class C, 5.660%, 10/15/2029(a)	1,063,925
340,000	LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.930%, 3/15/2030(a)	343,454
1,250,000	LAD Auto Receivables Trust, Series 2025-1A, Class A4, 4.790%, 4/15/2030(a)	1,272,124
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$1,910,000	LAD Auto Receivables Trust, Series 2025-2A, Class B, 4.530%, 5/17/2032(a)	$1,915,071
1,560,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A4, 4.890%, 7/15/2032(a)	1,589,111
1,043,827	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	1,050,327
11,697	NextGear Floorplan Master Owner Trust, Series 2025-1A, Class A, 4.550%, 2/15/2030(a)	11,816
895,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A4, 4.190%, 5/15/2031(a)	892,036
2,262,521	Prestige Auto Receivables Trust, Series 2023-2A, Class B, 6.640%, 12/15/2027(a)	2,272,697
3,075,000	Santander Drive Auto Receivables Trust, Series 2023-2, Class C, 5.470%, 12/16/2030	3,119,679
500,000	Santander Drive Auto Receivables Trust, Series 2024-2, Class C, 5.840%, 6/17/2030	511,526
395,000	Santander Drive Auto Receivables Trust, Series 2024-5, Class A3, 4.620%, 11/15/2028	395,816
915,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class A3, 4.740%, 1/16/2029	918,861
1,910,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	1,926,548
710,000	SBNA Auto Lease Trust, Series 2024-B, Class A4, 5.550%, 12/20/2028(a)	721,483
200,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	203,909
411,083	Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038%, 7/25/2031(a)	414,185
125,000	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class C, 5.970%, 2/20/2031(a)	128,648
300,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class B, 5.110%, 2/20/2031(a)	306,664
1,475,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class C, 4.710%, 1/22/2030(a)	1,480,348
1,630,000	Tesla Electric Vehicle Trust, Series 2023-1, Class B, 5.820%, 5/20/2031(a)	1,662,105
3,265,000	Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.650%, 5/25/2038(a)	3,327,368
See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$625,000	USB Auto Owner Trust, Series 2025-1A, Class B, 4.810%, 1/15/2031(a)	$631,018
462,763	Veros Auto Receivables Trust, Series 2025-1, Class A, 5.310%, 9/15/2028(a)	461,766
3,605,000	VStrong Auto Receivables Trust, Series 2023-A, Class C, 8.040%, 2/15/2030(a)	3,795,272
105,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	106,525
1,640,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class B, 5.550%, 11/15/2027(a)	1,651,183
1,230,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class B, 5.620%, 3/15/2030(a)	1,242,066
1,520,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	1,528,521
1,000,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class B, 4.980%, 9/16/2030(a)	1,011,081
1,335,000	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class B, 5.800%, 4/18/2038(a)	1,350,732
368,000	World Omni Auto Receivables Trust, Series 2024-B, Class A3, 5.270%, 9/17/2029	371,921
293,967	World Omni Automobile Lease Securitization Trust, Series 2023-A, Class A4, 5.040%, 7/17/2028	294,112
1,045,000	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A4, 4.490%, 5/15/2030	1,054,493
		124,741,092
	ABS Credit Card — 0.6%
905,000	Avant Credit Card Master Trust, Series 2025-1A, Class A, 4.890%, 4/15/2031(a)	902,031
1,370,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	1,380,494
3,344,000	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.200%, 8/15/2029(a)	3,374,456
1,920,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	1,938,819
Principal Amount	Description	Value (†)
	ABS Credit Card — continued
$1,395,000	Synchrony Card Funding LLC, Series 2024-A1, Class A, 5.040%, 3/15/2030	$1,415,599
1,040,000	World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.470%, 2/15/2031	1,062,964
		10,074,363
	ABS Home Equity — 4.3%
1,448,850	Citigroup Mortgage Loan Trust, Inc., Series 2019-RP1, Class M2, 4.000%, 1/25/2066(a)(b)	1,346,684
207,051	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	206,262
3,730,000	FirstKey Homes Trust, Series 2021-SFR1, Class B, 1.788%, 8/17/2038(a)	3,642,904
2,495,000	FirstKey Homes Trust, Series 2021-SFR1, Class C, 1.888%, 8/17/2038(a)	2,429,738
5,430,000	FirstKey Homes Trust, Series 2021-SFR2, Class C, 1.707%, 9/17/2038(a)	5,265,756
570,392	HarborView Mortgage Loan Trust, Series 2004-3, Class 1A, 5.769%, 5/19/2034(b)(c)	539,626
1,373,508	Home Partners of America Trust, Series 2021-1, Class C, 2.078%, 9/17/2041(a)	1,238,350
8,046,814	JP Morgan Mortgage Trust, Series 2017-4, Class AX1, 0.374%, 11/25/2048(a)(b)(c)(d)	96,752
4,515,000	Legacy Mortgage Asset Trust, Series 2020-RPL1, Class A2, 3.250%, 9/25/2059(a)(b)	4,102,063
648,541	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058(a)(b)	640,047
298,765	Mill City Mortgage Loan Trust, Series 2018-3, Class A1, 3.500%, 8/25/2058(a)(b)	295,126
1,646,967	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069(a)(b)	1,567,579
494,973	Mill City Mortgage Loan Trust, Series 2021-NMR1, Class A1, 1.125%, 11/25/2060(a)(b)	475,242
4,006,000	Mill City Mortgage Trust, Series 2015-2, Class B1, 3.701%, 9/25/2057(a)(b)	3,895,315
1,128,395	NLT Trust, Series 2023-1, Class A1, 3.200%, 10/25/2062(a)(b)	1,027,933
1,620,000	NYMT Loan Trust, Series 2024-BPL3, Class A1, 5.268%, 9/25/2039(a)(b)	1,621,842
635,788	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	589,977
91,297	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	87,192
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$20,525	OBX Trust, Series 2019-EXP1, Class 1A3, 4.000%, 1/25/2059(a)(b)	$20,339
1,892,000	Progress Residential Trust, Series 2021-SFR3, Class B, 1.888%, 5/17/2026(a)	1,872,444
830,000	Progress Residential Trust, Series 2021-SFR5, Class C, 1.808%, 7/17/2038(a)	814,880
1,715,000	Progress Residential Trust, Series 2021-SFR6, Class C, 1.855%, 7/17/2038(a)	1,683,045
5,450,000	Progress Residential Trust, Series 2021-SFR9, Class C, 2.362%, 11/17/2040(a)	5,076,916
216,236	PRPM LLC, Series 2023-RCF2, Class A1, 4.000%, 11/25/2053(a)(b)	213,729
338,260	PRPM LLC, Series 2024-RCF1, Class A1, 4.000%, 1/25/2054(a)(b)	333,319
955,060	PRPM LLC, Series 2024-RCF2, Class A1, 3.750%, 3/25/2054(a)(b)	935,277
714	Residential Accredit Loans, Inc. Trust, Series 2006-QS13, Class 2A1, 5.750%, 11/25/2061(c)	381
7,104	Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 3A3, 5.750%, 6/25/2056(c)	3,030
112	Residential Accredit Loans, Inc. Trust, Series 2006-QS6, Class 2A1, 6.000%, 4/25/2062(c)	—
4,225,803	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	4,167,213
4,036,054	Towd Point Mortgage Trust, Series 2017-4, Class A2, 3.000%, 6/25/2057(a)(b)	3,829,876
416,349	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	409,413
2,325,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058(a)(b)	1,996,644
5,530,000	Towd Point Mortgage Trust, Series 2019-2, Class A2, 3.750%, 12/25/2058(a)(b)	5,025,796
5,555,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	4,622,112
5,000,000	Towd Point Mortgage Trust, Series 2020-4, Class A2, 2.500%, 10/25/2060(a)	4,111,999
1,275,000	Tricon American Homes, Series 2020-SFR1, Class C, 2.249%, 7/17/2038(a)	1,250,586
1,669,937	Tricon American Homes Trust, Series 2019-SFR1, Class A, 2.750%, 3/17/2038(a)	1,656,595
Principal Amount	Description	Value (†)
	ABS Home Equity — continued
$1,305,000	Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.832%, 11/17/2039(a)	$1,231,541
428,729	WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY2, Class 2A2, 4.470%, 11/25/2036(b)(c)	372,767
		68,696,290
	ABS Other — 8.4%
3,064,341	AASET Ltd., Series 2024-2A, Class A, 5.930%, 9/16/2049(a)	3,144,011
904,196	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	931,450
534,815	Accelerated Assets LLC, Series 2018-1, Class A, 3.870%, 12/02/2033(a)	529,213
219,534	ACHV ABS Trust, Series 2024-1PL, Class B, 6.340%, 4/25/2031(a)	222,075
1,780,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	1,790,078
555,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	557,451
320,000	Affirm Master Trust, Series 2025-3A, Class B, 4.750%, 10/16/2034(a)	319,583
1,245,743	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	1,276,777
3,725,000	American Tower Trust #1, 5.490%, 3/15/2053(a)	3,792,397
199,871	APL Finance DAC, Series 2023-1A, Class A, 7.000%, 7/21/2031(a)	203,292
3,996,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	4,040,108
3,520,366	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	3,263,001
1,482,345	Aqua Finance Trust, Series 2024-A, Class A, 4.810%, 4/18/2050(a)	1,496,161
199,419	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	200,874
1,495,000	BasePoint MCA Securitization II LLC, Series 2025-1A, Class A, 5.926%, 8/15/2031(a)	1,491,046
495,000	BHG Securitization Trust, Series 2022-A, Class C, 3.080%, 2/20/2035(a)	485,280
1,825,000	BHG Securitization Trust, Series 2023-A, Class B, 6.350%, 4/17/2036(a)	1,848,429
193,034	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	198,637
1,172,813	BHG Securitization Trust, Series 2025-1CON, Class A, 4.820%, 4/17/2036(a)	1,179,107
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$345,394	BHG Securitization Trust, Series 2025-1CON, Class B, 5.260%, 4/17/2036(a)	$346,962
1,142,550	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	1,150,856
2,025,556	Business Jet Securities LLC, Series 2024-2A, Class A, 5.364%, 9/15/2039(a)	2,034,044
1,386,652	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	1,369,999
33,814	Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, 3.474%, 1/15/2046(a)	33,605
2,985,426	Clsec Holdings 22t LLC, Series 2021-1, Class A, 2.868%, 5/11/2037(a)	2,781,525
1,765,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	1,773,483
1,310,000	Compass Datacenters Issuer II LLC, Series 2025-1A, Class A1, 5.316%, 5/25/2050(a)	1,328,411
1,375,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	1,403,483
1,520,000	Compass Datacenters Issuer III LLC, Series 2025-3A, Class A2, 5.286%, 7/25/2050(a)	1,540,473
1,410,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	1,426,763
3,020,000	CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, 4.500%, 5/20/2049(a)	2,969,414
1,525,000	CyrusOne Data Centers Issuer I LLC, Series 2024-3A, Class A2, 4.650%, 5/20/2049(a)	1,481,301
980,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	1,003,530
2,905,000	DataBank Issuer II LLC, Series 2025-1A, Class A2, 5.180%, 9/27/2055(a)	2,915,074
1,565,000	EDI ABS Issuer 1 LLC, Series 2025-1A, Class A2, 4.450%, 7/25/2055(a)	1,525,554
953,635	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.160%, 2/25/2038(a)	987,531
716,513	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	669,574
2,658,314	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	2,780,041
536,453	Foundation Finance Trust, Series 2024-1A, Class B, 5.950%, 12/15/2049(a)	552,948
Principal Amount	Description	Value (†)
	ABS Other — continued
$381,521	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	$386,558
2,383,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	2,416,157
1,615,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	1,666,549
2,390,000	Global SC Finance X Ltd., Series 2025-1H, Class A, 6.169%, 9/22/2045(a)	2,388,669
197,649	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	200,503
469,296	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	475,595
1,135,793	Hilton Grand Vacations Trust, Series 2020-AA, Class A, 2.740%, 2/25/2039(a)	1,117,230
1,650,213	Hilton Grand Vacations Trust, Series 2023-1A, Class A, 5.720%, 1/25/2038(a)	1,686,063
234,025	Hilton Grand Vacations Trust, Series 2024-1B, Class A, 5.750%, 9/15/2039(a)	237,821
2,104,237	Hilton Grand Vacations Trust, Series 2024-2A, Class A, 5.500%, 3/25/2038(a)	2,147,433
209,421	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039(a)	205,065
405,000	Island Finance Trust, Series 2025-1A, Class A, 6.540%, 3/19/2035(a)	412,098
691,012	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038(a)	690,100
568,514	MACH 1 Cayman Ltd., Series 2019-1, Class A, 3.474%, 10/15/2039(a)	561,720
618,892	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	591,900
1,345,000	Mariner Finance Issuance Trust, Series 2024-AA, Class B, 5.680%, 9/22/2036(a)	1,370,754
213,145	Marlette Funding Trust, Series 2024-1A, Class B, 6.070%, 7/17/2034(a)	214,049
995,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	1,008,627
1,630,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class B, 5.590%, 8/20/2055(a)	1,642,020
305,000	MMAF Equipment Finance LLC, Series 2020-A, Class A5, 1.560%, 10/09/2042(a)	291,864
374,022	Mosaic Solar Loan Trust, Series 2024-1A, Class A, 5.500%, 9/20/2049(a)	361,997
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$2,715,647	Mosaic Solar Loan Trust, Series 2024-2A, Class A, 5.600%, 4/22/2052(a)	$2,672,042
153,497	MVW LLC, Series 2021-1WA, Class B, 1.440%, 1/22/2041(a)	147,821
1,107,862	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	1,106,482
580,000	Octane Receivables Trust, Series 2024-2A, Class C, 5.900%, 7/20/2032(a)	591,307
2,268,595	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	2,308,981
656,540	OWN Equipment Fund II LLC, Series 2025-1M, Class A, 5.480%, 9/26/2033(a)	661,473
345,000	PK Alift Loan Funding 7 LP, Series 2025-2, Class A, 4.750%, 3/15/2043(a)	345,047
307,885	Reach ABS Trust, Series 2025-1A, Class A, 4.960%, 8/16/2032(a)	309,045
690,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	705,604
400,000	Regional Management Issuance Trust, Series 2024-2, Class C, 5.740%, 12/15/2033(a)	404,748
2,745,000	Republic Finance Issuance Trust, Series 2021-A, Class B, 2.800%, 12/22/2031(a)	2,719,082
1,055,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	1,067,905
3,820,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	3,897,389
738,150	SEB Funding LLC, Series 2021-1A, Class A2, 4.969%, 1/30/2052(a)	730,058
2,385,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	2,439,150
100,124	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.340%, 11/20/2037(a)	99,298
317,271	Sierra Timeshare Receivables Funding LLC, Series 2023-1A, Class A, 5.200%, 1/20/2040(a)	320,299
690,375	Sierra Timeshare Receivables Funding LLC, Series 2024-3A, Class A, 4.830%, 8/20/2041(a)	694,207
3,380,513	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	3,188,548
1,723,601	Slam Ltd., Series 2024-1A, Class A, 5.335%, 9/15/2049(a)	1,741,535
632,053	Slam Ltd., Series 2025-1A, Class A, 5.807%, 5/15/2050(a)	651,565
673,861	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	677,350
Principal Amount	Description	Value (†)
	ABS Other — continued
$1,128,294	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.970%, 9/25/2037(a)	$1,073,760
422,785	Sunbird Engine Finance LLC, Series 2020-1A, Class A, 3.671%, 2/15/2045(a)	415,467
102,549	Sunnova Helios II Issuer LLC, Series 2018-1A, Class A, 4.870%, 7/20/2048(a)	98,462
340,456	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.750%, 6/20/2046(a)	315,967
829,797	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	770,600
293,432	Sunnova Sol III Issuer LLC, Series 2021-1, Class A, 2.580%, 4/28/2056(a)	243,899
1,457,755	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610%, 2/01/2055(a)	1,394,026
309,786	Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, 2.270%, 1/30/2057(a)	278,578
335,667	Textainer Marine Containers VII Ltd., Series 2021-1A, Class A, 1.680%, 2/20/2046(a)	312,733
379,758	TIC Home Improvement Trust, Series 2024-A, Class A, 6.670%, 10/15/2046(a)	389,641
3,667,963	Triumph Rail Holdings LLC, Series 2021-2, Class A, 2.150%, 6/19/2051(a)	3,518,824
880,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.877%, 4/20/2055(a)	896,197
585,000	Verizon Master Trust, Series 2024-6, Class B, 4.420%, 8/20/2030	586,731
1,070,363	Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.730%, 4/30/2048(a)	1,022,901
1,341,788	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	1,367,899
2,637,323	Willis Engine Structured Trust V, Series 2020-A, Class A, 3.228%, 3/15/2045(a)	2,533,978
2,709,143	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	2,543,860
700,914	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	725,502
3,330,000	Zayo Issuer LLC, Series 2025-1A, Class A2, 5.648%, 3/20/2055(a)	3,391,396
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$3,645,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	$3,750,676
2,220,000	Zayo Issuer LLC, Series 2025-3A, Class A2, 5.570%, 10/20/2055(a)	2,243,556
		132,469,902
	ABS Residential Mortgage — 0.0%
8,059	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	7,622
	ABS Student Loan — 1.7%
1,187,070	College Avenue Student Loans LLC, Series 2021-A, Class A2, 1.600%, 7/25/2051(a)	1,089,776
453,023	Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.980%, 8/25/2050(a)	407,371
744,081	Education Funding Trust, Series 2020-A, Class A, 2.790%, 7/25/2041(a)	713,298
932,457	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	924,129
427,349	Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.130%, 2/15/2068(a)	422,126
432,436	Navient Private Education Refi Loan Trust, Series 2019-GA, Class A, 2.400%, 10/15/2068(a)	420,615
419,212	Navient Private Education Refi Loan Trust, Series 2020-BA, Class A2, 2.120%, 1/15/2069(a)	400,818
703,529	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	667,805
1,565,000	Navient Private Education Refi Loan Trust, Series 2020-DA, Class B, 3.330%, 5/15/2069(a)	1,387,908
715,997	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	672,174
945,000	Navient Private Education Refi Loan Trust, Series 2020-HA, Class B, 2.780%, 1/15/2069(a)	827,102
885,571	Navient Private Education Refi Loan Trust, Series 2021-A, Class A, 0.840%, 5/15/2069(a)	810,156
742,751	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.940%, 7/15/2069(a)	680,739
1,147,453	Navient Private Education Refi Loan Trust, Series 2021-GA, Class A, 1.580%, 4/15/2070(a)	1,037,071
1,630,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.850%, 4/20/2062(a)	1,471,884
Principal Amount	Description	Value (†)
	ABS Student Loan — continued
$239,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28 day Auction Rate Security, 7.030%, 6/15/2032(b)	$238,508
50,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28 day Auction Rate Security, 7.000%, 6/15/2032(b)	49,897
93,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28 day Auction Rate Security, 7.030%, 3/15/2033(b)	92,804
1,412,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28 day Auction Rate Security, 7.050%, 3/15/2033(b)	1,409,023
110,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28 day Auction Rate Security, 7.170%, 9/15/2032(b)	110,000
129,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28 day Auction Rate Security, 7.170%, 9/15/2032(b)	129,000
774,734	SMB Private Education Loan Trust, Series 2018-A, Class A2B, 1 mo. USD SOFR + 0.914%, 5.065%, 2/15/2036(a)(b)	774,340
115,000	SMB Private Education Loan Trust, Series 2018-A, Class B, 3.960%, 7/15/2042(a)	112,874
402,321	SMB Private Education Loan Trust, Series 2018-B, Class A2A, 3.600%, 1/15/2037(a)	399,446
1,192,974	SMB Private Education Loan Trust, Series 2018-C, Class A2A, 3.630%, 11/15/2035(a)	1,187,303
5,485,000	SMB Private Education Loan Trust, Series 2019-B, Class B, 3.560%, 6/15/2043(a)	5,266,982
1,441,005	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,313,398
587,645	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	553,560
29,752	SoFi Professional Loan Program LLC, Series 2017-F, Class A2FX, 2.840%, 1/25/2041(a)	29,687
1,941,837	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,878,469
1,202,856	SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.140%, 2/15/2047(a)	1,055,201
		26,533,464
	ABS Whole Business — 0.5%
4,764,938	EWC Master Issuer LLC, Series 2022-1A, Class A2, 5.500%, 3/15/2052(a)	4,704,763
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	ABS Whole Business — continued
$236,400	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	$244,813
2,275,000	Taco Bell Funding LLC, Series 2025-1A, Class A2I, 4.821%, 8/25/2055(a)	2,277,712
		7,227,288
	Agency Commercial Mortgage-Backed Securities — 6.7%
700,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	703,906
4,356,384	Federal Home Loan Mortgage Corp., 3.450%, 5/01/2037	3,935,595
7,248,708	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K052, Class X1, 0.825%, 11/25/2025(b)(c)(d)	1,065
5,870,891	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K053, Class X1, 1.018%, 12/25/2025(b)(c)(d)	7,199
13,168,255	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K054, Class X1, 1.312%, 1/25/2026(b)(c)(d)	21,090
6,373,992	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K055, Class X1, 1.469%, 3/25/2026(b)(c)(d)	23,955
23,201,070	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K057, Class X1, 1.301%, 7/25/2026(b)(c)(d)	147,659
7,742,112	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K058, Class X1, 1.023%, 8/25/2026(b)(c)(d)	43,141
21,620,746	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K059, Class X1, 0.368%, 9/25/2026(b)(c)(d)	34,382
84,435,579	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K060, Class X1, 0.170%, 10/25/2026(b)(c)(d)	51,542
17,923,684	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K103, Class X1, 0.752%, 11/25/2029(b)(d)	404,842
17,193,176	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K105, Class X1, 1.638%, 1/25/2030(b)(d)	918,820
11,311,387	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K107, Class X1, 1.703%, 1/25/2030(b)(d)	637,668
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$13,598,504	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K108, Class X1, 1.810%, 3/25/2030(b)(d)	$832,541
14,224,147	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K117, Class X1, 1.319%, 8/25/2030(b)(d)	690,177
253,827,373	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K138, Class X1, 0.249%, 1/25/2032(b)(d)	2,243,072
32,633,797	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K141, Class X1, 0.407%, 2/25/2032(b)(d)	577,912
79,030,570	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K142, Class X1, 0.403%, 3/25/2032(b)(d)	1,346,997
35,766,275	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K143, Class X1, 0.451%, 4/25/2055(b)(d)	727,461
45,882,241	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K144, Class X1, 0.437%, 4/25/2032(b)(d)	934,217
19,721,658	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K145, Class X1, 0.430%, 5/25/2032(b)(d)	387,966
66,351,138	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K146, Class X1, 0.352%, 6/25/2032(b)(d)	1,020,215
50,703,576	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K147, Class X1, 0.499%, 6/25/2032(b)(d)	1,182,154
82,025,787	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K149, Class X1, 0.404%, 8/25/2032(b)(d)	1,490,573
102,927,906	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-150, Class X1, 0.446%, 9/25/2032(b)(d)	2,194,330
100,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-151, Class XAM, 0.330%, 11/25/2032(b)(d)	1,409,790
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$3,331,058	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1513, Class X1, 0.985%, 8/25/2034(b)(c)(d)	$170,495
20,531,658	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1514, Class X1, 0.699%, 10/25/2034(b)(d)	792,604
51,551,715	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1516, Class X1, 1.623%, 5/25/2035(b)(d)	5,607,981
53,662,423	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1517, Class X1, 1.435%, 7/25/2035(b)(d)	4,940,592
13,572,628	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K152, Class X1, 1.095%, 1/25/2031(b)(d)	514,715
95,143,345	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-1521, Class X1, 1.093%, 8/25/2036(b)(d)	7,279,541
121,442,419	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K157, Class X1, 0.155%, 8/25/2033(b)(d)	436,816
28,528	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF57, Class A, 30 day USD SOFR Average + 0.654%, 5.009%, 12/25/2028(b)	28,515
10,718	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF66, Class A, 30 day USD SOFR Average + 0.634%, 4.989%, 7/25/2029(b)	10,729
5,246,771	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS03, Class X, 0.000%, 8/25/2025(b)(c)(d)	51
21,194,660	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KW02, Class X1, 0.229%, 12/25/2026(b)(c)(d)	17,561
22,393,310	Federal National Mortgage Association, Series 2019-M17, Class X, 0.418%, 8/25/2034(b)(c)(d)	244,067
13,471,082	Federal National Mortgage Association, Series 2020-M33, Class X, 1.998%, 6/25/2028(b)(c)(d)	280,216
14,853,703	Federal National Mortgage Association, Series 2020-M37, Class X, 1.068%, 4/25/2032(b)(d)	531,228
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$14,787,303	Federal National Mortgage Association, Series 2020-M43, Class X1, 1.983%, 8/25/2034(b)(d)	$824,326
13,665,072	FRESB Mortgage Trust, Series 2021-SB90, Class X1, 0.707%, 6/25/2041(b)(d)	346,114
22,244,535	FRESB Mortgage Trust, Series 2021-SB91, Class X1, 0.671%, 8/25/2041(b)(d)	579,655
83,692,904	FRESB Mortgage Trust, Series 2022-SB95, Class X1, 0.089%, 11/25/2041(b)(d)	1,128,867
2,495,433	Government National Mortgage Association, Series 2006-46, 0.481%, 4/16/2046(b)(c)(d)	24,173
1,230,110	Government National Mortgage Association, Series 2006-51, 0.943%, 8/16/2046(b)(c)(d)	22,612
3,584,929	Government National Mortgage Association, Series 2009-114, 0.000%, 10/16/2049(b)(c)(d)	372
1,534,795	Government National Mortgage Association, Series 2010-124, 1.012%, 12/16/2052(b)(c)(d)	21,601
211,994	Government National Mortgage Association, Series 2010-49, Class IA, 1.450%, 10/16/2052(b)(c)(d)	8,216
1,377,968	Government National Mortgage Association, Series 2011-119, 0.126%, 8/16/2051(b)(c)(d)	1,298
478,415	Government National Mortgage Association, Series 2011-38, 0.530%, 4/16/2053(b)(c)(d)	3,194
16,441,292	Government National Mortgage Association, Series 2012-142, 0.167%, 4/16/2054(b)(c)(d)	38,597
3,430,156	Government National Mortgage Association, Series 2012-23, 0.236%, 6/16/2053(b)(c)(d)	22,655
3,384,438	Government National Mortgage Association, Series 2012-55, 0.000%, 4/16/2052(b)(c)(d)	33
4,620,265	Government National Mortgage Association, Series 2012-79, 0.350%, 3/16/2053(b)(c)(d)	39,575
16,859,222	Government National Mortgage Association, Series 2012-85, 0.325%, 9/16/2052(b)(c)(d)	127,011
720,751	Government National Mortgage Association, Series 2013-175, 0.136%, 5/16/2055(b)(c)(d)	1,021
2,016,966	Government National Mortgage Association, Series 2014-101, 0.530%, 4/16/2056(b)(c)(d)	27,557
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$8,995,019	Government National Mortgage Association, Series 2014-130, Class IB, 0.181%, 8/16/2054(b)(c)(d)	$30,691
3,929,037	Government National Mortgage Association, Series 2014-24, Class IX, 0.259%, 1/16/2054(b)(c)(d)	3,504
4,305,713	Government National Mortgage Association, Series 2014-70, 0.482%, 3/16/2049(b)(c)(d)	59,623
3,154,329	Government National Mortgage Association, Series 2014-86, 0.403%, 4/16/2056(b)(c)(d)	33,244
12,648,180	Government National Mortgage Association, Series 2015-120, 0.584%, 3/16/2057(b)(c)(d)	237,413
8,342,511	Government National Mortgage Association, Series 2015-146, Class IB, 0.116%, 7/16/2055(b)(c)(d)	26,313
5,085,444	Government National Mortgage Association, Series 2015-171, 0.826%, 11/16/2055(b)(c)(d)	160,542
4,932,584	Government National Mortgage Association, Series 2015-189, Class IG, 0.598%, 1/16/2057(b)(c)(d)	130,840
3,141,199	Government National Mortgage Association, Series 2015-21, 0.670%, 7/16/2056(b)(c)(d)	85,200
10,001,403	Government National Mortgage Association, Series 2015-32, 0.569%, 9/16/2049(b)(c)(d)	207,352
6,493,762	Government National Mortgage Association, Series 2015-6, 0.455%, 2/16/2051(b)(c)(d)	88,994
2,523,787	Government National Mortgage Association, Series 2015-68, 0.321%, 7/16/2057(b)(c)(d)	33,177
10,155,929	Government National Mortgage Association, Series 2015-70, 0.557%, 12/16/2049(b)(c)(d)	191,111
4,396,195	Government National Mortgage Association, Series 2015-73, 0.404%, 11/16/2055(b)(c)(d)	50,430
15,561,296	Government National Mortgage Association, Series 2016-132, 0.605%, 7/16/2056(b)(c)(d)	321,581
6,230,415	Government National Mortgage Association, Series 2016-143, 0.947%, 10/16/2056(c)(d)	304,577
3,372,327	Government National Mortgage Association, Series 2017-128, 0.846%, 12/16/2056(b)(c)(d)	161,972
20,318,535	Government National Mortgage Association, Series 2017-168, 0.553%, 12/16/2059(b)(d)	721,314
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$18,938,405	Government National Mortgage Association, Series 2017-90, 0.666%, 1/16/2059(b)(d)	$726,920
7,107,352	Government National Mortgage Association, Series 2018-110, 0.600%, 1/16/2060(b)(c)(d)	268,870
11,487,631	Government National Mortgage Association, Series 2018-129, 0.620%, 7/16/2060(b)(d)	444,320
4,165,190	Government National Mortgage Association, Series 2018-133, 1.101%, 6/16/2058(b)(d)	273,474
11,250,069	Government National Mortgage Association, Series 2018-143, 0.503%, 10/16/2060(b)(d)	583,507
10,348,025	Government National Mortgage Association, Series 2018-2, 0.704%, 12/16/2059(b)(d)	444,224
28,364,670	Government National Mortgage Association, Series 2018-82, 0.462%, 5/16/2058(b)(d)	833,051
18,454,582	Government National Mortgage Association, Series 2018-96, 0.460%, 8/16/2060(b)(d)	588,554
16,890,973	Government National Mortgage Association, Series 2019-116, 0.623%, 12/16/2061(b)(d)	762,323
9,244,829	Government National Mortgage Association, Series 2019-75, 0.853%, 12/16/2060(b)(d)	550,653
6,838,543	Government National Mortgage Association, Series 2019-94, 0.954%, 8/16/2061(b)(c)(d)	418,718
43,891,177	Government National Mortgage Association, Series 2020-108, 0.847%, 6/16/2062(b)(d)	2,534,360
18,405,496	Government National Mortgage Association, Series 2020-128, 0.916%, 10/16/2062(b)(d)	1,232,311
29,278,246	Government National Mortgage Association, Series 2020-130, 1.007%, 8/16/2060(b)(d)	2,059,728
38,812,618	Government National Mortgage Association, Series 2020-136, 1.016%, 8/16/2062(b)(d)	2,840,222
33,571,996	Government National Mortgage Association, Series 2020-172, 1.124%, 9/16/2062(b)(d)	2,610,474
15,384,121	Government National Mortgage Association, Series 2020-174, 0.848%, 1/16/2063(b)(d)	978,490
35,285,611	Government National Mortgage Association, Series 2020-179, 1.011%, 9/16/2062(b)(d)	2,387,389
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$39,078,954	Government National Mortgage Association, Series 2020-197, 0.949%, 10/16/2062(b)(d)	$2,670,261
33,360,983	Government National Mortgage Association, Series 2020-26, 0.703%, 10/15/2061(b)(d)	1,527,359
8,818,920	Government National Mortgage Association, Series 2021-10, 0.987%, 5/16/2063(b)(d)	620,005
39,687,730	Government National Mortgage Association, Series 2021-106, 0.856%, 4/16/2063(b)(d)	2,619,311
39,013,822	Government National Mortgage Association, Series 2021-12, 0.955%, 3/16/2063(b)(d)	2,495,675
42,464,772	Government National Mortgage Association, Series 2021-128, 0.993%, 6/16/2061(b)(d)	2,746,133
52,401,239	Government National Mortgage Association, Series 2021-132, Class BI, 0.917%, 4/16/2063(b)(d)	3,582,311
50,822,199	Government National Mortgage Association, Series 2021-133, 0.882%, 7/16/2063(b)(d)	3,104,576
10,808,886	Government National Mortgage Association, Series 2021-145, 0.771%, 7/16/2061(b)(d)	619,468
44,814,772	Government National Mortgage Association, Series 2021-151, 0.907%, 4/16/2063(b)(d)	2,899,202
49,007,535	Government National Mortgage Association, Series 2021-163, 0.802%, 3/16/2064(b)(d)	2,830,293
19,640,808	Government National Mortgage Association, Series 2021-180, 0.915%, 11/16/2063(b)(d)	1,393,064
34,216,281	Government National Mortgage Association, Series 2021-20, 1.144%, 8/16/2062(b)(d)	2,717,286
33,057,067	Government National Mortgage Association, Series 2021-33, 0.843%, 10/16/2062(b)(d)	2,123,847
28,759,599	Government National Mortgage Association, Series 2021-40, 0.822%, 2/16/2063(b)(d)	1,743,810
44,104,013	Government National Mortgage Association, Series 2021-52, 0.722%, 4/16/2063(b)(d)	2,275,705
27,049,413	Government National Mortgage Association, Series 2022-17, 0.802%, 6/16/2064(b)(d)	1,550,283
		106,944,312
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — 11.8%
$1,123,151	Ajax Mortgage Loan Trust, Series 2019-D, Class A1, 2.956%, 9/25/2065(a)(b)	$1,085,215
113,087	Federal Home Loan Mortgage Corp., Series 224, 6.000%, 3/01/2033(c)(d)	13,593
35,909	Federal Home Loan Mortgage Corp., Series 2649, Class IM, REMICS, 7.000%, 7/15/2033(c)(d)	5,008
64,746	Federal Home Loan Mortgage Corp., Series 3013, Class AS, REMICS, 6.225%, 5/15/2035(b)(c)	63,379
1,793,341	Federal Home Loan Mortgage Corp., Series 3149, Class LS, REMICS, 2.713%, 5/15/2036(b)(c)(d)	207,050
545,034	Federal Home Loan Mortgage Corp., Series 3229, Class BI, REMICS, 2.133%, 10/15/2036(b)(c)(d)	50,325
601,614	Federal Home Loan Mortgage Corp., Series 3416, Class BI, REMICS, 1.763%, 2/15/2038(b)(c)(d)	57,379
174,956	Federal Home Loan Mortgage Corp., Series 3417, Class VS, REMICS, 5.063%, 2/15/2038(b)(c)	192,181
164,221	Federal Home Loan Mortgage Corp., Series 3417, Class WS, REMICS, 5.726%, 2/15/2038(b)(c)	168,389
671,593	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.538%, 6/15/2048(b)	630,370
171,966	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.506%, 12/15/2036(b)(c)	174,585
788,201	Federal Home Loan Mortgage Corp., Series 3747, Class CS, REMICS, 2.013%, 10/15/2040(b)(c)(d)	71,673
183,907	Federal Home Loan Mortgage Corp., Series 3808, Class SH, REMICS, 0.260%, 2/15/2041(b)(c)	131,651
726,696	Federal Home Loan Mortgage Corp., Series 3922, Class SH, REMICS, 1.413%, 9/15/2041(b)(c)(d)	64,943
997,772	Federal Home Loan Mortgage Corp., Series 4041, Class ES, REMICS, 1.567%, 8/15/2040(b)	1,071,883
610,307	Federal Home Loan Mortgage Corp., Series 4097, Class US, REMICS, 1.663%, 8/15/2032(b)(c)(d)	36,916
3,728,370	Federal Home Loan Mortgage Corp., Series 4136, Class SG, REMICS, 1.663%, 11/15/2042(b)(c)(d)	501,758
1,784,629	Federal Home Loan Mortgage Corp., Series 4321, Class BS, REMICS, 1.733%, 6/15/2039(b)(c)(d)	166,828
923,435	Federal Home Loan Mortgage Corp., Series 4512, Class IE, REMICS, 4.500%, 3/15/2044(c)(d)	166,927
See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$3,014,977	Federal Home Loan Mortgage Corp., Series 4672, Class SP, REMICS, 1.613%, 4/15/2047(b)(c)(d)	$296,593
1,152,781	Federal Home Loan Mortgage Corp., Series 4749, REMICS, 4.000%, 12/15/2047(c)(d)	202,760
2,360,885	Federal Home Loan Mortgage Corp., Series 5048, Class HI, REMICS, 4.500%, 1/15/2042(d)	449,683
5,963,372	Federal Home Loan Mortgage Corp., Series 5065, Class HI, REMICS, 4.737%, 4/15/2042(b)(d)	914,682
117,733	Federal Home Loan Mortgage Corp., Series 5065, Class EI, REMICS, 5.340%, 11/25/2044(b)(d)	21,765
1,166,239	Federal Home Loan Mortgage Corp., Series 5078, Class MI, REMICS, 4.000%, 9/25/2043(c)(d)	264,329
14,014,122	Federal Home Loan Mortgage Corp., Series 5094, REMICS, 1.407%, 12/15/2048(b)(d)	917,760
256,510	Federal Home Loan Mortgage Corp., Series 5214, Class BI, REMICS, 0.884%, 4/25/2052(b)(d)	9,547
16,711,282	Federal Home Loan Mortgage Corp., Series 5407, Class LA, REMICS, 6.000%, 8/25/2050	16,934,461
51,970,719	Federal Home Loan Mortgage Corp., Series 5457, Class GA, REMICS, 4.500%, 11/25/2050	51,509,302
36,603,528	Federal Home Loan Mortgage Corp., Series 5471, Class DA, REMICS, 5.000%, 8/25/2051	36,652,965
1,782,125	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-61, Class 1A1, 1 yr. USD MTA + 1.400%, 5.553%, 7/25/2044(b)	1,726,576
471,431	Federal National Mortgage Association, Series 2005-22, Class DG, REMICS, 6.810%, 4/25/2035(b)(c)	452,694
567,534	Federal National Mortgage Association, Series 2005-45, Class DA, REMICS, 8.028%, 6/25/2035(b)(c)	675,051
508,404	Federal National Mortgage Association, Series 2006-46, Class SK, REMICS, 7.808%, 6/25/2036(b)(c)	618,616
25,137	Federal National Mortgage Association, Series 2006-69, Class KI, REMICS, 2.830%, 8/25/2036(b)(c)(d)	2,545
155,064	Federal National Mortgage Association, Series 2008-15, Class AS, REMICS, 10.648%, 8/25/2036(b)(c)	207,310
442,168	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.495%, 8/25/2038(b)	432,601
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$117,820	Federal National Mortgage Association, Series 2008-87, Class LD, REMICS, 3.869%, 11/25/2038(b)(c)	$115,433
440,398	Federal National Mortgage Association, Series 2009-11, Class VP, REMICS, 2.621%, 3/25/2039(b)(c)	410,503
45,687	Federal National Mortgage Association, Series 2010-75, Class MT, REMICS, 1.895%, 12/25/2039(b)(c)	41,183
282,244	Federal National Mortgage Association, Series 2011-100, Class SH, REMICS, 3.230%, 11/25/2040(b)	259,715
1,857,178	Federal National Mortgage Association, Series 2011-51, Class SM, REMICS, 1.380%, 6/25/2041(b)(c)(d)	155,430
910,673	Federal National Mortgage Association, Series 2012-14, Class MS, REMICS, 2.030%, 3/25/2042(b)(c)(d)	123,600
540,720	Federal National Mortgage Association, Series 2012-21, Class SB, REMICS, 1.480%, 3/25/2042(b)(c)(d)	54,262
2,350,555	Federal National Mortgage Association, Series 2012-97, Class SB, REMICS, 1.530%, 9/25/2042(b)(c)(d)	240,417
396,352	Federal National Mortgage Association, Series 2013-109, Class US, REMICS, 1.286%, 7/25/2043(b)	348,278
1,047,514	Federal National Mortgage Association, Series 2013-117, Class S, REMICS, 2.130%, 11/25/2043(b)(c)(d)	131,532
1,039,687	Federal National Mortgage Association, Series 2013-34, Class PS, REMICS, 1.680%, 8/25/2042(b)(c)(d)	92,622
2,690,591	Federal National Mortgage Association, Series 2013-66, Class LI, REMICS, 7.000%, 7/25/2043(c)(d)	339,824
8,308,121	Federal National Mortgage Association, Series 2014-15, Class SA, REMICS, 1.580%, 4/25/2044(b)(c)(d)	823,351
573,270	Federal National Mortgage Association, Series 2014-28, Class SD, REMICS, 1.580%, 5/25/2044(b)(c)(d)	41,554
269,145	Federal National Mortgage Association, Series 2015-55, Class KT, REMICS, 0.000%, 5/25/2041(b)(c)	227,939
4,856,313	Federal National Mortgage Association, Series 2016-22, Class ST, REMICS, 1.630%, 4/25/2046(b)(c)(d)	401,576
5,138,692	Federal National Mortgage Association, Series 2016-32, Class SA, REMICS, 1.630%, 10/25/2034(b)(d)	321,877
6,438,714	Federal National Mortgage Association, Series 2016-60, Class ES, REMICS, 1.630%, 9/25/2046(b)(d)	478,268
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$4,050,717	Federal National Mortgage Association, Series 2016-60, Class QS, REMICS, 1.630%, 9/25/2046(b)(d)	$272,994
2,618,997	Federal National Mortgage Association, Series 2016-82, Class SC, REMICS, 1.630%, 11/25/2046(b)(c)(d)	250,089
2,685,687	Federal National Mortgage Association, Series 2016-82, Class SG, REMICS, 1.630%, 11/25/2046(b)(c)(d)	192,807
2,840,088	Federal National Mortgage Association, Series 2016-93, Class SL, REMICS, 2.180%, 12/25/2046(b)(c)(d)	237,173
4,214,746	Federal National Mortgage Association, Series 2017-26, Class SA, REMICS, 1.680%, 4/25/2047(b)(c)(d)	294,212
30,947,840	Federal National Mortgage Association, Series 2017-57, Class SD, REMICS, 0.000%, 8/25/2047(b)(d)	1,232,724
8,422,800	Federal National Mortgage Association, Series 2020-37, Class QI, REMICS, 4.500%, 6/25/2050(d)	1,549,292
2,331,837	Federal National Mortgage Association, Series 2020-72, Class LI, REMICS, 5.000%, 12/25/2040(d)	458,335
12,923,852	Federal National Mortgage Association, Series 2021-24, REMICS, 1.080%, 3/25/2059(b)(d)	721,804
17,808,941	Federal National Mortgage Association, Series 2024-86, Class CA, REMICS, 5.000%, 9/25/2051	17,842,006
156,379	Federal National Mortgage Association, Series 334, Class 11, 6.000%, 3/25/2033(c)(d)	17,712
39,277	Federal National Mortgage Association, Series 334, Class 19, 7.000%, 2/25/2033(b)(c)(d)	5,423
165,548	Federal National Mortgage Association, Series 339, Class 13, 6.000%, 6/25/2033(c)(d)	20,695
105,760	Federal National Mortgage Association, Series 339, Class 7, 5.500%, 11/25/2033(c)(d)	13,076
415,192	Federal National Mortgage Association, Series 356, Class 13, 5.500%, 6/25/2035(c)(d)	65,797
168,931	Federal National Mortgage Association, Series 359, Class 17, 6.000%, 7/25/2035(c)(d)	26,838
96,122	Federal National Mortgage Association, Series 374, Class 18, 6.500%, 8/25/2036(c)(d)	15,839
226,976	Federal National Mortgage Association, Series 374, Class 20, 6.500%, 9/25/2036(c)(d)	38,461
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$92,703	Federal National Mortgage Association, Series 374, Class 22, 7.000%, 10/25/2036(c)(d)	$17,365
101,641	Federal National Mortgage Association, Series 374, Class 23, 7.000%, 10/25/2036(c)(d)	15,903
145,400	Federal National Mortgage Association, Series 374, Class 24, 7.000%, 6/25/2037(c)(d)	26,745
124,069	Federal National Mortgage Association, Series 381, Class 12, 6.000%, 11/25/2035(c)(d)	18,084
62,148	Federal National Mortgage Association, Series 381, Class 13, 6.000%, 11/25/2035(b)(c)(d)	9,245
83,608	Federal National Mortgage Association, Series 381, Class 18, 7.000%, 3/25/2037(c)(d)	13,445
49,303	Federal National Mortgage Association, Series 381, Class 19, 7.000%, 3/25/2037(b)(c)(d)	8,434
15,087	Federal National Mortgage Association, Series 383, Class 32, 6.000%, 1/25/2038(c)(d)	2,601
440,289	Federal National Mortgage Association, Series 384, Class 20, 5.500%, 5/25/2036(b)(c)(d)	67,133
153,044	Federal National Mortgage Association, Series 384, Class 31, 6.500%, 7/25/2037(c)(d)	27,161
65,455	Federal National Mortgage Association, Series 384, Class 36, 7.000%, 7/25/2037(b)(c)(d)	6,958
102,000	Federal National Mortgage Association, Series 384, Class 4, 4.500%, 9/25/2036(b)(c)(d)	6,205
76,641	Federal National Mortgage Association, Series 385, Class 23, 7.000%, 7/25/2037(c)(d)	12,913
11,617	Federal National Mortgage Association, Series 386, Class 25, 7.000%, 3/25/2038(b)(c)(d)	2,423
32,434	Government National Mortgage Association, Series 2010-H02, Class FA, 1 mo. USD SOFR + 0.794%, 5.110%, 2/20/2060(b)(c)	32,193
13,367	Government National Mortgage Association, Series 2010-H22, Class FE, 1 mo. USD SOFR + 0.464%, 4.816%, 5/20/2059(b)(c)	12,812
22,440	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 10/20/2060(b)(c)	22,173
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$31,003	Government National Mortgage Association, Series 2011-H05, Class FB, 1 mo. USD SOFR + 0.614%, 4.966%, 12/20/2060(b)(c)	$30,721
12,593	Government National Mortgage Association, Series 2011-H11, Class FA, 1 mo. USD SOFR + 0.614%, 4.966%, 3/20/2061(b)(c)	12,470
12,011	Government National Mortgage Association, Series 2011-H21, Class FA, 1 mo. USD SOFR + 0.714%, 5.066%, 10/20/2061(b)(c)	11,910
26,433	Government National Mortgage Association, Series 2011-H21, Class FT, 1 yr. CMT + 0.700%, 4.750%, 10/20/2061(b)(c)	25,655
4,192	Government National Mortgage Association, Series 2012-H11, Class BA, 2.000%, 5/20/2062(c)	3,766
30,097	Government National Mortgage Association, Series 2012-H22, Class HD, 5.310%, 1/20/2061(b)(c)	29,334
1,911	Government National Mortgage Association, Series 2012-H24, Class FE, 1 mo. USD SOFR + 0.714%, 4.600%, 10/20/2062(b)(c)	1,890
653,355	Government National Mortgage Association, Series 2013-71, Class DF, 1 mo. USD SOFR + 1.114%, 5.000%, 5/20/2043(b)(c)	589,168
76,486	Government National Mortgage Association, Series 2013-H01, Class JA, 1 mo. USD SOFR + 0.434%, 4.786%, 1/20/2063(b)(c)	73,990
26,899	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(c)	25,944
544,782	Government National Mortgage Association, Series 2013-H13, Class SI, 1.282%, 6/20/2063(b)(c)(d)	20,463
1,211,612	Government National Mortgage Association, Series 2013-H16, Class AI, 1.442%, 7/20/2063(b)(c)(d)	29,812
167,549	Government National Mortgage Association, Series 2013-H18, Class EI, 2.004%, 7/20/2063(b)(c)(d)	15,236
163,594	Government National Mortgage Association, Series 2013-H18, Class JI, 1.344%, 8/20/2063(b)(c)(d)	2,750
35,475	Government National Mortgage Association, Series 2013-H20, Class FA, 1 mo. USD SOFR + 0.714%, 5.066%, 8/20/2063(b)(c)	34,462
255,326	Government National Mortgage Association, Series 2014-H24, Class HI, 0.921%, 9/20/2064(b)(c)(d)	9,886
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$812,750	Government National Mortgage Association, Series 2015-H01, Class XZ, 4.544%, 10/20/2064(b)	$800,824
80,946	Government National Mortgage Association, Series 2015-H04, Class HA, 3.500%, 11/20/2064(b)(c)	78,763
258,471	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	251,315
7,584	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.746%, 5/20/2063(b)(c)	7,241
4,569	Government National Mortgage Association, Series 2015-H19, Class FA, 1 mo. USD SOFR + 0.314%, 4.666%, 4/20/2063(b)(c)	4,390
4,911	Government National Mortgage Association, Series 2015-H28, Class JZ, 4.701%, 3/20/2065(b)(c)	4,752
270	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.166%, 10/20/2065(b)(c)	263
156,843	Government National Mortgage Association, Series 2015-H29, Class HZ, 4.486%, 9/20/2065(b)(c)	152,547
2,540	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.146%, 8/20/2061(b)(c)	2,465
319,371	Government National Mortgage Association, Series 2016-23, Class PA, 5.535%, 7/20/2037(b)(c)	319,374
4,276,861	Government National Mortgage Association, Series 2016-H01, Class AI, 1.778%, 1/20/2066(b)(c)(d)	143,129
5,968,094	Government National Mortgage Association, Series 2016-H09, Class JI, 2.015%, 4/20/2066(b)(c)(d)	222,647
92,414	Government National Mortgage Association, Series 2016-H14, Class JZ, 4.408%, 8/20/2063(b)(c)	88,668
1,192,831	Government National Mortgage Association, Series 2016-H17, Class HA, 2.250%, 3/20/2066	1,160,687
22,615	Government National Mortgage Association, Series 2016-H19, Class CZ, 4.471%, 8/20/2066(b)(c)	21,580
12,977	Government National Mortgage Association, Series 2016-H19, Class EZ, 4.902%, 6/20/2061(b)(c)	12,529
2,725,677	Government National Mortgage Association, Series 2017-26, Class IM, 6.500%, 2/20/2047(c)(d)	282,174
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$803,938	Government National Mortgage Association, Series 2017-H05, Class AI, 2.376%, 1/20/2067(b)(c)(d)	$36,813
138,584	Government National Mortgage Association, Series 2018-H12, Class HZ, 4.656%, 8/20/2068(b)(c)	131,920
280,000	Government National Mortgage Association, Series 2019-111, Class LP, 3.500%, 9/20/2049(c)	214,667
324,000	Government National Mortgage Association, Series 2019-132, Class LP, 3.500%, 10/20/2049(c)	247,362
8,447,001	Government National Mortgage Association, Series 2019-152, Class LI, 1.300%, 2/20/2044(b)(d)	1,018,118
1,760,984	Government National Mortgage Association, Series 2019-44, Class BS, 1.800%, 4/20/2049(b)(c)(d)	165,353
7,194,804	Government National Mortgage Association, Series 2019-45, Class FL, 1 mo. USD SOFR + 0.814%, 4.500%, 4/20/2049(b)	6,840,482
7,428,501	Government National Mortgage Association, Series 2019-70, Class SK, 1.750%, 8/20/2043(b)(d)	790,184
2,339,485	Government National Mortgage Association, Series 2019-H02, Class JA, 3.500%, 12/20/2068	2,246,175
941,372	Government National Mortgage Association, Series 2019-H06, Class HA, 2.800%, 4/20/2069(b)(c)	918,486
808,895	Government National Mortgage Association, Series 2019-H12, Class JA, 2.500%, 7/20/2069(c)	794,861
1,920,112	Government National Mortgage Association, Series 2020-138, Class IL, 3.500%, 9/20/2050(c)(d)	363,871
9,563,379	Government National Mortgage Association, Series 2020-148, Class EI, 3.000%, 11/20/2049(d)	1,922,316
4,075,853	Government National Mortgage Association, Series 2020-148, Class IJ, 3.000%, 6/20/2049(c)(d)	856,914
11,010,839	Government National Mortgage Association, Series 2020-47, Class IQ, 3.500%, 3/20/2050(d)	2,368,147
1,238,325	Government National Mortgage Association, Series 2020-H11, Class GA, 1.250%, 7/20/2067	1,219,731
24,935,101	Government National Mortgage Association, Series 2021-H03, 0.000%, 4/20/2070(b)(c)(d)	203,978
4,026,201	Government National Mortgage Association, Series 2021-H08, Class IA, 0.008%, 1/20/2068(b)(c)(d)	35,375
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,452,841	Government National Mortgage Association, Series 2021-H12, Class GA, 4.534%, 7/20/2071(b)	$1,443,911
731,154	Government National Mortgage Association, Series 2021-H17, 0.098%, 3/20/2070(b)(c)(d)	20,774
928,089	Government National Mortgage Association, Series 2021-H17, Class BA, 2.835%, 10/20/2071(b)(c)	901,054
45,141,083	Government National Mortgage Association, Series 2025-H03, Class IA, 0.659%, 1/20/2075(b)(d)	3,469,363
18,125,013	Government National Mortgage Association, Series 2025-H03, Class IC, 0.691%, 1/20/2075(b)(d)	1,382,612
12,101,274	Government National Mortgage Association, Series 2025-H04, Class GI, 0.715%, 1/20/2075(b)(d)	991,929
15,268,026	Government National Mortgage Association, Series 2025-H04, Class HI, 0.618%, 2/20/2075(b)(d)	1,159,912
33,152,923	Government National Mortgage Association, Series 2025-H07, Class LI, 0.701%, 2/20/2075(b)(d)	2,638,210
26,516,037	Government National Mortgage Association, Series 2025-H13, Class EI, 0.469%, 5/20/2075(b)(d)	1,791,821
48,161,323	Government National Mortgage Association, Series 2025-H14, Class AI, 0.437%, 7/20/2075(b)(d)	3,144,048
		187,102,919
	Mortgage Related — 43.3%
6,836,727	Federal Home Loan Mortgage Corp., 2.500%, 9/01/2050	5,629,191
1,430,053	Federal Home Loan Mortgage Corp., 2.500%, 10/01/2050	1,177,450
6,051,333	Federal Home Loan Mortgage Corp., 2.500%, 2/01/2052	5,097,068
7,290,842	Federal Home Loan Mortgage Corp., 2.500%, 4/01/2052	6,172,640
6,901,016	Federal Home Loan Mortgage Corp., 3.500%, 6/01/2052	6,310,726
15,940,871	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	15,078,237
24,067,737	Federal Home Loan Mortgage Corp., 4.500%, 12/01/2054	23,350,975
8,094,307	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2055	8,261,588
20,000,000	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2055	20,481,104
21,000,000	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2055	21,713,437
1,109,923	Federal National Mortgage Association, 2.000%, 10/01/2050	877,072
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$291,378	Federal National Mortgage Association, 2.000%, 12/01/2050	$230,243
3,614,565	Federal National Mortgage Association, 2.500%, 10/01/2050	3,066,026
11,990,000	Federal National Mortgage Association, 2.500%, 1/01/2052	10,106,784
8,479,319	Federal National Mortgage Association, 2.500%, 1/01/2052	7,167,014
76,201,562	Federal National Mortgage Association, 2.500%, 2/01/2052	64,184,956
4,981,859	Federal National Mortgage Association, 2.500%, 2/01/2052	4,208,700
1,873,979	Federal National Mortgage Association, 2.500%, 7/01/2053	1,580,960
8,554,484	Federal National Mortgage Association, 2.500%, 12/01/2061	6,976,207
102,741,199	Federal National Mortgage Association, 2.500%, 3/01/2062	83,785,748
38,832,465	Federal National Mortgage Association, 2.500%, 3/01/2062	31,668,083
19,500,724	Federal National Mortgage Association, 2.500%, 3/01/2062	15,902,867
75,674,367	Federal National Mortgage Association, 2.500%, 5/01/2062	61,712,629
59,458,851	Federal National Mortgage Association, 2.500%, 5/01/2062	48,488,421
12,026,726	Federal National Mortgage Association, 2.500%, 12/01/2063	9,807,670
1,496,850	Federal National Mortgage Association, 3.000%, 10/01/2047	1,351,282
1,769,433	Federal National Mortgage Association, 3.000%, 7/01/2049	1,569,542
30,972,516	Federal National Mortgage Association, 3.000%, 2/01/2052	27,448,055
30,066,919	Federal National Mortgage Association, 3.000%, 2/01/2052	26,600,818
26,017,955	Federal National Mortgage Association, 3.000%, 6/01/2052	22,909,754
2,986,194	Federal National Mortgage Association, 3.000%, 6/01/2063	2,560,958
14,682,643	Federal National Mortgage Association, 3.000%, 12/01/2063	12,464,281
16,807,530	Federal National Mortgage Association, 3.000%, 6/01/2064	14,226,398
33,243,645	Federal National Mortgage Association, 3.500%, 9/01/2062	29,845,695
15,697,088	Federal National Mortgage Association, 3.500%, 12/01/2063	14,034,248
23,742,855	Federal National Mortgage Association, 3.500%, 6/01/2064	21,050,560
444,828	Federal National Mortgage Association, 4.000%, 1/01/2052	421,595
9,131,362	Federal National Mortgage Association, 5.500%, 10/01/2054	9,213,482
30,000,000	Federal National Mortgage Association, 5.500%, 7/01/2055	30,315,281
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$10,000,000	Federal National Mortgage Association, 6.500%, 10/01/2055	$10,348,356
8	Government National Mortgage Association, 5.470%, 11/20/2059(b)	8
		687,396,109
	Non-Agency Commercial Mortgage-Backed Securities — 9.4%
3,720,000	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,487,293
3,525,000	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	3,326,008
1,770,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,632,981
3,649,000	Bank, Series 2020-BN26, Class A4, 2.403%, 3/15/2063	3,326,006
785,000	Bank, Series 2020-BN28, Class AS, 2.140%, 3/15/2063	689,632
5,300,000	Bank, Series 2022-BNK39, Class A4, 2.928%, 2/15/2055(b)	4,809,509
1,830,000	Bank, Series 2022-BNK42, Class A5, 4.493%, 6/15/2055(b)	1,795,639
1,000,000	Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2016-UB10, Class A4, 3.170%, 7/15/2049	992,180
2,140,000	Bank5 Trust, Series 2024-5YR6, Class AS, 6.790%, 5/15/2057(b)	2,273,295
3,330,000	Benchmark Mortgage Trust, Series 2019-B10, Class A4, 3.717%, 3/15/2062	3,243,952
5,185,000	Benchmark Mortgage Trust, Series 2019-B13, Class A4, 2.952%, 8/15/2057	4,896,212
4,970,000	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374%, 2/15/2055(b)	4,574,631
2,770,000	BX Commercial Mortgage Trust, Series 2022-AHP, Class B, 1 mo. USD SOFR + 1.840%, 5.990%, 1/17/2039(a)(b)	2,768,593
1,485,000	BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/2046(a)(b)	1,512,676
720,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	720,450
4,470,000	BX Trust, Series 2025-VLT6, Class A, 1 mo. USD SOFR + 1.443%, 5.593%, 3/15/2042(a)(b)	4,433,306
510,000	CALI Mortgage Trust, Series 2019-101C, Class A, 3.957%, 3/10/2039(a)	488,948
3,305,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	3,387,858
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$1,497,468	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	$1,454,416
6,160,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	5,628,700
2,110,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	1,814,072
3,600,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	2,843,100
2,405,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	2,261,354
2,520,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	2,609,525
5,365,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.415%, 10/15/2043(a)(b)	5,212,433
3,018,928	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.345%, 7/15/2038(a)(b)	3,018,928
3,077,957	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 5.965%, 7/15/2038(a)(b)	3,077,957
395,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	395,000
210,000	Extended Stay America Trust, Series 2025-ESH, Class B, 1 mo. USD SOFR + 1.600%, 5.750%, 10/15/2042(a)(b)	210,000
3,520,494	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	3,018,442
5,775,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	4,879,875
520,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	519,067
2,000,000	GS Mortgage Securities Trust, Series 2014-GC22, Class AS, 4.113%, 6/10/2047	1,874,034
2,373,000	GS Mortgage Securities Trust, Series 2014-GC22, Class C, 4.726%, 6/10/2047(b)	1,551,982
5,000,000	GS Mortgage Securities Trust, Series 2019-GSA1, Class A4, 3.048%, 11/10/2052	4,740,891
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,555,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	$2,393,783
5,885,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	5,878,566
560,028	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class C, 3.689%, 12/15/2047(a)(b)	543,255
2,969,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class AS, 4.119%, 1/15/2049(b)	2,950,079
3,350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	3,343,548
730,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class AS, 4.065%, 11/15/2047	708,100
600,000	LEX Mortgage Trust, Series 2024-BBG, Class A, 5.036%, 10/13/2033(a)(b)	604,280
322,017	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.385%, 6/15/2044(a)(b)	318,893
3,202,190	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class A2, 3.828%, 2/05/2035(a)(b)	2,978,037
3,399,917	Morgan Stanley Capital I Trust, Series 2017-H1, Class A5, 3.530%, 6/15/2050	3,354,776
5,780,000	Morgan Stanley Capital I Trust, Series 2019-L3, Class A4, 3.127%, 11/15/2052	5,492,476
2,085,000	Morgan Stanley Capital I Trust, Series 2021-L5, Class A4, 2.728%, 5/15/2054	1,888,006
1,057,211	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,006,993
3,180,000	NY Commercial Mortgage Trust, Series 2025-299P, Class A, 5.853%, 2/10/2047(a)(b)	3,338,602
3,115,000	RFR Trust, Series 2025-SGRM, Class A, 5.562%, 3/11/2041(a)(b)	3,185,038
495,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	509,047
1,606,458	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	971,104
6,500,000	Starwood Retail Property Trust, Series 2014-STAR, Class B, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)(c)(e)	1,300,000
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$540,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	$541,352
2,870,000	TYSN Mortgage Trust, Series 2023-CRNR, Class A, 6.799%, 12/10/2033(a)(b)	3,030,276
1,350,000	UBS Commercial Mortgage Trust, Series 2019-C16, Class A4, 3.605%, 4/15/2052	1,301,771
5,000,000	Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5, 4.302%, 1/15/2052	4,998,125
5,012,000	Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146%, 12/15/2052	4,762,488
		148,867,540
	Total Bonds and Notes (Identified Cost $1,563,231,973)	1,500,060,901

Collateralized Loan Obligations — 3.7%
5,255,000	Alinea CLO Ltd., Series 2018-1A, Class BR, 3 mo. USD SOFR + 1.150%, 5.476%, 7/20/2031(a)(b)	5,235,819
3,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.722%, 7/15/2036(a)(b)	3,246,554
3,300,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.068%, 7/15/2036(a)(b)	3,307,801
3,835,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.602%, 1/15/2031(a)(b)	3,837,217
3,020,000	Eldridge CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.330%, 0.000%, 10/20/2038(a)(b)(f)	3,020,000
1,530,000	Empower CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.310%, 5.637%, 7/20/2038(a)(b)	1,535,942
1,385,000	Galaxy XXVI CLO Ltd., Series 2018-26A, Class BR, 3 mo. USD SOFR + 1.600%, 5.804%, 11/22/2031(a)(b)	1,385,661
3,290,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(a)(b)	3,301,515
3,005,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 6.087%, 4/20/2031(a)(b)	3,008,275
Principal Amount	Description	Value (†)

$2,570,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.972%, 10/17/2036(a)(b)	$2,570,000
2,040,000	Octagon Investment Partners 18-R Ltd., Series 2018-18A, Class A2, 3 mo. USD SOFR + 1.732%, 6.049%, 4/16/2031(a)(b)	2,040,857
4,205,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class B1R2, 3 mo. USD SOFR + 1.600%, 5.926%, 1/20/2038(a)(b)	4,215,605
2,455,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	2,469,443
1,900,000	Polen Capital CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.320%, 5.581%, 3/06/2038(a)(b)	1,907,433
3,800,000	Post CLO Ltd., Series 2022-1A, Class A, 3 mo. USD SOFR + 1.380%, 5.706%, 4/20/2035(a)(b)	3,804,074
7,650,000	Rockland Park CLO Ltd., Series 2021-1A, Class A1R, 3 mo. USD SOFR + 1.300%, 5.588%, 7/20/2038(a)(b)	7,676,752
5,130,000	Symetra CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.290%, 5.571%, 4/20/2038(a)(b)	5,130,200
1,315,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3 mo. USD SOFR + 1.961%, 6.290%, 10/18/2031(a)(b)	1,318,485
	Total Collateralized Loan Obligations (Identified Cost $58,805,396)	59,011,633

Loan Participations — 0.0%
	ABS Other — 0.0%
879,865	Harbour Aircraft Investments Ltd., 6.000%, 11/15/2037	837,456
	Total Loan Participations (Identified Cost $875,337)	837,456

See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Securitized Asset Fund (continued)
Principal Amount	Description	Value (†)

Short-Term Investments — 4.3%
$3,963,484	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $3,963,776 on 10/01/2025 collateralized by $3,999,700 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $4,042,890 including accrued interest (Note 2 of Notes to Financial Statements)	$3,963,484
63,730,000	U.S. Treasury Bills, 4.231%, 11/18/2025(g)(h)	63,390,956
	Total Short-Term Investments (Identified Cost $67,334,005)	67,354,440
	Total Investments — 102.6% (Identified Cost $1,690,246,711)	1,627,264,430
	Other assets less liabilities — (2.6)%	(40,805,798)
	Net Assets — 100.0%	$1,586,458,632

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $455,729,437 or 28.7% of
net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)
Interest only security. Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e)	Non-income producing security.
(f)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(g)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(h)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
SLM	Sallie Mae
SOFR	Secured Overnight Financing Rate
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	182	$20,521,804	$20,475,000	$(46,804)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	176	19,194,777	19,218,375	23,598
CBOT U.S. Long Bond Futures	12/19/2025	131	14,954,361	15,273,781	319,420
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	69	8,070,987	8,284,313	213,326
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	939	106,886,546	108,058,359	1,171,813
Total					$1,681,353
See accompanying notes to financial statements.
| 30

Statements of Assets and Liabilities
September 30, 2025

	High Income Opportunities Fund	Securitized Asset Fund
ASSETS
Investments at cost	$294,042,226	$1,690,246,711
Net unrealized depreciation	(4,325,868)	(62,982,281)
Investments at value	289,716,358	1,627,264,430
Cash	627,711	13,701
Foreign currency at value (identified cost $55 and $0, respectively)	61	—
Receivable for Fund shares sold	617,120	1,776,849
Receivable for securities sold	11,088,770	67,000
Receivable for when-issued/delayed delivery securities sold (Note 2)	—	148,557,403
Collateral received for delayed delivery securities (Note 2)	—	555,000
Dividends and interest receivable	3,954,563	6,634,594
Receivable for variation margin on futures contracts (Note 2)	17,451	—
TOTAL ASSETS	306,022,034	1,784,868,977
LIABILITIES
Payable for securities purchased	13,506,500	49,165,048
Payable for when-issued/delayed delivery securities purchased (Note 2)	—	148,060,021
Unfunded loan commitments (Note 2)	356,867	—
Payable for Fund shares redeemed	138,525	504,062
Payable for variation margin on futures contracts (Note 2)	—	126,214
Due to brokers (Note 2)	—	555,000
TOTAL LIABILITIES	14,001,892	198,410,345
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$292,020,142	$1,586,458,632
NET ASSETS CONSIST OF:
Paid-in capital	$311,230,652	$1,970,562,529
Accumulated loss	(19,210,510)	(384,103,897)
NET ASSETS	$292,020,142	$1,586,458,632
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$292,020,142	$1,586,458,632
Shares of beneficial interest	31,771,827	199,870,937
Net asset value, offering and redemption price per share	$9.19	$7.94

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
31 |

Statements of Operations
For the Year Ended September 30, 2025

	High Income Opportunities Fund	Securitized Asset Fund
INVESTMENT INCOME
Interest	$20,294,453	$70,684,146
Dividends	212,157	—
Less net foreign taxes withheld	(78)	—
Investment income	20,506,532	70,684,146
Net realized and unrealized gain (loss) on Investments, Futures contracts and foreign currency transactions
Net realized gain (loss) on:
Investments	308,389	(10,130,773)
Futures contracts	282,027	2,483,519
Net change in unrealized appreciation (depreciation) on:
Investments	6,505,247	17,082,147
Futures contracts	(100,812)	1,841,273
Foreign currency translations (Note 2c)	4	—
Net realized and unrealized gain on Investments, Futures contracts and foreign currency transactions	6,994,855	11,276,166
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$27,501,387	$81,960,312
See accompanying notes to financial statements.
| 32

Statements of Changes in Net Assets

	High Income Opportunities Fund		Securitized Asset Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Investment income	$20,506,532	$16,906,183	$70,684,146	$56,006,580
Net realized gain (loss) on investments, futures contracts, swap agreements and foreign currency transactions	590,416	(5,038,588)	(7,647,254)	(32,950,583)
Net change in unrealized appreciation on investments, futures contracts and foreign currency translations	6,404,439	21,098,420	18,923,420	144,829,081
Net increase in net assets resulting from operations	27,501,387	32,966,015	81,960,312	167,885,078
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(20,979,225)	(17,678,183)	(69,741,688)	(63,682,189)
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 10)	24,242,232	32,645,716	81,988,219	170,265,767
Net increase in net assets	30,764,394	47,933,548	94,206,843	274,468,656
NET ASSETS
Beginning of the year	261,255,748	213,322,200	1,492,251,789	1,217,783,133
End of the year	$292,020,142	$261,255,748	$1,586,458,632	$1,492,251,789
See accompanying notes to financial statements.
33 |

Financial Highlights
For a share outstanding throughout each period.

	High Income Opportunities Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.00	$8.43	$8.32	$10.94	$10.29
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.62	0.64	0.59	0.58	0.59
Net realized and unrealized gain (loss)	0.21	0.60	0.14	(2.28)	0.67
Total from Investment Operations	0.83	1.24	0.73	(1.70)	1.26
LESS DISTRIBUTIONS FROM:
Investment income	(0.64)	(0.67)	(0.62)	(0.59)	(0.61)
Net realized capital gains	—	—	—	(0.33)	—
Total Distributions	(0.64)	(0.67)	(0.62)	(0.92)	(0.61)
Net asset value, end of the period	$9.19	$9.00	$8.43	$8.32	$10.94
Total return	9.66%	15.45%	8.98%	(16.59)%	12.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$292,020	$261,256	$213,322	$193,409	$267,703
Gross expenses(b)	—	—	—	—	—
Net investment income	6.96%	7.42%	6.93%	5.96%	5.49%
Portfolio turnover rate	117%	88%	48%	45%	62%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.

	Securitized Asset Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$7.91	$7.31	$7.68	$9.39	$9.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Investment income(a)	0.34	0.32	0.28	0.26	0.26
Net realized and unrealized gain (loss)	0.03	0.65	(0.21)	(1.43)	(0.06)
Total from Investment Operations	0.37	0.97	0.07	(1.17)	0.20
LESS DISTRIBUTIONS FROM:
Investment income	(0.34)	(0.37)	(0.44)	(0.54)	(0.58)
Net asset value, end of the period	$7.94	$7.91	$7.31	$7.68	$9.39
Total return	4.85%	13.64%	0.77%	(13.03)%	2.07%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,586,459	$1,492,252	$1,217,783	$1,275,943	$1,564,877
Gross expenses(b)	—	—	—	—	—
Net investment income	4.41%	4.25%	3.63%	3.02%	2.68%
Portfolio turnover rate	104%	90%	106%	140%	98%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Loomis Sayles has agreed to pay, without reimbursement from the Fund, all expenses associated with the operations of the Fund.
See accompanying notes to financial statements.
| 34

Notes to Financial Statements
September 30, 2025
1.Organization. Loomis Sayles Funds I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles High Income Opportunities Fund (“High Income Opportunities Fund”)
Loomis Sayles Securitized Asset Fund (“Securitized Asset Fund”)
Each Fund is a diversified investment company.
Each Fund offers Institutional Class shares. The Funds’ shares are offered exclusively to investors in “wrap fee” programs approved by Natixis Advisors, LLC (“Natixis Advisors”) and/or Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and to institutional advisory clients of Natixis Advisors or Loomis Sayles that, in each case, meet the Funds’ policies as established by Loomis Sayles.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation.  Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is, subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Equity-linked notes are fair valued at bid prices supplied by an independent pricing service. Senior loans and collateralized loan obligations ("CLOs") are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about
35 |

Notes to Financial Statements (continued)
September 30, 2025
the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. For payment-in-kind securities, income received in-kind is reflected as an increase to the principal and cost basis of the securities. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the
Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income, and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
e. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement
| 36

Notes to Financial Statements (continued)
September 30, 2025
date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
f. Swap Agreements. A Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily, and fluctuations in value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Asset and Liabilities, as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Funds face the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Funds based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Funds’ counterparty credit risk is reduced as the CCP stands between the Funds and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
g. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
37 |

Notes to Financial Statements (continued)
September 30, 2025
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
h. Stripped Securities. A Fund may invest in stripped securities, which are usually structured with two or more classes that receive different proportions of the interest and principal distribution on a pool of U.S. or foreign government securities or mortgage assets. In some cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). Stripped securities commonly have greater market volatility than other types of fixed-income securities. In the case of stripped mortgage securities, if the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its investments in IOs. Stripped securities outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
i. Federal and Foreign Income Taxes. The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
j. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as premium amortization, convertible bond adjustments, return of capital distributions received, defaulted and/or non-income producing securities, REMIC resecuritization adjustments and pay-down gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to wash sales, convertible bond adjustments, corporate actions, defaulted and/or non-income producing securities, interest only security adjustments, return of capital distributions received, REMIC resecuritization adjustments, premium amortization and futures contracts mark-to-market. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are reported as distributed from ordinary income for tax purposes.
| 38

Notes to Financial Statements (continued)
September 30, 2025
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
High Income Opportunities Fund	$20,979,225	$ —	$20,979,225	$17,678,183	$ —	$17,678,183
Securitized Asset Fund	69,741,688	—	69,741,688	63,682,189	—	63,682,189
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows :
	High Income Opportunities Fund	Securitized Asset Fund
Undistributed ordinary income	$1,660,153	$12,366,819
Capital loss carryforward:
Short-term:
No expiration date	—	(43,857,456)
Long-term:
No expiration date	(14,609,077)	(258,182,405)
Total capital loss carryforward	(14,609,077)	(302,039,861)
Unrealized depreciation	(5,273,292)	(92,666,932)
Total accumulated losses	$(18,222,216)	$(382,339,974)
As of September 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	High Income Opportunities Fund	Securitized Asset Fund
Federal tax cost	$294,989,656	$1,719,931,362
Gross tax appreciation	$7,357,763	$16,809,820
Gross tax depreciation	(12,631,061)	(109,476,752)
Net tax depreciation	$(5,273,298)	$(92,666,932)
The difference between these amounts and those reported in the components of distributable earnings are attributable to foreign currency mark-to-market.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. A Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
39 |

Notes to Financial Statements (continued)
September 30, 2025
l. Loan Participations. A Fund’s investment in senior loans may be in the form of participations in loans. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the party from whom the Fund has purchased the participation and only upon receipt by that party of payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement or to vote on matters arising under the loan agreement. Thus, a Fund may be subject to credit risk from both the party from whom it purchased the loan participation and the borrower. Additionally, a Fund may have minimal control over the terms of any loan modification. Loan participations outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
m. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
n. Equity-Linked Notes. A Fund may invest in equity-linked notes (“ELNs”). ELNs are hybrid instruments which combine both debt and equity characteristics into a single note form. ELN values are linked to the performance of an underlying index or a specific security. ELNs are unsecured debt obligations of an issuer and may not be publicly listed or traded on an exchange. ELNs have a coupon which is accrued and recorded as interest income on the Fund's Statement of Operations. The risk of investing in ELNs depends on the principal protection offered. Some ELNs may guarantee total principal or partial principal while others may not provide any guarantee of principal. The maturity value may also be impacted to the extent of any limit on the return value as part of the note structure. ELNs are subject to counterparty credit risk in that issuers and/or counterparties may fail to make payments when due or default completely, which could result in a loss of all or part of the Fund’s investment. ELNs outstanding at the end of the period, if any, are listed in the Fund's Portfolio of Investments.
o. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
p. Due to Brokers. Transactions and positions in certain delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/dealers. The due to brokers balance in the Statements of Assets and Liabilities for Securitized Asset Fund represents cash received as collateral for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
q. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
r. Indemnifications. Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
s. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
| 40

Notes to Financial Statements (continued)
September 30, 2025
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
High Income Opportunities Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$1,640,672	$ —	$1,640,672
Non-Agency Commercial Mortgage-Backed Securities	—	3,255,406	4,950	3,260,356
All Other Non-Convertible Bonds(a)	—	235,407,539	—	235,407,539
Total Non-Convertible Bonds	—	240,303,617	4,950	240,308,567
Convertible Bonds(a)	—	3,362,936	—	3,362,936
Total Bonds and Notes	—	243,666,553	4,950	243,671,503
Senior Loans(a)	—	22,174,341	—	22,174,341
Common Stocks(a)	8,160,201	—	—	8,160,201
Equity-Linked Notes	—	4,722,469	—	4,722,469
Preferred Stocks(a)	389,890	—	—	389,890
Other Investments
Professional Services	—	—	4,514	4,514
Warrants	—	—	—	—
Short-Term Investments	—	10,593,440	—	10,593,440
Total Investments	8,550,091	281,156,803	9,464	289,716,358
Futures Contracts (unrealized appreciation)	33,790	—	—	33,790
Total	$8,583,881	$281,156,803	$9,464	$289,750,148

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(62,012)	$ —	$ —	$(62,012)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
41 |

Notes to Financial Statements (continued)
September 30, 2025

Securitized Asset Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$67,683,734	$1,012,556	$68,696,290
ABS Residential Mortgage	—	—	7,622	7,622
Agency Commercial Mortgage-Backed Securities	—	102,749,822	4,194,490	106,944,312
Collateralized Mortgage Obligations	—	170,481,888	16,621,031	187,102,919
Non-Agency Commercial Mortgage-Backed Securities	—	147,567,540	1,300,000	148,867,540
All Other Bonds and Notes(a)	—	988,442,218	—	988,442,218
Total Bonds and Notes	—	1,476,925,202	23,135,699	1,500,060,901
Collateralized Loan Obligations	—	59,011,633	—	59,011,633
Loan Participations(a)	—	837,456	—	837,456
Short-Term Investments	—	67,354,440	—	67,354,440
Total Investments	—	1,604,128,731	23,135,699	1,627,264,430
Futures Contracts (unrealized appreciation)	1,728,157	—	—	1,728,157
Total	$1,728,157	$1,604,128,731	$23,135,699	$1,628,992,587

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(46,804)	$ —	$ —	$(46,804)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or September 30, 2025:
High Income Opportunities Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
Home Construction	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ —
Non-Agency Commercial Mortgage- Backed Securities	38,384	—	—	(33,434)	—	—	—	—	4,950	(33,434)
Other Investments
Professional Services	—	—	—	86	4,428	—	—	—	4,514	86
Warrants	—	—	—	—	—	—	—	—	—	—
Total	$38,384	$ —	$ —	$(33,348)	$4,428	$ —	$ —	$ —	$9,464	$(33,348)
| 42

Notes to Financial Statements (continued)
September 30, 2025

Securitized Asset Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
ABS Home Equity	$1,235,224	$(31,335)	$(2,111)	$50,435	$ —	$(239,657)	$ —	$ —	$1,012,556	$24,563
ABS Residential Mortgage	9,433	—	133	(395)	—	(1,549)	—	—	7,622	(290)
Agency Commercial Mortgage-Backed Securities	5,707,295	(2,218,588)	(261,240)	755,523	248,336	(248,336)	526,265	(314,765)	4,194,490	465,726
Collateralized Mortgage Obligations	16,133,303	(1,769,843)	(1,311,578)	1,167,604	4,957,411	(4,468,864)	1,912,998	—	16,621,031	(225,206)
Non-Agency Commercial Mortgage-Backed Securities	3,692,000	—	—	(2,392,000)	—	—	—	—	1,300,000	(2,392,000)
Total	$26,777,255	$(4,019,766)	$(1,574,796)	$(418,833)	$5,205,747	$(4,958,406)	$2,439,263	$(314,765)	$23,135,699	$(2,127,207)
Debt securities valued at $2,439,263 were transferred from Level 2 to Level 3 during the period ended September 30, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
A debt security valued at $314,765 was transferred from Level 3 to Level 2 during the period ended September 30, 2025. At September 30, 2024, this security was fair valued as determined by the Fund's valuation designee as an independent pricing service was unable to price the security. At September 30, 2025, this security was fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies.
43 |

Notes to Financial Statements (continued)
September 30, 2025
The significant unobservable inputs used for those securities fair valued by the valuation designee and categorized in Level 3 for Securitized Asset Fund as of September 30, 2025, were as follows:
Description		Valuation Technique(s)	Unobservable Input	Unobservable Input Value(s)	Value
Bonds and Notes
	ABS Home Equity[1]			1.00%	$1,009,145
		Market Discount	Discount Rate	5.00%	3,411
	ABS Residential Mortgage[1]	Market Discount	Discount Rate	5.00%	7,622
	Agency Commercial Mortgage-Backed Securities[1]			1.00%	3,885,134
		Market Discount	Discount Rate	3.00%	309,356
	Collateralized Mortgage Obligations[1]			1.00%	15,258,987
		Market Discount	Discount Rate	3.00%	1,362,044
	Non-Agency Commercial Mortgage-Backed Securities[2]	Discounted Cash Flows	Constant Default Rate	100%
			Loss Severity	40%
			Lag Time	24 months
			Loss Adjusted Spread	11%	1,300,000
	Total				$23,135,699

[1]
“Odd lot” securities (those with current principal below the normal trading size) are valued using a discount to the “round lot” price for the same security. The significant unobservable input used in the fair value measurement is the discount rate. Discount rates are set at a specific fixed rate depending on the size of the odd lot. A significant change in the discount rate could have a material effect on the fair value measurement. There is an inverse relationship between the discount rate and the fair value measurement, meaning a significant increase in the discount rate would have resulted in a lower fair value measurement, and vice versa.

[2]
Security is valued using a discounted cash flow model. The significant unobservable inputs used in the fair value measurement are the constant default rate, loss severity, lag time, and loss adjusted spread. Significant changes in input values could have a material effect on the fair value measurement. There is an inverse relationship between the loss severity, lag time, and loss adjusted spread and the fair value measurement, meaning a significant increase in any of those input values in isolation would have resulted in a lower fair value measurement, and vice versa. The constant default rate of 100% is based on the fact that the underlying loan is in default.

4.Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Funds used during the period include futures contracts.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed-income securities. A Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Funds may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the year ended September 30, 2025, Securitized Asset Fund used futures contracts to hedge against changes in interest rates and manage duration and High Income Opportunities Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for High Income Opportunities Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$33,790
| 44

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(62,012)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for High Income Opportunities Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$282,027

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(100,812)
The following is a summary of derivative instruments for Securitized Asset Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$1,728,157

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(46,804)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Securitized Asset Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$2,483,519

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$1,841,273
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
45 |

Notes to Financial Statements (continued)
September 30, 2025
The following is a summary of the Funds' derivative volume activity for the year ended September 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
Futures contracts
High Income Opportunities Fund	$31,920,252
Securitized Asset Fund	283,301,328
Unrealized gain and/or loss on open futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds' net assets.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
High Income Opportunities Fund	$ —	$5,945,471	$335,405,298	$319,329,960
Securitized Asset Fund	1,445,394,071	1,301,536,979	269,587,095	278,959,983
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis Sayles has agreed to pay, without reimbursement from the Funds or the Trust, the following expenses of the Funds:  compensation to Trustees of the Trust who are not “interested persons” (as defined in the 1940 Act) of the Trust; registration, filing and other fees in connection with requirements of regulatory authorities; the charges and expenses of any entity appointed by the Funds for custodial, paying agent, shareholder servicing and plan agent services; charges and expenses of the independent registered public accounting firm retained by the Funds; charges and expenses of any transfer agents and registrars appointed by the Funds; any cost of certificates representing shares of the Funds; legal fees and expenses in connection with the day-to-day affairs of the Funds, including registering and qualifying its shares with Federal and State regulatory authorities; expenses of meetings of shareholders and Trustees of the Trust; the costs of services, including services of counsel, required in connection with the preparation of the Funds’ registration statements and prospectuses, including amendments and revisions thereto, annual, semi-annual and other periodic reports of the Funds, and notices and proxy solicitation material furnished to shareholders of the Funds or regulatory authorities, and any costs of printing or mailing these items; and the Funds’ expenses of bookkeeping, accounting and financial reporting, including related clerical expenses and all other expenses incurred; and other operating expenses of the Funds, as applicable.
Loomis Sayles serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France. Under the terms of each management agreement, Loomis Sayles does not charge the Funds an investment advisory fee, also known as a management fee, or any other fee for those services or for bearing those expenses. Although the Funds do not compensate Loomis Sayles directly for services under the advisory agreement, Loomis Sayles will typically receive an advisory fee from the sponsors of “wrap programs,” who in turn charge the programs’ participants.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trust. Natixis Distribution currently is not paid a fee for serving as distributor for the Funds. Loomis Sayles has agreed to reimburse Natixis Distribution to the extent that Natixis Distribution incurs expenses in connection with any redemption of Fund shares.
| 46

Notes to Financial Statements (continued)
September 30, 2025
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, fees to Natixis Advisors for services to the Funds.
d. Trustees Fees and Expenses. The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, Trustees fees and expenses allocable to the Funds.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trust.
7.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. Loomis Sayles has agreed to pay, without reimbursement from the Trust or Funds, commitment fees and interest expense allocable to the Funds for the line of credit.
For the year ended September 30, 2025, neither Fund had borrowings under this agreement.
8.Risk. Securitized Asset Fund’s investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security’s value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
9.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than
47 |

Notes to Financial Statements (continued)
September 30, 2025
5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
High Income Opportunities Fund	2	18.75%
Securitized Asset Fund	1	8.30%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
10.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
High Income Opportunities Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	9,901,313	$88,718,963	8,926,160	$77,333,945
Issued in connection with the reinvestment of distributions	965,272	8,626,421	769,890	6,589,536
Redeemed	(8,108,333)	(73,103,152)	(5,983,050)	(51,277,765)
Increase from capital share transactions	2,758,252	$24,242,232	3,713,000	$32,645,716

	Year Ended September 30, 2025		Year Ended September 30, 2024
Securitized Asset Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	54,554,460	$421,381,647	55,300,733	$420,211,421
Issued in connection with the reinvestment of distributions	2,384,717	18,510,226	2,146,111	16,116,744
Redeemed	(45,808,386)	(357,903,654)	(35,341,570)	(266,062,398)
Increase from capital share transactions	11,130,791	$81,988,219	22,105,274	$170,265,767
| 48

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Shareholders of Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles High Income Opportunities Fund and Loomis Sayles Securitized Asset Fund (two of the funds constituting Loomis Sayles Funds I , hereafter collectively referred to as the "Funds") as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
49 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended September 30, 2025, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
High Income Opportunities Fund	0.90%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
High Income Opportunities Fund
Section 163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends.
Fund
High Income Opportunities Fund
Securitized Asset Fund
| 50

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trust (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, a graph showing each Fund’s performance against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules. The Trustees also considered that the Funds are generally only available to institutional clients of Loomis Sayles and participants in certain “wrap programs.”
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance
51 |

comparisons. The Trustees also received information about how comparative categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles High Income Opportunities Fund	8%	83%	46%
Loomis Sayles Securitized Asset Fund	1%	11%	15%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain periods, the Board concluded that other factors relevant to performance supported renewal of the Fund’s Agreement. These factors included the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance was stronger relative to its category; and (3) that the Fund’s long-term (five- and ten-year) performance was stronger relative to its category. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. Under the terms of the Agreements, the Adviser does not charge the Funds an investment advisory fee or any other fee for services. The Adviser also bears most of the Funds’ expenses. The Trustees considered that, although the Funds do not compensate the Adviser directly for services under the Agreements, the Adviser will typically receive an advisory fee from its advisory clients who have invested in the Funds or from the sponsors of “wrap programs,” who in turn charge the programs’ participants, although the Trustees are not involved in setting or reviewing those fees. Because the Funds do not charge an advisory fee, the Trustees did not consider the profitability of the Adviser’s relationship to the Funds, although the Adviser may receive fees at the account level as described above.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that each Fund’s advisory fee of 0% was fair and reasonable and supported the renewal of the Agreements.
Economies of Scale. The Trustees noted that because the Adviser has borne most of the Funds’ expenses, economies of scale were not relevant to these Funds.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and each Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the financial and other benefits to the Adviser from being able to offer the Funds to its advisory clients and investors in certain “wrap” programs and engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
| 52

LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
M-LSHIA-0925

Loomis Sayles Small Cap Growth Fund
Loomis Sayles Small Cap Value Fund
Loomis Sayles Small/Mid Cap Growth Fund
Annual Financial Statements and Other Important Information
September 30, 2025

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.4% of Net Assets
	Aerospace & Defense — 8.1%
369,895	AAR Corp.(a)	$33,168,485
377,230	ATI, Inc.(a)	30,683,888
328,484	Cadre Holdings, Inc.	11,992,951
247,133	Firefly Aerospace, Inc.(a)	7,245,939
348,874	Hexcel Corp.	21,874,400
458,263	Kratos Defense & Security Solutions, Inc.(a)	41,871,490
413,445	Mercury Systems, Inc.(a)	32,000,643
		178,837,796
	Automobile Components — 3.2%
154,843	Dorman Products, Inc.(a)	24,136,927
118,309	Modine Manufacturing Co.(a)	16,818,807
288,120	Patrick Industries, Inc.	29,800,252
		70,755,986
	Banks — 1.9%
376,699	Bancorp, Inc.(a)	28,210,988
129,567	Coastal Financial Corp.(a)	14,015,262
		42,226,250
	Beverages — 1.3%
686,598	Vita Coco Co., Inc.(a)	29,159,817
	Biotechnology — 8.0%
297,473	Akero Therapeutics, Inc.(a)	14,124,018
778,569	Alkermes PLC(a)	23,357,070
135,833	Insmed, Inc.(a)	19,561,310
304,163	Mirum Pharmaceuticals, Inc.(a)	22,298,190
297,579	Rhythm Pharmaceuticals, Inc.(a)	30,052,503
408,666	Scholar Rock Holding Corp.(a)	15,218,722
567,545	Vericel Corp.(a)	17,860,641
874,788	Viridian Therapeutics, Inc.(a)	18,877,925
361,512	Xenon Pharmaceuticals, Inc.(a)	14,514,707
		175,865,086
	Broadline Retail — 0.6%
936,345	Pattern Group, Inc., Class A(a)	12,827,927
	Building Products — 0.7%
66,058	CSW Industrials, Inc.	16,035,580
	Capital Markets — 6.0%
195,518	Hamilton Lane, Inc., Class A	26,353,871
552,677	Marex Group PLC	18,581,001
1,122,770	P10, Inc., Class A	12,215,738
85,811	Piper Sandler Cos.	29,775,559
189,146	PJT Partners, Inc., Class A	33,616,918
791,101	WisdomTree, Inc.	10,996,304
		131,539,391
	Commercial Services & Supplies — 1.8%
1,095,131	ACV Auctions, Inc., Class A(a)	10,852,748
298,641	Casella Waste Systems, Inc., Class A(a)	28,335,058
		39,187,806
Shares	Description	Value (†)
	Communications Equipment — 2.1%
348,237	Calix, Inc.(a)	$21,371,305
1,253,544	Extreme Networks, Inc.(a)	25,885,683
		47,256,988
	Construction & Engineering — 7.1%
267,205	Arcosa, Inc.	25,039,781
346,750	Construction Partners, Inc., Class A(a)	44,037,250
275,514	Everus Construction Group, Inc.(a)	23,625,325
96,259	MYR Group, Inc.(a)	20,024,760
127,230	Sterling Infrastructure, Inc.(a)	43,217,486
		155,944,602
	Diversified Consumer Services — 3.8%
146,241	Grand Canyon Education, Inc.(a)	32,102,824
1,238,106	OneSpaWorld Holdings Ltd.	26,173,561
173,216	Stride, Inc.(a)	25,798,791
		84,075,176
	Electronic Equipment, Instruments & Components — 5.4%
198,917	Advanced Energy Industries, Inc.	33,843,738
247,770	Itron, Inc.(a)	30,862,231
1,019,226	Mirion Technologies, Inc.(a)	23,707,197
122,603	OSI Systems, Inc.(a)	30,557,572
		118,970,738
	Energy Equipment & Services — 2.0%
539,932	Cactus, Inc., Class A	21,311,116
939,784	Oceaneering International, Inc.(a)	23,287,848
		44,598,964
	Financial Services — 1.5%
655,480	EVERTEC, Inc.	22,142,115
387,409	Paymentus Holdings, Inc., Class A(a)	11,854,715
		33,996,830
	Health Care Equipment & Supplies — 5.5%
351,165	Artivion, Inc.(a)	14,868,326
538,021	Establishment Labs Holdings, Inc.(a)	22,053,481
174,235	Glaukos Corp.(a)	14,208,864
182,455	Integer Holdings Corp.(a)	18,853,075
163,445	iRhythm Technologies, Inc.(a)	28,110,905
130,204	Merit Medical Systems, Inc.(a)	10,836,879
375,124	PROCEPT BioRobotics Corp.(a)	13,388,176
		122,319,706
	Health Care Providers & Services — 4.7%
131,903	Ensign Group, Inc.	22,788,881
297,791	HealthEquity, Inc.(a)	28,221,653
851,779	Omada Health, Inc.(a)	18,832,834
439,146	RadNet, Inc.(a)	33,467,317
		103,310,685
	Health Care Technology — 0.7%
660,684	Phreesia, Inc.(a)	15,539,288
	Hotels, Restaurants & Leisure — 3.2%
974,406	First Watch Restaurant Group, Inc.(a)	15,239,710
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Growth Fund (continued)
Shares	Description	Value (†)
	Hotels, Restaurants & Leisure — continued
1,065,209	Life Time Group Holdings, Inc.(a)	$29,399,768
1,195,413	Super Group SGHC Ltd.	15,779,452
65,527	Texas Roadhouse, Inc.	10,887,311
		71,306,241
	Interactive Media & Services — 0.7%
413,041	Cargurus, Inc.(a)	15,377,516
	IT Services — 0.4%
1,091,738	Grid Dynamics Holdings, Inc.(a)	8,417,300
	Leisure Products — 0.7%
491,398	YETI Holdings, Inc.(a)	16,304,586
	Machinery — 3.5%
192,438	ESCO Technologies, Inc.	40,625,586
91,228	RBC Bearings, Inc.(a)	35,605,376
		76,230,962
	Oil, Gas & Consumable Fuels — 1.0%
909,410	Magnolia Oil & Gas Corp., Class A	21,707,617
	Pharmaceuticals — 5.6%
186,279	Axsome Therapeutics, Inc.(a)	22,623,584
225,998	Ligand Pharmaceuticals, Inc.(a)	40,033,286
521,347	Supernus Pharmaceuticals, Inc.(a)	24,915,173
220,051	Tarsus Pharmaceuticals, Inc.(a)	13,077,631
100,149	Verona Pharma PLC, ADR(a)	10,686,900
1,639,566	WaVe Life Sciences Ltd.(a)	12,001,623
		123,338,197
	Professional Services — 1.1%
166,525	Huron Consulting Group, Inc.(a)	24,440,874
	Semiconductors & Semiconductor Equipment — 3.7%
286,109	MACOM Technology Solutions Holdings, Inc.(a)	35,617,709
195,105	Rambus, Inc.(a)	20,329,941
198,173	Silicon Laboratories, Inc.(a)	25,986,426
		81,934,076
	Software — 7.8%
207,838	Agilysys, Inc.(a)	21,874,949
170,434	Commvault Systems, Inc.(a)	32,174,531
207,882	Intapp, Inc.(a)	8,502,374
341,759	JFrog Ltd.(a)	16,175,453
165,463	Life360, Inc.(a)	17,588,717
337,829	Procore Technologies, Inc.(a)	24,634,491
Shares	Description	Value (†)
	Software — continued
642,842	Varonis Systems, Inc.(a)	$36,944,130
172,579	Workiva, Inc.(a)	14,855,600
		172,750,245
	Specialty Retail — 2.3%
147,628	Boot Barn Holdings, Inc.(a)	24,464,912
910,897	Warby Parker, Inc., Class A(a)	25,122,539
		49,587,451
	Trading Companies & Distributors — 3.0%
124,575	Applied Industrial Technologies, Inc.	32,520,304
140,718	McGrath RentCorp	16,506,221
129,673	SiteOne Landscape Supply, Inc.(a)	16,701,883
		65,728,408
	Total Common Stocks (Identified Cost $1,572,650,912)	2,149,572,089

Principal Amount
Short-Term Investments — 2.7%
$60,694,524	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $60,698,992 on 10/01/2025 collateralized by $61,248,100 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $61,908,448 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $60,694,524)	60,694,524
	Total Investments — 100.1% (Identified Cost $1,633,345,436)	2,210,266,613
	Other assets less liabilities — (0.1)%	(2,554,901)
	Net Assets — 100.0%	$2,207,711,712

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks— 98.5% of Net Assets
	Aerospace & Defense — 5.1%
31,651	Mercury Systems, Inc.(a)	$2,449,787
30,932	Moog, Inc., Class A	6,423,648
60,054	V2X, Inc.(a)	3,488,537
28,749	VSE Corp.	4,779,234
		17,141,206
	Automobile Components — 1.4%
357,788	Garrett Motion, Inc.	4,873,073
	Banks — 13.5%
72,606	Ameris Bancorp	5,322,746
30,455	Bancorp, Inc.(a)	2,280,775
92,723	Cadence Bank	3,480,821
64,898	FB Financial Corp.	3,617,415
83,607	First Busey Corp.	1,935,502
42,588	Hanmi Financial Corp.	1,051,498
155,162	Home BancShares, Inc.	4,391,085
46,417	Popular, Inc.	5,895,423
55,716	Prosperity Bancshares, Inc.	3,696,757
51,353	Southstate Bank Corp.	5,077,271
47,992	Western Alliance Bancorp	4,161,866
35,344	Wintrust Financial Corp.	4,680,959
		45,592,118
	Building Products — 3.5%
53,046	Griffon Corp.	4,039,453
124,953	Quanex Building Products Corp.	1,776,832
70,184	Resideo Technologies, Inc.(a)	3,030,545
31,342	UFP Industries, Inc.	2,930,163
		11,776,993
	Capital Markets — 3.8%
57,590	Donnelley Financial Solutions, Inc.(a)	2,961,854
94,501	Marex Group PLC	3,177,123
115,928	Perella Weinberg Partners	2,471,585
37,496	Stifel Financial Corp.	4,254,671
		12,865,233
	Chemicals — 2.4%
36,902	Cabot Corp.	2,806,397
271,854	Ecovyst, Inc.(a)	2,381,441
15,663	Hawkins, Inc.	2,861,943
		8,049,781
	Commercial Services & Supplies — 1.9%
70,093	CECO Environmental Corp.(a)	3,588,762
11,583	Clean Harbors, Inc.(a)	2,689,804
		6,278,566
	Construction & Engineering — 1.7%
43,821	Arcosa, Inc.	4,106,466
16,916	Limbach Holdings, Inc.(a)	1,642,882
		5,749,348
	Construction Materials — 1.2%
53,246	Knife River Corp.(a)	4,093,020
Shares	Description	Value (†)
	Containers & Packaging — 1.0%
89,179	TriMas Corp.	$3,445,877
	Electrical Equipment — 1.1%
11,865	Powell Industries, Inc.	3,616,571
	Electronic Equipment, Instruments & Components — 7.9%
44,390	Bel Fuse, Inc., Class B	6,259,878
58,097	Crane NXT Co.	3,896,566
30,982	TD SYNNEX Corp.	5,073,302
113,479	TTM Technologies, Inc.(a)	6,536,390
121,115	Vontier Corp.	5,083,197
		26,849,333
	Energy Equipment & Services — 2.8%
98,160	Kodiak Gas Services, Inc.	3,628,975
52,864	Oceaneering International, Inc.(a)	1,309,970
35,146	Tidewater, Inc.(a)	1,874,336
37,177	Weatherford International PLC	2,544,022
		9,357,303
	Entertainment — 0.9%
73,122	Atlanta Braves Holdings, Inc., Class C(a)	3,041,144
	Financial Services — 1.9%
24,167	Federal Agricultural Mortgage Corp., Class C	4,059,573
16,063	WEX, Inc.(a)	2,530,404
		6,589,977
	Food Products — 1.7%
203,354	Nomad Foods Ltd.	2,674,105
29,230	Post Holdings, Inc.(a)	3,141,641
		5,815,746
	Gas Utilities — 1.9%
148,717	MDU Resources Group, Inc.	2,648,650
115,175	UGI Corp.	3,830,720
		6,479,370
	Health Care Equipment & Supplies — 1.2%
50,784	Haemonetics Corp.(a)	2,475,212
32,353	Lantheus Holdings, Inc.(a)	1,659,386
		4,134,598
	Health Care Providers & Services — 2.9%
23,041	Addus HomeCare Corp.(a)	2,718,608
180,793	Concentra Group Holdings Parent, Inc.	3,783,997
115,151	Option Care Health, Inc.(a)	3,196,592
		9,699,197
	Hotels, Restaurants & Leisure — 1.8%
38,718	Churchill Downs, Inc.	3,756,033
68,002	Pursuit Attractions & Hospitality, Inc.(a)	2,460,313
		6,216,346
	Household Durables — 0.8%
44,335	KB Home	2,821,479
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund (continued)
Shares	Description	Value (†)
	Independent Power & Renewable Electricity Producers — 1.4%
11,265	Talen Energy Corp.(a)	$4,791,906
	Industrial REITs — 0.8%
79,525	STAG Industrial, Inc.	2,806,437
	Insurance — 2.8%
46,458	Aspen Insurance Holdings Ltd., Class A(a)	1,705,473
133,439	Fidelis Insurance Holdings Ltd.	2,421,918
40,938	Kemper Corp.	2,110,354
68,333	Skyward Specialty Insurance Group, Inc.(a)	3,249,917
		9,487,662
	IT Services — 0.8%
87,230	Kyndryl Holdings, Inc.(a)	2,619,517
	Leisure Products — 0.8%
79,251	YETI Holdings, Inc.(a)	2,629,548
	Machinery — 3.9%
120,021	Aebi Schmidt Holding AG	1,496,662
19,620	Allison Transmission Holdings, Inc.	1,665,346
82,897	Atmus Filtration Technologies, Inc.	3,737,826
67,364	Blue Bird Corp.(a)	3,876,798
8,454	Kadant, Inc.	2,515,741
		13,292,373
	Media — 0.7%
61,120	John Wiley & Sons, Inc., Class A	2,473,526
	Multi-Utilities — 0.7%
64,025	Avista Corp.	2,420,785
	Oil, Gas & Consumable Fuels — 3.8%
116,672	Antero Resources Corp.(a)	3,915,512
68,296	California Resources Corp.	3,631,981
52,399	International Seaways, Inc.	2,414,546
78,648	Viper Energy, Inc., Class A	3,005,927
		12,967,966
	Personal Care Products — 0.5%
46,292	BellRing Brands, Inc.(a)	1,682,714
	Pharmaceuticals — 2.9%
38,557	ANI Pharmaceuticals, Inc.(a)	3,531,821
71,254	Collegium Pharmaceutical, Inc.(a)	2,493,178
81,080	Supernus Pharmaceuticals, Inc.(a)	3,874,813
		9,899,812
	Professional Services — 3.1%
503,045	Alight, Inc., Class A	1,639,927
133,054	Amentum Holdings, Inc.(a)	3,186,643
62,687	Concentrix Corp.	2,893,005
40,805	Korn Ferry	2,855,534
		10,575,109
	Real Estate Management & Development — 1.2%
25,953	Colliers International Group, Inc.	4,054,118
Shares	Description	Value (†)
	Retail REITs — 1.3%
37,192	Agree Realty Corp.	$2,642,120
74,030	Curbline Properties Corp.	1,650,869
		4,292,989
	Software — 3.8%
63,697	Bill Holdings, Inc.(a)	3,374,030
111,362	Five9, Inc.(a)	2,694,960
58,131	I3 Verticals, Inc., Class A(a)	1,886,932
213,691	NCR Voyix Corp.(a)	2,681,822
132,182	PagerDuty, Inc.(a)	2,183,647
		12,821,391
	Specialized REITs — 0.6%
50,793	PotlatchDeltic Corp.	2,069,815
	Specialty Retail — 1.8%
22,236	Academy Sports & Outdoors, Inc.	1,112,245
106,278	Bath & Body Works, Inc.	2,737,721
12,584	Boot Barn Holdings, Inc.(a)	2,085,420
		5,935,386
	Textiles, Apparel & Luxury Goods — 2.0%
26,857	Crocs, Inc.(a)	2,243,903
25,526	Kontoor Brands, Inc.	2,036,209
101,704	Levi Strauss & Co., Class A	2,369,703
		6,649,815
	Trading Companies & Distributors — 3.5%
19,273	Herc Holdings, Inc.	2,248,388
26,368	McGrath RentCorp	3,092,967
207,627	MRC Global, Inc.(a)	2,993,981
297,757	NPK International, Inc.(a)	3,367,632
		11,702,968
	Wireless Telecommunication Services — 1.7%
115,912	Array Digital Infrastructure, Inc.	5,796,759
	Total Common Stocks (Identified Cost $242,728,065)	333,456,875
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small Cap Value Fund (continued)

Principal Amount	Description	Value (†)
Short-Term Investments — 1.7%
$5,671,777	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,672,194 on 10/01/2025 collateralized by $5,723,600 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,785,403 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,671,777)	$5,671,777
	Total Investments — 100.2% (Identified Cost $248,399,842)	339,128,652
	Other assets less liabilities — (0.2)%	(542,238)
	Net Assets — 100.0%	$338,586,414

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

REITs	Real Estate Investment Trusts
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small/Mid Cap Growth Fund

Shares	Description	Value (†)
Common Stocks— 97.2% of Net Assets
	Aerospace & Defense — 10.7%
46,016	ATI, Inc.(a)	$3,742,941
32,328	BWX Technologies, Inc.	5,960,313
41,454	Hexcel Corp.	2,599,166
59,574	Karman Holdings, Inc.(a)	4,301,243
61,179	Leonardo DRS, Inc.	2,777,526
32,566	Loar Holdings, Inc.(a)	2,605,280
92,768	StandardAero, Inc.(a)	2,531,639
14,203	VSE Corp.	2,361,107
		26,879,215
	Banks — 2.7%
47,531	Axos Financial, Inc.(a)	4,023,499
36,432	Bancorp, Inc.(a)	2,728,393
		6,751,892
	Biotechnology — 7.3%
90,444	Alkermes PLC(a)	2,713,320
20,668	Ascendis Pharma AS, ADR(a)	4,109,005
34,046	Insmed, Inc.(a)	4,902,964
22,103	Natera, Inc.(a)	3,557,920
21,746	Neurocrine Biosciences, Inc.(a)	3,052,704
		18,335,913
	Broadline Retail — 1.5%
28,859	Ollie's Bargain Outlet Holdings, Inc.(a)	3,705,496
	Capital Markets — 4.9%
21,525	Hamilton Lane, Inc., Class A	2,901,355
54,253	Jefferies Financial Group, Inc.	3,549,231
59,232	StepStone Group, Inc., Class A	3,868,442
19,774	StoneX Group, Inc.(a)	1,995,592
		12,314,620
	Commercial Services & Supplies — 0.9%
22,605	Casella Waste Systems, Inc., Class A(a)	2,144,762
	Communications Equipment — 2.4%
41,991	Ciena Corp.(a)	6,116,829
	Construction & Engineering — 0.8%
67,313	Legence Corp., Class A(a)	2,073,914
	Construction Materials — 0.8%
27,423	Knife River Corp.(a)	2,108,006
	Consumer Finance — 1.2%
25,064	Enova International, Inc.(a)	2,884,616
	Consumer Staples Distribution & Retail — 4.2%
26,336	BJ's Wholesale Club Holdings, Inc.(a)	2,455,832
8,137	Casey's General Stores, Inc.	4,600,009
32,102	Performance Food Group Co.(a)	3,339,892
		10,395,733
	Diversified Consumer Services — 3.2%
3,355	Duolingo, Inc.(a)	1,079,773
Shares	Description	Value (†)
	Diversified Consumer Services — continued
133,774	Laureate Education, Inc.(a)	$4,219,232
80,703	Universal Technical Institute, Inc.(a)	2,626,883
		7,925,888
	Electrical Equipment — 1.4%
21,103	Generac Holdings, Inc.(a)	3,532,642
	Electronic Equipment, Instruments & Components — 4.6%
23,710	Advanced Energy Industries, Inc.	4,034,020
129,547	Mirion Technologies, Inc.(a)	3,013,263
53,343	Trimble, Inc.(a)	4,355,456
		11,402,739
	Energy Equipment & Services — 0.5%
83,483	Flowco Holdings, Inc., Class A	1,239,723
	Financial Services — 1.2%
62,926	Chime Financial, Inc., Class A(a)	1,269,217
20,934	Euronet Worldwide, Inc.(a)	1,838,215
		3,107,432
	Health Care Equipment & Supplies — 4.6%
18,763	Glaukos Corp.(a)	1,530,123
26,981	Integer Holdings Corp.(a)	2,787,947
29,286	Merit Medical Systems, Inc.(a)	2,437,474
13,214	Penumbra, Inc.(a)	3,347,370
43,121	PROCEPT BioRobotics Corp.(a)	1,538,988
		11,641,902
	Health Care Providers & Services — 4.5%
39,797	HealthEquity, Inc.(a)	3,771,562
45,196	Hinge Health, Inc., Class A(a)	2,218,220
270,582	LifeStance Health Group, Inc.(a)	1,488,201
153,266	Privia Health Group, Inc.(a)	3,816,323
		11,294,306
	Health Care Technology — 1.6%
54,583	Doximity, Inc., Class A(a)	3,992,746
	Hotels, Restaurants & Leisure — 5.7%
298,350	Genius Sports Ltd.(a)	3,693,573
136,051	Life Time Group Holdings, Inc.(a)	3,755,008
32,638	Planet Fitness, Inc., Class A(a)	3,387,824
21,324	Texas Roadhouse, Inc.	3,542,983
		14,379,388
	Household Durables — 1.0%
23,262	SharkNinja, Inc.(a)	2,399,475
	Insurance — 0.8%
11,004	Reinsurance Group of America, Inc.	2,114,198
	Life Sciences Tools & Services — 2.3%
22,728	Repligen Corp.(a)	3,038,052
103,678	Stevanato Group SpA	2,669,708
		5,707,760
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Small/Mid Cap Growth Fund (continued)
Shares	Description	Value (†)
	Machinery — 6.9%
25,498	Esab Corp.	$2,849,147
25,049	Federal Signal Corp.	2,980,580
53,674	Flowserve Corp.	2,852,236
24,651	ITT, Inc.	4,406,613
11,004	RBC Bearings, Inc.(a)	4,294,751
		17,383,327
	Oil, Gas & Consumable Fuels — 1.2%
120,783	Magnolia Oil & Gas Corp., Class A	2,883,090
	Professional Services — 2.0%
68,347	ExlService Holdings, Inc.(a)	3,009,318
12,017	Paylocity Holding Corp.(a)	1,913,948
		4,923,266
	Real Estate Management & Development — 1.1%
17,632	Colliers International Group, Inc.	2,754,295
	Semiconductors & Semiconductor Equipment — 7.3%
108,125	Allegro MicroSystems, Inc.(a)	3,157,250
28,609	MKS, Inc.	3,540,936
11,849	Nova Ltd.(a)	3,787,651
37,190	Power Integrations, Inc.	1,495,410
35,787	Rambus, Inc.(a)	3,729,006
19,954	Silicon Laboratories, Inc.(a)	2,616,568
		18,326,821
	Software — 9.0%
63,248	Alkami Technology, Inc.(a)	1,571,080
21,875	Commvault Systems, Inc.(a)	4,129,563
5,993	CyberArk Software Ltd.(a)	2,895,518
19,468	Guidewire Software, Inc.(a)	4,474,915
9,193	InterDigital, Inc.	3,173,699
72,392	nCino, Inc.(a)	1,962,547
4,408	Tyler Technologies, Inc.(a)	2,306,089
24,992	Workiva, Inc.(a)	2,151,311
		22,664,722
Shares	Description	Value (†)
	Trading Companies & Distributors — 0.9%
17,678	SiteOne Landscape Supply, Inc.(a)	$2,276,926
	Total Common Stocks (Identified Cost $204,068,986)	243,661,642

Principal Amount
Short-Term Investments — 2.4%
$5,898,498	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,898,932 on 10/01/2025 collateralized by $6,378,700 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $6,016,482 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $5,898,498)	5,898,498
	Total Investments — 99.6% (Identified Cost $209,967,484)	249,560,140
	Other assets less liabilities — 0.4%	1,046,342
	Net Assets — 100.0%	$250,606,482

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

See accompanying notes to financial statements.
7 |

Statements of Assets and Liabilities
September 30, 2025

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
ASSETS
Investments at cost	$1,633,345,436	$248,399,842	$209,967,484
Net unrealized appreciation	576,921,177	90,728,810	39,592,656
Investments at value	2,210,266,613	339,128,652	249,560,140
Receivable for Fund shares sold	1,465,670	128,505	1,265,000
Receivable for securities sold	3,679,334	—	98,135
Dividends and interest receivable	117,071	235,877	23,329
Prepaid expenses	144	144	144
TOTAL ASSETS	2,215,528,832	339,493,178	250,946,748
LIABILITIES
Payable for securities purchased	2,297,818	—	—
Payable for Fund shares redeemed	3,560,822	265,171	49,222
Management fees payable (Note 5)	1,338,253	196,162	148,513
Deferred Trustees’ fees (Note 5)	367,829	323,506	54,151
Administrative fees payable (Note 5)	75,421	11,922	8,632
Payable to distributor (Note 5d)	15,359	2,246	452
Audit and tax services fees payable	48,605	50,057	49,236
Other accounts payable and accrued expenses	113,013	57,700	30,060
TOTAL LIABILITIES	7,817,120	906,764	340,266
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$2,207,711,712	$338,586,414	$250,606,482
NET ASSETS CONSIST OF:
Paid-in capital	$1,508,566,132	$203,146,986	$221,883,548
Accumulated earnings	699,145,580	135,439,428	28,722,934
NET ASSETS	$2,207,711,712	$338,586,414	$250,606,482
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Institutional Class:
Net assets	$1,032,811,564	$178,917,839	$120,806,886
Shares of beneficial interest	34,444,349	7,635,583	8,373,520
Net asset value, offering and redemption price per share	$29.98	$23.43	$14.43
Retail Class:
Net assets	$46,566,498	$68,709,285	$—
Shares of beneficial interest	1,817,031	3,055,518	—
Net asset value, offering and redemption price per share	$25.63	$22.49	$—
Admin Class shares:
Net assets	$—	$5,137,423	$—
Shares of beneficial interest	—	258,782	—
Net asset value, offering and redemption price per share	$—	$19.85	$—
Class N shares:
Net assets	$1,128,333,650	$85,821,867	$129,799,596
Shares of beneficial interest	36,869,675	3,660,393	8,988,504
Net asset value, offering and redemption price per share	$30.60	$23.45	$14.44

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 8

Statements of Operations
For the Year Ended September 30, 2025

	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
INVESTMENT INCOME
Dividends	$6,374,882	$6,628,537(a )	$766,030
Interest	1,702,901	223,905	171,979
Less net foreign taxes withheld	—	(15,585)	(670)
	8,077,783	6,836,857	937,339
Expenses
Management fees (Note 5)	16,657,438	2,690,603	1,724,505
Service and distribution fees (Note 5)	121,799	203,204	—
Administrative fees (Note 5)	956,509	154,503	99,008
Trustees' fees and expenses (Note 5)	132,974	65,808	31,966
Transfer agent fees and expenses (Notes 5, 6 and 7)	1,222,048	235,260	34,814
Audit and tax services fees	47,416	48,078	47,436
Custodian fees and expenses	68,399	12,588	10,596
Legal fees	72,853	12,065	7,740
Registration fees	85,769	71,024	48,161
Shareholder reporting expenses	55,957	26,460	23,204
Miscellaneous expenses	87,375	41,823	36,297
Total expenses	19,508,537	3,561,416	2,063,727
Less waiver and/or expense reimbursement (Note 5)	—	(171,112)	(133,487)
Less expense offset (Note 7)	(2,631)	(1,107)	(127)
Net expenses	19,505,906	3,389,197	1,930,113
Net investment income (loss)	(11,428,123)	3,447,660	(992,774)
Net realized and unrealized gain (loss) on Investments
Net realized gain on:
Investments	149,520,315	47,977,087	9,236,136
Net change in unrealized appreciation (depreciation) on:
Investments	(44,325,139)	(36,262,763)	7,639,335
Net realized and unrealized gain on Investments	105,195,176	11,714,324	16,875,471
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$93,767,053	$15,161,984	$15,882,697

(a)	Includes a non-recurring dividend of $2,254,966.
See accompanying notes to financial statements.
9 |

Statements of Changes in Net Assets

	Small Cap Growth Fund		Small Cap Value Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$(11,428,123)	$(9,796,889)	$3,447,660	$1,072,758
Net realized gain on investments	149,520,315	75,970,487	47,977,087	31,181,303
Net change in unrealized appreciation (depreciation) on investments	(44,325,139)	385,883,274	(36,262,763)	44,035,983
Net increase in net assets resulting from operations	93,767,053	452,056,872	15,161,984	76,290,044
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class	(35,787,267)	(22,893,991)	(21,096,727)	(35,182,366)
Retail Class	(2,109,388)	(1,695,109)	(7,289,985)	(13,625,525)
Admin Class	—	—	(573,188)	(971,716)
Class N	(44,089,699)	(27,043,660)	(8,798,229)	(15,330,776)
Total distributions	(81,986,354)	(51,632,760)	(37,758,129)	(65,110,383)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	(162,382,274)	(234,432,147)	(31,778,545)	39,638,328
Net increase (decrease) in net assets	(150,601,575)	165,991,965	(54,374,690)	50,817,989
NET ASSETS
Beginning of the year	2,358,313,287	2,192,321,322	392,961,104	342,143,115
End of the year	$2,207,711,712	$2,358,313,287	$338,586,414	$392,961,104
See accompanying notes to financial statements.
| 10

Statements of Changes in Net Assets (continued)

	Small/Mid Cap Growth Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment loss	$(992,774)	$(477,072)
Net realized gain on investments	9,236,136	4,925,931
Net change in unrealized appreciation on investments	7,639,335	31,785,480
Net increase in net assets resulting from operations	15,882,697	36,234,339
NET INCREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 11)	27,533,823	27,422,023
Net increase in net assets	43,416,520	63,656,362
NET ASSETS
Beginning of the year	207,189,962	143,533,600
End of the year	$250,606,482	$207,189,962
See accompanying notes to financial statements.
11 |

Financial Highlights
For a share outstanding throughout each period.

	Small Cap Growth Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$29.66	$24.79	$22.88	$36.57	$28.51
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.16)	(0.13)	(0.12)	(0.15)(b)	(0.26)
Net realized and unrealized gain (loss)	1.54	5.61	2.75	(7.06)	8.94
Total from Investment Operations	1.38	5.48	2.63	(7.21)	8.68
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$29.98	$29.66	$24.79	$22.88	$36.57
Total return	4.78%	22.41%	11.64%	(24.77)%(b)	30.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,032,812	$1,022,187	$974,539	$883,458	$1,299,777
Net expenses	0.93%	0.94%	0.94%	0.93%	0.92%
Gross expenses	0.94%	0.94%	0.94%	0.93%	0.92%
Net investment loss	(0.57)%	(0.49)%	(0.50)%	(0.51)%(b)	(0.72)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.16), total return would have been (24.83%) and the ratio of net investment loss to average net assets would have been (0.56%).

	Small Cap Growth Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.56	$21.49	$19.98	$32.79	$25.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.20)	(0.17)	(0.16)	(0.19)(b)	(0.30)
Net realized and unrealized gain (loss)	1.33	4.85	2.39	(6.14)	8.04
Total from Investment Operations	1.13	4.68	2.23	(6.33)	7.74
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$25.63	$25.56	$21.49	$19.98	$32.79
Total return	4.52%	22.13%	11.32%	(24.94)%(b)	30.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$46,566	$56,136	$62,965	$62,909	$105,027
Net expenses	1.18%	1.19%	1.19%	1.18%	1.17%
Gross expenses	1.18%	1.19%	1.19%	1.18%	1.17%
Net investment loss	(0.82)%	(0.75)%	(0.75)%	(0.76)%(b)	(0.92)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.21), total return would have been (25.01%) and the ratio of net investment loss to average net assets would have been (0.81%).

See accompanying notes to financial statements.
| 12

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Growth Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$30.22	$25.21	$23.23	$37.01	$28.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.13)	(0.10)	(0.10)	(0.11)(b)	(0.22)
Net realized and unrealized gain (loss)	1.57	5.72	2.80	(7.19)	9.04
Total from Investment Operations	1.44	5.62	2.70	(7.30)	8.82
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.06)	(0.61)	(0.72)	(6.48)	(0.62)
Net asset value, end of the period	$30.60	$30.22	$25.21	$23.23	$37.01
Total return	4.86%	22.60%	11.77%	(24.69)%(b)	30.66%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,128,334	$1,279,991	$1,154,817	$1,030,728	$1,475,139
Net expenses	0.82%	0.83%	0.83%	0.82%	0.82%
Gross expenses	0.82%	0.83%	0.83%	0.82%	0.82%
Net investment loss	(0.46)%	(0.38)%	(0.38)%	(0.39)%(b)	(0.62)%
Portfolio turnover rate	41%	39%	37%	34%	52%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.13), total return would have been (24.71%) and the ratio of net investment loss to average net assets would have been (0.44%).

	Small Cap Value Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.69	$24.17	$22.57	$32.05	$22.34
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.23 (b)	0.08	0.08	0.13	0.04
Net realized and unrealized gain (loss)	0.90	4.96	4.37	(4.18)	11.79
Total from Investment Operations	1.13	5.04	4.45	(4.05)	11.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	(0.05)	(0.13)	(0.05)	(0.13)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.39)	(4.52)	(2.85)	(5.43)	(2.12)
Net asset value, end of the period	$23.43	$24.69	$24.17	$22.57	$32.05
Total return(c)	5.10%(b)	22.68%	20.73%	(16.18)%	55.05%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$178,918	$217,845	$201,632	$276,020	$378,856
Net expenses(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Gross expenses	0.96%	0.96%	0.96%	0.93%	0.94%
Net investment income	0.99%(b)	0.33%	0.34%	0.48%	0.12%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.09, total return would have been 4.42% and the ratio of net investment income to average net assets would have been 0.38%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
13 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund – Retail Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$23.78	$23.44	$21.95	$31.33	$21.87
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.17 (b)	0.02	0.02	0.06	(0.04)
Net realized and unrealized gain (loss)	0.87	4.79	4.26	(4.06)	11.55
Total from Investment Operations	1.04	4.81	4.28	(4.00)	11.51
LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)	—	(0.07)	—	(0.06)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.33)	(4.47)	(2.79)	(5.38)	(2.05)
Net asset value, end of the period	$22.49	$23.78	$23.44	$21.95	$31.33
Total return(c)	4.88%(b)	22.34%	20.47%	(16.40)%	54.69%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$68,709	$77,031	$68,979	$63,738	$92,036
Net expenses(d)	1.15%	1.15%	1.15%	1.15%	1.15%
Gross expenses	1.21%	1.21%	1.21%	1.18%	1.19%
Net investment income (loss)	0.78%(b)	0.08%	0.09%	0.23%	(0.12)%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.03, total return would have been 4.18% and the ratio of net investment income to average net assets would have been 0.13%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 14

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Admin Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$21.31	$21.47	$20.31	$29.44	$20.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.11 (b)	(0.04)	(0.03)	(0.01)	(0.10)
Net realized and unrealized gain (loss)	0.75	4.35	3.92	(3.74)	10.88
Total from Investment Operations	0.86	4.31	3.89	(3.75)	10.78
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	(0.01)	—	—
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.32)	(4.47)	(2.73)	(5.38)	(1.99)
Net asset value, end of the period	$19.85	$21.31	$21.47	$20.31	$29.44
Total return(c)	4.59%(b)	22.02%	20.18%	(16.63)%	54.29%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,137	$5,374	$5,812	$6,776	$9,440
Net expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.46%	1.47%	1.46%	1.43%	1.43%
Net investment income (loss)	0.55%(b)	(0.18)%	(0.16)%	(0.02)%	(0.38)%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.02), total return would have been 3.91% and the ratio of net investment loss to average net assets would have been (0.12)%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
15 |

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small Cap Value Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$24.70	$24.18	$22.58	$32.07	$22.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.25 (b)	0.09	0.10	0.15	0.05
Net realized and unrealized gain (loss)	0.90	4.97	4.37	(4.19)	11.80
Total from Investment Operations	1.15	5.06	4.47	(4.04)	11.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.08)	(0.07)	(0.15)	(0.07)	(0.14)
Net realized capital gains	(2.32)	(4.47)	(2.72)	(5.38)	(1.99)
Total Distributions	(2.40)	(4.54)	(2.87)	(5.45)	(2.13)
Net asset value, end of the period	$23.45	$24.70	$24.18	$22.58	$32.07
Total return	5.20%(b)(c)	22.74%(c)	20.80%(c)	(16.16)%	55.15%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$85,822	$92,711	$65,720	$75,168	$112,310
Net expenses	0.85%(d)	0.85%(d)	0.85%(d)	0.84%	0.85%
Gross expenses	0.87%	0.88%	0.87%	0.84%	0.85%
Net investment income	1.08%(b)	0.39%	0.40%	0.53%	0.17%
Portfolio turnover rate	36%	25%	26%	28%	23%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.10, total return would have been 4.48% and the ratio of net investment income to average net assets would have been 0.43%.

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.

See accompanying notes to financial statements.
| 16

Financial Highlights (continued)
For a share outstanding throughout each period.
	Small/Mid Cap Growth Fund – Institutional Class
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$13.54	$10.76	$10.34	$15.25	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.04)	(0.04)	(0.06)	(0.02)(b)
Net realized and unrealized gain (loss)	0.95	2.82	0.46	(3.37)	3.56
Total from Investment Operations	0.89	2.78	0.42	(3.43)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.43	$13.54	$10.76	$10.34	$15.25
Total return(c)	6.57%	25.84%	4.06%	(25.43)%	30.00%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$120,807	$102,457	$118,499	$106,566	$70,526
Net expenses(d)	0.85%	0.85%	0.85%	0.84%(e)	0.84%(e)
Gross expenses	0.91%	0.95%	0.93%	0.91%	0.99%
Net investment loss	(0.44)%	(0.30)%	(0.37)%	(0.45)%	(0.14)%(b)
Portfolio turnover rate	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.08), total return would have been 29.49% and the ratio of net investment loss to average net assets would have been (0.52%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes additional voluntary waiver of advisory fee of 0.01%.

	Small/Mid Cap Growth Fund– Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$13.55	$10.77	$10.35	$15.26	$11.81
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.06)	(0.04)	(0.04)	(0.05)	(0.01)(b)
Net realized and unrealized gain (loss)	0.95	2.82	0.46	(3.38)	3.56
Total from Investment Operations	0.89	2.78	0.42	(3.43)	3.55
LESS DISTRIBUTIONS FROM:
Net realized capital gains	—	—	—	(1.48)	(0.10)
Net asset value, end of the period	$14.44	$13.55	$10.77	$10.35	$15.26
Total return(c)	6.57%	25.81%	4.06%	(25.41)%	30.08%(b)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$129,800	$104,733	$25,035	$46,814	$9,260
Net expenses(d)	0.83%	0.83%	0.83%	0.83%	0.83%
Gross expenses	0.88%	0.93%	0.92%	0.91%	1.00%
Net investment loss	(0.42)%	(0.32)%	(0.37)%	(0.44)%	(0.08)%(b)
Portfolio turnover rate	55%	74%	63%	50%	50%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.07), total return would have been 29.66% and the ratio of net investment loss to average net assets would have been (0.50%).

(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
17 |

Notes to Financial Statements
September 30, 2025
1.Organization. Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund (“Small Cap Value Fund”)
Loomis Sayles Funds II:
Loomis Sayles Small Cap Growth Fund (“Small Cap Growth Fund”)
Loomis Sayles Small/Mid Cap Growth Fund (“Small/Mid Cap Growth Fund”)
Each Fund is a diversified investment company.
Small Cap Growth Fund offers Institutional Class, Retail Class and Class N shares. Small Cap Value Fund offers Institutional Class, Retail Class, Admin Class and Class N shares. Small/Mid Cap Growth Fund offers Institutional Class and Class N shares.
Each share class is sold without a sales charge. Retail Class and Admin Class shares pay a Rule 12b-1 fee. Class N shares are offered with an initial minimum investment of $1,000,000. Institutional Class shares are intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amount for Class N and Institutional Class as outlined in the relevant Fund’s prospectus. Admin Class shares are offered exclusively through intermediaries.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II (“Natixis ETF Trusts”). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Retail Class and Admin Class), and transfer agent fees are borne collectively for Institutional Class, Retail Class and Admin Class, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of a Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
| 18

Notes to Financial Statements (continued)
September 30, 2025
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Distributions received from investments in securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITs”) are reported to the Funds after the end of the fiscal year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the fiscal year. Estimates are based on the most recent REIT distribution information available. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
d. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of
19 |

Notes to Financial Statements (continued)
September 30, 2025
amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
e. Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as return of capital distributions received, capital gain distributions received, passive foreign investment company adjustments and net operating losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, return of capital distributions received, passive foreign investment company adjustments, capital gain distributions received and wash sales. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are reported as distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Small Cap Growth Fund	$ —	$81,986,354	$81,986,354	$ —	$51,632,760	$51,632,760
Small Cap Value Fund	906,017	36,852,112	37,758,129	4,484,318	60,626,065	65,110,383
Small/Mid Cap Growth Fund	—	—	—	—	—	—
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Undistributed ordinary income	$ —	$3,416,971	$ —
Undistributed long-term capital gains	139,667,180	41,824,191	—
Total undistributed earnings	139,667,180	45,241,162	—
Capital loss carryforward:
Short-term:
No expiration date	—	—	(9,195,941)
Late-year ordinary and post-October capital loss deferrals*	(12,024,473)	—	(755,735)
Unrealized appreciation	571,870,702	90,521,772	38,728,761
Total accumulated earnings	$699,513,409	$135,762,934	$28,777,085

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Small Cap Growth Fund is deferring foreign currency losses and net operating losses and Small/Mid Cap Growth Fund is deferring net operating losses.

| 20

Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the tax cost of investments and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Small Cap Growth Fund	Small Cap Value Fund	Small/Mid Cap Growth Fund
Federal tax cost	$1,638,395,911	$248,606,880	$210,831,379
Gross tax appreciation	$632,200,138	$103,756,429	$48,712,522
Gross tax depreciation	(60,329,436)	(13,234,657)	(9,983,761)
Net tax appreciation	$571,870,702	$90,521,772	$38,728,761
f. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
g. Indemnifications. Under the Trusts’ organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
h. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
21 |

Notes to Financial Statements (continued)
September 30, 2025
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
Small Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$2,149,572,089	$ —	$ —	$2,149,572,089
Short-Term Investments	—	60,694,524	—	60,694,524
Total Investments	$2,149,572,089	$60,694,524	$—	$2,210,266,613

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small Cap Value Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$333,456,875	$ —	$ —	$333,456,875
Short-Term Investments	—	5,671,777	—	5,671,777
Total Investments	$333,456,875	$5,671,777	$—	$339,128,652

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Small/Mid Cap Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$243,661,642	$ —	$ —	$243,661,642
Short-Term Investments	—	5,898,498	—	5,898,498
Total Investments	$243,661,642	$5,898,498	$—	$249,560,140

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
4.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments) were as follows:
Fund	Purchases	Sales
Small Cap Growth Fund	$881,567,820	$1,113,131,945
Small Cap Value Fund	124,840,440	192,419,698
Small/Mid Cap Growth Fund	150,312,843	123,543,110
5.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 22

Notes to Financial Statements (continued)
September 30, 2025
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on each Fund’s average daily net assets:
Fund	Percentage of Average Daily Net Assets
Small Cap Growth Fund	0.75%
Small Cap Value Fund	0.75%
Small/Mid Cap Growth Fund	0.75%
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds’ operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026, may be terminated before then only with the consent of the Funds’ Board of Trustees and are reevaluated on an annual basis. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	0.95%	1.20%	— %	0.90%
Small Cap Value Fund	0.90%	1.15%	1.40%	0.85%
Small/Mid Cap Growth Fund	0.85%	— %	— %	0.83%
Loomis Sayles shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below both (1) a class’ expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class’ current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2025, the management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Net Management Fees	Percentage of Average Daily Net Assets
Fund				Gross	Net
Small Cap Growth Fund	$16,657,438	$ —	$16,657,438	0.75%	0.75%
Small Cap Value Fund	2,690,603	171,112	2,519,491	0.75%	0.70%
Small/Mid Cap Growth Fund	1,724,505	130,340	1,594,165	0.75%	0.69%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trusts. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, Small Cap Growth Fund and Small Cap Value Fund have adopted a Distribution Plan relating to each Fund’s Retail Class shares (the “Retail Class Plans”) and Small Cap Value Fund has adopted a Distribution Plan relating to its Admin Class shares (the “Admin Class Plan”).
Under the Retail Class Plans, each Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Retail Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Retail Class shares or for payments made by Natixis Distribution to securities dealers or other
23 |

Notes to Financial Statements (continued)
September 30, 2025
financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Retail Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
Under the Admin Class Plan, Small Cap Value Fund pays Natixis Distribution a monthly distribution fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Admin Class shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Admin Class shares or for payments made by Natixis Distribution to securities dealers or other financial intermediaries as commissions, asset-based sales charges or other compensation with respect to the sale of Admin Class shares, or for providing personal services to investors and/or the maintenance of shareholder accounts.
In addition, the Admin Class shares of Small Cap Value Fund may pay Natixis Distribution an administrative service fee, at an annual rate not to exceed 0.25% of the average daily net assets attributable to Admin Class shares. These fees are subsequently paid to securities dealers or financial intermediaries for providing personal services and/or account maintenance for their customers who hold such shares.
For the year ended September 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees	Distribution Fees
Fund	Admin Class	Retail Class	Admin Class
Small Cap Growth Fund	$ —	$121,799	$ —
Small Cap Value Fund	12,767	177,670	12,767
c. Administrative Fees. Natixis Advisors, LLC (“Natixis Advisors”) provides certain administrative services for the Funds and contracts with State Street Bank and Trust Company (“State Street Bank”) to serve as sub-administrator. Natixis Advisors is a wholly-owned subsidiary of
Natixis Investment Managers, LLC. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Small Cap Growth Fund	$956,509
Small Cap Value Fund	154,503
Small/Mid Cap Growth Fund	99,008
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Small Cap Growth Fund	$1,157,757
Small Cap Value Fund	211,159
Small/Mid Cap Growth Fund	28,407
| 24

Notes to Financial Statements (continued)
September 30, 2025
As of September 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Small Cap Growth Fund	$15,359
Small Cap Value Fund	2,246
Small/Mid Cap Growth Fund	452
Sub-transfer agent fees attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.
e.  Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
f. Affiliated Ownership. As of September 30, 2025, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Small Cap Value Fund	0.61%	8.78%	9.39%
Investment activities of affiliated shareholders could have material impacts on the Funds.
g. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Small/Mid Cap Growth Fund to reimburse any and all transfer agency expenses for the Fund’s Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2025, Natixis Advisors reimbursed Small/Mid Cap Growth Fund $3,147 for transfer agency expenses related to Class N shares.
25 |

Notes to Financial Statements (continued)
September 30, 2025
6.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Institutional Class, Retail Class and Admin Class are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Institutional Class	Retail Class	Admin Class	Class N
Small Cap Growth Fund	$1,135,774	$56,858	$ —	$26,785
Small Cap Value Fund	166,940	60,102	4,307	2,804
Small/Mid Cap Growth Fund	31,540	—	—	3,147
7.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
8.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
For the year ended September 30, 2025, none of the Funds had borrowings under this agreement.
9.Risk. Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
10.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Non-Affiliated Account Holders	Percentage of Non-Affiliated Ownership	Percentage of Affiliated Ownership (Note 5f)	Total Percentage of Ownership
Small Cap Growth Fund	1	23.78%	—	23.78%
Small Cap Value Fund	4	26.90%	9.39%	36.29%
Small/Mid Cap Growth Fund	4	44.91%	—	44.91%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 26

Notes to Financial Statements (continued)
September 30, 2025
11.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	7,267,499	$207,858,386	5,922,586	$159,041,961
Issued in connection with the reinvestment of distributions	1,139,434	33,191,733	792,963	21,005,595
Redeemed	(8,424,450)	(240,000,458)	(11,570,160)	(305,458,768)
Net change	(17,517)	$1,049,661	(4,854,611)	$(125,411,212)
Retail Class
Issued from the sale of shares	168,644	$4,227,229	175,185	$4,060,224
Issued in connection with the reinvestment of distributions	83,744	2,088,572	73,575	1,682,653
Redeemed	(631,211)	(15,318,849)	(982,440)	(22,707,435)
Net change	(378,823)	$(9,003,048)	(733,680)	$(16,964,558)
Class N
Issued from the sale of shares	3,883,956	$113,931,959	7,235,719	$196,565,565
Issued in connection with the reinvestment of distributions	1,462,258	43,429,061	987,983	26,636,020
Redeemed	(10,834,943)	(311,789,907)	(11,666,857)	(315,257,962)
Net change	(5,488,729)	$(154,428,887)	(3,443,155)	$(92,056,377)
Decrease from capital share transactions	(5,885,069)	$(162,382,274)	(9,031,446)	$(234,432,147)

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small Cap Value Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,455,248	$34,225,199	2,707,872	$63,890,883
Issued in connection with the reinvestment of distributions	935,859	20,813,491	1,537,741	34,614,545
Redeemed	(3,579,155)	(80,322,622)	(3,764,416)	(88,825,823)
Net change	(1,188,048)	$(25,283,932)	481,197	$9,679,605
Retail Class
Issued from the sale of shares	110,288	$2,473,959	579,511	$13,339,094
Issued in connection with the reinvestment of distributions	340,525	7,280,424	626,606	13,609,887
Redeemed	(634,117)	(13,968,541)	(910,394)	(20,072,030)
Net change	(183,304)	$(4,214,158)	295,723	$6,876,951
Admin Class
Issued from the sale of shares	20,928	$389,330	11,943	$249,189
Issued in connection with the reinvestment of distributions	30,311	573,188	49,832	971,716
Redeemed	(44,608)	(863,390)	(80,384)	(1,704,141)
Net change	6,631	$99,128	(18,609)	$(483,236)
Class N
Issued from the sale of shares	363,420	$8,163,079	1,108,967	$26,145,795
Issued in connection with the reinvestment of distributions	395,604	8,798,229	681,065	15,330,776
Redeemed	(851,585)	(19,340,891)	(754,532)	(17,911,563)
Net change	(92,561)	$(2,379,583)	1,035,500	$23,565,008
Increase (decrease) from capital share transactions	(1,457,282)	$(31,778,545)	1,793,811	$39,638,328
27 |

Notes to Financial Statements (continued)
September 30, 2025
11.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Small/Mid Cap Growth Fund	Shares	Amount	Shares	Amount
Institutional Class
Issued from the sale of shares	1,039,600	$14,116,099	1,443,072	$16,821,287
Redeemed	(232,450)	(3,128,468)	(4,892,134)	(58,957,698)
Net change	807,150	$10,987,631	(3,449,062)	$(42,136,411)
Class N
Issued from the sale of shares	3,323,297	$45,375,712	6,980,418	$88,119,080
Redeemed	(2,063,705)	(28,829,520)	(1,577,085)	(18,560,646)
Net change	1,259,592	$16,546,192	5,403,333	$69,558,434
Increase from capital share transactions	2,066,742	$27,533,823	1,954,271	$27,422,023
| 28

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Small Cap Value Fund, Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Small Cap Value Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Small Cap Growth Fund and Loomis Sayles Small/Mid Cap Growth Fund (two of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
29 |

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended September 30, 2025, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Small Cap Value Fund	88.66%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Small Cap Value Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2025, unless subsequently determined to be different.
Fund	Amount
Small Cap Growth Fund	$81,986,354
Small Cap Value Fund	36,852,112
| 30

BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser (the “Adviser”) believes to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Adviser, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Adviser, including how profitability is determined for the Funds, and (v) information obtained through the completion by the Adviser of questionnaires distributed on behalf of the Trustees throughout the year. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Adviser’s investment staff and its use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Adviser and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Adviser’s policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Adviser and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Adviser make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Adviser and its affiliates to the Funds and the resources dedicated to the Funds by the Adviser and its affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Adviser as well as the affiliation between the Adviser and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Adviser to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
31 |

After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Adviser. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Small Cap Growth Fund	41%	45%	48%
Loomis Sayles Small Cap Value Fund	49%	17%	44%
Loomis Sayles Small/Mid Cap Growth Fund	34%	77%	81%
In the case of the Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all), the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Adviser that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund’s shorter-term (one-year) performance was stronger relative to its category; and (3) that the Fund’s performance for one or more recent (though not necessarily the most recent) calendar years was stronger relative to its category. The Board also considered information about the Fund’s more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Adviser’s performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Adviser to Trustee concerns about performance and the willingness of the Adviser to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Adviser and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Adviser and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Adviser to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund and the need for the Adviser to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that all of the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Adviser for certain Funds under their respective expense limitation agreements. The Trustees also considered that Loomis Sayles Small Cap Growth Fund’s current expenses are below its expense limitation. The Trustees also noted that the Funds had total advisory fee rates that were below the medians of their respective peer groups of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Adviser and its affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Adviser’s and its affiliates’ relationships with
| 32

the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Adviser had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Adviser and its affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Adviser and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that although none of the Funds’ advisory fees were subject to breakpoints, each of the Funds was subject to an expense limitation. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Adviser and its affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment the Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Adviser. They also considered the compliance-related resources the Adviser and its affiliates were providing to the Funds.
• So-called “fallout benefits” to the Adviser, such as the engagement of affiliates of the Adviser to provide distribution and administrative services to the Funds, and the benefits of research made available to the Adviser by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that each of the existing Agreements should be continued through June 30, 2026.
33 |

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LOOMIS SAYLES FUNDS
Loomis Sayles Funds, a Boston-based family of mutual funds advised by Loomis, Sayles & Company, L.P., offers a range of fixed income and equity investments to fit the goals of the most demanding investor. Investment minimums and a pricing structure that includes multiple share classes make the funds suitable investments for individual investors, retirement plan participants, high net worth individuals and small institutions, including endowments and foundations.
PHONE 800-633-3330 FOR THE FOLLOWING FUND INFORMATION:
•  Net asset values, yields, distribution information, fund information and fund literature
•  Speak to a customer service representative regarding new or existing accounts
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Please visit www.loomissayles.com or call 800-633-3330 for a prospectus and a summary prospectus, if available, containing this and other information.
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must be in writing, signed by the shareholder, including the shareholder’s name and address, and should identify the fund(s), account number, class of shares, and number of shares held in the fund(s) as of a recent date.
or by email at:
secretaryofthefunds@natixis.com
Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, social security number, PIN, or any other non-public, personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
M-LSEFA-0925

Annual Financial Statements and Other Important Information
September 30, 2025

Loomis Sayles Core Plus Bond Fund
Loomis Sayles Global Allocation Fund
Loomis Sayles Growth Fund
Loomis Sayles Intermediate Duration Bond Fund
Loomis Sayles Limited Term Government and Agency Fund

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 88.8% of Net Assets

Non-Convertible Bonds — 88.7%
	ABS Car Loan — 0.8%
$7,210,000	American Credit Acceptance Receivables Trust, Series 2025-1, Class B, 4.900%, 3/12/2029(a)	$7,226,778
4,420,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class C, 5.800%, 12/18/2028	4,503,716
5,886,667	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027(a)	5,855,290
8,160,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	8,112,368
1,840,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-2A, Class A, 5.200%, 10/20/2027(a)	1,855,560
3,245,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class A, 6.020%, 2/20/2030(a)	3,407,896
1,371,940	DT Auto Owner Trust, Series 2023-1A, Class C, 5.550%, 10/16/2028(a)	1,375,769
1,091,734	Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.820%, 2/15/2028	1,093,484
4,805,000	Ford Credit Auto Lease Trust, Series 2023-B, Class C, 6.430%, 4/15/2027	4,848,913
12,845,000	Hertz Vehicle Financing III LLC, Series 2023-2A, Class A, 5.570%, 9/25/2029(a)	13,229,347
419,787	Westlake Automobile Receivables Trust, Series 2022-2A, Class C, 4.850%, 9/15/2027(a)	419,829
309,432	Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.410%, 1/18/2028(a)	309,578
4,910,000	Westlake Automobile Receivables Trust, Series 2023-2A, Class C, 6.290%, 3/15/2028(a)	4,941,949
6,318,167	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	6,365,667
		63,546,144
	ABS Home Equity — 0.3%
376,263	CoreVest American Finance Ltd., Series 2019-3, Class A, 2.705%, 10/15/2052(a)	374,830
469,344	OBX Trust, Series 2018-EXP1, Class 1A3, 4.000%, 4/25/2048(a)(b)	448,243
9,870,089	PRET LLC, Series 2024-NPL8, Class A1, 5.963%, 11/25/2054(a)(b)	9,880,689
2,942,802	Progress Residential Trust, Series 2023-SFR1, Class A, 4.300%, 3/17/2040(a)	2,935,028
32,247	Sequoia Mortgage Trust, Series 2017-CH1, Class A1, 4.000%, 8/25/2047(a)(b)	30,620
250,740	Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.000%, 3/25/2048(a)(b)	234,897
55,128	Sequoia Mortgage Trust, Series 2018-CH3, Class A2, 4.000%, 8/25/2048(a)(b)	54,533
3,660,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	3,679,782
388,064	Towd Point Mortgage Trust, Series 2015-1, Class A5, 4.599%, 10/25/2053(a)(b)	386,417
5,101,352	Towd Point Mortgage Trust, Series 2016-2, Class M2, 3.000%, 8/25/2055(a)(b)	4,917,835
2,483,709	Towd Point Mortgage Trust, Series 2018-3, Class A1, 3.750%, 5/25/2058(a)(b)	2,442,334
		25,385,208
	ABS Other — 2.1%
9,682,163	ALTDE Trust, Series 2025-1A, Class A, 5.900%, 8/15/2050(a)	9,923,365
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$8,845,000	APL Finance DAC, Series 2025-1A, Class A, 5.390%, 3/20/2036(a)	$8,844,912
4,454,260	CLI Funding VIII LLC, Series 2021-1A, Class A, 1.640%, 2/18/2046(a)	4,115,669
7,550,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	7,706,398
6,996,364	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	7,078,018
1,673,770	Foundation Finance Trust, Series 2025-1A, Class A, 4.950%, 4/15/2050(a)	1,695,869
15,660,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	16,159,852
1,903,891	GreenSky Home Improvement Issuer Trust, Series 2025-1A, Class A4, 5.220%, 3/25/2060(a)	1,929,448
2,162,290	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.670%, 6/25/2059(a)	2,205,860
26,585,750	Horizon Aircraft Finance IV Ltd., Series 2024-1, Class A, 5.375%, 9/15/2049(a)	26,949,549
4,366,350	Jack in the Box Funding LLC, Series 2022-1A, Class A2I, 3.445%, 2/26/2052(a)	4,243,370
4,958,210	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/2046(a)	4,684,117
8,010,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	8,119,705
4,794,370	MVW LLC, Series 2024-2A, Class A, 4.430%, 3/20/2042(a)	4,788,396
7,039,674	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	6,677,116
5,435,986	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	5,532,757
2,105,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	2,161,930
2,164,447	Textainer Marine Containers VII Ltd., Series 2020-2A, Class A, 2.100%, 9/20/2045(a)	2,035,922
6,918,477	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	7,053,111
9,433,372	Willis Engine Structured Trust VII, Series 2023-A, Class A, 8.000%, 10/15/2048(a)	9,764,300
16,950,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	17,441,414
		159,111,078
	ABS Residential Mortgage — 0.1%
7,257	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	6,864
3,570,791	VCAT LLC, Series 2025-NPL1, Class A1, 5.877%, 1/25/2055(a)(b)	3,578,434
		3,585,298
	ABS Student Loan — 0.4%
1,597,209	Navient Private Education Refi Loan Trust, Series 2020-HA, Class A, 1.310%, 1/15/2069(a)	1,511,548
5,513,376	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	5,026,887
6,089,812	Navient Private Education Refi Loan Trust, Series 2023-A, Class A, 5.510%, 10/15/2071(a)	6,262,641
2,079,135	SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.070%, 1/15/2053(a)	1,895,019
5,001,184	SMB Private Education Loan Trust, Series 2021-C, Class A2, 1 mo. USD SOFR + 0.914%, 5.065%, 1/15/2053(a)(b)	4,957,391
See accompanying notes to financial statements.
1 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	ABS Student Loan — continued
$5,851,795	SMB Private Education Loan Trust, Series 2023-A, Class A1A, 5.380%, 1/15/2053(a)	$5,983,177
1,169,748	SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.540%, 5/15/2046(a)	1,131,576
		26,768,239
	ABS Whole Business — 0.2%
4,617,525	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	4,537,432
11,686,150	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2II, 4.008%, 12/05/2051(a)	10,892,618
		15,430,050
	Aerospace & Defense — 0.4%
14,314,000	Boeing Co., 5.705%, 5/01/2040	14,605,750
5,305,000	Boeing Co., 6.298%, 5/01/2029	5,629,915
3,928,000	Boeing Co., 6.858%, 5/01/2054	4,480,682
7,955,000	Embraer Netherlands Finance BV, 5.980%, 2/11/2035	8,439,301
		33,155,648
	Agency Commercial Mortgage-Backed Securities — 0.1%
4,010,000	Arixa Mortgage Trust, Series 2025-RTL1, Class A1, 5.735%, 8/25/2030(a)	4,032,376
	Airlines — 0.7%
8,630,467	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029(a)	8,663,482
14,751,433	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.750%, 10/20/2028(a)	14,834,380
6,570,000	Latam Airlines Group SA, 7.875%, 4/15/2030(a)	6,835,756
1,380,167	United Airlines Pass-Through Trust, Series 2020-1, Class B, 4.875%, 7/15/2027	1,378,621
13,472,101	United Airlines Pass-Through Trust, Series 2023-1, Class A, 5.800%, 7/15/2037	13,886,369
2,266,000	United Airlines, Inc., 4.375%, 4/15/2026(a)	2,262,520
5,243,000	United Airlines, Inc., 4.625%, 4/15/2029(a)	5,162,723
		53,023,851
	Apartment REITs — 0.0%
1,715,000	American Homes 4 Rent LP, 3.375%, 7/15/2051	1,150,597
	Automotive — 1.5%
3,200,000	Ford Motor Credit Co. LLC, 4.271%, 1/09/2027	3,173,825
9,980,000	Ford Motor Credit Co. LLC, 6.800%, 5/12/2028	10,365,053
5,315,000	Ford Motor Credit Co. LLC, 6.950%, 3/06/2026	5,357,320
5,450,000	Ford Motor Credit Co. LLC, 7.122%, 11/07/2033	5,825,372
2,800,000	General Motors Financial Co., Inc., 2.350%, 1/08/2031	2,480,666
6,206,000	Hyundai Capital America, 2.375%, 10/15/2027(a)	5,970,719
7,453,000	Hyundai Capital America, 3.000%, 2/10/2027(a)	7,323,797
6,740,000	Hyundai Capital America, 5.400%, 6/24/2031(a)	6,942,139
14,005,000	Hyundai Capital America, 6.100%, 9/21/2028(a)	14,647,216
1,725,000	Lear Corp., 3.550%, 1/15/2052	1,170,496
10,531,000	Lear Corp., 5.250%, 5/15/2049	9,494,247
6,000,000	Nissan Motor Acceptance Co. LLC, 7.050%, 9/15/2028(a)	6,247,127
4,525,000	Phinia, Inc., 6.750%, 4/15/2029(a)	4,661,612
31,285,000	Volkswagen Group of America Finance LLC, 6.450%, 11/16/2030(a)	33,601,508
		117,261,097
Principal Amount (‡)	Description	Value (†)

	Banking — 6.0%
$5,525,000	AIB Group PLC, (fixed rate to 3/28/2034, variable rate thereafter), 5.871%, 3/28/2035(a)	$5,812,218
5,400,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.621%, 12/10/2029(a)	5,618,754
18,675,000	Bank of America Corp., (fixed rate to 10/25/2034, variable rate thereafter), 5.518%, 10/25/2035	19,128,777
6,910,000	Bank of America Corp., (fixed rate to 11/10/2027, variable rate thereafter), 6.204%, 11/10/2028	7,200,905
5,475,000	Bank of America Corp., (fixed rate to 4/24/2027, variable rate thereafter), 3.705%, 4/24/2028	5,439,685
17,545,000	Bank of America Corp., (fixed rate to 4/25/2033, variable rate thereafter), 5.288%, 4/25/2034	18,152,402
24,210,000	Bank of America Corp., MTN, (fixed rate to 4/23/2026, variable rate thereafter), 3.559%, 4/23/2027	24,113,301
16,764,000	Barclays PLC, (fixed rate to 3/10/2041, variable rate thereafter), 3.811%, 3/10/2042	13,524,009
1,900,000	Barclays PLC, (fixed rate to 5/09/2033, variable rate thereafter), 6.224%, 5/09/2034	2,043,980
7,355,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 9/10/2029(a)	7,560,499
15,013,000	BNP Paribas SA, (fixed rate to 1/13/2026, variable rate thereafter), 1.323%, 1/13/2027(a)	14,875,926
23,295,000	Capital One Financial Corp., (fixed rate to 6/08/2033, variable rate thereafter), 6.377%, 6/08/2034	25,197,580
10,435,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	11,010,930
6,930,000	Danske Bank AS, (fixed rate to 10/02/2029, variable rate thereafter), 4.613%, 10/02/2030(a)	6,966,237
9,038,000	Deutsche Bank AG, 1.686%, 3/19/2026	8,934,057
8,585,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	7,907,324
6,737,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	6,317,922
800,000	Deutsche Bank AG, (fixed rate to 11/10/2032, variable rate thereafter), 7.079%, 2/10/2034	879,395
11,630,000	Deutsche Bank AG, (fixed rate to 11/24/2025, variable rate thereafter), 2.129%, 11/24/2026	11,587,414
11,236,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	12,588,802
7,270,000	Goldman Sachs Group, Inc., (fixed rate to 6/05/2027, variable rate thereafter), 3.691%, 6/05/2028	7,217,714
1,826,000	HSBC Holdings PLC, 4.950%, 3/31/2030	1,872,739
9,610,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	10,945,406
3,790,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	3,581,550
23,640,000	JPMorgan Chase & Co., (fixed rate to 10/15/2029, variable rate thereafter), 2.739%, 10/15/2030	22,325,614
8,575,000	JPMorgan Chase & Co., (fixed rate to 4/22/2035, variable rate thereafter), 5.572%, 4/22/2036	9,038,262
14,426,000	JPMorgan Chase & Co., (fixed rate to 5/13/2030, variable rate thereafter), 2.956%, 5/13/2031	13,529,766
See accompanying notes to financial statements.
| 2

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$9,140,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 7/20/2031, variable rate thereafter), 2.309%, 7/20/2032	$8,095,004
13,321,000	Morgan Stanley, 3.591%, 7/22/2028(b)	13,180,812
1,500,000	Morgan Stanley, (fixed rate to 2/01/2028, variable rate thereafter), 5.123%, 2/01/2029	1,532,322
11,935,000	Morgan Stanley, MTN, (fixed rate to 4/20/2028, variable rate thereafter), 5.164%, 4/20/2029	12,217,042
3,575,000	Norinchukin Bank, 5.094%, 10/16/2029(a)	3,653,654
6,255,000	Norinchukin Bank, 5.359%, 9/09/2035(a)	6,356,825
6,960,000	PNC Financial Services Group, Inc., (fixed rate to 1/24/2033, variable rate thereafter), 5.068%, 1/24/2034	7,101,718
12,940,000	Santander Holdings USA, Inc., (fixed rate to 1/06/2027, variable rate thereafter), 2.490%, 1/06/2028	12,626,355
16,635,000	Santander U.K. Group Holdings PLC, (fixed rate to 4/15/2030, variable rate thereafter), 5.694%, 4/15/2031	17,355,095
12,720,000	Societe Generale SA, (fixed rate to 1/19/2054, variable rate thereafter), 7.132%, 1/19/2055(a)	13,590,834
10,315,000	Societe Generale SA, (fixed rate to 10/03/2035, variable rate thereafter), 5.439%, 10/03/2036(a)	10,288,281
18,840,000	Standard Chartered PLC, (fixed rate to 1/12/2032, variable rate thereafter), 3.603%, 1/12/2033(a)	17,397,798
660,000	Standard Chartered PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.866%, 3/15/2033(a)	661,863
1,415,000	Standard Chartered PLC, (fixed rate to 7/06/2033, variable rate thereafter), 6.296%, 7/06/2034(a)	1,534,503
11,838,000	Sumitomo Mitsui Financial Group, Inc., 3.040%, 7/16/2029	11,318,140
4,815,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	4,906,320
4,590,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	5,750,658
8,695,000	UBS Group AG, (fixed rate to 8/11/2027, variable rate thereafter), 6.442%, 8/11/2028(a)	9,035,148
16,095,000	UniCredit SpA, (fixed rate to 6/03/2026, variable rate thereafter), 1.982%, 6/03/2027(a)	15,841,251
		455,814,791
	Brokerage — 0.1%
4,055,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	4,154,477
1,970,000	Citadel LP, 6.000%, 1/23/2030(a)	2,047,582
2,300,000	Citadel LP, 6.375%, 1/23/2032(a)	2,434,355
		8,636,414
	Building Materials — 0.0%
929,000	Mohawk Industries, Inc., 3.625%, 5/15/2030	896,485
950,000	Mohawk Industries, Inc., 5.850%, 9/18/2028	992,547
		1,889,032
	Cable Satellite — 0.4%
17,375,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	15,021,781
6,340,000	Time Warner Cable LLC, 4.500%, 9/15/2042	5,094,046
783,000	Time Warner Cable LLC, 5.500%, 9/01/2041	717,574
2,245,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,145,935
Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$7,162,000	Time Warner Cable LLC, 6.550%, 5/01/2037	$7,450,354
1,707,000	Time Warner Cable LLC, 6.750%, 6/15/2039	1,785,898
		32,215,588
	Chemicals — 1.1%
1,610,000	Alpek SAB de CV, 3.250%, 2/25/2031(a)	1,411,783
21,013,000	Braskem America Finance Co., 7.125%, 7/22/2041(a)	8,247,393
8,885,000	Eastman Chemical Co., 5.000%, 8/01/2029	9,048,205
11,890,000	Methanex U.S. Operations, Inc., 6.250%, 3/15/2032(a)	12,097,695
8,771,000	Orbia Advance Corp. SAB de CV, 5.875%, 9/17/2044(a)	7,496,969
9,466,000	Orbia Advance Corp. SAB de CV, 6.750%, 9/19/2042(a)	8,899,174
7,660,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	7,966,411
5,125,000	Qnity Electronics, Inc., 5.750%, 8/15/2032(a)	5,164,087
3,830,000	Sociedad Quimica y Minera de Chile SA, 3.500%, 9/10/2051(a)	2,672,995
7,654,000	Sociedad Quimica y Minera de Chile SA, 4.250%, 1/22/2050(a)	6,164,838
13,835,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(a)	14,905,967
		84,075,517
	Collateralized Mortgage Obligations — 0.9%
23,056,303	Federal Home Loan Mortgage Corp., Series 406, Class F15, 30 day USD SOFR Average + 1.450%, 5.806%, 10/25/2053(b)	23,303,264
30,076,650	Federal Home Loan Mortgage Corp., Series 5365, Class LY, REMICS, 6.500%, 12/25/2053	31,398,609
7,850,000	Federal National Mortgage Association, Series 2023-51, Class L, REMICS, 6.500%, 11/25/2053	8,305,198
7,960,000	Federal National Mortgage Association, Series 2025-70, Class GD, REMICS, 5.000%, 7/25/2055	7,836,596
40,672	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 10/20/2060(b)(c)	40,189
35,217	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.986%, 8/20/2062(b)(c)	34,858
25	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063(c)	22
8,394	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062(c)	7,386
7,281	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(c)	6,718
90,133	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063(c)	84,170
838,642	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	815,425
5,573	Government National Mortgage Association, Series 2015-H13, Class FL, 1 mo. USD SOFR + 0.394%, 4.746%, 5/20/2063(b)(c)	5,321
		71,837,756
See accompanying notes to financial statements.
3 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Construction Machinery — 0.1%
$5,405,000	Herc Holdings, Inc., 7.000%, 6/15/2030(a)	$5,614,822
	Consumer Products — 0.1%
2,157,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(a)	1,958,459
2,738,000	Natura &Co. Luxembourg Holdings SARL, 4.125%, 5/03/2028(a)	2,624,421
1,925,000	Natura &Co. Luxembourg Holdings SARL, 6.000%, 4/19/2029(a)	1,924,191
		6,507,071
	Electric — 0.9%
1,609,000	AES Corp., 3.950%, 7/15/2030(a)	1,553,695
7,160,000	Calpine Corp., 4.500%, 2/15/2028(a)	7,129,795
14,279,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031(a)	13,108,023
14,602,870	Cometa Energia SA de CV, 6.375%, 4/24/2035(a)	15,250,624
2,415,000	DPL LLC, 4.350%, 4/15/2029	2,370,729
2,811,000	Enel Americas SA, 4.000%, 10/25/2026	2,806,029
4,816,000	Entergy Corp., 2.800%, 6/15/2030	4,493,850
750,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030	734,107
9,138,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.482%, 4/30/2043(b)	9,096,753
11,532,000	NRG Energy, Inc., 5.750%, 1/15/2034(a)	11,520,230
3,945,000	Southern California Edison Co., 6.200%, 9/15/2055	3,977,032
		72,040,867
	Finance Companies — 3.6%
6,365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.000%, 10/29/2028	6,133,903
8,095,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.100%, 1/19/2029	8,285,738
19,660,000	Air Lease Corp., GMTN, 3.750%, 6/01/2026	19,555,262
20,287,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	19,562,127
24,047,000	ARES Capital Corp., 2.150%, 7/15/2026	23,624,203
15,722,000	ARES Capital Corp., 5.800%, 3/08/2032	16,014,746
15,925,000	Avolon Holdings Funding Ltd., 2.750%, 2/21/2028(a)	15,293,639
3,220,000	Avolon Holdings Funding Ltd., 5.375%, 5/30/2030(a)	3,303,029
4,262,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	4,146,585
13,397,000	Blue Owl Capital Corp., 3.400%, 7/15/2026	13,274,085
9,070,000	Blue Owl Capital Corp., 5.950%, 3/15/2029	9,245,310
10,958,000	Blue Owl Technology Finance Corp., 3.750%, 6/17/2026(a)	10,860,651
12,803,000	Blue Owl Technology Finance Corp., 6.100%, 3/15/2028(a)	12,967,611
19,629,000	FS KKR Capital Corp., 3.400%, 1/15/2026	19,540,026
4,160,000	GATX Corp., 6.050%, 3/15/2034	4,455,708
3,670,000	GATX Corp., 6.050%, 6/05/2054	3,813,775
3,505,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	3,523,299
11,600,000	Hercules Capital, Inc., 6.000%, 6/16/2030	11,831,439
2,600,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	2,738,104
4,480,000	Main Street Capital Corp., 6.950%, 3/01/2029	4,698,592
7,545,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	7,641,234
2,300,000	Navient Corp., 4.875%, 3/15/2028	2,254,998
8,950,000	Navient Corp., 5.000%, 3/15/2027	8,909,677
16,425,000	OneMain Finance Corp., 6.625%, 5/15/2029	16,882,781
10,830,000	Rocket Cos., Inc., 6.125%, 8/01/2030(a)	11,115,046
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$5,993,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	$5,596,526
5,410,000	Sixth Street Lending Partners, 6.125%, 7/15/2030(a)	5,593,262
2,930,000	Sixth Street Specialty Lending, Inc., 5.625%, 8/15/2030	2,971,134
		273,832,490
	Food & Beverage — 0.7%
12,933,000	BRF SA, 5.750%, 9/21/2050(a)	11,072,717
2,050,000	Diageo Investment Corp., 5.625%, 4/15/2035	2,175,196
22,485,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 7.250%, 11/15/2053	25,783,932
11,030,000	Minerva Luxembourg SA, 4.375%, 3/18/2031(a)	10,082,425
1,599,000	Smithfield Foods, Inc., 3.000%, 10/15/2030(a)	1,460,879
		50,575,149
	Gaming — 0.2%
11,765,000	MGM Resorts International, 6.500%, 4/15/2032	11,986,111
	Government Owned - No Guarantee — 1.2%
7,292,000	Antares Holdings LP, 3.950%, 7/15/2026(a)	7,241,394
16,900,000	Antares Holdings LP, 6.350%, 10/23/2029(a)	17,281,660
2,585,000	Ascot Group Ltd., 4.250%, 12/15/2030(a)	2,351,422
10,220,000	Ecopetrol SA, 7.750%, 2/01/2032	10,575,789
9,135,000	Ecopetrol SA, 8.375%, 1/19/2036	9,434,474
2,903,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050(a)	1,825,943
8,730,000	Freeport Indonesia PT, 5.315%, 4/14/2032(a)	8,831,792
7,685,000	OCP SA, 3.750%, 6/23/2031(a)	7,206,855
11,020,000	OCP SA, 6.750%, 5/02/2034(a)	11,993,176
11,038,000	Saudi Arabian Oil Co., 3.500%, 11/24/2070(a)	7,136,961
7,669,000	Tennessee Valley Authority, 4.625%, 9/15/2060	6,879,114
		90,758,580
	Health Insurance — 0.1%
8,739,000	Centene Corp., 3.375%, 2/15/2030	8,037,144
	Healthcare — 0.3%
12,055,000	HCA, Inc., 4.625%, 3/15/2052	9,954,406
4,230,000	HCA, Inc., 5.600%, 4/01/2034	4,391,098
10,445,000	HCA, Inc., 5.750%, 3/01/2035	10,919,979
		25,265,483
	Independent Energy — 1.1%
12,695,000	Baytex Energy Corp., 7.375%, 3/15/2032(a)	12,429,762
4,650,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	4,815,840
15,497,000	Crescent Energy Finance LLC, 7.625%, 4/01/2032(a)	15,389,965
7,952,000	Devon Energy Corp., 4.500%, 1/15/2030	7,970,360
1,765,000	EQT Corp., 3.125%, 5/15/2026(a)	1,748,828
3,504,000	EQT Corp., 3.900%, 10/01/2027	3,481,494
1,901,000	EQT Corp., 5.000%, 1/15/2029	1,927,539
8,995,000	EQT Corp., 6.375%, 4/01/2029	9,327,693
10,855,000	Harbour Energy PLC, 6.327%, 4/01/2035(a)	11,147,165
3,456,000	Pan American Energy LLC, 9.125%, 4/30/2027(a)	3,515,063
6,080,000	SM Energy Co., 6.750%, 8/01/2029(a)	6,109,142
6,185,000	SM Energy Co., 7.000%, 8/01/2032(a)	6,189,769
2,275,000	Viper Energy Partners LLC, 5.700%, 8/01/2035	2,313,038
		86,365,658
	Industrial Other — 0.0%
3,408,000	Georgetown University, Series A, 5.215%, 10/01/2118	3,048,490
See accompanying notes to financial statements.
| 4

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Life Insurance — 0.4%
$13,471,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	$13,816,608
4,515,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	4,687,918
2,327,000	OneAmerica Financial Partners, Inc., 4.250%, 10/15/2050(a)	1,824,857
10,540,000	RLGH Finance Bermuda Ltd., 6.750%, 7/02/2035	11,244,965
		31,574,348
	Media Entertainment — 0.3%
54,020,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	1,807,893
12,803,000	Prosus NV, 3.680%, 1/21/2030(a)	12,299,931
12,750,000	Prosus NV, 3.832%, 2/08/2051(a)	8,618,992
		22,726,816
	Metals & Mining — 1.3%
11,925,000	Alumina Pty. Ltd., 6.125%, 3/15/2030(a)	12,195,648
3,620,000	Anglo American Capital PLC, 3.875%, 3/16/2029(a)	3,557,005
3,322,000	Anglo American Capital PLC, 3.950%, 9/10/2050(a)	2,553,555
8,646,000	Anglo American Capital PLC, 5.625%, 4/01/2030(a)	9,024,161
8,035,000	BHP Billiton Finance USA Ltd., 5.300%, 2/21/2035	8,360,933
10,477,000	Fortescue Treasury Pty. Ltd., 4.375%, 4/01/2031(a)	10,002,785
14,428,000	Fresnillo PLC, 4.250%, 10/02/2050(a)	11,416,155
7,995,000	Gerdau Trade, Inc., 5.750%, 6/09/2035	8,282,820
21,682,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	19,794,148
6,635,000	Glencore Funding LLC, 5.673%, 4/01/2035(a)	6,895,968
700,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	755,558
5,290,000	POSCO, 5.625%, 1/17/2026(a)	5,309,038
4,505,000	SunCoke Energy, Inc., 4.875%, 6/30/2029(a)	4,210,510
		102,358,284
	Midstream — 0.6%
568,000	Energy Transfer LP, 5.150%, 2/01/2043	515,593
2,480,000	Energy Transfer LP, 5.300%, 4/15/2047	2,239,878
125,000	Energy Transfer LP, 5.400%, 10/01/2047	114,419
4,900,000	Energy Transfer LP, 5.950%, 10/01/2043	4,837,929
8,548,000	Energy Transfer LP, 6.500%, 2/01/2042	9,053,672
1,338,000	Energy Transfer LP, 6.625%, 10/15/2036	1,457,420
2,014,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025(a)	2,012,066
982,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027(a)	968,015
12,415,000	Sempra Infrastructure Partners LP, 3.250%, 1/15/2032(a)	11,010,712
2,710,000	Targa Resources Corp., 5.500%, 2/15/2035	2,757,551
4,021,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(a)	4,443,245
4,030,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(a)	4,548,695
		43,959,195
	Mortgage Related — 19.4%
8,799,175	Federal Home Loan Mortgage Corp., 1.500%, 12/01/2050	6,541,216
7,857,291	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	6,350,217
6,245,025	Federal Home Loan Mortgage Corp., 2.000%, 11/01/2050	5,039,373
6,348,120	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	5,122,548
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$5,630,923	Federal Home Loan Mortgage Corp., 2.000%, 12/01/2050	$4,553,771
20,994,149	Federal Home Loan Mortgage Corp., 2.000%, 1/01/2051	16,928,153
4,490,945	Federal Home Loan Mortgage Corp., 2.000%, 2/01/2051	3,624,053
31,414,710	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	25,437,761
4,406,026	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	3,560,061
734,786	Federal Home Loan Mortgage Corp., 4.000%, 12/01/2044	712,315
345,852	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2045	333,061
2,298	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2045	2,215
227,524	Federal Home Loan Mortgage Corp., 4.000%, 6/01/2047	218,989
9,772,032	Federal Home Loan Mortgage Corp., 4.000%, 7/01/2052	9,237,528
953,260	Federal Home Loan Mortgage Corp., 4.000%, 9/01/2052	900,973
8,726,884	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	8,244,220
4,851,022	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	4,593,980
3,903,768	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2052	3,686,249
4,336,987	Federal Home Loan Mortgage Corp., 4.000%, 10/01/2053	4,090,649
441,827	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2041	442,832
69,895	Federal Home Loan Mortgage Corp., 4.500%, 1/01/2044	69,684
172,753	Federal Home Loan Mortgage Corp., 4.500%, 4/01/2044	171,358
17,045	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2046	16,889
632,908	Federal Home Loan Mortgage Corp., 4.500%, 7/01/2046	629,464
358,798	Federal Home Loan Mortgage Corp., 4.500%, 3/01/2048	352,575
3,467,910	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	3,380,118
2,301,431	Federal Home Loan Mortgage Corp., 4.500%, 8/01/2052	2,240,586
1,117,229	Federal Home Loan Mortgage Corp., 5.000%, 7/01/2048	1,128,571
957,273	Federal Home Loan Mortgage Corp., 5.000%, 8/01/2048	969,138
651,548	Federal Home Loan Mortgage Corp., 5.000%, 9/01/2048	658,163
2,001,181	Federal Home Loan Mortgage Corp., 5.000%, 10/01/2048	2,017,788
5,260,709	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2048	5,320,668
9,371,463	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2053	9,368,184
23,908,062	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	23,928,199
9,133,936	Federal Home Loan Mortgage Corp., 5.000%, 1/01/2055	9,128,909
See accompanying notes to financial statements.
5 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$8,245,388	Federal Home Loan Mortgage Corp., 5.000%, 2/01/2055	$8,252,333
7,320,518	Federal Home Loan Mortgage Corp., 5.000%, 3/01/2055	7,300,859
1,089,952	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,105,642
1,048,791	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	1,067,120
881,267	Federal Home Loan Mortgage Corp., 5.500%, 5/01/2053	901,521
2,543,358	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	2,591,567
1,273,653	Federal Home Loan Mortgage Corp., 5.500%, 6/01/2053	1,294,248
14,587,865	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	14,765,938
929,267	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	946,999
534,353	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	544,329
483,761	Federal Home Loan Mortgage Corp., 5.500%, 7/01/2053	495,043
13,486,750	Federal Home Loan Mortgage Corp., 5.500%, 2/01/2055	13,796,725
2,640	Federal Home Loan Mortgage Corp., 6.000%, 6/01/2035	2,744
2,839,369	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,930,239
2,479,962	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,559,005
2,251,402	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	2,320,838
1,352,725	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,386,810
1,183,012	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	1,220,717
817,952	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	846,713
808,183	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	831,143
708,159	Federal Home Loan Mortgage Corp., 6.000%, 5/01/2053	724,591
4,810,437	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	4,937,830
714,945	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	734,183
487,406	Federal Home Loan Mortgage Corp., 6.000%, 7/01/2053	502,332
3,646,385	Federal Home Loan Mortgage Corp., 6.000%, 8/01/2053	3,764,941
1,003,241	Federal Home Loan Mortgage Corp., 6.000%, 3/01/2054	1,043,058
4,984,235	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	5,195,973
1,197,980	Federal Home Loan Mortgage Corp., 6.000%, 4/01/2054	1,225,223
4,778,894	Federal Home Loan Mortgage Corp., 6.500%, 9/01/2053	5,065,376
6,251,144	Federal Home Loan Mortgage Corp., 6.500%, 1/01/2054	6,567,338
7,721,965	Federal Home Loan Mortgage Corp., 6.500%, 2/01/2054	8,112,573
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$14,117,567	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	$15,009,076
5,478,561	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,823,757
5,060,559	Federal Home Loan Mortgage Corp., 6.500%, 5/01/2054	5,379,418
8,628,226	Federal Home Loan Mortgage Corp., 6.500%, 6/01/2054	9,171,890
391,926	Federal Home Loan Mortgage Corp., 7.000%, 9/01/2053	412,093
6,789,972	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	7,174,989
6,187,231	Federal Home Loan Mortgage Corp., 7.000%, 12/01/2053	6,608,557
7,376,851	Federal Home Loan Mortgage Corp., 7.000%, 1/01/2054	7,879,203
1,306,419	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	1,395,386
249,446	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	262,723
197,393	Federal Home Loan Mortgage Corp., 7.000%, 2/01/2054	207,413
2,722,783	Federal Home Loan Mortgage Corp., 7.000%, 4/01/2054	2,878,152
1,723,354	Federal Home Loan Mortgage Corp., 7.000%, 6/01/2054	1,821,859
4,789,487	Federal Home Loan Mortgage Corp., 7.000%, 10/01/2054	5,116,008
4,970,176	Federal Home Loan Mortgage Corp., 7.500%, 1/01/2054	5,390,063
116,615	Federal Home Loan Mortgage Corp., 8.000%, 2/01/2054	123,524
8,109,242	Federal National Mortgage Association, 1.500%, 12/01/2050	6,232,508
33,234,025	Federal National Mortgage Association, 1.500%, 3/01/2051	25,543,921
2,774,812	Federal National Mortgage Association, 1.500%, 3/01/2051	2,133,322
4,277,029	Federal National Mortgage Association, 1.500%, 9/01/2051	3,286,810
6,671,787	Federal National Mortgage Association, 1.500%, 10/01/2051	5,128,855
44,842,295	Federal National Mortgage Association, 2.000%, 5/01/2037	41,208,367
10,657,384	Federal National Mortgage Association, 2.000%, 11/01/2050	8,599,932
2,589,625	Federal National Mortgage Association, 2.000%, 11/01/2050	2,089,701
11,720,449	Federal National Mortgage Association, 2.000%, 12/01/2050	9,470,023
11,270,821	Federal National Mortgage Association, 2.000%, 12/01/2050	9,095,080
7,246,663	Federal National Mortgage Association, 2.000%, 12/01/2050	5,847,692
6,374,888	Federal National Mortgage Association, 2.000%, 12/01/2050	5,179,099
5,316,824	Federal National Mortgage Association, 2.000%, 12/01/2050	4,297,061
27,995,390	Federal National Mortgage Association, 2.000%, 1/01/2051	22,590,682
1,747,198	Federal National Mortgage Association, 2.000%, 2/01/2051	1,408,818
See accompanying notes to financial statements.
| 6

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$12,039,887	Federal National Mortgage Association, 2.000%, 3/01/2051	$9,708,063
5,315,341	Federal National Mortgage Association, 2.000%, 4/01/2051	4,285,886
4,653,829	Federal National Mortgage Association, 2.000%, 4/01/2051	3,752,508
1,377,772	Federal National Mortgage Association, 2.000%, 11/01/2051	1,116,927
18,998,706	Federal National Mortgage Association, 2.000%, 12/01/2051	15,401,663
1,439,433	Federal National Mortgage Association, 2.000%, 1/01/2052	1,164,517
24,106,730	Federal National Mortgage Association, 2.000%, 2/01/2052	19,491,846
24,009,372	Federal National Mortgage Association, 2.000%, 2/01/2052	19,395,498
6,692,950	Federal National Mortgage Association, 2.000%, 2/01/2052	5,420,003
15,058,027	Federal National Mortgage Association, 2.000%, 3/01/2052	12,165,689
14,056,206	Federal National Mortgage Association, 2.000%, 3/01/2052	11,390,073
16,912,712	Federal National Mortgage Association, 2.500%, 1/01/2052	14,256,308
6,794,100	Federal National Mortgage Association, 2.500%, 9/01/2061	5,540,612
34,013,192	Federal National Mortgage Association, 2.500%, 12/01/2061	27,737,860
132,386,546	Federal National Mortgage Association, 2.500%, 3/01/2062	107,961,938
73,850,922	Federal National Mortgage Association, 2.500%, 3/01/2062	60,225,644
45,867,565	Federal National Mortgage Association, 2.500%, 3/01/2062	37,405,063
28,172,447	Federal National Mortgage Association, 2.500%, 3/01/2062	23,051,879
27,188,027	Federal National Mortgage Association, 2.500%, 3/01/2062	22,221,964
59,864,603	Federal National Mortgage Association, 2.500%, 4/01/2062	48,818,991
28,018,423	Federal National Mortgage Association, 2.500%, 5/01/2062	22,849,092
76,087,366	Federal National Mortgage Association, 2.500%, 6/01/2062	62,048,610
39,335,267	Federal National Mortgage Association, 2.500%, 12/01/2062	32,077,339
27,073,316	Federal National Mortgage Association, 2.500%, 9/01/2063	22,077,537
10,444,258	Federal National Mortgage Association, 2.500%, 9/01/2063	8,516,985
44,584,433	Federal National Mortgage Association, 3.000%, 9/01/2062	38,235,712
21,690,283	Federal National Mortgage Association, 3.000%, 9/01/2062	18,413,345
5,991,778	Federal National Mortgage Association, 3.000%, 3/01/2063	5,086,527
24,662,959	Federal National Mortgage Association, 3.000%, 6/01/2063	21,150,933
19,941,875	Federal National Mortgage Association, 3.000%, 6/01/2063	16,929,119
7,382,533	Federal National Mortgage Association, 3.000%, 6/01/2064	6,248,797
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$4,773,579	Federal National Mortgage Association, 3.500%, 5/01/2052	$4,280,076
23,090,146	Federal National Mortgage Association, 3.500%, 6/01/2062	20,816,621
10,400,829	Federal National Mortgage Association, 3.500%, 9/01/2062	9,337,724
33,876,566	Federal National Mortgage Association, 3.500%, 12/01/2062	30,413,638
27,931,917	Federal National Mortgage Association, 3.500%, 12/01/2062	25,076,652
17,728,831	Federal National Mortgage Association, 3.500%, 6/01/2063	15,895,128
13,863,557	Federal National Mortgage Association, 3.500%, 9/01/2063	12,308,214
4,625,006	Federal National Mortgage Association, 3.500%, 12/01/2063	4,106,107
24,418,336	Federal National Mortgage Association, 3.500%, 6/01/2064	21,649,444
2,450,427	Federal National Mortgage Association, 4.000%, 9/01/2041	2,383,753
1,183,373	Federal National Mortgage Association, 4.000%, 8/01/2042	1,150,926
257,811	Federal National Mortgage Association, 4.000%, 11/01/2044	250,116
610,544	Federal National Mortgage Association, 4.000%, 2/01/2045	587,500
378,505	Federal National Mortgage Association, 4.000%, 4/01/2047	363,903
277,837	Federal National Mortgage Association, 4.000%, 4/01/2047	267,984
828,255	Federal National Mortgage Association, 4.000%, 11/01/2047	789,754
276,190	Federal National Mortgage Association, 4.000%, 12/01/2047	263,524
406,031	Federal National Mortgage Association, 4.000%, 3/01/2048	384,082
775,704	Federal National Mortgage Association, 4.000%, 6/01/2048	733,772
94,984	Federal National Mortgage Association, 4.000%, 2/01/2050	90,391
7,035,004	Federal National Mortgage Association, 4.000%, 6/01/2052	6,647,816
4,250,982	Federal National Mortgage Association, 4.000%, 7/01/2052	4,016,200
4,225,152	Federal National Mortgage Association, 4.000%, 8/01/2052	3,988,676
1,361,859	Federal National Mortgage Association, 4.000%, 11/01/2052	1,284,708
29,011	Federal National Mortgage Association, 4.500%, 8/01/2043	28,589
86,041	Federal National Mortgage Association, 4.500%, 3/01/2044	85,398
75,942	Federal National Mortgage Association, 4.500%, 5/01/2044	74,782
1,168,085	Federal National Mortgage Association, 4.500%, 1/01/2045	1,159,366
164,202	Federal National Mortgage Association, 4.500%, 1/01/2045	165,154
425,099	Federal National Mortgage Association, 4.500%, 7/01/2045	417,194
226,692	Federal National Mortgage Association, 4.500%, 8/01/2045	224,049
See accompanying notes to financial statements.
7 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$124,948	Federal National Mortgage Association, 4.500%, 8/01/2045	$124,014
272,963	Federal National Mortgage Association, 4.500%, 10/01/2045	270,925
508,221	Federal National Mortgage Association, 4.500%, 11/01/2045	504,425
363,668	Federal National Mortgage Association, 4.500%, 3/01/2046	362,256
13,152	Federal National Mortgage Association, 4.500%, 7/01/2046	13,054
325,167	Federal National Mortgage Association, 4.500%, 9/01/2046	322,400
226,344	Federal National Mortgage Association, 4.500%, 2/01/2047	223,143
535,993	Federal National Mortgage Association, 4.500%, 5/01/2047	527,483
305,371	Federal National Mortgage Association, 4.500%, 7/01/2048	301,391
1,220,925	Federal National Mortgage Association, 4.500%, 8/01/2048	1,205,768
272,893	Federal National Mortgage Association, 4.500%, 10/01/2049	267,826
8,580,891	Federal National Mortgage Association, 4.500%, 3/01/2053	8,323,464
9,833,764	Federal National Mortgage Association, 4.500%, 4/01/2053	9,560,814
1,182,916	Federal National Mortgage Association, 5.000%, 7/01/2048	1,196,629
557,411	Federal National Mortgage Association, 5.000%, 8/01/2048	563,644
309,112	Federal National Mortgage Association, 5.000%, 9/01/2048	312,569
2,038,022	Federal National Mortgage Association, 5.000%, 1/01/2049	2,057,112
761,280	Federal National Mortgage Association, 5.000%, 3/01/2049	768,386
3,873,146	Federal National Mortgage Association, 5.000%, 5/01/2053	3,897,052
2,026,399	Federal National Mortgage Association, 5.500%, 4/01/2050	2,078,143
943,500	Federal National Mortgage Association, 5.500%, 7/01/2053	953,470
672,526	Federal National Mortgage Association, 5.500%, 7/01/2053	681,691
11,967	Federal National Mortgage Association, 6.000%, 8/01/2034	12,458
47,468	Federal National Mortgage Association, 6.000%, 1/01/2037	49,460
1,235,341	Federal National Mortgage Association, 6.000%, 5/01/2049	1,292,548
2,201,690	Federal National Mortgage Association, 6.000%, 5/01/2053	2,271,565
1,421,293	Federal National Mortgage Association, 6.000%, 5/01/2053	1,467,554
1,067,880	Federal National Mortgage Association, 6.000%, 5/01/2053	1,101,772
905,366	Federal National Mortgage Association, 6.000%, 5/01/2053	936,212
939,594	Federal National Mortgage Association, 6.000%, 6/01/2053	964,875
887,442	Federal National Mortgage Association, 6.000%, 6/01/2053	920,812
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$10,935,773	Federal National Mortgage Association, 6.000%, 7/01/2053	$11,209,407
2,913,879	Federal National Mortgage Association, 6.000%, 7/01/2053	3,008,260
1,144,826	Federal National Mortgage Association, 6.000%, 7/01/2053	1,177,774
907,977	Federal National Mortgage Association, 6.000%, 7/01/2053	940,264
524,680	Federal National Mortgage Association, 6.000%, 7/01/2053	538,797
1,469,868	Federal National Mortgage Association, 6.000%, 8/01/2053	1,515,699
1,348,745	Federal National Mortgage Association, 6.000%, 8/01/2053	1,385,035
1,090,255	Federal National Mortgage Association, 6.000%, 8/01/2053	1,125,585
901	Federal National Mortgage Association, 6.500%, 1/01/2029	930
526	Federal National Mortgage Association, 6.500%, 5/01/2031	542
3,578,153	Federal National Mortgage Association, 6.500%, 8/01/2053	3,793,162
2,401,548	Federal National Mortgage Association, 6.500%, 8/01/2053	2,546,186
20,391,092	Federal National Mortgage Association, 6.500%, 7/01/2054	21,553,877
4,792	Federal National Mortgage Association, 7.000%, 10/01/2030	5,003
3,189	Federal National Mortgage Association, 7.000%, 10/01/2030	3,329
786,408	Federal National Mortgage Association, 7.000%, 10/01/2053	829,439
329,571	Federal National Mortgage Association, 7.000%, 10/01/2053	346,577
1,317,918	Federal National Mortgage Association, 7.000%, 11/01/2053	1,384,618
1,688,551	Federal National Mortgage Association, 7.000%, 3/01/2054	1,770,117
8,201,164	Federal National Mortgage Association, 7.000%, 6/01/2055	8,612,491
5,442,296	Federal National Mortgage Association, 7.000%, 6/01/2055	5,815,024
3,049	Federal National Mortgage Association, 7.500%, 7/01/2030	3,137
1,778	Federal National Mortgage Association, 7.500%, 2/01/2032	1,784
212,397	Federal National Mortgage Association, 8.000%, 1/01/2054	225,596
60,096	Government National Mortgage Association, 5.500%, 4/15/2038	63,022
3,768	Government National Mortgage Association, 6.000%, 1/15/2029	3,838
3,421	Government National Mortgage Association, 6.000%, 4/15/2038	3,592
1,403	Government National Mortgage Association, 6.500%, 1/15/2029	1,446
1,801	Government National Mortgage Association, 6.500%, 2/15/2031	1,835
1,473	Government National Mortgage Association, 6.500%, 9/15/2032	1,486
See accompanying notes to financial statements.
| 8

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mortgage Related — continued
$1,186	Government National Mortgage Association, 6.500%, 9/15/2032	$1,226
186	Government National Mortgage Association, 7.500%, 7/15/2030	188
		1,483,590,741
	Natural Gas — 0.0%
2,701,000	Boston Gas Co., 3.001%, 8/01/2029(a)	2,578,638
	Non-Agency Commercial Mortgage-Backed Securities — 1.7%
22,085,000	AOA Mortgage Trust, Series 2021-1177, Class A, 1 mo. USD SOFR + 0.989%, 5.140%, 10/15/2038(a)(b)	22,084,750
1,531,640	Bank, Series 2019-BN16, Class A4, 4.005%, 2/15/2052	1,512,766
3,409,380	Bank, Series 2019-BN20, Class A3, 3.011%, 9/15/2062	3,196,105
12,696,152	Bank, Series 2019-BN22, Class A4, 2.978%, 11/15/2062	11,979,434
6,138,240	Bank, Series 2019-BN24, Class A3, 2.960%, 11/15/2062	5,780,034
7,135,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	7,082,399
14,179,842	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	13,430,820
7,070,071	Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.038%, 11/10/2052	6,615,459
8,877,514	Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class A5, 2.717%, 2/15/2053	8,210,211
578,109	Commercial Mortgage Trust, Series 2010-C1, Class D, 5.985%, 7/10/2046(a)(b)	572,215
2,112,208	Credit Suisse Mortgage Trust, Series 2014-USA, Class A1, 3.304%, 9/15/2037(a)	1,940,591
11,367,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	10,386,596
8,025,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	8,310,096
6,826,319	Extended Stay America Trust, Series 2021-ESH, Class A, 1 mo. USD SOFR + 1.194%, 5.345%, 7/15/2038(a)(b)	6,826,319
1,252,265	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 6.515%, 7/15/2038(a)(b)	1,252,265
1,985,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	1,985,000
5,627,003	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.314%, 8/10/2044(a)(b)	4,960,667
6,596,065	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	6,179,862
7,180,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	7,166,171
3,126,843	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.150%, 6/15/2044(a)(b)	3,025,252
		132,497,012
	Other REITs — 0.4%
4,740,000	EPR Properties, 3.600%, 11/15/2031	4,374,624
Principal Amount (‡)	Description	Value (†)

	Other REITs — continued
$6,226,000	Starwood Property Trust, Inc., 5.250%, 10/15/2028(a)	$6,227,803
11,436,000	Starwood Property Trust, Inc., 5.750%, 1/15/2031(a)	11,428,886
6,970,000	Starwood Property Trust, Inc., 6.500%, 7/01/2030(a)	7,209,373
		29,240,686
	Paper — 0.2%
6,585,000	Celulosa Arauco y Constitucion SA, 6.180%, 5/05/2032(a)	6,871,448
10,225,000	Klabin Austria GmbH, 7.000%, 4/03/2049(a)	10,814,164
		17,685,612
	Pharmaceuticals — 0.3%
11,526,000	Amgen, Inc., 5.750%, 3/02/2063	11,498,635
4,783,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	4,697,970
2,215,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	2,306,892
1,903,000	Viatris, Inc., 4.000%, 6/22/2050	1,298,271
		19,801,768
	Property & Casualty Insurance — 0.3%
18,045,000	Ardonagh Finco Ltd., 7.750%, 2/15/2031(a)	18,882,090
6,815,000	Liberty Mutual Group, Inc., 3.950%, 5/15/2060(a)	4,843,592
		23,725,682
	Refining — 0.2%
7,720,000	Raizen Fuels Finance SA, 6.450%, 3/05/2034(a)	7,522,291
3,475,000	Raizen Fuels Finance SA, 6.950%, 3/05/2054(a)	3,211,039
1,275,000	Thaioil Treasury Center Co. Ltd., 3.750%, 6/18/2050(a)	915,660
6,137,000	Thaioil Treasury Center Co. Ltd., 4.875%, 1/23/2043(a)	5,367,359
		17,016,349
	Retailers — 0.5%
13,655,000	Dick's Sporting Goods, Inc., 4.100%, 1/15/2052	10,166,413
5,110,000	El Puerto de Liverpool SAB de CV, 6.255%, 1/22/2032(a)	5,430,142
8,715,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(a)	9,345,852
9,285,000	Falabella SA, 3.375%, 1/15/2032(a)	8,318,140
8,382,000	Lithia Motors, Inc., 4.375%, 1/15/2031(a)	7,959,693
		41,220,240
	Sovereigns — 1.0%
21,360,000	Chile Government International Bonds, 5.650%, 1/13/2037	22,441,884
3,760,000	Colombia Government International Bonds, 8.000%, 11/14/2035	4,034,480
7,710,000	Colombia Government International Bonds, 8.500%, 4/25/2035	8,531,115
12,845,000	Mexico Government International Bonds, 5.375%, 3/22/2033	12,806,465
7,280,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(a)	7,589,491
14,320,000	Republic of South Africa Government International Bonds, 7.300%, 4/20/2052	13,730,446
8,520,000	Saudi Government International Bonds, 5.625%, 1/13/2035(a)	9,076,750
		78,210,631
See accompanying notes to financial statements.
9 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Supermarkets — 0.1%
$7,245,000	Kroger Co., 5.500%, 9/15/2054	$7,061,413
	Technology — 1.8%
3,225,000	Amkor Technology, Inc., 5.875%, 10/01/2033(a)	3,257,841
7,535,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	6,519,023
12,854,000	Corning, Inc., 5.450%, 11/15/2079	12,064,473
2,133,000	Equifax, Inc., 2.600%, 12/15/2025	2,124,046
3,374,000	Equifax, Inc., 7.000%, 7/01/2037	3,812,813
2,315,000	Flex Ltd., 5.250%, 1/15/2032	2,373,427
15,011,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	16,234,957
9,801,000	Iron Mountain, Inc., 4.500%, 2/15/2031(a)	9,355,308
5,460,000	Jabil, Inc., 3.000%, 1/15/2031	5,028,255
3,200,000	Jabil, Inc., 5.450%, 2/01/2029	3,302,215
3,170,000	Micron Technology, Inc., 5.650%, 11/01/2032	3,326,695
12,565,000	Micron Technology, Inc., 5.800%, 1/15/2035	13,218,854
2,265,000	Micron Technology, Inc., 6.050%, 11/01/2035	2,420,013
14,226,000	Oracle Corp., 4.100%, 3/25/2061	10,242,833
19,100,000	Oracle Corp., 4.800%, 9/26/2032	19,122,967
1,027,000	Sabre GLBL, Inc., 8.625%, 6/01/2027(a)	1,041,707
1,097,000	Sabre GLBL, Inc., 10.750%, 11/15/2029(a)	1,060,140
39,000	Science Applications International Corp., 4.875%, 4/01/2028(a)	38,605
7,579,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	6,994,498
3,750,000	TD SYNNEX Corp., 6.100%, 4/12/2034	3,986,686
12,817,000	Ziff Davis, Inc., 4.625%, 10/15/2030(a)	12,079,868
		137,605,224
	Treasuries — 36.1%
598,948(d )	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2033, (BRL)	94,920,932
7,544,307(e )	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	41,788,544
154,795,000	U.S. Treasury Bonds, 1.750%, 8/15/2041	105,030,825
233,410,000	U.S. Treasury Bonds, 2.000%, 11/15/2041	163,915,818
71,990,000	U.S. Treasury Bonds, 2.375%, 2/15/2042	53,345,715
66,935,000	U.S. Treasury Bonds, 3.000%, 11/15/2044	52,368,793
46,925,000	U.S. Treasury Bonds, 3.250%, 5/15/2042	39,420,666
14,770,000	U.S. Treasury Bonds, 3.375%, 8/15/2042	12,584,502
33,895,000	U.S. Treasury Bonds, 3.625%, 2/15/2053	28,022,956
15,860,000	U.S. Treasury Bonds, 3.875%, 2/15/2043	14,394,809
72,190,000	U.S. Treasury Bonds, 3.875%, 5/15/2043	65,391,168
5,900,000	U.S. Treasury Bonds, 4.125%, 8/15/2044	5,476,398
98,135,000	U.S. Treasury Bonds, 4.125%, 8/15/2053	88,701,007
24,415,000	U.S. Treasury Bonds, 4.250%, 2/15/2054	22,536,190
30,790,000	U.S. Treasury Bonds, 4.500%, 2/15/2044	30,115,266
123,020,000	U.S. Treasury Bonds, 4.500%, 11/15/2054	118,449,999
2,640,000	U.S. Treasury Bonds, 4.625%, 5/15/2044	2,620,716
6,140,000	U.S. Treasury Bonds, 4.625%, 11/15/2044	6,082,917
4,615,000	U.S. Treasury Bonds, 4.625%, 5/15/2054	4,534,238
34,315,000	U.S. Treasury Bonds, 4.625%, 2/15/2055	33,730,573
12,405,000	U.S. Treasury Bonds, 4.750%, 11/15/2043	12,536,803
30,883,800	U.S. Treasury Bonds, 4.750%, 5/15/2055	30,980,312
33,156,200	U.S. Treasury Bonds, 4.750%, 8/15/2055	33,270,174
26,550,000	U.S. Treasury Notes, 2.750%, 8/15/2032	24,682,166
1,135,000	U.S. Treasury Notes, 2.875%, 5/15/2032	1,067,077
18,801,400	U.S. Treasury Notes, 3.125%, 8/31/2029	18,416,559
155,370,900	U.S. Treasury Notes, 3.375%, 5/15/2033	149,241,033
127,735,000	U.S. Treasury Notes, 3.500%, 2/15/2033	124,007,732
400,595,000	U.S. Treasury Notes, 3.625%, 8/31/2027	400,579,353
31,760,000	U.S. Treasury Notes, 3.625%, 3/31/2028	31,768,684
195,653,200	U.S. Treasury Notes, 3.625%, 9/30/2030	194,659,650
5,970,000	U.S. Treasury Notes, 3.750%, 8/31/2031	5,942,948
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$22,455,000	U.S. Treasury Notes, 3.875%, 12/31/2027	$22,578,678
80,785,000	U.S. Treasury Notes, 3.875%, 3/15/2028	81,293,062
39,128,100	U.S. Treasury Notes, 3.875%, 8/31/2032	39,011,938
166,200	U.S. Treasury Notes, 3.875%, 9/30/2032	165,655
32,370,000	U.S. Treasury Notes, 3.875%, 8/15/2033	32,101,936
135,680,000	U.S. Treasury Notes, 4.000%, 4/30/2032	136,469,700
168,940,000	U.S. Treasury Notes, 4.000%, 6/30/2032	169,811,097
38,165,000	U.S. Treasury Notes, 4.000%, 7/31/2032	38,343,898
13,580,000	U.S. Treasury Notes, 4.125%, 3/31/2032	13,760,359
6,835,000	U.S. Treasury Notes, 4.125%, 5/31/2032	6,921,505
92,710,000	U.S. Treasury Notes, 4.125%, 11/15/2032	93,789,202
5,795,000	U.S. Treasury Notes, 4.250%, 6/30/2029	5,910,221
20,026,500	U.S. Treasury Notes, 4.250%, 8/15/2035	20,189,215
13,635,000	U.S. Treasury Notes, 4.500%, 11/15/2033	14,097,312
1,823,002,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	46,176,620
176,060,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)(a)	4,483,932
93,095,000	Uruguay Government International Bonds, 8.500%, 3/15/2028, (UYU)	2,370,963
1,006,075,000	Uruguay Government International Bonds, 9.750%, 7/20/2033, (UYU)	27,668,387
		2,765,728,203
	Wireless — 0.4%
983,000	Crown Castle, Inc., 4.150%, 7/01/2050	776,295
3,360,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(a)	2,982,635
5,452,000	Millicom International Cellular SA, 4.500%, 4/27/2031(a)	5,159,734
15,325,000	Sitios Latinoamerica SAB de CV, 5.375%, 4/04/2032(a)	15,312,433
4,605,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	4,785,977
		29,017,074
	Wirelines — 0.3%
7,956,000	AT&T, Inc., 3.500%, 9/15/2053	5,503,189
2,205,000	AT&T, Inc., 3.550%, 9/15/2055	1,519,505
12,326,000	AT&T, Inc., 3.650%, 9/15/2059	8,427,345
7,539,000	AT&T, Inc., 3.800%, 12/01/2057	5,375,665
		20,825,704
	Total Non-Convertible Bonds (Identified Cost $7,073,161,851)	6,797,374,169

Municipals — 0.1%
	Virginia — 0.1%
12,785,000	University of Virginia, 3.227%, 9/01/2119 (Identified Cost $12,785,000)	7,529,162
	Total Bonds and Notes (Identified Cost $7,085,946,851)	6,804,903,331

Collateralized Loan Obligations — 5.6%
3,395,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.782%, 8.099%, 10/15/2034(a)(b)	3,399,980
3,470,000	37 Capital CLO 3 Ltd., Series 2023-1A, Class A1R, 3 mo. USD SOFR + 1.500%, 5.818%, 7/15/2038(a)(b)	3,490,313
4,230,000	37 Capital CLO 4 Ltd., Series 2023-2A, Class D1R, 3 mo. USD SOFR + 2.750%, 7.068%, 4/15/2035(a)(b)	4,181,055
See accompanying notes to financial statements.
| 10

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	37 Capital CLO II Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.200%, 6.518%, 7/15/2034(a)(b)	$2,366,227
2,905,000	37 Capital CLO II Ltd., Series 2022-1A, Class DR, 3 mo. USD SOFR + 3.400%, 7.718%, 7/15/2034(a)(b)	2,911,225
1,815,000	720 East CLO IV Ltd., Series 2024-1A, Class C, 3 mo. USD SOFR + 2.400%, 6.718%, 4/15/2037(a)(b)	1,823,256
3,500,000	720 East CLO Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 1.900%, 6.226%, 1/20/2038(a)(b)	3,509,957
6,520,000	AGL CLO 30 Ltd., Series 2024-30RA, Class B, 3 mo. USD SOFR + 2.050%, 6.376%, 4/21/2037(a)(b)	6,543,114
5,685,000	AGL CLO 44 Ltd., Series 2025-44A, Class D1, 3 mo. USD SOFR + 2.500%, 6.453%, 10/22/2037(a)(b)	5,645,910
1,550,000	AGL CLO 7 Ltd., Series 2020-7A, Class D1R2, 3 mo. USD SOFR + 2.800%, 6.942%, 10/15/2038(a)(b)	1,550,000
1,150,000	AIMCO CLO, Series 2018-BA, Class ARR, 3 mo. USD SOFR + 1.500%, 5.818%, 4/16/2037(a)(b)	1,154,649
3,140,000	Anchorage Capital CLO 15 Ltd., Series 2020-15A, Class A1R2, 3 mo. USD SOFR + 1.410%, 5.621%, 7/20/2038(a)(b)	3,153,816
940,000	Anchorage Capital CLO 28 Ltd., Series 2024-28A, Class B, 3 mo. USD SOFR + 2.250%, 6.576%, 4/20/2037(a)(b)	942,590
4,125,000	Anchorage Capital CLO 29 Ltd., Series 2024-29A, Class B1, 3 mo. USD SOFR + 2.150%, 6.476%, 7/20/2037(a)(b)	4,140,378
2,935,000	Anchorage Capital CLO 30 Ltd., Series 2024-30A, Class B, 3 mo. USD SOFR + 1.750%, 6.076%, 1/20/2037(a)(b)	2,937,301
1,735,000	Anchorage Capital CLO Ltd., Series 2020-15A, Class DR2, 3 mo. USD SOFR + 3.420%, 7.631%, 7/20/2038(a)(b)	1,748,578
456,724	Atlas Senior Secured Loan Fund VIII Ltd., Series 2017-8A, Class B, 3 mo. USD SOFR + 1.932%, 6.249%, 1/16/2030(a)(b)	456,824
1,650,000	Atrium XV, Series 15A, Class B1R, 3 mo. USD SOFR + 1.800%, 6.118%, 7/16/2037(a)(b)	1,654,503
2,000,000	Atrium XV, Series 15A, Class D1R, 3 mo. USD SOFR + 3.300%, 7.618%, 7/16/2037(a)(b)	2,016,374
5,775,000	Bain Capital CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.000%, 6.318%, 4/16/2037(a)(b)	5,792,481
6,715,000	Balboa Bay Loan Funding Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.330%, 5.656%, 1/20/2038(a)(b)	6,741,142
1,400,000	Ballyrock CLO Ltd., Series 2019-1A, Class A2R, 3 mo. USD SOFR + 1.812%, 6.129%, 7/15/2032(a)(b)	1,401,070
3,810,000	Barings CLO Ltd., Series 2018-2A, Class B2R, 3 mo. USD SOFR + 1.750%, 6.068%, 7/15/2036(a)(b)	3,821,552
1,065,000	Battalion CLO VIII Ltd., Series 2015-8A, Class BR3, 3 mo. USD SOFR + 1.250%, 5.579%, 7/18/2030(a)(b)	1,064,984
5,000,000	Battalion CLO X Ltd., Series 2016-10A, Class A1R2, 3 mo. USD SOFR + 1.432%, 5.750%, 1/25/2035(a)(b)	5,004,960
Principal Amount (‡)	Description	Value (†)

$400,000	Battalion CLO XIX Ltd., Series 2021-19A, Class D, 3 mo. USD SOFR + 3.512%, 7.829%, 4/15/2034(a)(b)	$396,715
5,930,000	Battalion CLO XVI Ltd., Series 2019-16A, Class CR2, 3 mo. USD SOFR + 2.000%, 6.326%, 1/20/2038(a)(b)	5,943,088
4,245,000	BCC Middle Market CLO LLC, Series 2019-1A, Class A1RR, 3 mo. USD SOFR + 1.450%, 5.722%, 7/15/2036(a)(b)	4,247,033
4,215,000	BCC Middle Market CLO LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.620%, 5.725%, 7/17/2037(a)(b)	4,226,250
2,560,000	Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class C, 3 mo. USD SOFR + 1.850%, 6.169%, 1/25/2038(a)(b)	2,566,766
6,890,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class B, 3 mo. USD SOFR + 1.650%, 5.969%, 1/25/2038(a)(b)	6,911,559
6,625,000	Birch Grove CLO 11 Ltd., Series 2024-11A, Class A1, 3 mo. USD SOFR + 1.360%, 5.692%, 1/22/2038(a)(b)	6,644,815
2,770,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class D1, 3 mo. USD SOFR + 2.800%, 6.957%, 10/23/2038(a)(b)	2,782,160
8,450,000	Birch Grove CLO 6 Ltd., Series 2023-6A, Class A1R, 3 mo. USD SOFR + 1.380%, 5.751%, 7/20/2037(a)(b)	8,470,770
4,000,000	Birch Grove CLO 9 Ltd., Series 2024-9A, Class C, 3 mo. USD SOFR + 2.000%, 6.332%, 10/22/2037(a)(b)	4,017,608
1,865,000	BlueMountain CLO XXIX Ltd., Series 2020-29A, Class BR, 3 mo. USD SOFR + 2.012%, 6.330%, 7/25/2034(a)(b)	1,867,540
3,185,000	Bridge Street CLO III Ltd., Series 2022-1A, Class CR, 3 mo. USD SOFR + 2.300%, 6.626%, 10/20/2037(a)(b)	3,207,521
2,430,000	Bridge Street CLO Ltd., Series 2025-1A, Class C1, 3 mo. USD SOFR + 1.950%, 6.276%, 4/20/2038(a)(b)	2,442,957
6,805,000	Bryant Park Funding Ltd., Series 2024-22A, Class A1, 3 mo. USD SOFR + 1.620%, 5.938%, 4/15/2037(a)(b)	6,818,576
500,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3 mo. USD SOFR + 1.962%, 6.279%, 7/15/2031(a)(b)	500,572
545,000	Carlyle Global Market Strategies CLO Ltd., Series 2015-5A, Class A2R3, 3 mo. USD SOFR + 1.650%, 5.976%, 1/20/2032(a)(b)	545,507
3,799,500	CarVal CLO II Ltd., Series 2019-1A, Class DR2, 3 mo. USD SOFR + 2.700%, 7.026%, 4/20/2032(a)(b)	3,799,538
4,965,000	Carval CLO X-C Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.460%, 5.786%, 7/20/2037(a)(b)	4,984,905
525,000	Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, 3 mo. USD SOFR + 1.912%, 6.234%, 7/17/2034(a)(b)	525,862
1,440,000	Cedar Funding VIII CLO Ltd., Series 2017-8A, Class ARR, 3 mo. USD SOFR + 1.220%, 5.542%, 1/17/2038(a)(b)	1,440,019
8,815,000	Cerberus Loan Funding XLVII LLC, Series 2024-3A, Class A, 3 mo. USD SOFR + 1.750%, 6.068%, 7/15/2036(a)(b)	8,835,839
See accompanying notes to financial statements.
11 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$1,695,000	CIFC Funding Ltd., Series 2014-4RA, Class CRR, 3 mo. USD SOFR + 2.600%, 6.922%, 1/17/2035(a)(b)	$1,697,797
3,235,000	CIFC Funding Ltd., Series 2019-7A, Class D1R, 3 mo. USD SOFR + 2.700%, 6.791%, 10/19/2038(a)(b)	3,282,765
2,935,000	CIFC Funding Ltd., Series 2020-1A, Class BR, 3 mo. USD SOFR + 1.912%, 6.229%, 7/15/2036(a)(b)	2,939,309
4,500,000	CIFC Funding Ltd., Series 2020-3A, Class DR, 3 mo. USD SOFR + 3.362%, 7.687%, 10/20/2034(a)(b)	4,512,083
7,190,000	CIFC Funding Ltd., Series 2021-7A, Class DR, 3 mo. USD SOFR + 2.700%, 6.928%, 1/23/2035(a)(b)	7,198,434
7,105,000	CIFC Funding Ltd., Series 2024-3A, Class B, 3 mo. USD SOFR + 1.850%, 6.176%, 7/21/2037(a)(b)	7,131,047
4,210,000	Clover CLO LLC, Series 2018-1A, Class A1RR, 3 mo. USD SOFR + 1.530%, 5.856%, 4/20/2037(a)(b)	4,225,737
7,655,000	Crown City CLO III, Series 2021-1A, Class A1A, 3 mo. USD SOFR + 1.432%, 5.757%, 7/20/2034(a)(b)	7,656,301
7,555,000	Diameter Capital CLO 3 Ltd., Series 2022-3A, Class A2R, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	7,584,079
1,710,000	Dryden 53 CLO Ltd., Series 2017-53A, Class BR, 3 mo. USD SOFR + 1.300%, 5.602%, 1/15/2031(a)(b)	1,710,988
3,575,000	Franklin Park Place CLO VI LLC, Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.100%, 7.423%, 7/15/2038(a)(b)	3,588,896
1,855,000	Garnet CLO 2 Ltd., Series 2025-2A, Class D1, 3 mo. USD SOFR + 3.100%, 7.181%, 10/20/2038(a)(b)	1,852,663
6,285,000	Garnet CLO 3 Ltd., Series 2025-3A, Class A1, 3 mo. USD SOFR + 1.270%, 0.000%, 10/20/2038(a)(b)(f)	6,285,000
3,155,000	Garnet CLO Ltd., Series 2025-1A, Class A, 3 mo. USD SOFR + 1.500%, 5.770%, 7/20/2037(a)(b)	3,166,585
5,525,000	Garnet CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.400%, 7.670%, 7/20/2037(a)(b)	5,613,737
2,945,000	Generate CLO 13 Ltd., Series 2023-13A, Class A1, 3 mo. USD SOFR + 1.800%, 6.132%, 1/20/2037(a)(b)	2,957,699
7,000,000	Generate CLO 7 Ltd., Series 7A, Class A1R, 3 mo. USD SOFR + 1.620%, 5.952%, 4/22/2037(a)(b)	7,020,825
6,105,000	Golub Capital BDC 4 CLO 1 LLC, Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.630%, 5.924%, 7/20/2037(a)(b)	6,113,407
5,155,000	Golub Capital Partners CLO 64B-R Ltd., Series 2022-64A, Class BR, 3 mo. USD SOFR + 1.750%, 6.069%, 10/25/2037(a)(b)	5,175,228
6,030,000	Golub Capital Partners CLO 72 B Ltd., Series 2024-72A, Class B, 3 mo. USD SOFR + 2.100%, 6.419%, 4/25/2037(a)(b)	6,045,732
3,895,000	Golub Capital Partners CLO 79B Ltd., Series 2025-79A, Class C, 3 mo. USD SOFR + 1.720%, 5.972%, 4/20/2038(a)(b)	3,900,425
Principal Amount (‡)	Description	Value (†)

$1,518,000	Greywolf CLO VI Ltd., Series 2018-1A, Class A2, 3 mo. USD SOFR + 1.892%, 6.205%, 4/26/2031(a)(b)	$1,519,579
6,505,000	Invesco U.S. CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.700%, 6.018%, 1/15/2038(a)(b)	6,537,831
1,610,000	KKR CLO 22 Ltd., Series 22A, Class B, 3 mo. USD SOFR + 1.862%, 6.187%, 7/20/2031(a)(b)	1,612,019
1,405,000	Madison Park Funding XLII Ltd., Series 13A, Class B, 3 mo. USD SOFR + 1.762%, 6.081%, 11/21/2030(a)(b)	1,406,939
1,630,000	Madison Park Funding XXVII Ltd., Series 2018-27A, Class CR, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2038(a)(b)	1,636,491
475,000	Madison Park Funding XXXV Ltd., Series 2019-35A, Class CR, 3 mo. USD SOFR + 2.162%, 6.487%, 4/20/2032(a)(b)	475,906
3,160,000	Madison Park Funding XXXVII Ltd., Series 2019-37A, Class AR2, 3 mo. USD SOFR + 1.530%, 5.848%, 4/15/2037(a)(b)	3,169,995
835,000	Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, 3 mo. USD SOFR + 1.912%, 6.234%, 7/17/2034(a)(b)	835,000
4,950,000	Magnetite XVII Ltd., Series 2016-17A, Class AR2, 3 mo. USD SOFR + 1.500%, 5.826%, 4/20/2037(a)(b)	4,970,349
3,595,000	Milos CLO Ltd., Series 2017-1A, Class BR, 3 mo. USD SOFR + 1.812%, 6.137%, 10/20/2030(a)(b)	3,596,291
5,000,000	Neuberger Berman Loan Advisers CLO 27 Ltd., Series 2018-27A, Class D1R, 3 mo. USD SOFR + 3.100%, 7.418%, 7/15/2038(a)(b)	5,035,805
2,745,000	NYACK Park CLO Ltd., Series 2021-1A, Class D, 3 mo. USD SOFR + 3.062%, 7.387%, 10/20/2034(a)(b)	2,745,000
6,235,000	OCP CLO Ltd., Series 2020-8RA, Class BR, 3 mo. USD SOFR + 1.650%, 5.972%, 10/17/2036(a)(b)	6,235,000
3,205,000	Octagon 62 Ltd., Series 2022-1A, Class BR, 3 mo. USD SOFR + 1.700%, 6.019%, 1/23/2038(a)(b)	3,212,612
7,000,000	Octagon Investment Partners 49 Ltd., Series 2020-5A, Class CR, 3 mo. USD SOFR + 2.400%, 6.718%, 4/15/2037(a)(b)	7,025,942
4,355,000	OHA Credit Funding 17 Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2037(a)(b)	4,367,878
3,335,000	OHA Credit Partners XVII Ltd., Series 2024-17A, Class B1, 3 mo. USD SOFR + 1.650%, 5.979%, 1/18/2038(a)(b)	3,349,717
2,925,000	OZLM XVIII Ltd., Series 2018-18A, Class C, 3 mo. USD SOFR + 2.112%, 6.429%, 4/15/2031(a)(b)	2,932,994
2,600,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class A, 3 mo. USD SOFR + 1.600%, 5.918%, 7/15/2037(a)(b)	2,608,941
2,485,000	Palmer Square BDC CLO 1 Ltd., Series 1A, Class B1, 3 mo. USD SOFR + 2.150%, 6.468%, 7/15/2037(a)(b)	2,499,619
4,695,000	Palmer Square CLO Ltd., Series 2022-1A, Class D1R, 3 mo. USD SOFR + 2.750%, 6.713%, 10/20/2038(a)(b)	4,727,518
See accompanying notes to financial statements.
| 12

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
Principal Amount (‡)	Description	Value (†)

$2,365,000	Palmer Square CLO Ltd., Series 2024-2A, Class D1, 3 mo. USD SOFR + 2.950%, 7.276%, 7/20/2037(a)(b)	$2,388,439
2,470,000	Palmer Square CLO Ltd., Series 2024-4A, Class B, 3 mo. USD SOFR + 1.650%, 5.968%, 1/15/2038(a)(b)	2,479,512
2,520,000	Palmer Square CLO Ltd., Series 2025-1A, Class D2, 3 mo. USD SOFR + 3.550%, 7.862%, 4/20/2038(a)(b)	2,529,619
1,000,000	Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, 3 mo. USD SOFR + 1.900%, 6.218%, 10/15/2030(a)(b)	1,000,920
2,320,000	Point Au Roche Park CLO Ltd., Series 2021-1A, Class B1, 3 mo. USD SOFR + 1.862%, 6.187%, 7/20/2034(a)(b)	2,323,552
3,450,000	Polen Capital CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.961%, 3/06/2038(a)(b)	3,469,403
3,845,000	Polen Capital CLO Ltd., Series 2025-1A, Class D1, 3 mo. USD SOFR + 3.150%, 7.411%, 3/06/2038(a)(b)	3,871,519
1,535,000	Post CLO Ltd., Series 2022-1A, Class B, 3 mo. USD SOFR + 1.900%, 6.226%, 4/20/2035(a)(b)	1,535,645
5,385,000	Post CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.100%, 6.426%, 4/20/2037(a)(b)	5,404,348
2,320,000	Post CLO VI Ltd., Series 2024-2A, Class A1, 3 mo. USD SOFR + 1.420%, 5.746%, 1/20/2038(a)(b)	2,328,452
3,730,000	PPM CLO 5 Ltd., Series 2021-5A, Class B, 3 mo. USD SOFR + 1.962%, 6.291%, 10/18/2034(a)(b)	3,732,984
8,550,000	Rad CLO 27 Ltd., Series 2024-27A, Class A1, 3 mo. USD SOFR + 1.320%, 5.638%, 1/15/2038(a)(b)	8,568,947
1,495,000	Rockford Tower CLO Ltd., Series 2017-1A, Class BR2A, 3 mo. USD SOFR + 1.912%, 6.237%, 4/20/2034(a)(b)	1,495,942
7,045,000	RR 28 Ltd., Series 2024-28RA, Class A2R, 3 mo. USD SOFR + 2.050%, 6.368%, 4/15/2037(a)(b)	7,068,248
7,000,000	Silver Point CLO 4 Ltd., Series 2024-4A, Class A1, 3 mo. USD SOFR + 1.630%, 5.948%, 4/15/2037(a)(b)	7,017,794
5,025,000	Sixth Street CLO 27 Ltd., Series 2024-27A, Class C, 3 mo. USD SOFR + 1.850%, 6.172%, 1/17/2038(a)(b)	5,034,733
5,410,000	Sixth Street CLO XXIV Ltd., Series 2024-24A, Class A, 3 mo. USD SOFR + 1.520%, 5.839%, 4/23/2037(a)(b)	5,426,154
2,060,000	Sycamore Tree CLO Ltd., Series 2023-2A, Class CR, 3 mo. USD SOFR + 2.750%, 7.076%, 1/20/2037(a)(b)	2,067,917
2,165,000	Symetra CLO Ltd., Series 2025-1A, Class B, 3 mo. USD SOFR + 1.700%, 5.981%, 4/20/2038(a)(b)	2,170,503
2,525,000	Symetra CLO Ltd., Series 2025-1A, Class C, 3 mo. USD SOFR + 2.000%, 6.281%, 4/20/2038(a)(b)	2,536,196
1,660,000	Symetra CLO Ltd., Series 2025-1A, Class D, 3 mo. USD SOFR + 3.250%, 7.531%, 4/20/2038(a)(b)	1,672,619
6,885,000	Symphony CLO 40 Ltd., Series 2023-40A, Class AR, 3 mo. USD SOFR + 1.310%, 5.630%, 1/05/2038(a)(b)	6,902,509
Principal Amount (‡)	Description	Value (†)

$1,880,000	TICP CLO XII Ltd., Series 2018-12A, Class BR, 3 mo. USD SOFR + 1.912%, 6.229%, 7/15/2034(a)(b)	$1,881,906
5,000,000	Trestles CLO IV Ltd., Series 2021-4A, Class A, 3 mo. USD SOFR + 1.432%, 5.757%, 7/21/2034(a)(b)	5,001,695
4,105,000	Wellfleet CLO Ltd., Series 2024-1A, Class B, 3 mo. USD SOFR + 2.050%, 6.379%, 7/18/2037(a)(b)	4,119,121
7,170,000	Wellfleet CLO Ltd., Series 2024-2A, Class A, 3 mo. USD SOFR + 1.330%, 5.526%, 2/25/2038(a)(b)	7,199,505
2,280,000	Wellington Management CLO 1 Ltd., Series 2023-1A, Class C, 3 mo. USD SOFR + 3.100%, 7.426%, 10/20/2036(a)(b)	2,285,880
	Total Collateralized Loan Obligations (Identified Cost $428,139,760)	430,302,064

Short-Term Investments — 5.7%
105,953,752	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $105,961,552 on 10/01/2025 collateralized by $74,632,700 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $70,394,590; $36,811,500 U.S. Treasury Note, 4.375% due 8/31/2028 valued at $37,678,339 including accrued interest (Note 2 of Notes to Financial Statements)	105,953,752
73,887,000	Federal Home Loan Bank Discount Notes, 3.800%, 10/15/2025(g)	73,762,931
93,300,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/06/2025(g)	93,237,333
68,850,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/08/2025(g)	68,788,341
46,333,800	U.S. Treasury Bills, 3.885%, 12/18/2025(g)	45,945,612
14,635,000	U.S. Treasury Bills, 3.987%, 12/11/2025(g)(h)	14,523,876
16,164,000	U.S. Treasury Bills, 3.996%, 10/02/2025(g)	16,162,194
19,035,000	U.S. Treasury Bills, 4.021%, 11/06/2025(g)	18,958,432
	Total Short-Term Investments (Identified Cost $437,363,202)	437,332,471
	Total Investments — 100.1% (Identified Cost $7,951,449,813)	7,672,537,866
	Other assets less liabilities — (0.1)%	(9,406,231)
	Net Assets — 100.0%	$7,663,131,635

Bonds and Notes Sold Short — (1.0)%
	Mortgage Related — (1.0)%
$(99,499,000)	Uniform Mortgage-Backed Security, TBA, 2.000%, 10/01/2055(i) (Proceeds $78,663,653)	$(80,266,028)

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration,
normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $1,809,123,242 or
23.6% of net assets.

See accompanying notes to financial statements.
13 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Core Plus Bond Fund (continued)
(b)
Variable rate security. Rate as of September 30, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Amount shown represents units. One unit represents a principal amount of 100.
(f)	New issue unsettled as of September 30, 2025. Coupon rate does not take effect until settlement date.
(g)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)	When–issued/delayed delivery.

ABS	Asset-Backed Securities
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
REMICS	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

BRL	Brazilian Real
MXN	Mexican Peso
UYU	Uruguayan Peso
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	447	$50,064,845	$50,287,500	$222,655
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	4,288	895,250,987	893,612,502	(1,638,485)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	1,581	172,425,816	172,637,790	211,974
Total					$(1,203,856)
See accompanying notes to financial statements.
| 14

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund

Shares	Description	Value (†)
Common Stocks — 67.9% of Net Assets
	Canada — 1.5%
484,000	CGI, Inc.	$43,110,326
	France — 0.6%
30,179	LVMH Moet Hennessy Louis Vuitton SE	18,571,596
	Japan — 1.8%
1,367,961	Nomura Research Institute Ltd.	52,518,810
	Netherlands — 2.8%
83,850	ASML Holding NV	81,769,425
	Sweden — 2.2%
3,773,684	Atlas Copco AB, Class A	63,994,060
	Taiwan — 3.4%
2,287,000	Taiwan Semiconductor Manufacturing Co. Ltd.	99,342,281
	United Kingdom — 2.8%
1,053,760	Halma PLC	49,053,275
277,378	London Stock Exchange Group PLC	31,810,555
		80,863,830
	United States — 52.8%
25,106	Adobe, Inc.(a)	8,856,141
305,457	Airbnb, Inc., Class A(a)	37,088,589
310,180	Alphabet, Inc., Class A	75,404,758
437,014	Amazon.com, Inc.(a)	95,955,164
73,246	BlackRock, Inc.	85,395,314
150,904	Builders FirstSource, Inc.(a)	18,297,110
54,592	Costco Wholesale Corp.	50,531,993
141,434	Cummins, Inc.	59,737,479
216,541	Danaher Corp.	42,931,419
66,900	Goldman Sachs Group, Inc.	53,275,815
241,633	Hilton Worldwide Holdings, Inc.	62,689,266
181,051	Home Depot, Inc.	73,360,055
188,367	JPMorgan Chase & Co.	59,416,603
36,909	KLA Corp.	39,810,047
122,770	Linde PLC	58,315,750
150,920	Mastercard, Inc., Class A	85,844,805
45,000	Mettler-Toledo International, Inc.(a)	55,242,450
760,668	NVIDIA Corp.	141,925,435
644,008	O'Reilly Automotive, Inc.(a)	69,430,502
103,840	Parker-Hannifin Corp.	78,726,296
44,301	Progressive Corp.	10,940,132
114,781	Roper Technologies, Inc.	57,240,137
174,765	S&P Global, Inc.	85,059,873
53,759	Salesforce, Inc.	12,740,883
176,777	Schneider Electric SE	49,757,825
108,479	Trane Technologies PLC	45,773,799
45,061	UnitedHealth Group, Inc.	15,559,563
		1,529,307,203
	Total Common Stocks (Identified Cost $1,344,243,231)	1,969,477,531

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 29.3%

Non-Convertible Bonds — 29.2%
	Argentina — 0.3%
$11,555,000	Argentina Republic Government International Bonds, (Step to 4.750% on 7/09/2027), 4.125%, 7/09/2035(b)	$6,002,823
1,690,000	Telecom Argentina SA, 9.250%, 5/28/2033(c)	1,660,250
		7,663,073
	Australia — 1.4%
2,990,000	AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028	2,892,607
4,295,000	Australia Government Bonds, 0.500%, 9/21/2026, (AUD)	2,759,356
4,430,000	Australia Government Bonds, 3.000%, 11/21/2033, (AUD)	2,702,335
14,450,000	Glencore Funding LLC, 5.634%, 4/04/2034(c)	15,038,881
5,630,000	Glencore Funding LLC, 6.500%, 10/06/2033(c)	6,204,236
5,000,000	Macquarie Group Ltd., (fixed rate to 1/14/2032, variable rate thereafter), 2.871%, 1/14/2033(c)	4,508,982
40,000	Mineral Resources Ltd., 8.000%, 11/01/2027(c)	40,772
125,000	Mineral Resources Ltd., 9.250%, 10/01/2028(c)	130,976
10,135,000	New South Wales Treasury Corp., 2.000%, 3/08/2033, (AUD)	5,636,938
		39,915,083
	Belgium — 0.1%
2,365,000	Anheuser-Busch InBev SA, EMTN, 3.700%, 4/02/2040, (EUR)	2,696,112
	Brazil — 1.2%
8,755,000	Brazil Government International Bonds, 4.500%, 5/30/2029	8,684,084
4,475,000	Brazil Government International Bonds, 6.000%, 10/20/2033	4,582,400
2,190,000	Brazil Government International Bonds, 6.125%, 3/15/2034	2,237,085
43,401 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2031, (BRL)	7,138,454
25,149 (d)	Brazil Notas do Tesouro Nacional, 10.000%, 1/01/2035, (BRL)	3,868,544
650,000	Centrais Eletricas Brasileiras SA, 4.625%, 2/04/2030(c)	630,716
2,515,000	Suzano Austria GmbH, 2.500%, 9/15/2028	2,378,545
550,000	Suzano Austria GmbH, 3.750%, 1/15/2031	520,329
1,185,000	Suzano Austria GmbH, Series DM3N, 3.125%, 1/15/2032	1,063,343
2,470,000	Suzano Netherlands BV, 5.500%, 1/15/2036	2,472,470
		33,575,970
	Canada — 1.8%
75,000	1011778 BC ULC/New Red Finance, Inc., 3.500%, 2/15/2029(c)	71,609
20,000	1011778 BC ULC/New Red Finance, Inc., 3.875%, 1/15/2028(c)	19,521
4,825,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030(c)	4,547,193
650,000	1011778 BC ULC/New Red Finance, Inc., 5.625%, 9/15/2029(c)	657,816
280,049	Air Canada Pass-Through Trust, Series 2015-2, Class A, 4.125%, 6/15/2029(c)	273,678
574,232	Air Canada Pass-Through Trust, Series 2017-1, Class AA, 3.300%, 7/15/2031(c)	542,712
755,000	Antares Holdings LP, 3.750%, 7/15/2027(c)	734,119
See accompanying notes to financial statements.
15 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Canada — continued
$1,210,000	Antares Holdings LP, 3.950%, 7/15/2026(c)	$1,201,603
305,000	Antares Holdings LP, 7.950%, 8/11/2028(c)	324,460
2,835,000	Bell Telephone Co. of Canada or Bell Canada, MTN, 3.600%, 9/29/2027, (CAD)	2,055,757
1,735,000	Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.340%, 1/30/2032	1,515,635
1,015,000	Brookfield Finance, Inc., 3.900%, 1/25/2028	1,007,753
2,715,000	Brookfield Renewable Partners ULC, MTN, 4.250%, 1/15/2029, (CAD)	2,005,709
16,995,000	Canada Government Bonds, 2.750%, 3/01/2030, (CAD)	12,241,114
10,605,000	Canada Government Bonds, 4.000%, 8/01/2026, (CAD)	7,716,801
4,695,000	Enbridge Gas, Inc., MTN, 2.900%, 4/01/2030, (CAD)	3,338,790
4,770,000	Enbridge, Inc., MTN, 2.990%, 10/03/2029, (CAD)	3,401,277
4,670,000	Ontario Power Generation, Inc., MTN, 2.977%, 9/13/2029, (CAD)	3,332,354
655,000	Open Text Corp., 3.875%, 12/01/2029(c)	619,139
3,170,000	Open Text Holdings, Inc., 4.125%, 2/15/2030(c)	3,002,931
2,350,000	Province of Quebec, 4.500%, 9/08/2033	2,379,493
1,580,000	Videotron Ltd., 5.125%, 4/15/2027(c)	1,580,130
		52,569,594
	Chile — 0.7%
575,000	Antofagasta PLC, 2.375%, 10/14/2030	521,128
975,000	Antofagasta PLC, 5.625%, 5/13/2032	1,008,785
510,000	Antofagasta PLC, 6.250%, 5/02/2034(c)	546,696
2,525,000	Banco Santander Chile, 3.177%, 10/26/2031(c)	2,340,372
2,485,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 3/01/2035, (CLP)	2,480,599
805,000	Chile Government International Bonds, 2.550%, 1/27/2032	716,047
2,580,000	Colbun SA, 3.150%, 3/06/2030	2,443,399
2,550,000	Colbun SA, 5.375%, 9/11/2035(c)	2,545,920
1,960,000	Corp. Nacional del Cobre de Chile, 3.000%, 9/30/2029(c)	1,852,192
595,000	Empresa Nacional de Telecomunicaciones SA, 3.050%, 9/14/2032(c)	528,175
647,000	Empresa Nacional del Petroleo, 3.450%, 9/16/2031(c)	595,415
525,000	Enel Chile SA, 4.875%, 6/12/2028	533,423
2,690,000	Engie Energia Chile SA, 3.400%, 1/28/2030	2,535,238
1,075,000	Engie Energia Chile SA, 6.375%, 4/17/2034(c)	1,145,832
990,000	Sociedad Quimica y Minera de Chile SA, 5.500%, 9/10/2034(c)	999,900
870,000	Sociedad Quimica y Minera de Chile SA, 6.500%, 11/07/2033(c)	937,347
		21,730,468
	Colombia — 0.5%
3,920,000	Colombia Government International Bonds, 3.125%, 4/15/2031	3,400,404
1,080,000	Colombia Government International Bonds, 7.500%, 2/02/2034	1,134,270
355,000	Colombia Government International Bonds, 7.750%, 11/07/2036	371,862
2,293,900,000	Colombia TES, 6.250%, 11/26/2025, (COP)	582,132
29,559,900,000	Colombia TES, 7.500%, 8/26/2026, (COP)	7,440,578
1,300,000	Empresas Publicas de Medellin ESP, 4.250%, 7/18/2029(c)	1,232,572
		14,161,818
Principal Amount (‡)	Description	Value (†)

	Congo — 0.0%
$1,210,000	Ivanhoe Mines Ltd., 7.875%, 1/23/2030(c)	$1,249,706
	Denmark — 0.1%
2,055,000	Orsted AS, EMTN, 2.125%, 5/17/2027, (GBP)	2,647,635
	Dominican Republic — 0.2%
1,890,000	Dominican Republic International Bonds, 4.500%, 1/30/2030(c)	1,849,081
1,005,000	Dominican Republic International Bonds, 4.875%, 9/23/2032(c)	959,072
490,000	Dominican Republic International Bonds, 5.950%, 1/25/2027(c)	498,595
845,000	Dominican Republic International Bonds, 6.000%, 7/19/2028(c)	871,964
216,667	Dominican Republic International Bonds, 8.625%, 4/20/2027(c)	225,203
		4,403,915
	France — 0.2%
205,000	BNP Paribas SA, 4.375%, 5/12/2026(c)	204,613
990,000	Credit Agricole SA, (fixed rate to 1/09/2035, variable rate thereafter), 5.862%, 1/09/2036(c)	1,040,822
1,410,000	Electricite de France SA, 4.875%, 9/21/2038(c)	1,329,659
1,400,000	Engie SA, 1.250%, 10/24/2041, (EUR)	1,068,557
1,485,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(c)	1,560,228
		5,203,879
	Germany — 0.2%
2,055,000	Bundesobligation, 2.400%, 4/18/2030, (EUR)	2,426,499
1,635,000	Deutsche Bank AG, (fixed rate to 1/07/2027, variable rate thereafter), 2.552%, 1/07/2028	1,599,176
340,000	ZF North America Capital, Inc., 6.750%, 4/23/2030(c)	331,799
400,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(c)	404,956
690,000	ZF North America Capital, Inc., 6.875%, 4/23/2032(c)	660,611
265,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(c)	262,421
		5,685,462
	Guatemala — 0.0%
1,050,000	CT Trust, 5.125%, 2/03/2032(c)	1,004,546
	India — 0.2%
2,940,000	Bharti Airtel Ltd., 3.250%, 6/03/2031	2,763,246
2,790,000	Export-Import Bank of India, 2.250%, 1/13/2031(c)	2,499,476
1,250,000	Power Finance Corp. Ltd., 3.950%, 4/23/2030(c)	1,217,250
		6,479,972
	Indonesia — 0.1%
38,112,000,000	Indonesia Treasury Bonds, 7.000%, 9/15/2030, (IDR)	2,425,309
	Ireland — 0.3%
3,245,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	2,988,299
2,325,000	AIB Group PLC, (fixed rate to 9/13/2028, variable rate thereafter), 6.608%, 9/13/2029(c)	2,468,076
3,245,000	Ireland Government Bonds, Zero Coupon, 10/18/2031, (EUR)	3,259,394
		8,715,769
See accompanying notes to financial statements.
| 16

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Israel — 1.1%
$1,405,000	Israel Electric Corp. Ltd., GMTN, 3.750%, 2/22/2032	$1,299,615
2,755,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	2,884,705
1,174,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	1,153,129
11,096,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	8,281,057
1,635,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	1,632,716
510,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	512,710
1,430,000	Teva Pharmaceutical Finance Netherlands III BV, 6.000%, 12/01/2032	1,489,325
4,415,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	4,818,067
3,170,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	3,624,477
5,445,000	Teva Pharmaceutical Finance Netherlands IV BV, 5.750%, 12/01/2030	5,607,855
		31,303,656
	Italy — 0.6%
200,000	Intesa Sanpaolo SpA, 5.710%, 1/15/2026(c)	200,435
2,225,000	Intesa Sanpaolo SpA, 6.625%, 6/20/2033(c)	2,449,104
7,315,000	Italy Buoni Poliennali Del Tesoro, 2.950%, 7/01/2030, (EUR)	8,667,175
990,000	Italy Buoni Poliennali Del Tesoro, 3.650%, 8/01/2035, (EUR)	1,177,002
830,000	UniCredit SpA, (fixed rate to 4/02/2029, variable rate thereafter), 7.296%, 4/02/2034(c)	886,392
2,055,000	UniCredit SpA, (fixed rate to 6/03/2031, variable rate thereafter), 3.127%, 6/03/2032(c)	1,893,551
1,460,000	UniCredit SpA, (fixed rate to 6/19/2027, variable rate thereafter), 5.861%, 6/19/2032(c)	1,482,761
825,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(c)	831,741
545,000	UniCredit SpA, EMTN, (fixed rate to 7/22/2026, variable rate thereafter), 2.200%, 7/22/2027, (EUR)	639,365
		18,227,526
	Japan — 1.0%
1,109,428,600	Japan Government CPI-Linked Bonds, 0.100%, 3/10/2028, (JPY)	7,617,259
1,257,600,000	Japan Government Ten Year Bonds, 1.100%, 6/20/2034, (JPY)	8,180,416
899,000,000	Japan Government Thirty Year Bonds, 1.600%, 12/20/2053, (JPY)	4,417,887
682,700,000	Japan Government Thirty Year Bonds, 2.800%, 6/20/2055, (JPY)	4,377,433
2,020,000	Mizuho Financial Group, Inc., 2.564%, 9/13/2031	1,788,581
1,200,000	Sumitomo Mitsui Financial Group, Inc., 5.766%, 1/13/2033	1,282,296
		27,663,872
	Korea — 0.6%
11,413,150,000	Korea Treasury Bonds, 1.500%, 12/10/2030, (KRW)	7,638,381
4,101,270,000	Korea Treasury Bonds, 2.500%, 9/10/2030, (KRW)	2,892,506
Principal Amount (‡)	Description	Value (†)

	Korea — continued
3,129,530,000	Korea Treasury Bonds, 3.000%, 12/10/2034, (KRW)	$2,240,924
3,868,290,000	Korea Treasury Bonds, 3.500%, 9/10/2028, (KRW)	2,826,873
770,000	Shinhan Bank Co. Ltd., 3.875%, 3/24/2026(c)	768,252
200,000	SK Hynix, Inc., 6.375%, 1/17/2028(c)	208,980
140,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027(c)	145,688
		16,721,604
	Luxembourg — 0.2%
920,000	ArcelorMittal SA, 6.750%, 3/01/2041	998,603
1,905,000	Blackstone Property Partners Europe Holdings SARL, EMTN, 1.625%, 4/20/2030, (EUR)	2,068,592
280,000	Logicor Financing SARL, EMTN, 0.875%, 1/14/2031, (EUR)	287,219
1,490,000	Logicor Financing SARL, EMTN, 1.625%, 1/17/2030, (EUR)	1,628,513
955,000	Logicor Financing SARL, EMTN, 2.000%, 1/17/2034, (EUR)	959,209
		5,942,136
	Malaysia — 0.1%
9,770,000	Malaysia Government Bonds, 3.828%, 7/05/2034, (MYR)	2,382,170
	Mexico — 1.6%
770,000	America Movil SAB de CV, 2.125%, 3/10/2028, (EUR)	895,215
860,000	America Movil SAB de CV, 2.875%, 5/07/2030	804,080
1,950,000	Cemex SAB de CV, 3.875%, 7/11/2031(c)	1,850,646
855,000	Cemex SAB de CV, 5.450%, 11/19/2029	865,015
810,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(c)(e)	806,634
1,775,000	Coca-Cola Femsa SAB de CV, 2.750%, 1/22/2030	1,667,041
1,085,000	El Puerto de Liverpool SAB de CV, 6.658%, 1/22/2037(c)	1,163,540
10,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	334,671
1,515,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031	1,375,552
840,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031(c)	762,682
1,483,896 (f)	Mexico Bonos, 5.750%, 3/05/2026, (MXN)	8,032,493
629,822 (f)	Mexico Bonos, 7.500%, 6/03/2027, (MXN)	3,436,121
925,261 (f)	Mexico Bonos, 8.500%, 5/31/2029, (MXN)	5,125,098
554,445 (f)	Mexico Bonos, 8.500%, 11/18/2038, (MXN)	2,907,903
2,335,000	Mexico Government International Bonds, 3.250%, 4/16/2030	2,198,169
1,645,000	Mexico Government International Bonds, 3.500%, 2/12/2034	1,428,682
196,000	Mexico Government International Bonds, 4.000%, 3/15/2115, (EUR)	161,375
610,000	Mexico Government International Bonds, 4.875%, 5/19/2033	590,132
8,735,000	Mexico Government International Bonds, 5.000%, 5/07/2029	8,890,832
1,430,000	Mexico Government International Bonds, 5.850%, 7/02/2032	1,476,332
See accompanying notes to financial statements.
17 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	Mexico — continued
$550,000	Mexico Government International Bonds, 6.000%, 5/07/2036	$562,018
2,090,000	Sigma Finance Netherlands BV, 4.875%, 3/27/2028	2,099,823
		47,434,054
	Morocco — 0.1%
3,310,000	OCP SA, 6.750%, 5/02/2034(c)	3,602,306
	Netherlands — 0.1%
1,600,000	Netherlands Government Bonds, Zero Coupon, 1/15/2029, (EUR)	1,747,502
	New Zealand — 0.5%
4,200,000	Fonterra Co-Operative Group Ltd., MTN, 3.750%, 6/16/2026, (AUD)	2,769,607
700,000	Fonterra Co-Operative Group Ltd., MTN, 4.000%, 11/02/2027, (AUD)	461,481
5,520,000	New Zealand Government Bonds, 1.500%, 5/15/2031, (NZD)	2,861,776
13,140,000	New Zealand Government Bonds, 3.000%, 4/20/2029, (NZD)	7,582,874
		13,675,738
	Nigeria — 0.1%
2,345,000	IHS Holding Ltd., 7.875%, 5/29/2030(c)	2,423,138
	Norway — 0.3%
2,790,000	Equinor ASA, 3.625%, 4/06/2040	2,370,699
19,765,000	Norway Government Bonds, 1.375%, 8/19/2030, (NOK)	1,759,491
16,500,000	Norway Government Bonds, 1.500%, 2/19/2026, (NOK)	1,638,312
33,750,000	Norway Government Bonds, 1.750%, 2/17/2027, (NOK)	3,288,927
455,000	Var Energi ASA, 8.000%, 11/15/2032(c)	528,046
		9,585,475
	Paraguay — 0.0%
1,220,000	Paraguay Government International Bonds, 4.950%, 4/28/2031(c)	1,231,919
183,000	Paraguay Government International Bonds, 5.000%, 4/15/2026(c)	183,324
		1,415,243
	Peru — 0.1%
3,220,000	Corp. Financiera de Desarrollo SA, 2.400%, 9/28/2027(c)	3,078,352
630,000	Transportadora de Gas del Peru SA, 4.250%, 4/30/2028(c)	629,305
		3,707,657
	Poland — 0.4%
33,975,000	Republic of Poland Government Bonds, 1.250%, 10/25/2030, (PLN)	7,849,860
11,720,000	Republic of Poland Government Bonds, 4.500%, 7/25/2030, (PLN)	3,175,369
		11,025,229
	Portugal — 0.1%
3,590,000	EDP Finance BV, 1.710%, 1/24/2028(c)	3,386,555
	Qatar — 0.1%
1,600,000	QatarEnergy, 2.250%, 7/12/2031(c)	1,439,968
	Singapore — 0.2%
8,755,000	Singapore Government Bonds, 2.125%, 6/01/2026, (SGD)	6,817,039
Principal Amount (‡)	Description	Value (†)

	South Africa — 1.2%
$1,400,000	Anglo American Capital PLC, 2.625%, 9/10/2030(c)	$1,284,921
1,400,000	Anglo American Capital PLC, 5.625%, 4/01/2030(c)	1,461,234
101,590,000	Republic of South Africa Government Bonds, 8.875%, 2/28/2035, (ZAR)	5,769,939
37,055,000	Republic of South Africa Government Bonds, 9.000%, 1/31/2040, (ZAR)	1,963,475
6,640,000	Republic of South Africa Government International Bonds, 5.750%, 9/30/2049	5,309,941
17,435,000	Republic of South Africa Government International Bonds, 7.100%, 11/19/2036(c)	18,176,206
		33,965,716
	Spain — 0.3%
800,000	Banco Santander SA, 6.938%, 11/07/2033	915,438
3,700,000	Cellnex Telecom SA, EMTN, 1.750%, 10/23/2030, (EUR)	4,052,332
700,000	Naturgy Finance Iberia SA, EMTN, 1.500%, 1/29/2028, (EUR)	802,374
1,875,000	Spain Government Bonds, 3.500%, 5/31/2029, (EUR)	2,285,388
		8,055,532
	Supranationals — 0.2%
10,030,000	International Bank for Reconstruction & Development, 1.200%, 7/22/2026, (CAD)	7,132,997
	Sweden — 0.1%
40,955,000	Sweden Government Bonds, 0.125%, 5/12/2031, (SEK)	3,872,985
	Switzerland — 0.2%
325,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(c)	407,182
2,960,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(c)	2,739,086
690,000	UBS Group AG, (fixed rate to 8/05/2030, variable rate thereafter), 6.600%(c)(e)	693,692
750,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(c)	827,137
340,000	Willow No. 2 Ireland PLC for Zurich Insurance Co. Ltd., EMTN, (fixed rate to 10/01/2025, variable rate thereafter), 4.250%, 10/01/2045(b)	340,000
		5,007,097
	Turkey — 0.1%
1,120,000	TC Ziraat Bankasi AS, 5.375%, 3/02/2026(c)	1,121,141
1,050,000	Turk Telekomunikasyon AS, 6.950%, 10/07/2032	1,050,000
1,415,000	Turkcell Iletisim Hizmetleri AS, 5.800%, 4/11/2028	1,414,270
		3,585,411
	United Arab Emirates — 0.0%
1,095,000	Abu Dhabi Government International Bonds, 3.125%, 4/16/2030(c)	1,062,895
	United Kingdom — 1.2%
1,350,000	CK Hutchison International 19 Ltd., 3.625%, 4/11/2029(c)	1,321,708
1,420,000	Diageo Capital PLC, 2.125%, 4/29/2032	1,228,387
1,180,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/2029(c)	1,154,134
See accompanying notes to financial statements.
| 18

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United Kingdom — continued
$855,000	Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.500%, 8/15/2029(c)	$902,025
65,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(c)	68,453
135,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(c)	144,613
1,395,000	Nationwide Building Society, (fixed rate to 7/18/2029, variable rate thereafter), 3.960%, 7/18/2030(c)	1,372,170
955,000	Santander U.K. Group Holdings PLC, (fixed rate to 1/11/2027, variable rate thereafter), 2.469%, 1/11/2028	932,765
1,455,000	Standard Chartered PLC, (fixed rate to 11/18/2030, variable rate thereafter), 3.265%, 2/18/2036(c)	1,335,231
235,000	U.K. Gilts, 4.125%, 1/29/2027, (GBP)	316,498
7,975,000	U.K. Gilts, 4.125%, 7/22/2029, (GBP)	10,742,606
12,340,000	U.K. Gilts, 4.250%, 7/31/2034, (GBP)	16,134,045
		35,652,635
	United States — 11.3%
1,775,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.000%, 1/15/2031(c)	1,833,980
1,155,000	Allison Transmission, Inc., 3.750%, 1/30/2031(c)	1,067,095
589,966	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	588,362
965,000	American Honda Finance Corp., 5.150%, 7/09/2032	988,757
1,070,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.500%, 7/15/2033(c)	1,095,301
260,000	Aptiv Swiss Holdings Ltd., 1.600%, 9/15/2028, (EUR)	297,362
425,000	Ashland, Inc., 3.375%, 9/01/2031(c)	376,453
420,000	Avantor Funding, Inc., 4.625%, 7/15/2028(c)	413,136
355,000	Axon Enterprise, Inc., 6.125%, 3/15/2030(c)	364,595
1,675,000	Axon Enterprise, Inc., 6.250%, 3/15/2033(c)	1,724,071
4,230,000	Ball Corp., 5.500%, 9/15/2033	4,275,468
1,030,000	Bank of America Corp., (fixed rate to 3/08/2032, variable rate thereafter), 3.846%, 3/08/2037	962,317
1,370,000	Bank of America Corp., (fixed rate to 9/21/2031, variable rate thereafter), 2.482%, 9/21/2036	1,189,401
5,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(c)	5,211
1,385,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(c)	1,239,575
2,985,000	Block, Inc., 3.500%, 6/01/2031	2,777,909
1,300,000	Blue Owl Finance LLC, 6.250%, 4/18/2034	1,363,341
1,261,000	Boeing Co., 3.625%, 2/01/2031	1,207,781
365,000	Boeing Co., 5.150%, 5/01/2030	374,547
899,000	Boeing Co., 5.705%, 5/01/2040	917,324
3,350,000	Boeing Co., 5.805%, 5/01/2050	3,346,864
5,145,000	Boeing Co., 6.528%, 5/01/2034	5,687,623
5,085,000	Boeing Co., 6.858%, 5/01/2054	5,800,475
115,000	BPR Trust, Series 2021-NRD, Class E, 1 mo. USD SOFR + 5.621%, 9.772%, 12/15/2038(b)(c)	113,135
875,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 11.021%, 12/15/2038(b)(c)	856,769
3,120,000	Broadcom, Inc., 2.450%, 2/15/2031(c)	2,837,679
2,845,000	Broadcom, Inc., 2.600%, 2/15/2033(c)	2,497,537
5,095,000	Broadcom, Inc., 3.419%, 4/15/2033(c)	4,715,292
Principal Amount (‡)	Description	Value (†)

	United States — continued
$6,870,000	Broadcom, Inc., 3.469%, 4/15/2034(c)	$6,269,568
2,485,000	Broadcom, Inc., 4.150%, 4/15/2032(c)	2,436,953
1,090,000	Carnival Corp., 5.750%, 3/15/2030(c)	1,112,875
280,000	Carnival Corp., 5.750%, 8/01/2032(c)	284,950
2,780,000	Carnival Corp., 6.125%, 2/15/2033(c)	2,849,600
4,210,000	CDW LLC/CDW Finance Corp., 5.550%, 8/22/2034	4,316,748
2,385,000	Centene Corp., 2.500%, 3/01/2031	2,054,472
1,480,000	Centene Corp., 3.000%, 10/15/2030	1,322,435
420,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	265,721
430,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.384%, 10/23/2035	450,481
990,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.550%, 6/01/2034	1,055,059
490,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.650%, 2/01/2034	523,613
150,000	Chord Energy Corp., 6.000%, 10/01/2030(c)	148,956
2,635,000	Chord Energy Corp., 6.750%, 3/15/2033(c)	2,669,752
240,000	Civitas Resources, Inc., 8.375%, 7/01/2028(c)	248,772
1,185,000	Civitas Resources, Inc., 8.625%, 11/01/2030(c)	1,227,262
245,000	Civitas Resources, Inc., 8.750%, 7/01/2031(c)	251,005
3,473,000	Continental Resources, Inc., 2.875%, 4/01/2032(c)	3,026,401
4,662,000	Continental Resources, Inc., 5.750%, 1/15/2031(c)	4,807,614
13,550,000	CSC Holdings LLC, 3.375%, 2/15/2031(c)	8,739,007
1,995,000	CSC Holdings LLC, 4.125%, 12/01/2030(c)	1,306,436
2,395,000	CSC Holdings LLC, 4.500%, 11/15/2031(c)	1,557,409
7,110,000	CSC Holdings LLC, 4.625%, 12/01/2030(c)	2,494,519
1,850,000	CSC Holdings LLC, 5.000%, 11/15/2031(c)	647,500
1,915,000	CSC Holdings LLC, 5.375%, 2/01/2028(c)	1,678,851
495,000	CSC Holdings LLC, 5.750%, 1/15/2030(c)	188,486
805,000	CSC Holdings LLC, 7.500%, 4/01/2028(c)	582,962
940,000	DH Europe Finance II SARL, 0.750%, 9/18/2031, (EUR)	967,191
50,000	Dillard's, Inc., 7.000%, 12/01/2028	53,045
8,000	Dillard's, Inc., 7.750%, 7/15/2026	8,177
2,610,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	2,577,953
1,075,000	Directv Financing LLC, 8.875%, 2/01/2030(c)	1,066,088
1,630,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.000%, 2/15/2031(c)	1,627,607
6,065,000	Discovery Communications LLC, 3.625%, 5/15/2030	5,602,881
2,985,000	Discovery Communications LLC, 6.350%, 6/01/2040	2,739,245
6,385,000	DISH DBS Corp., 5.250%, 12/01/2026(c)	6,273,865
795,000	DISH DBS Corp., 5.750%, 12/01/2028(c)	762,119
2,395,000	DISH DBS Corp., 7.750%, 7/01/2026	2,372,131
22,054,106	EchoStar Corp., 10.750%, 11/30/2029	24,263,266
1,707,260	EchoStar Corp., 6.750% PIK and/or 6.750% Cash, 11/30/2030(g)	1,760,100
765,000	Entegris, Inc., 4.750%, 4/15/2029(c)	758,438
1,230,000	EQT Corp., 3.625%, 5/15/2031(c)	1,150,141
835,000	Equinix Europe 2 Financing Corp. LLC, 3.250%, 3/15/2031, (EUR)	977,056
5,170,000	Fair Isaac Corp., 6.000%, 5/15/2033(c)	5,234,331
See accompanying notes to financial statements.
19 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$580,000	Freedom Mortgage Holdings LLC, 7.875%, 4/01/2033(c)	$597,503
470,000	Freedom Mortgage Holdings LLC, 8.375%, 4/01/2032(c)	492,630
235,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/2031(c)	249,935
2,710,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	2,695,436
4,795,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	4,914,392
480,000	GFL Environmental, Inc., 4.375%, 8/15/2029(c)	468,293
175,000	GFL Environmental, Inc., 6.750%, 1/15/2031(c)	183,124
2,945,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 3.500%, 3/01/2029(c)	2,790,318
580,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.250%, 12/01/2027(c)	578,975
2,440,000	HCA, Inc., 5.125%, 6/15/2039	2,351,093
1,035,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(c)	1,003,161
4,695,000	Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032(c)	4,296,419
475,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 4.875%, 7/01/2031(c)	443,290
510,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/2032(c)	517,984
1,235,000	Hologic, Inc., 3.250%, 2/15/2029(c)	1,192,506
1,637,600	iHeartCommunications, Inc., 7.750%, 8/15/2030(c)	1,360,305
2,025,000	Ingersoll Rand, Inc., 5.700%, 8/14/2033	2,151,203
1,580,000	Iron Mountain, Inc., 4.875%, 9/15/2029(c)	1,555,428
895,000	Iron Mountain, Inc., 5.250%, 7/15/2030(c)	885,125
795,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.750%, 12/01/2031	751,033
765,000	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.750%, 3/15/2034	845,710
1,740,000	Jefferies Financial Group, Inc., 6.200%, 4/14/2034	1,849,962
530,000	JH North America Holdings, Inc., 5.875%, 1/31/2031(c)	538,117
755,000	JH North America Holdings, Inc., 6.125%, 7/31/2032(c)	773,327
5,680,000	JPMorgan Chase & Co., Series OO, (fixed rate to 4/01/2030, variable rate thereafter), 6.500%(e)	5,879,561
225,000	Lamb Weston Holdings, Inc., 4.875%, 5/15/2028(c)	224,184
1,080,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(c)	1,042,147
45,000	Matador Resources Co., 6.250%, 4/15/2033(c)	45,211
1,810,000	Matador Resources Co., 6.500%, 4/15/2032(c)	1,827,320
155,000	Matador Resources Co., 6.875%, 4/15/2028(c)	158,184
615,000	Medtronic Global Holdings SCA, 1.125%, 3/07/2027, (EUR)	709,839
5,560,000	Micron Technology, Inc., 5.875%, 2/09/2033	5,905,361
230,000	Molina Healthcare, Inc., 3.875%, 11/15/2030(c)	212,839
795,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(c)	721,404
435,000	Molina Healthcare, Inc., 4.375%, 6/15/2028(c)	424,231
3,655,000	Morgan Stanley, (fixed rate to 9/16/2031, variable rate thereafter), 2.484%, 9/16/2036	3,174,831
1,035,000	NCL Corp. Ltd., 6.750%, 2/01/2032(c)	1,064,427
20,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(c)	23,078
Principal Amount (‡)	Description	Value (†)

	United States — continued
$855,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028(c)	$867,072
575,000	ONEOK, Inc., 5.450%, 6/01/2047	530,498
2,020,000	Paychex, Inc., 5.600%, 4/15/2035	2,114,702
1,285,000	PetSmart LLC/PetSmart Finance Corp., 7.500%, 9/15/2032(c)	1,286,910
3,210,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	2,938,236
315,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	304,461
1,575,000	Post Holdings, Inc., 4.500%, 9/15/2031(c)	1,471,443
2,165,000	Prologis Euro Finance LLC, 0.250%, 9/10/2027, (EUR)	2,428,836
1,450,000	Prologis Euro Finance LLC, 1.875%, 1/05/2029, (EUR)	1,653,911
365,000	Prologis LP, 2.250%, 6/30/2029, (GBP)	452,766
2,325,000	Quikrete Holdings, Inc., 6.375%, 3/01/2032(c)	2,408,337
430,000	Realty Income Corp., 5.125%, 7/06/2034, (EUR)	558,769
1,100,000	Realty Income Corp., EMTN, 1.625%, 12/15/2030, (GBP)	1,260,898
3,771,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(c)	3,521,525
1,520,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(c)	1,388,191
1,370,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026(c)	1,368,932
3,280,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(c)	3,343,838
3,370,000	Royal Caribbean Cruises Ltd., 5.625%, 9/30/2031(c)	3,436,320
400,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(c)	412,968
1,690,000	Ryan Specialty LLC, 5.875%, 8/01/2032(c)	1,708,904
1,115,000	Seagate Data Storage Technology Pte. Ltd., 4.091%, 6/01/2029(c)	1,078,683
435,000	Sensata Technologies BV, 4.000%, 4/15/2029(c)	417,457
830,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(c)	765,989
220,000	Sensata Technologies, Inc., 4.375%, 2/15/2030(c)	212,334
910,000	Sensata Technologies, Inc., 6.625%, 7/15/2032(c)	941,648
1,015,000	SM Energy Co., 6.750%, 8/01/2029(c)	1,019,865
280,000	SM Energy Co., 7.000%, 8/01/2032(c)	280,216
686,000	Solstice Advanced Materials, Inc., 5.625%, 9/30/2033(c)	688,266
2,860,000	Synopsys, Inc., 5.700%, 4/01/2055	2,886,400
875,000	Targa Resources Corp., 6.125%, 3/15/2033	930,527
265,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	251,766
165,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	165,482
725,000	TD SYNNEX Corp., 6.100%, 4/12/2034	770,759
245,000	Thermo Fisher Scientific Finance I BV, 2.000%, 10/18/2051, (EUR)	185,887
100,000	Thermo Fisher Scientific, Inc., EMTN, 1.500%, 10/01/2039, (EUR)	87,813
2,805,000	T-Mobile USA, Inc., 3.875%, 4/15/2030	2,750,551
400,000	TopBuild Corp., 4.125%, 2/15/2032(c)	374,980
1,240,000	TopBuild Corp., 5.625%, 1/31/2034(c)	1,235,492
405,000	TransDigm, Inc., 6.750%, 8/15/2028(c)	413,197
875,000	Travel & Leisure Co., 4.500%, 12/01/2029(c)	845,353
See accompanying notes to financial statements.
| 20

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$920,000	Travel & Leisure Co., 4.625%, 3/01/2030(c)	$886,760
615,000	Travel & Leisure Co., 6.125%, 9/01/2033(c)	613,124
2,980,000	TriNet Group, Inc., 3.500%, 3/01/2029(c)	2,787,294
6,840,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	5,322,909
2,075,000	U.S. Treasury Notes, 2.750%, 8/15/2032	1,929,021
23,200,000	U.S. Treasury Notes, 4.000%, 3/31/2030(h)	23,465,531
182,396	United Airlines Pass-Through Trust, Series 2016-2, Class B, 3.650%, 4/07/2027	182,197
1,525,000	United Rentals North America, Inc., 3.750%, 1/15/2032	1,412,731
1,090,000	United Rentals North America, Inc., 6.125%, 3/15/2034(c)	1,133,407
895,000	Venture Global Calcasieu Pass LLC, 3.875%, 11/01/2033(c)	806,417
1,360,000	Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031(c)	1,283,633
175,000	Venture Global Calcasieu Pass LLC, 6.250%, 1/15/2030(c)	182,446
1,665,000	Venture Global LNG, Inc., (fixed rate to 9/30/2029, variable rate thereafter), 9.000%(c)(e)	1,650,148
4,025,000	Venture Global Plaquemines LNG LLC, 6.500%, 1/15/2034(c)	4,236,946
1,045,000	Venture Global Plaquemines LNG LLC, 6.750%, 1/15/2036(c)	1,109,975
1,615,000	Venture Global Plaquemines LNG LLC, 7.500%, 5/01/2033(c)	1,784,591
440,000	Venture Global Plaquemines LNG LLC, 7.750%, 5/01/2035(c)	496,632
3,095,000	Verizon Communications, Inc., Series MPLE, 2.500%, 5/16/2030, (CAD)	2,153,957
6,939,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	6,357,859
205,000	Warnermedia Holdings, Inc., 5.050%, 3/15/2042	163,551
360,000	Western Midstream Operating LP, 4.050%, 2/01/2030	351,392
475,000	Western Midstream Operating LP, 5.250%, 2/01/2050	413,395
470,000	Western Midstream Operating LP, 5.300%, 3/01/2048	408,846
150,000	Western Midstream Operating LP, 5.450%, 4/01/2044	135,994
115,000	Western Midstream Operating LP, 5.500%, 8/15/2048	102,371
840,000	Western Midstream Operating LP, 6.150%, 4/01/2033	887,393
185,000	Whirlpool Corp., 6.125%, 6/15/2030	186,449
200,000	Whirlpool Corp., 6.500%, 6/15/2033	199,588
495,000	Yum! Brands, Inc., 3.625%, 3/15/2031	462,202
1,695,000	Yum! Brands, Inc., 4.625%, 1/31/2032	1,646,890
		327,040,118
	Uruguay — 0.1%
75,685,000	Uruguay Government International Bonds, 8.250%, 5/21/2031, (UYU)	1,917,100
	Total Non-Convertible Bonds (Identified Cost $856,423,764)	845,921,665

Principal Amount (‡)	Description	Value (†)

Convertible Bonds — 0.1%
	United States — 0.1%
$1,916,657	EchoStar Corp., 3.875% PIK and/or 3.875% Cash, 11/30/2030(g)	$4,714,976
	Total Convertible Bonds (Identified Cost $2,035,710)	4,714,976

Municipals — 0.0%
	United States — 0.0%
115,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%-, 6/01/2046 (Identified cost $114,991)	86,611
	Total Bonds and Notes (Identified Cost $858,574,465)	850,723,252

Senior Loans — 1.0%
	Ireland — 0.1%
1,417,212	Flutter Financing BV, 2024 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 11/30/2030(b)(i)	1,411,189
478,800	Flutter Financing BV, 2025 Term Loan B, 3 mo. USD SOFR + 2.000%, 6.002%, 6/04/2032(b)(i)	477,871
		1,889,060
	United Kingdom — 0.1%
2,477,566	Ardonagh Midco 3 PLC, 2024 USD Term Loan B, USD SOFR + 2.750%, 6.940%, 2/15/2031(b)(i)	2,463,121
	United States — 0.8%
1,887,264	Alliant Holdings Intermediate LLC, 2025 Term Loan B, 1 mo. USD SOFR + 2.500%, 6.666%, 9/19/2031(b)(i)	1,881,791
913,832	Aramark Services, Inc., 2024 Term Loan B8, USD SOFR + 2.000%, 6.173%, 6/22/2030(b)(i)	914,783
100,000	Aramark Services, Inc., 2025 Repriced Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 4/06/2028(b)(i)	100,000
1,095,015	Asplundh Tree Expert LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/23/2031(b)	1,094,424
497,477	Bausch & Lomb Corp., 2025 Term Loan B, 1 mo. USD SOFR + 4.250%, 8.413%, 1/15/2031(b)(i)	497,064
204,504	Ciena Corp., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.750%, 5.885%, 10/24/2030(b)(i)	204,632
203,972	Citadel Securities LP, 2024 First Lien Term Loan, 1 mo. USD SOFR + 2.000%, 6.163%, 10/31/2031(b)(i)	204,305
650,000	Clean Harbors, Inc., 2025 Term Loan, 9/24/2032(j)	650,812
225,852	CSC Holdings LLC, 2022 Term Loan B6, 1 mo. USD SOFR + 4.500%, 8.650%, 1/18/2028(b)(i)	224,255
189,049	DaVita, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 5.913%, 5/09/2031(b)(i)	189,304
616,900	DK Crown Holdings, Inc., 2025 Term Loan B, 1 mo. USD SOFR + 1.750%, 6.005%, 3/04/2032(b)(i)	615,746
1,475,000	Gryphon Acquire NewCo LLC, Term Loan B, 6 mo. USD SOFR + 3.000%, 6.879%, 9/13/2032(b)(i)	1,478,230
9,626	Hanger, Inc., 2024 Delayed Draw Term Loan, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	9,640
See accompanying notes to financial statements.
21 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

	United States — continued
$498,389	Hanger, Inc., 2024 Term Loan B, 1 mo. USD SOFR + 3.500%, 7.663%, 10/23/2031(b)(i)	$499,136
54,819	Hanger, Inc., 2024 Delayed Draw Term Loan, 3.500%, 10/23/2031(k)	54,901
746,411	Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, 1 mo. USD SOFR + 1.750%, 5.908%, 11/08/2030(b)	746,889
20,200	Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 8/02/2028(b)(i)	20,168
2,071,819	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 1/17/2031(b)(i)	2,068,587
226,926	HUB International Ltd., 2025 Term Loan B, 3 mo. USD SOFR + 2.250%, 6.575%, 6/20/2030(b)(i)	227,203
486,449	IQVIA, Inc., 2025 Incremental Term Loan B5, 3 mo. USD SOFR + 1.750%, 5.752%, 1/02/2031(b)(i)	488,517
813,079	Kaseya, Inc., 2025 1st Lien Term Loan B, 1 mo. USD SOFR + 3.250%, 7.413%, 3/20/2032(b)(i)	813,818
98,752	Light & Wonder International, Inc., 2024 Term Loan B2, 1 mo. USD SOFR + 2.250%, 6.393%, 4/14/2029(b)(i)	98,815
801,835	Novelis Corp., 2025 Term Loan B, 3 mo. USD SOFR + 1.750%, 5.752%, 3/11/2032(b)(i)	803,014
219,443	NRG Energy, Inc., 2024 Term Loan, 4/16/2031(j)	219,375
1,863,386	NRG Energy, Inc., 2024 Term Loan, 3 mo. USD SOFR + 1.750%, 6.064%, 4/16/2031(b)(i)	1,862,809
229,465	Resideo Funding, Inc., 2024 1st Lien Term Loan B, 1 mo. USD SOFR + 2.000%, 6.147%, 2/11/2028(b)(i)	229,610
1,031,197	Resideo Funding, Inc., 2024 M&A 1st lien Term Loan B, 6 mo. USD SOFR + 2.000%, 5.839%, 6/13/2031(b)(i)	1,029,908
152,845	Ryan Specialty Group LLC, 2024 USD Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 9/15/2031(b)(i)	152,798
241,938	Six Flags Entertainment Corp., 2024 Term Loan B, 1 mo. USD SOFR + 2.000%, 6.163%, 5/01/2031(b)(i)	240,183
755,000	Solstice Advanced Materials, Inc., Term Loan B, 9/17/2032(j)	755,476
149,251	Terex Corp., 2025 Term Loan, 10/08/2031(j)	149,400
2,043,753	Trans Union LLC, 2024 Term Loan B8, 1 mo. USD SOFR + 1.750%, 5.913%, 6/24/2031(b)(i)	2,041,771
93,578	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 2.500%, 6.502%, 2/28/2031(b)(i)	93,517
161,566	TransDigm, Inc., 2025 Term Loan K, 3 mo. USD SOFR + 2.250%, 6.252%, 3/22/2030(b)(i)	161,372
270,504	Truist Insurance Holdings LLC, 2024 Term Loan B, 3 mo. USD SOFR + 2.750%, 6.752%, 5/06/2031(b)(i)	270,082
Principal Amount (‡)	Description	Value (†)

	United States — continued
$164,582	United Rentals, Inc., 2025 Repriced Term Loan B, 1 mo. USD SOFR + 1.500%, 5.663%, 2/14/2031(b)(i)	$165,250
2,054,000	Wyndham Hotels & Resorts, Inc., 2024 Term Loan, 1 mo. USD SOFR + 1.750%, 5.913%, 5/24/2030(b)(i)	2,059,874
		23,317,459
	Total Senior Loans (Identified Cost $27,682,489)	27,669,640

Collateralized Loan Obligations — 0.3%
450,000	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR4, 3 mo. USD SOFR + 1.370%, 5.640%, 7/22/2038(b)(c)	451,575
1,695,000	Benefit Street Partners CLO XXXVIII Ltd., Series 2024-38A, Class A, 3 mo. USD SOFR + 1.310%, 5.629%, 1/25/2038(b)(c)	1,700,083
455,000	Birch Grove CLO 13 Ltd., Series 2025-13A, Class A1, 3 mo. USD SOFR + 1.310%, 5.467%, 10/23/2038(b)(c)	456,312
315,000	CIFC Funding Ltd., Series 2019-7A, Class A1R, 3 mo. USD SOFR + 1.280%, 5.371%, 10/19/2038(b)(c)	315,974
510,000	Crown City CLO I, Series 2020-1A, Class A1RR, 3 mo. USD SOFR + 1.370%, 5.533%, 7/20/2038(b)(c)	511,559
250,000	Diameter Capital CLO 10 Ltd., Series 2025-10A, Class A, 3 mo. USD SOFR + 1.310%, 5.596%, 4/20/2038(b)(c)	250,693
665,000	Garnet CLO 2 Ltd., Series 2025-2A, Class A, 3 mo. USD SOFR + 1.350%, 5.431%, 10/20/2038(b)(c)	667,328
380,000	Golub Capital CLO 82 B Ltd., Series 2025-82A, Class A1, 3 mo. USD SOFR + 1.260%, 5.226%, 10/15/2038(b)(c)	380,164
305,000	Northwoods Capital 20 Ltd., Series 2019-20A, Class AR2, 3 mo. USD SOFR + 1.340%, 5.556%, 10/25/2038(b)(c)	304,826
530,000	OCP CLO Ltd., Series 2020-18A, Class A1R2, 3 mo. USD SOFR + 1.370%, 5.696%, 7/20/2037(b)(c)	531,355
760,000	OHA Credit Funding 10-R Ltd., Series 2021-10RA, Class A1, 3 mo. USD SOFR + 1.260%, 5.539%, 7/18/2037(b)(c)	761,140
475,000	OHA Loan Funding Ltd., Series 2015-1A, Class A1R4, 3 mo. USD SOFR + 1.250%, 5.422%, 10/19/2038(b)(c)	476,420
565,000	Regatta 35 Funding Ltd., Series 2025-5A, Class A1, 3 mo. USD SOFR + 1.290%, 5.575%, 10/15/2038(b)(c)	566,836
650,000	Silver Point CLO 12 Ltd., Series 2025-12A, Class A1, 3 mo. USD SOFR + 1.310%, 5.288%, 10/15/2038(b)(c)	650,281
675,000	TPG CLO Ltd., Series 2025-1A, Class A1, 3 mo. USD SOFR + 1.370%, 5.518%, 7/15/2037(b)(c)	675,661
	Total Collateralized Loan Obligations (Identified Cost $8,686,328)	8,700,207

See accompanying notes to financial statements.
| 22

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Principal Amount (‡)	Description	Value (†)

Short-Term Investments — 0.5%
$12,664,474	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $12,665,406 on 10/01/2025 collateralized by $14,522,000 U.S. Treasury Note, 1.875% due 2/15/2032 valued at $12,917,782 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $12,664,474)	$12,664,474
	Total Investments — 99.0% (Identified Cost $2,251,850,987)	2,869,235,104
	Other assets less liabilities — 1.0%	29,976,803
	Net Assets — 100.0%	$2,899,211,907

(†)	See Note 2 of Notes to Financial Statements.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)
Variable rate security. Rate as of September 30, 2025 is
disclosed. Issuers comprised of various lots with differing
coupon rates have been aggregated for the purpose of
presentation in the Portfolio of Investments and show a
weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are
determined by the issuer or agent and are based on current
market conditions. These securities may not indicate a
reference rate and/or spread in their description.

(c)
All or a portion of these securities are exempt from
registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from
registration, normally to qualified institutional buyers. At
September 30, 2025, the value of Rule 144A holdings amounted to $297,125,584 or 10.2% of net assets.

(d)	Amount shown represents units. One unit represents a principal amount of 1,000.
(e)	Perpetual bond with no specified maturity date.
(f)	Amount shown represents units. One unit represents a principal amount of 100.
(g)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal.
(h)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(i)
Stated interest rate has been determined in accordance with
the provisions of the loan agreement and is subject to a
minimum benchmark floor rate which may range from 0.00% to
0.50%, to which the spread is added.

(j)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)
Unfunded loan commitment. An unfunded loan commitment is
a contractual obligation for future funding at the option of the borrower. The Fund receives a stated coupon rate until the
borrower draws on the loan commitment, at which time the
rate will become the stated rate in the loan agreement. See
Note 2 of Notes to Financial Statements.

CPI	Consumer Price Index
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
PIK	Payment-in-Kind
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi Offshore
COP	Colombian Peso
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	12/02/2025	BRL	S	55,600,000	$10,022,533	$10,297,822	$(275,289)
Bank of America N.A.	12/17/2025	JPY	B	4,460,578,000	30,523,890	30,394,300	(129,590)
Bank of America N.A.	12/17/2025	JPY	S	260,000,000	1,791,229	1,771,636	19,593
Bank of America N.A.	12/17/2025	KRW	S	16,447,379,000	11,911,313	11,767,121	144,192
Bank of America N.A.	12/17/2025	MXN	S	273,885,000	14,535,175	14,834,753	(299,578)
Bank of America N.A.	12/17/2025	ZAR	S	39,995,000	2,236,782	2,303,327	(66,545)
Deutsche Bank AG	12/17/2025	IDR	B	47,000,000,000	2,855,754	2,818,187	(37,567)
Deutsche Bank AG	12/17/2025	IDR	S	84,000,000,000	5,094,305	5,036,760	57,545
HSBC Bank USA N.A.	12/17/2025	AUD	S	7,703,000	5,119,414	5,101,668	17,746
HSBC Bank USA N.A.	12/17/2025	CAD	B	4,000,000	2,883,652	2,884,520	868
HSBC Bank USA N.A.	12/17/2025	CAD	S	55,397,000	40,254,767	39,948,439	306,328
HSBC Bank USA N.A.	12/17/2025	CNH	B	366,654,000	51,852,030	51,682,442	(169,588)
Morgan Stanley Capital Services LLC	12/17/2025	EUR	B	77,941,000	91,817,694	91,907,935	90,241
See accompanying notes to financial statements.
23 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Global Allocation Fund (continued)
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	12/17/2025	NZD	S	5,153,000	$3,076,068	$2,996,170	$79,898
Royal Bank of Canada	12/17/2025	GBP	S	6,922,000	9,386,966	9,310,337	76,629
UBS AG	12/17/2025	COP	S	25,969,789,000	6,519,831	6,556,742	(36,911)
Total							$(222,028)
At September 30, 2025, the Fund had the following open forward cross currency contracts:
Counterparty	Settlement Date	Deliver/Units of Currency		Receive/Units of Currency		Notional Value	Unrealized Appreciation (Depreciation)
HSBC Bank USA N.A.	12/17/2025	NOK	30,959,000	EUR	2,620,535	$3,090,132	$(12,785)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	12/19/2025	532	$59,585,005	$59,850,000	$264,995
CBOT 2 Year U.S. Treasury Notes Futures	12/31/2025	160	33,326,454	33,343,750	17,296
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	911	99,354,787	99,476,930	122,143
Eurex 10 Year Euro BUND Futures	12/08/2025	216	32,594,906	32,604,702	9,796
Total					$414,230
At September 30, 2025, the Fund had the following open short futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT U.S. Long Bond Futures	12/19/2025	131	$14,954,205	$15,273,781	$(319,576)
CBOT Ultra Long-Term U.S. Treasury Bond Futures	12/19/2025	78	9,125,290	9,364,875	(239,585)
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	760	86,510,706	87,459,375	(948,669)
Total					$(1,507,830)
Currency Exposure Summary at September 30, 2025
United States Dollar	72.7%
Euro	6.5
British Pound	4.0
New Taiwan Dollar	3.4
Canadian Dollar	3.0
Japanese Yen	2.7
Swedish Krona	2.3
Other, less than 2% each	4.4
Total Investments	99.0
Other assets less liabilities (including forward foreign currency and futures contracts)	1.0
Net Assets	100.0%
See accompanying notes to financial statements.
| 24

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Growth Fund

Shares	Description	Value (†)
Common Stocks — 98.3% of Net Assets
	Aerospace & Defense — 4.6%
3,956,010	Boeing Co.(a)	$853,825,638
	Air Freight & Logistics — 1.0%
1,553,685	Expeditors International of Washington, Inc.	190,466,244
	Automobiles — 8.1%
3,375,435	Tesla, Inc.(a)	1,501,123,453
	Beverages — 2.6%
7,034,177	Monster Beverage Corp.(a)	473,470,454
	Biotechnology — 4.0%
530,315	Regeneron Pharmaceuticals, Inc.	298,180,215
1,126,201	Vertex Pharmaceuticals, Inc.(a)	441,065,360
		739,245,575
	Broadline Retail — 5.0%
93,750	Alibaba Group Holding Ltd., ADR	16,755,938
4,127,048	Amazon.com, Inc.(a)	906,175,929
		922,931,867
	Capital Markets — 1.7%
409,356	FactSet Research Systems, Inc.	117,276,401
2,331,952	SEI Investments Co.	197,866,127
		315,142,528
	Entertainment — 9.0%
998,752	Netflix, Inc.(a)	1,197,423,748
3,940,776	Walt Disney Co.	451,218,852
		1,648,642,600
	Financial Services — 5.9%
1,975,120	Block, Inc.(a)	142,741,922
1,791,249	PayPal Holdings, Inc.(a)	120,121,158
2,427,975	Visa, Inc., Class A	828,862,106
		1,091,725,186
	Health Care Equipment & Supplies — 1.2%
474,313	Intuitive Surgical, Inc.(a)	212,127,003
	Hotels, Restaurants & Leisure — 2.3%
2,619,241	Starbucks Corp.	221,587,789
986,735	Yum China Holdings, Inc.	42,350,666
1,075,232	Yum! Brands, Inc.	163,435,264
		427,373,719
	Interactive Media & Services — 14.3%
3,698,473	Alphabet, Inc., Class A	899,098,786
1,319,227	Alphabet, Inc., Class C	321,297,736
1,916,673	Meta Platforms, Inc., Class A	1,407,566,318
		2,627,962,840
	IT Services — 3.1%
3,796,814	Shopify, Inc., Class A(a)	564,244,529
	Life Sciences Tools & Services — 1.7%
1,154,456	Illumina, Inc.(a)	109,638,686
409,481	Thermo Fisher Scientific, Inc.	198,606,475
		308,245,161
	Machinery — 0.9%
366,173	Deere & Co.	167,436,266
	Pharmaceuticals — 3.2%
1,553,751	Novartis AG, ADR	199,253,028
Shares	Description	Value (†)
	Pharmaceuticals — continued
4,501,279	Novo Nordisk AS, ADR	$249,775,972
3,529,542	Roche Holding AG, ADR	147,570,151
		596,599,151
	Semiconductors & Semiconductor Equipment — 11.9%
10,634,084	NVIDIA Corp.	1,984,107,393
1,237,385	QUALCOMM, Inc.	205,851,368
		2,189,958,761
	Software — 17.1%
1,566,839	Autodesk, Inc.(a)	497,737,745
1,660,324	Microsoft Corp.	859,964,816
4,553,488	Oracle Corp.	1,280,622,965
1,573,027	Salesforce, Inc.	372,807,399
545,911	Workday, Inc., Class A(a)	131,417,155
		3,142,550,080
	Textiles, Apparel & Luxury Goods — 0.7%
1,895,743	NIKE, Inc., Class B	132,190,159
	Total Common Stocks (Identified Cost $6,803,695,400)	18,105,261,214

Affiliated Exchange-Traded Funds — 1.0%
4,284,398	Natixis Loomis Sayles Focused Growth ETF (Identified Cost $133,847,928)	$190,279,112

Principal Amount
Short-Term Investments — 0.2%
$27,243,373	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $27,245,379 on 10/01/2025 collateralized by $29,883,200 U.S. Treasury Note, 1.875% due 2/15/2032 valued at $26,582,067; $1,230,600 U.S. Treasury Note, 2.250% due 11/15/2027 valued at $1,206,230 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $27,243,373)	27,243,373
	Total Investments — 99.5% (Identified Cost $6,964,786,701)	18,322,783,699
	Other assets less liabilities — 0.5%	100,855,958
	Net Assets — 100.0%	$18,423,639,657

(†)	See Note 2 of Notes to Financial Statements.

(a)	Non-income producing security.

ADR
An American Depositary Receipt is a certificate issued by a
custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the
United States.

ETF	Exchange-Traded Fund
See accompanying notes to financial statements.
25 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 98.3% of Net Assets
	ABS Car Loan — 11.7%
$44,434	Ally Auto Receivables Trust, Series 2022-3, Class A3, 5.070%, 4/15/2027	$44,498
261,337	American Credit Acceptance Receivables Trust, Series 2023-3, Class C, 6.440%, 10/12/2029(a)	262,963
205,000	American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.110%, 3/12/2031(a)	206,694
423,833	AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.410%, 8/18/2027	419,127
870,000	AmeriCredit Automobile Receivables Trust, Series 2023-1, Class B, 5.570%, 3/20/2028	880,706
330,000	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A3, 5.430%, 1/18/2029	333,473
145,000	AutoNation Finance Trust, Series 2025-1A, Class A3, 4.620%, 11/13/2029(a)	146,392
1,110,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-3A, Class A, 5.440%, 2/22/2028(a)	1,126,142
255,000	BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.180%, 10/25/2027	255,721
110,000	BMW Vehicle Lease Trust, Series 2025-1, Class A3, 4.430%, 6/26/2028	110,805
100,000	BofA Auto Trust, Series 2025-1A, Class A3, 4.350%, 11/20/2029(a)	100,521
33,459	Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.510%, 11/15/2027	33,488
115,000	Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class B, 5.370%, 10/16/2028	115,855
255,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-2, Class A3, 4.780%, 12/15/2028	256,059
185,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class A3, 4.660%, 1/15/2029	186,315
650,232	CarMax Auto Owner Trust, Series 2023-2, Class A3, 5.050%, 1/18/2028	653,343
290,000	CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.600%, 10/15/2029	293,085
195,000	CarMax Auto Owner Trust, Series 2025-2, Class A3, 4.480%, 3/15/2030	197,048
600,000	CarMax Select Receivables Trust, Series 2025-A, Class A3, 4.770%, 9/17/2029	605,597
179,615	Carvana Auto Receivables Trust, Series 2023-P1, Class A3, 5.980%, 12/10/2027(a)	180,250
175,000	Carvana Auto Receivables Trust, Series 2024-P2, Class A3, 5.330%, 7/10/2029	176,563
580,000	Carvana Auto Receivables Trust, Series 2024-P3, Class A3, 4.260%, 10/10/2029	581,179
95,000	Carvana Auto Receivables Trust, Series 2024-P4, Class A3, 4.640%, 1/10/2030	95,599
345,000	Carvana Auto Receivables Trust, Series 2025-P2, Class A3, 4.550%, 8/12/2030	348,621
185,000	Chase Auto Owner Trust, Series 2024-5A, Class A3, 4.180%, 8/27/2029(a)	185,663
147,247	Chesapeake Funding II LLC, Series 2023-1A, Class A1, 5.650%, 5/15/2035(a)	148,151
117,369	Chesapeake Funding II LLC, Series 2024-1A, Class A1, 5.520%, 5/15/2036(a)	118,802
152,974	Citizens Auto Receivables Trust, Series 2024-1, Class A3, 5.110%, 4/17/2028(a)	153,838
112,475	Credit Acceptance Auto Loan Trust, Series 2023-1A, Class A, 6.480%, 3/15/2033(a)	112,815
465,000	Credit Acceptance Auto Loan Trust, Series 2023-2A, Class B, 6.610%, 7/15/2033(a)	470,980
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$130,000	Credit Acceptance Auto Loan Trust, Series 2023-3A, Class C, 7.620%, 12/15/2033(a)	$134,610
200,000	Credit Acceptance Auto Loan Trust, Series 2025-1A, Class A, 5.020%, 3/15/2035(a)	202,812
355,000	Drive Auto Receivables Trust, Series 2024-2, Class B, 4.520%, 7/16/2029	356,166
8,966	DT Auto Owner Trust, Series 2023-2A, Class B, 5.410%, 2/15/2029(a)	8,970
18,375	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	18,377
166,325	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560%, 4/22/2030(a)	167,428
150,000	Enterprise Fleet Financing LLC, Series 2024-1, Class A3, 5.160%, 9/20/2030(a)	152,796
210,000	Enterprise Fleet Financing LLC, Series 2024-3, Class A4, 5.060%, 3/20/2031(a)	214,551
140,000	Enterprise Fleet Financing LLC, Series 2025-1, Class A3, 4.820%, 2/20/2029(a)	142,229
255,000	Enterprise Fleet Financing LLC, Series 2025-3, Class A2, 4.500%, 4/20/2028(a)	256,146
500,000	Exeter Automobile Receivables Trust, Series 2025-2A, Class A3, 4.740%, 1/16/2029	502,514
95,000	Exeter Automobile Receivables Trust, Series 2025-4A, Class A3, 4.390%, 9/17/2029	95,357
85,000	Exeter Select Automobile Receivables Trust, Series 2025-1, Class A3, 4.690%, 4/15/2030	85,775
39,334	Flagship Credit Auto Trust, Series 2023-1, Class A3, 5.010%, 8/16/2027(a)	39,341
450,000	Flagship Credit Auto Trust, Series 2023-2, Class C, 5.810%, 5/15/2029(a)	446,547
170,000	Ford Credit Auto Lease Trust, Series 2025-A, Class A3, 4.720%, 6/15/2028	171,855
570,000	Ford Credit Auto Owner Trust, Series 2021-1, Class A, 1.370%, 10/17/2033(a)	561,471
1,360,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	1,395,261
312,972	GECU Auto Receivables Trust, Series 2023-1A, Class A3, 5.630%, 8/15/2028(a)	314,826
21,533	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class A3, 5.400%, 9/15/2027(a)	21,545
370,000	GLS Auto Receivables Issuer Trust, Series 2024-2A, Class B, 5.770%, 11/15/2028(a)	373,555
170,000	GLS Auto Receivables Issuer Trust, Series 2024-3A, Class B, 5.080%, 1/16/2029(a)	171,435
85,000	GLS Auto Receivables Issuer Trust, Series 2024-4A, Class A3, 4.750%, 7/17/2028(a)	85,220
120,000	GLS Auto Receivables Issuer Trust, Series 2025-2A, Class C, 5.110%, 1/15/2031(a)	121,639
59,481	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.580%, 6/17/2030(a)	60,229
183,892	GLS Auto Select Receivables Trust, Series 2024-3A, Class A2, 5.590%, 10/15/2029(a)	186,194
135,683	GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.430%, 12/17/2029(a)	136,012
161,686	GLS Auto Select Receivables Trust, Series 2025-1A, Class A2, 4.710%, 4/15/2030(a)	162,672
290,000	GLS Auto Select Receivables Trust, Series 2025-3A, Class A2, 4.460%, 10/15/2030(a)	291,990
165,000	GM Financial Automobile Leasing Trust, Series 2024-3, Class A3, 4.210%, 10/20/2027	165,369
230,000	GM Financial Automobile Leasing Trust, Series 2025-1, Class A3, 4.660%, 2/21/2028	232,252
See accompanying notes to financial statements.
| 26

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$260,000	GM Financial Automobile Leasing Trust, Series 2025-3, Class A3, 4.170%, 8/21/2028	$260,905
207,995	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A3, 5.690%, 8/15/2028	209,977
215,000	Harley-Davidson Motorcycle Trust, Series 2023-B, Class A4, 5.780%, 4/15/2031	220,273
715,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	728,498
245,000	Hertz Vehicle Financing III LLC, Series 2024-1A, Class A, 5.440%, 1/25/2029(a)	249,273
245,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class A, 2.330%, 6/26/2028(a)	237,835
260,000	Huntington Auto Trust, Series 2024-1A, Class A3, 5.230%, 1/16/2029(a)	262,949
140,000	Hyundai Auto Receivables Trust, Series 2025-B, Class A3, 4.360%, 12/17/2029	141,188
225,000	LAD Auto Receivables Trust, Series 2023-4A, Class B, 6.390%, 10/16/2028(a)	229,870
115,000	LAD Auto Receivables Trust, Series 2024-1A, Class A4, 5.170%, 9/15/2028(a)	115,823
192,273	LAD Auto Receivables Trust, Series 2024-2A, Class A3, 5.610%, 8/15/2028(a)	193,448
165,000	LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.520%, 3/15/2029(a)	165,645
375,000	LAD Auto Receivables Trust, Series 2025-1A, Class A3, 4.690%, 7/16/2029(a)	378,295
125,000	M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.730%, 6/17/2030(a)	127,079
308,081	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.210%, 5/20/2036(a)	309,999
160,000	PenFed Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.700%, 6/15/2029(a)	161,058
37,516	Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.530%, 2/15/2028(a)	37,448
293,538	Prestige Auto Receivables Trust, Series 2023-1A, Class C, 5.650%, 2/15/2028(a)	294,283
17,285	Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.420%, 11/15/2027	17,283
115,000	Santander Drive Auto Receivables Trust, Series 2023-1, Class C, 5.090%, 5/15/2030	115,827
170,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.770%, 11/15/2030	173,148
540,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.770%, 12/15/2028	546,393
590,000	Santander Drive Auto Receivables Trust, Series 2023-5, Class B, 6.160%, 12/17/2029	600,691
268,886	Santander Drive Auto Receivables Trust, Series 2024-3, Class A3, 5.630%, 1/16/2029	270,318
95,000	Santander Drive Auto Receivables Trust, Series 2025-2, Class A3, 4.670%, 8/15/2029	95,823
94,491	SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.390%, 11/20/2026(a)	94,738
250,000	SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.560%, 11/22/2027(a)	252,046
90,000	SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.560%, 2/22/2028(a)	90,269
297,033	SFS Auto Receivables Securitization Trust, Series 2023-1A, Class A3, 5.470%, 10/20/2028(a)	299,167
135,000	SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.550%, 6/20/2030(a)	135,924
230,000	SFS Auto Receivables Securitization Trust, Series 2025-1A, Class A3, 4.750%, 7/22/2030(a)	232,585
Principal Amount	Description	Value (†)
	ABS Car Loan — continued
$400,000	SFS Auto Receivables Securitization Trust, Series 2025-2A, Class A3, 4.440%, 12/20/2030(a)	$403,135
365,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-BA, Class A3, 4.270%, 1/22/2029(a)	366,217
294,146	Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.160%, 4/17/2028	296,039
800,000	Toyota Lease Owner Trust, Series 2024-B, Class A3, 4.210%, 9/20/2027(a)	802,232
260,000	Toyota Lease Owner Trust, Series 2025-B, Class A3, 3.960%, 11/20/2028(a)	260,703
60,000	USB Auto Owner Trust, Series 2025-1A, Class A3, 4.490%, 6/17/2030(a)	60,559
90,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	91,308
695,000	Westlake Automobile Receivables Trust, Series 2023-3A, Class C, 6.020%, 9/15/2028(a)	705,547
185,000	Westlake Automobile Receivables Trust, Series 2024-2A, Class A3, 5.560%, 2/15/2028(a)	186,341
225,000	Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.710%, 4/17/2028(a)	226,261
310,000	Westlake Automobile Receivables Trust, Series 2025-1A, Class A3, 4.750%, 8/15/2028(a)	312,204
115,000	Westlake Automobile Receivables Trust, Series 2025-2A, Class A3, 4.510%, 5/15/2029(a)	115,827
351,893	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	354,538
188,165	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A1, 5.490%, 2/18/2039(a)	190,730
193,919	Wheels Fleet Lease Funding 1 LLC, Series 2024-2A, Class A1, 4.870%, 6/21/2039(a)	195,889
101,536	Wheels Fleet Lease Funding 1 LLC, Series 2024-3A, Class A1, 4.800%, 9/19/2039(a)	102,544
235,000	World Omni Auto Receivables Trust, Series 2024-C, Class A3, 4.430%, 12/17/2029	236,262
400,000	World Omni Auto Receivables Trust, Series 2025-C, Class A3, 4.080%, 11/15/2030	400,897
		28,630,728
	ABS Credit Card — 0.8%
720,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.050%, 7/15/2027(a)	724,475
620,000	Citibank Credit Card Issuance Trust, Series 2025-A2, Class A, 4.490%, 6/21/2032	631,116
330,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.560%, 7/20/2029(a)	332,528
245,000	Mission Lane Credit Card Master Trust, Series 2024-B, Class A, 5.880%, 1/15/2030(a)	247,401
		1,935,520
	ABS Other — 3.8%
248,774	AASET Trust, Series 2025-1A, Class A, 5.943%, 2/16/2050(a)	256,272
860,000	Affirm Asset Securitization Trust, Series 2024-A, Class 1A, 5.610%, 2/15/2029(a)	864,869
150,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.610%, 2/15/2029(a)	150,662
800,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2025-1A, Class A2, 6.720%, 6/07/2055(a)	808,830
131,071	Aqua Finance Trust, Series 2021-A, Class A, 1.540%, 7/17/2046(a)	121,489
53,220	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.180%, 12/15/2028(a)	53,608
See accompanying notes to financial statements.
27 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	ABS Other — continued
$53,429	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	$54,980
206,841	BHG Securitization Trust, Series 2025-2CON, Class A, 4.840%, 9/17/2036(a)	208,345
240,000	Compass Datacenters Issuer II LLC, Series 2024-2A, Class A1, 5.022%, 8/25/2049(a)	241,153
60,000	Compass Datacenters Issuer III LLC, Series 2025-1A, Class A2, 5.656%, 2/25/2050(a)	61,243
240,303	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.050%, 1/20/2031(a)	243,108
265,000	CyrusOne Data Centers Issuer I LLC, Series 2025-1A, Class A2, 5.910%, 2/20/2050(a)	271,363
488,713	Dell Equipment Finance Trust, Series 2023-3, Class A3, 5.930%, 4/23/2029(a)	491,415
367,089	DLLMT LLC, Series 2023-1A, Class A3, 5.340%, 3/22/2027(a)	368,597
630,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	638,766
110,000	Frontier Issuer LLC, Series 2024-1, Class A2, 6.190%, 6/20/2054(a)	113,511
56,858	GreenSky Home Improvement Issuer Trust, Series 2024-2, Class A4, 5.150%, 10/27/2059(a)	57,679
180,000	GreenSky Home Improvement Trust, Series 2024-1, Class A3, 5.550%, 6/25/2059(a)	185,021
38,405	Hilton Grand Vacations Trust, Series 2022-2A, Class C, 5.570%, 1/25/2037(a)	38,708
326,887	M&T Equipment Notes, Series 2023-1A, Class A3, 5.740%, 7/15/2030(a)	329,040
175,000	MetroNet Infrastructure Issuer LLC, Series 2025-2A, Class A2, 5.400%, 8/20/2055(a)	177,397
24,668	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	24,126
90,752	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	92,621
215,804	Octane Receivables Trust, Series 2024-2A, Class A2, 5.800%, 7/20/2032(a)	218,242
592,350	OneMain Financial Issuance Trust, Series 2022-S1, Class A, 4.130%, 5/14/2035(a)	592,332
315,443	OWN Equipment Fund I LLC, Series 2024-2M, Class A, 5.700%, 12/20/2032(a)	321,058
44,295	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.590%, 11/15/2029(a)	44,436
135,000	Regional Management Issuance Trust, Series 2024-1, Class A, 5.830%, 7/15/2036(a)	138,053
205,000	Republic Finance Issuance Trust, Series 2024-A, Class A, 5.910%, 8/20/2032(a)	207,508
175,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A3, 5.520%, 1/20/2032(a)	179,733
255,000	SCF Equipment Trust LLC, Series 2025-1A, Class A3, 5.110%, 11/21/2033(a)	260,166
315,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	322,152
172,438	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.140%, 6/20/2041(a)	174,517
123,608	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.820%, 6/25/2034(a)	124,248
83,504	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.270%, 7/15/2044(a)	86,899
Principal Amount	Description	Value (†)
	ABS Other — continued
$246,301	Volofin Finance DAC, Series 2024-1A, Class A, 5.935%, 6/15/2037(a)	$251,094
520,000	Zayo Issuer LLC, Series 2025-2A, Class A2, 5.953%, 6/20/2055(a)	535,076
		9,308,317
	ABS Residential Mortgage — 0.0%
1,093	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)(c)	1,034
	ABS Student Loan — 0.0%
53,101	Massachusetts Educational Financing Authority, Series 2018-A, Class A, 3.850%, 5/25/2033	52,627
28,232	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170%, 9/16/2069(a)	26,504
		79,131
	Aerospace & Defense — 0.3%
475,000	BAE Systems PLC, 5.125%, 3/26/2029(a)	489,188
360,000	Lockheed Martin Corp., 4.400%, 8/15/2030	362,812
		852,000
	Agency Commercial Mortgage-Backed Securities — 0.9%
1,700,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	1,727,693
552,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	545,135
		2,272,828
	Automotive — 2.9%
820,000	Daimler Truck Finance North America LLC, 5.375%, 1/13/2032(a)	843,319
665,000	Denso Corp., 1.239%, 9/16/2026(a)	646,516
285,000	General Motors Co., 5.625%, 4/15/2030	295,466
225,000	General Motors Financial Co., Inc., 5.050%, 4/04/2028	228,617
270,000	General Motors Financial Co., Inc., 6.050%, 10/10/2025	270,099
435,000	Honda Motor Co. Ltd., 4.688%, 7/08/2030	438,836
155,000	Hyundai Capital America, 4.250%, 9/18/2028(a)	154,645
375,000	Hyundai Capital America, 5.150%, 3/27/2030(a)	382,659
345,000	LKQ Corp., 5.750%, 6/15/2028	356,592
745,000	Mercedes-Benz Finance North America LLC, 4.650%, 4/01/2027(a)	750,384
280,000	Stellantis Finance U.S., Inc., 6.450%, 3/18/2035(a)	287,019
490,000	Stellantis Financial Services U.S. Corp., 4.950%, 9/15/2028(a)	489,871
530,000	Toyota Motor Credit Corp., 4.650%, 9/03/2032	533,611
350,000	Toyota Motor Credit Corp., 5.050%, 5/16/2029	361,166
495,000	Volkswagen Group of America Finance LLC, 4.850%, 9/11/2030(a)	497,065
640,000	Volkswagen Group of America Finance LLC, 5.250%, 3/22/2029(a)	653,357
		7,189,222
	Banking — 14.5%
400,000	ABN AMRO Bank NV, (fixed rate to 9/18/2026, variable rate thereafter), 6.339%, 9/18/2027(a)	407,775
725,000	Ally Financial, Inc., (fixed rate to 7/31/2032, variable rate thereafter), 5.548%, 7/31/2033	727,685
190,000	Ally Financial, Inc., (fixed rate to 5/15/2028, variable rate thereafter), 5.737%, 5/15/2029	194,481
See accompanying notes to financial statements.
| 28

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$325,000	ANZ New Zealand International Ltd., 5.355%, 8/14/2028(a)	$336,288
235,000	Bank of Montreal, (fixed rate to 1/27/2028, variable rate thereafter), 5.004%, 1/27/2029	239,575
550,000	Bank of New York Mellon Corp., (fixed rate to 2/11/2030, variable rate thereafter), 4.942%, 2/11/2031	564,925
250,000	Bank of New Zealand, 2.285%, 1/27/2027(a)	244,368
835,000	Bank of Nova Scotia, (fixed rate to 9/15/2030, variable rate thereafter), 4.338%, 9/15/2031	828,801
550,000	Banque Federative du Credit Mutuel SA, 5.538%, 1/22/2030(a)	572,641
1,180,000	Barclays PLC, (fixed rate to 11/11/2028, variable rate thereafter), 4.476%, 11/11/2029	1,182,085
595,000	Canadian Imperial Bank of Commerce, (fixed rate to 3/31/2028, variable rate thereafter), 4.857%, 3/30/2029	604,228
330,000	Canadian Imperial Bank of Commerce, 5.237%, 6/28/2027	336,580
235,000	Capital One Financial Corp., (fixed rate to 9/11/2030, variable rate thereafter), 4.493%, 9/11/2031	233,099
405,000	Capital One Financial Corp., (fixed rate to 10/29/2026, variable rate thereafter), 7.149%, 10/29/2027	417,126
580,000	Citibank NA, (fixed rate to 11/19/2026, variable rate thereafter), 4.876%, 11/19/2027	584,518
835,000	Citigroup, Inc., (fixed rate to 5/07/2027, variable rate thereafter), 4.643%, 5/07/2028	840,775
240,000	Citizens Financial Group, Inc., (fixed rate to 3/05/2030, variable rate thereafter), 5.253%, 3/05/2031	245,969
185,000	Comerica, Inc., (fixed rate to 1/30/2029, variable rate thereafter), 5.982%, 1/30/2030	192,520
340,000	Commonwealth Bank of Australia, MTN, 4.150%, 10/01/2030	339,890
560,000	Cooperatieve Rabobank UA, (fixed rate to 5/27/2030, variable rate thereafter), 4.990%, 5/27/2031(a)	571,827
845,000	Credit Agricole SA, (fixed rate to 9/25/2032, variable rate thereafter), 4.818%, 9/25/2033(a)	839,807
290,000	Credit Agricole SA, (fixed rate to 1/09/2028, variable rate thereafter), 5.230%, 1/09/2029(a)	295,563
570,000	Danske Bank AS, (fixed rate to 3/04/2030, variable rate thereafter), 5.019%, 3/04/2031(a)	580,771
260,000	Deutsche Bank AG, (fixed rate to 8/04/2030, variable rate thereafter), 4.950%, 8/04/2031	262,459
495,000	Deutsche Bank AG, (fixed rate to 5/09/2030, variable rate thereafter), 5.297%, 5/09/2031	507,060
235,000	DNB Bank ASA, (fixed rate to 11/05/2029, variable rate thereafter), 4.853%, 11/05/2030(a)	239,691
305,000	Federation des Caisses Desjardins du Quebec, 4.565%, 8/26/2030(a)	306,687
505,000	Federation des Caisses Desjardins du Quebec, 5.700%, 3/14/2028(a)	523,766
250,000	Fifth Third Bank NA, (fixed rate to 1/28/2027, variable rate thereafter), 4.967%, 1/28/2028	252,524
590,000	Goldman Sachs Bank USA, (fixed rate to 5/21/2026, variable rate thereafter), 5.414%, 5/21/2027	594,529
280,000	Goldman Sachs Group, Inc., (fixed rate to 7/23/2029, variable rate thereafter), 5.049%, 7/23/2030	287,018
585,000	HSBC Holdings PLC, (fixed rate to 11/19/2027, variable rate thereafter), 5.130%, 11/19/2028	595,429
Principal Amount	Description	Value (†)
	Banking — continued
$570,000	HSBC Holdings PLC, (fixed rate to 5/13/2030, variable rate thereafter), 5.240%, 5/13/2031	$586,559
210,000	HSBC USA, Inc., 4.650%, 6/03/2028	212,970
235,000	Huntington Bancshares, Inc., (fixed rate to 1/15/2030, variable rate thereafter), 5.272%, 1/15/2031	242,207
210,000	Huntington Bancshares, Inc., (fixed rate to 8/21/2028, variable rate thereafter), 6.208%, 8/21/2029	221,012
305,000	ING Groep NV, (fixed rate to 3/25/2028, variable rate thereafter), 4.858%, 3/25/2029	309,043
550,000	JPMorgan Chase & Co., (fixed rate to 6/01/2028, variable rate thereafter), 2.069%, 6/01/2029	521,884
515,000	JPMorgan Chase & Co., (fixed rate to 1/24/2030, variable rate thereafter), 5.140%, 1/24/2031	531,856
415,000	JPMorgan Chase & Co., (fixed rate to 7/23/2035, variable rate thereafter), 5.576%, 7/23/2036	430,223
230,000	JPMorgan Chase & Co., (fixed rate to 4/22/2029, variable rate thereafter), 5.581%, 4/22/2030	240,232
670,000	KBC Group NV, (fixed rate to 9/23/2030, variable rate thereafter), 4.454%, 9/23/2031(a)	666,452
375,000	Lloyds Banking Group PLC, (fixed rate to 6/13/2028, variable rate thereafter), 4.818%, 6/13/2029	380,235
240,000	M&T Bank Corp., (fixed rate to 7/08/2030, variable rate thereafter), 5.179%, 7/08/2031	245,786
365,000	Mitsubishi UFJ Financial Group, Inc., (fixed rate to 9/12/2035, variable rate thereafter), 5.188%, 9/12/2036	370,881
575,000	Mizuho Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.711%, 7/08/2031	581,769
920,000	Morgan Stanley, (fixed rate to 10/18/2029, variable rate thereafter), 4.654%, 10/18/2030	930,056
350,000	Morgan Stanley, (fixed rate to 1/15/2030, variable rate thereafter), 5.230%, 1/15/2031	361,252
665,000	Morgan Stanley Bank NA, (fixed rate to 5/26/2027, variable rate thereafter), 5.504%, 5/26/2028	679,656
465,000	Morgan Stanley Private Bank NA, (fixed rate to 7/18/2030, variable rate thereafter), 4.734%, 7/18/2031	471,944
355,000	National Bank of Canada, 4.500%, 10/10/2029	358,113
480,000	Nationwide Building Society, 4.351%, 9/30/2030(a)	478,200
330,000	Nationwide Building Society, (fixed rate to 7/14/2028, variable rate thereafter), 4.649%, 7/14/2029(a)	332,696
485,000	Nationwide Building Society, 5.127%, 7/29/2029(a)	499,598
430,000	NatWest Markets PLC, 4.789%, 3/21/2028(a)	437,537
445,000	Nordea Bank Abp, 4.375%, 9/10/2029(a)	451,282
235,000	Norinchukin Bank, 4.674%, 9/09/2030(a)	236,227
1,015,000	PNC Bank NA, (fixed rate to 7/21/2027, variable rate thereafter), 4.429%, 7/21/2028	1,020,138
1,000,000	Royal Bank of Canada, (fixed rate to 8/06/2028, variable rate thereafter), 4.498%, 8/06/2029	1,007,778
220,000	Royal Bank of Canada, GMTN,(fixed rate to 2/04/2030, variable rate thereafter), 5.153%, 2/04/2031	226,652
230,000	Santander U.K. Group Holdings PLC, (fixed rate to 9/22/2035, variable rate thereafter), 5.136%, 9/22/2036	227,856
730,000	Skandinaviska Enskilda Banken AB, 4.500%, 9/03/2030(a)	731,644
See accompanying notes to financial statements.
29 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Banking — continued
$480,000	Societe Generale SA, (fixed rate to 5/22/2030, variable rate thereafter), 5.512%, 5/22/2031(a)	$493,756
275,000	Standard Chartered PLC, (fixed rate to 8/12/2035, variable rate thereafter), 5.400%, 8/12/2036(a)	279,039
275,000	Sumitomo Mitsui Financial Group, Inc., (fixed rate to 7/08/2030, variable rate thereafter), 4.660%, 7/08/2031	278,050
400,000	Sumitomo Mitsui Trust Bank Ltd., 5.200%, 3/07/2027(a)	406,283
425,000	Svenska Handelsbanken AB, 4.375%, 5/23/2028(a)	429,485
380,000	Swedbank AB, 5.407%, 3/14/2029(a)	393,275
325,000	Swedbank AB, 6.136%, 9/12/2026(a)	331,051
145,000	Synchrony Financial, (fixed rate to 3/06/2030, variable rate thereafter), 5.450%, 3/06/2031	147,750
240,000	Synchrony Financial, (fixed rate to 8/02/2029, variable rate thereafter), 5.935%, 8/02/2030	248,768
925,000	Toronto-Dominion Bank, MTN, 4.574%, 6/02/2028	937,051
485,000	Truist Bank, (fixed rate to 7/24/2027, variable rate thereafter), 4.420%, 7/24/2028	487,069
340,000	Truist Financial Corp., MTN, (fixed rate to 5/20/2030, variable rate thereafter), 5.071%, 5/20/2031	348,600
335,000	UBS AG, 5.000%, 7/09/2027	340,637
450,000	Wells Fargo & Co., MTN, (fixed rate to 4/22/2027, variable rate thereafter), 5.707%, 4/22/2028	460,456
330,000	Westpac Banking Corp., 5.050%, 4/16/2029	340,627
590,000	Westpac New Zealand Ltd., 4.938%, 2/27/2030(a)	604,903
		35,468,998
	Brokerage — 1.5%
170,000	Apollo Global Management, Inc., 5.150%, 8/12/2035	170,848
125,000	BGC Group, Inc., 6.150%, 4/02/2030(a)	128,067
310,000	Cantor Fitzgerald LP, 7.200%, 12/12/2028(a)	331,203
195,000	Carlyle Group, Inc., 5.050%, 9/19/2035	194,318
255,000	Citadel Securities Global Holdings LLC, 5.500%, 6/18/2030(a)	261,721
285,000	Jefferies Financial Group, Inc., 5.875%, 7/21/2028	296,731
605,000	KKR & Co., Inc., 5.100%, 8/07/2035	606,094
230,000	LPL Holdings, Inc., 5.150%, 6/15/2030	234,095
275,000	Marex Group PLC, 5.829%, 5/08/2028	278,992
260,000	Marex Group PLC, 6.404%, 11/04/2029	268,092
605,000	Raymond James Financial, Inc., 4.900%, 9/11/2035	598,368
420,000	TPG Operating Group II LP, 5.375%, 1/15/2036	421,083
		3,789,612
	Cable Satellite — 0.1%
260,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 6.100%, 6/01/2029	272,842
	Chemicals — 0.6%
240,000	Cabot Corp., 4.000%, 7/01/2029	236,714
515,000	Dow Chemical Co., 4.800%, 1/15/2031	512,840
270,000	Eastman Chemical Co., 5.000%, 8/01/2029	274,959
400,000	Orbia Advance Corp. SAB de CV, 6.800%, 5/13/2030(a)	416,001
		1,440,514
	Collateralized Mortgage Obligations — 0.5%
38,990	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.942%, 7/20/2064(b)	38,998
39,316	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.966%, 7/20/2064(b)	39,326
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$131	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	$119
24,797	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	24,110
102,704	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.386%, 2/20/2066(b)	103,100
648,836	Government National Mortgage Association, Series 2018-H17, Class JA, 3.750%, 9/20/2068(b)	627,208
60,530	Government National Mortgage Association, Series 2019-H01, Class FL, 1 mo. USD SOFR + 0.564%, 4.916%, 12/20/2068(b)	60,495
46,051	Government National Mortgage Association, Series 2019-H01, Class FT, 1 mo. USD SOFR + 0.514%, 4.866%, 10/20/2068(b)	46,000
184,724	Government National Mortgage Association, Series 2019-H10, Class FM, 1 mo. USD SOFR + 0.514%, 4.866%, 5/20/2069(b)	184,490
		1,123,846
	Construction Machinery — 0.6%
1,125,000	CNH Industrial Capital LLC, 4.500%, 10/16/2030	1,122,648
285,000	CNH Industrial Capital LLC, 4.750%, 3/21/2028	288,177
		1,410,825
	Consumer Cyclical Services — 0.1%
325,000	Block Financial LLC, 5.375%, 9/15/2032	327,614
	Diversified Manufacturing — 0.6%
445,000	Amphenol Corp., 4.375%, 6/12/2028	449,024
450,000	Honeywell International, Inc., 4.700%, 2/01/2030	458,725
310,000	Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.500%, 4/19/2029	322,740
270,000	Weir Group, Inc., 5.350%, 5/06/2030(a)	277,761
		1,508,250
	Electric — 2.4%
285,000	Alliant Energy Finance LLC, 5.400%, 6/06/2027(a)	288,516
425,000	Ameren Corp., 5.000%, 1/15/2029	434,422
150,000	Capital Power U.S. Holdings, Inc., 5.257%, 6/01/2028(a)	152,850
165,000	CenterPoint Energy, Inc., (fixed rate to 1/01/2031, variable rate thereafter), 5.950%, 4/01/2056	165,000
350,000	CenterPoint Energy, Inc., (fixed rate to 2/15/2030, variable rate thereafter), 6.700%, 5/15/2055	361,448
120,000	Consolidated Edison Co. of New York, Inc., Series B, 2.900%, 12/01/2026	118,074
335,000	Dominion Energy, Inc., 4.600%, 5/15/2028	338,371
350,000	Dominion Energy, Inc., (fixed rate to 11/15/2030, variable rate thereafter), 6.000%, 2/15/2056	352,504
265,000	DTE Energy Co., 4.950%, 7/01/2027	268,373
720,000	Enel Finance International NV, 4.375%, 9/30/2030(a)	715,103
280,000	Liberty Utilities Co., 5.577%, 1/31/2029(a)	288,719
365,000	National Rural Utilities Cooperative Finance Corp., MTN, 5.600%, 11/13/2026	370,935
118,000	National Rural Utilities Cooperative Finance Corp., 3 mo. USD SOFR + 3.172%, 7.482%, 4/30/2043(b)	117,467
280,000	NextEra Energy Capital Holdings, Inc., 4.685%, 9/01/2027	283,045
300,000	NSTAR Electric Co., 4.850%, 3/01/2030	307,326
125,000	Pacific Gas & Electric Co., 5.000%, 6/04/2028	126,741
235,000	Public Service Co. of New Hampshire, 4.400%, 7/01/2028	237,298
260,000	RWE Finance U.S. LLC, 5.125%, 9/18/2035(a)	256,456
See accompanying notes to financial statements.
| 30

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Electric — continued
$125,000	Southern Power Co., Series A, 4.250%, 10/01/2030	$124,246
275,000	Wisconsin Electric Power Co., 4.150%, 10/15/2030	273,838
135,000	Wisconsin Public Service Corp., 4.550%, 12/01/2029	137,140
100,000	Xcel Energy, Inc., 4.750%, 3/21/2028	101,233
		5,819,105
	Finance Companies — 3.5%
275,000	Aircastle Ltd., 2.850%, 1/26/2028(a)	265,174
190,000	Aircastle Ltd., 6.500%, 7/18/2028(a)	199,659
150,000	Apollo Debt Solutions BDC, 5.875%, 8/30/2030(a)	152,632
85,000	Apollo Debt Solutions BDC, 6.550%, 3/15/2032(a)	89,198
235,000	ARES Capital Corp., 5.800%, 3/08/2032	239,376
230,000	ARES Strategic Income Fund, 5.700%, 3/15/2028	233,225
230,000	Aviation Capital Group LLC, 5.125%, 4/10/2030(a)	233,489
410,000	Avolon Holdings Funding Ltd., 4.950%, 1/15/2028(a)	414,116
560,000	Avolon Holdings Funding Ltd., 4.950%, 10/15/2032(a)	553,239
295,000	Bain Capital Specialty Finance, Inc., 2.550%, 10/13/2026	288,757
75,000	Bain Capital Specialty Finance, Inc., 5.950%, 3/15/2030	75,384
315,000	Barings BDC, Inc., 5.200%, 9/15/2028	312,768
265,000	Blue Owl Capital Corp., 8.450%, 11/15/2026	274,529
215,000	Blue Owl Credit Income Corp., 7.950%, 6/13/2028	230,286
105,000	Blue Owl Technology Finance Corp., 4.750%, 12/15/2025(a)	104,736
285,000	Blue Owl Technology Finance Corp., 6.750%, 4/04/2029	294,039
200,000	Carlyle Secured Lending, Inc., 5.750%, 2/15/2031	198,834
95,000	FS KKR Capital Corp., 6.125%, 1/15/2030	94,576
5,000	FS KKR Capital Corp., 6.125%, 1/15/2031	4,954
240,000	FS KKR Capital Corp., 7.875%, 1/15/2029	252,134
190,000	GATX Corp., 5.400%, 3/15/2027	192,750
335,000	Golub Capital BDC, Inc., 2.500%, 8/24/2026	329,113
25,000	Golub Capital BDC, Inc., 6.000%, 7/15/2029	25,545
195,000	Golub Capital BDC, Inc., 7.050%, 12/05/2028	206,127
75,000	Golub Capital Private Credit Fund, 5.450%, 8/15/2028(a)	75,392
325,000	Hercules Capital, Inc., 3.375%, 1/20/2027	318,944
45,000	Hercules Capital, Inc., 6.000%, 6/16/2030	45,898
200,000	HPS Corporate Lending Fund, 5.450%, 1/14/2028	201,819
185,000	HPS Corporate Lending Fund, 5.450%, 11/15/2030(a)	184,875
130,000	HPS Corporate Lending Fund, 6.250%, 9/30/2029	134,193
240,000	Macquarie Airfinance Holdings Ltd., 5.200%, 3/27/2028(a)	244,089
370,000	Main Street Capital Corp., 3.000%, 7/14/2026	365,017
110,000	Main Street Capital Corp., 5.400%, 8/15/2028	110,445
40,000	Main Street Capital Corp., 6.500%, 6/04/2027	40,877
455,000	Mitsubishi HC Finance America LLC, 5.150%, 10/24/2029(a)	465,710
160,000	Morgan Stanley Direct Lending Fund, 6.000%, 5/19/2030	164,025
105,000	MSD Investment Corp., 6.250%, 5/31/2030(a)	106,339
110,000	New Mountain Finance Corp., 6.200%, 10/15/2027	112,244
150,000	New Mountain Finance Corp., 6.875%, 2/01/2029	154,097
135,000	North Haven Private Income Fund LLC, 5.125%, 9/25/2028(a)	134,302
75,000	Oaktree Strategic Credit Fund, 6.190%, 7/15/2030(a)	76,622
230,000	Sixth Street Lending Partners, 6.500%, 3/11/2029	239,084
		8,438,612
	Financial Other — 0.1%
250,000	Atlas Warehouse Lending Co. LP, 6.250%, 1/15/2030(a)	257,052
Principal Amount	Description	Value (†)
	Food & Beverage — 1.2%
$445,000	Bacardi-Martini BV, 5.550%, 2/01/2030(a)	$459,642
795,000	Conagra Brands, Inc., 5.300%, 10/01/2026	803,087
310,000	Constellation Brands, Inc., 4.800%, 1/15/2029	314,856
215,000	General Mills, Inc., 4.875%, 1/30/2030	219,493
640,000	Pernod Ricard International Finance LLC, 1.250%, 4/01/2028(a)	595,842
435,000	Suntory Holdings Ltd., 5.124%, 6/11/2029(a)	446,261
		2,839,181
	Gaming — 0.3%
435,000	Las Vegas Sands Corp., 5.625%, 6/15/2028	444,722
180,000	VICI Properties LP, 4.750%, 4/01/2028	181,877
		626,599
	Government Owned - No Guarantee — 0.2%
445,000	Antares Holdings LP, 3.750%, 7/15/2027(a)	432,692
	Health Care REITs — 0.1%
355,000	Omega Healthcare Investors, Inc., 5.200%, 7/01/2030	360,403
	Health Insurance — 0.2%
530,000	Elevance Health, Inc., 4.000%, 9/15/2028	527,683
	Healthcare — 1.5%
630,000	Cardinal Health, Inc., 5.000%, 11/15/2029	645,997
830,000	CVS Health Corp., 5.450%, 9/15/2035	844,610
275,000	Illumina, Inc., 4.650%, 9/09/2026	276,260
320,000	IQVIA, Inc., 5.700%, 5/15/2028	330,144
905,000	Thermo Fisher Scientific, Inc., 4.473%, 10/07/2032	905,139
195,000	Universal Health Services, Inc., 4.625%, 10/15/2029	194,810
450,000	Zimmer Biomet Holdings, Inc., 5.050%, 2/19/2030	462,742
		3,659,702
	Home Construction — 0.1%
150,000	Lennar Corp., 5.200%, 7/30/2030	154,493
	Hybrid ARMs — 0.0%
8,966	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.225%, 6.479%, 1/01/2035(b)	9,237
15,375	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.500%, 6.734%, 5/01/2036(b)	15,904
		25,141
	Independent Energy — 0.1%
330,000	APA Corp., 6.100%, 2/15/2035	337,260
	Integrated Energy — 0.1%
340,000	Chevron USA, Inc., 4.687%, 4/15/2030	347,921
	Life Insurance — 5.7%
205,000	American National Global Funding, 5.250%, 6/03/2030(a)	209,045
260,000	American National Global Funding, 5.550%, 1/28/2030(a)	267,830
230,000	American National Group, Inc., 6.000%, 7/15/2035	234,796
195,000	Athene Global Funding, 4.830%, 5/09/2028(a)	197,286
595,000	Athene Global Funding, 5.380%, 1/07/2030(a)	613,385
95,000	Athene Global Funding, 5.543%, 8/22/2035(a)	96,272
400,000	Brighthouse Financial Global Funding, 5.550%, 4/09/2027(a)	406,711
585,000	CNO Global Funding, 2.650%, 1/06/2029(a)	553,372
370,000	CNO Global Funding, 4.375%, 9/08/2028(a)	370,155
260,000	Corebridge Global Funding, 5.200%, 6/24/2029(a)	266,917
255,000	Equitable America Global Funding, 4.700%, 9/15/2032(a)	253,654
440,000	Equitable America Global Funding, 4.950%, 6/09/2030(a)	448,793
See accompanying notes to financial statements.
31 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Life Insurance — continued
$165,000	F&G Global Funding, 4.650%, 9/08/2028(a)	$165,584
250,000	Fortitude Global Funding, 4.625%, 10/06/2028(a)	250,158
135,000	Fortitude Group Holdings LLC, 6.250%, 4/01/2030(a)	140,170
210,000	GA Global Funding Trust, 2.250%, 1/06/2027(a)	204,788
370,000	GA Global Funding Trust, 5.500%, 4/01/2032(a)	379,723
355,000	Jackson National Life Global Funding, 4.550%, 9/09/2030(a)	355,361
465,000	Jackson National Life Global Funding, 4.700%, 6/05/2028(a)	470,239
325,000	Lincoln Financial Global Funding, 4.625%, 5/28/2028(a)	328,338
820,000	MassMutual Global Funding II, 4.950%, 1/10/2030(a)	840,834
570,000	Mutual of Omaha Cos Global Funding, 5.000%, 4/01/2030(a)	582,389
125,000	New York Life Global Funding, 4.150%, 7/25/2028(a)	125,516
450,000	New York Life Global Funding, 5.000%, 6/06/2029(a)	462,770
475,000	NLG Global Funding, 4.350%, 9/15/2030(a)	470,022
240,000	NLG Global Funding, 5.400%, 1/23/2030(a)	248,638
465,000	Northwestern Mutual Global Funding, 4.900%, 6/12/2028(a)	475,597
510,000	Pacific Life Global Funding II, 4.850%, 2/10/2030(a)	520,029
395,000	Pricoa Global Funding I, 4.750%, 8/26/2032(a)	398,980
480,000	Principal Life Global Funding II, 5.100%, 1/25/2029(a)	492,354
380,000	Protective Life Global Funding, 5.215%, 6/12/2029(a)	393,232
290,000	Reliance Standard Life Global Funding II, 5.243%, 2/02/2026(a)	290,467
610,000	RGA Global Funding, 5.000%, 8/25/2032(a)	613,367
580,000	Sammons Financial Group Global Funding, 4.950%, 6/12/2030(a)	588,450
330,000	SBL Holdings, Inc., 5.900%, 9/26/2028(a)	331,377
345,000	SBL Holdings, Inc., 7.200%, 10/30/2034(a)	345,919
480,000	Western-Southern Global Funding, 4.500%, 7/16/2028(a)	483,123
		13,875,641
	Lodging — 0.3%
295,000	Hyatt Hotels Corp., 5.250%, 6/30/2029	302,557
360,000	Marriott International, Inc., 5.550%, 10/15/2028	373,842
		676,399
	Media Entertainment — 0.2%
385,000	Take-Two Interactive Software, Inc., 4.950%, 3/28/2028	391,941
120,000	Take-Two Interactive Software, Inc., 5.400%, 6/12/2029	124,242
		516,183
	Metals & Mining — 0.3%
205,000	Glencore Funding LLC, 5.186%, 4/01/2030(a)	211,209
590,000	Rio Tinto Finance USA PLC, 4.875%, 3/14/2030	604,606
		815,815
	Midstream — 0.8%
180,000	Enterprise Products Operating LLC, 4.600%, 1/15/2031	181,867
460,000	Kinder Morgan, Inc., 5.100%, 8/01/2029	472,719
412,000	ONEOK, Inc., 5.400%, 10/15/2035	413,549
205,000	Plains All American Pipeline LP/PAA Finance Corp., 5.600%, 1/15/2036	207,576
600,000	Williams Cos., Inc., 5.400%, 3/02/2026	602,702
		1,878,413
Principal Amount	Description	Value (†)
	Mortgage Related — 0.5%
$118	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	$117
4,779	Government National Mortgage Association, 3.890%, 5/20/2062(b)	4,678
2,496	Government National Mortgage Association, 3.890%, 10/20/2062(b)	2,462
13,136	Government National Mortgage Association, 4.015%, 4/20/2063(b)	12,968
25,918	Government National Mortgage Association, 4.161%, 9/20/2066(b)	25,688
57,345	Government National Mortgage Association, 4.217%, 10/20/2066(b)	57,016
44,973	Government National Mortgage Association, 4.339%, 10/20/2066(b)	44,769
17,880	Government National Mortgage Association, 4.366%, 11/20/2066(b)	17,811
6,156	Government National Mortgage Association, 4.390%, 6/20/2066(b)	6,139
44,966	Government National Mortgage Association, 4.394%, 11/20/2066(b)	44,759
665	Government National Mortgage Association, 4.409%, 11/20/2064(b)	655
34,734	Government National Mortgage Association, 4.487%, 8/20/2066(b)	34,629
29,351	Government National Mortgage Association, 4.547%, 10/20/2066(b)	29,249
236,905	Government National Mortgage Association, 4.568%, 7/20/2067(b)	236,174
33,605	Government National Mortgage Association, 4.620%, 9/20/2066(b)	33,534
534,838	Government National Mortgage Association, 4.689%, 4/20/2067(b)	533,391
137,022	Government National Mortgage Association, 4.700%, 1/20/2067(b)	136,639
		1,220,678
	Natural Gas — 0.2%
380,000	NiSource, Inc., 5.200%, 7/01/2029	391,896
155,000	Sempra, 5.400%, 8/01/2026	156,366
		548,262
	Non-Agency Commercial Mortgage-Backed Securities — 7.9%
105,000	ALA Trust, Series 2025-OANA, Class A, 1 mo. USD SOFR + 1.743%, 5.894%, 6/15/2040(a)(b)	105,525
270,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	249,099
870,000	Bank, Series 2021-BN37, Class A5, 2.618%, 11/15/2064(b)	773,965
635,000	Bank5, Series 2023-5YR3, Class A3, 6.724%, 9/15/2056(b)	674,504
333,261	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	351,537
985,000	Bank5 Trust, Series 2024-5YR6, Class A3, 6.225%, 5/15/2057	1,040,349
660,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.406%, 10/15/2037(a)(b)	659,794
865,000	BBCMS Mortgage Trust, Series 2021-C12, Class A5, 2.689%, 11/15/2054	771,668
285,000	Benchmark Mortgage Trust, Series 2020-B16, Class A5, 2.732%, 2/15/2053	264,974
520,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.812%, 5/15/2055(b)	537,483
See accompanying notes to financial statements.
| 32

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$520,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	$516,166
395,000	BX Trust, Series 2024-VLT4, Class A, 1 mo. USD SOFR + 1.491%, 5.642%, 6/15/2041(a)(b)	395,247
810,000	BX Trust, Series 2025-VLT7, Class A, 1 mo. USD SOFR + 1.700%, 5.850%, 7/15/2044(a)(b)	811,707
434,745	CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.865%, 1/10/2048	433,689
361,996	CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.283%, 5/10/2058	360,357
595,000	CHI Commercial Mortgage Trust, Series 2025-SFT, Class A, 5.665%, 4/15/2042(a)(b)	609,917
992,138	Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.314%, 4/10/2049	987,685
540,000	Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A4, 3.102%, 12/15/2072	511,476
330,506	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	321,003
518,410	Commercial Mortgage Trust, Series 2016-DC2, Class A5, 3.765%, 2/10/2049	516,836
100,000	Commercial Mortgage Trust, Series 2024-CBM, Class A2, 5.867%, 12/10/2041(a)(b)	101,867
795,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class A2, 3.953%, 9/15/2037(a)	726,431
470,000	CSAIL Commercial Mortgage Trust, Series 2019-C18, Class A4, 2.968%, 12/15/2052	441,928
335,000	DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314%, 9/12/2040(a)	346,901
100,000	Extended Stay America Trust, Series 2025-ESH, Class A, 1 mo. USD SOFR + 1.300%, 5.450%, 10/15/2042(a)(b)	100,000
577,208	GS Mortgage Securities Corp. Trust, Series 2012-BWTR, Class A, 2.954%, 11/05/2034(a)	494,894
440,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class A, 3.668%, 3/05/2033(a)(b)	371,800
365,000	GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class A, 4.466%, 9/10/2038(a)(b)	364,345
245,000	GS Mortgage Securities Trust, Series 2020-GC45, Class A5, 2.911%, 2/13/2053	229,541
180,000	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10, 4.155%, 8/05/2034(a)	179,803
31,965	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	31,937
255,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2025-BMS, Class A, 1 mo. USD SOFR + 1.600%, 5.750%, 1/15/2042(a)(b)	254,509
575,000	JPMCC Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4, 3.386%, 6/13/2052	542,611
19,017	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4, 3.306%, 4/15/2048	18,685
550,000	Morgan Stanley Capital I Trust, Series 2020-L4, Class A3, 2.698%, 2/15/2053	511,504
845,000	New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.910%, 10/20/2061(a)	704,854
465,000	SCOTT Trust, Series 2023-SFS, Class A, 5.910%, 3/10/2040(a)	478,196
980,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.700%, 2/15/2039(a)(b)	977,888
210,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	210,526
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$201,109	Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426%, 3/15/2059	$200,141
490,000	Wells Fargo Commercial Mortgage Trust, Series 2020-C58, Class A4, 2.092%, 7/15/2053	436,469
825,000	Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.000%, 4/15/2055(b)	789,171
		19,406,982
	Office REITs — 0.1%
140,000	COPT Defense Properties LP, 4.500%, 10/15/2030	139,077
	Oil Field Services — 0.1%
240,000	Helmerich & Payne, Inc., 5.500%, 12/01/2034	235,160
	Other REITs — 0.4%
195,000	Extra Space Storage LP, 5.700%, 4/01/2028	201,398
305,000	Public Storage Operating Co., 4.375%, 7/01/2030	306,405
375,000	W.P. Carey, Inc., 4.650%, 7/15/2030	377,215
		885,018
	Packaging — 0.3%
375,000	Amcor Flexibles North America, Inc., 4.800%, 3/17/2028	379,205
335,000	Amcor Group Finance PLC, 5.450%, 5/23/2029	346,116
		725,321
	Pharmaceuticals — 0.7%
455,000	GlaxoSmithKline Capital, Inc., 4.500%, 4/15/2030	460,504
835,000	Merck & Co., Inc., 4.950%, 9/15/2035	844,540
170,000	Royalty Pharma PLC, 5.200%, 9/25/2035	169,856
260,000	Zoetis, Inc., 5.000%, 8/17/2035	262,595
		1,737,495
	Property & Casualty Insurance — 1.0%
130,000	American Financial Group, Inc., 5.000%, 9/23/2035	127,373
270,000	Brown & Brown, Inc., 4.700%, 6/23/2028	272,578
435,000	Chubb INA Holdings LLC, 4.650%, 8/15/2029	443,556
210,000	Chubb INA Holdings LLC, 4.900%, 8/15/2035	211,249
400,000	Enact Holdings, Inc., 6.250%, 5/28/2029	418,253
370,000	Essent Group Ltd., 6.250%, 7/01/2029	387,580
275,000	SiriusPoint Ltd., 7.000%, 4/05/2029	290,673
240,000	Trustage Financial Group, Inc., 4.625%, 4/15/2032(a)	229,916
		2,381,178
	Refining — 0.2%
175,000	Marathon Petroleum Corp., 5.150%, 3/01/2030	179,862
355,000	Raizen Fuels Finance SA, 6.250%, 7/08/2032(a)	346,480
		526,342
	Restaurants — 0.1%
330,000	Darden Restaurants, Inc., 4.550%, 10/15/2029	331,734
	Retail REITs — 0.1%
200,000	Essential Properties LP, 5.400%, 12/01/2035	200,750
	Retailers — 1.1%
545,000	Alimentation Couche-Tard, Inc., 4.148%, 9/29/2028(a)	545,047
290,000	AutoNation, Inc., 4.500%, 10/01/2025	290,000
525,000	AutoZone, Inc., 5.050%, 7/15/2026	528,937
370,000	Genuine Parts Co., 4.950%, 8/15/2029	376,529
555,000	Lowe's Cos., Inc., 4.850%, 10/15/2035	550,408
510,000	PVH Corp., 5.500%, 6/13/2030	519,516
		2,810,437
See accompanying notes to financial statements.
33 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
Principal Amount	Description	Value (†)
	Sovereigns — 0.4%
$355,000	Mexico Government International Bonds, 5.375%, 3/22/2033	$353,935
490,000	Mexico Government International Bonds, 5.850%, 7/02/2032	505,876
		859,811
	Technology — 2.8%
460,000	Analog Devices, Inc., 4.250%, 6/15/2028	463,222
340,000	Arrow Electronics, Inc., 5.150%, 8/21/2029	348,069
305,000	Avnet, Inc., 6.250%, 3/15/2028	317,394
270,000	Broadcom, Inc., 4.200%, 10/15/2030	269,539
415,000	Broadcom, Inc., 4.600%, 7/15/2030	421,274
565,000	Broadcom, Inc., 5.050%, 7/12/2029	581,999
400,000	CDW LLC/CDW Finance Corp., 3.276%, 12/01/2028	386,400
570,000	CGI, Inc., 4.950%, 3/14/2030(a)	580,291
425,000	Dell International LLC/EMC Corp., 4.750%, 10/06/2032	423,100
315,000	Equifax, Inc., 4.800%, 9/15/2029	320,108
250,000	Equifax, Inc., 5.100%, 6/01/2028	255,575
250,000	Flex Ltd., 6.000%, 1/15/2028	258,271
455,000	Hewlett Packard Enterprise Co., 4.400%, 10/15/2030	452,238
250,000	Microchip Technology, Inc., 5.050%, 2/15/2030	255,657
350,000	Micron Technology, Inc., 6.750%, 11/01/2029	380,468
245,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 4.300%, 8/19/2028	245,350
315,000	Oracle Corp., 5.200%, 9/26/2035	316,735
130,000	Roper Technologies, Inc., 4.250%, 9/15/2028	130,607
320,000	Tyco Electronics Group SA, 4.625%, 2/01/2030	324,732
		6,731,029
	Tobacco — 0.2%
400,000	Imperial Brands Finance PLC, 4.500%, 6/30/2028(a)	402,570
	Transportation Services — 0.5%
575,000	Element Fleet Management Corp., 5.037%, 3/25/2030(a)	586,534
170,000	J.B. Hunt Transport Services, Inc., 4.900%, 3/15/2030	173,489
350,000	Ryder System, Inc., GMTN, 4.950%, 9/01/2029	358,227
		1,118,250
	Treasuries — 24.8%
16,110,000	U.S. Treasury Notes, 3.500%, 9/30/2029	15,996,097
855,000	U.S. Treasury Notes, 3.625%, 8/31/2027	854,967
1,390,000	U.S. Treasury Notes, 3.625%, 8/31/2029	1,386,634
4,900,000	U.S. Treasury Notes, 3.625%, 8/31/2030	4,874,734
1,180,000	U.S. Treasury Notes, 3.750%, 6/30/2027	1,182,120
1,770,000	U.S. Treasury Notes, 3.875%, 7/31/2027	1,777,260
2,350,000	U.S. Treasury Notes, 3.875%, 6/30/2030	2,364,412
12,050,000	U.S. Treasury Notes, 3.875%, 7/31/2030	12,122,488
8,000,000	U.S. Treasury Notes, 4.125%, 11/30/2029	8,128,750
7,040,000	U.S. Treasury Notes, 4.250%, 5/15/2035	7,104,900
1,340,000	U.S. Treasury Notes, 4.250%, 8/15/2035	1,350,887
1,075,000	U.S. Treasury Notes, 4.375%, 12/31/2029	1,102,799
2,335,000	U.S. Treasury Notes, 4.625%, 2/15/2035	2,426,576
		60,672,624
	Utility Other — 0.2%
260,000	Essential Utilities, Inc., 4.800%, 8/15/2027	262,931
210,000	Essential Utilities, Inc., 5.250%, 8/15/2035	211,026
		473,957
Principal Amount	Description	Value (†)
	Wireless — 0.4%
$345,000	American Tower Corp., 5.350%, 3/15/2035	$354,305
265,000	Sitios Latinoamerica SAB de CV, 6.000%, 11/25/2029(a)	275,414
340,000	Softbank Corp., 4.699%, 7/09/2030(a)	342,594
		972,313
	Wirelines — 0.3%
635,000	NTT Finance Corp., 5.110%, 7/02/2029(a)	650,553
	Total Bonds and Notes (Identified Cost $238,918,549)	240,229,117

Short-Term Investments — 2.0%
4,938,371	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $4,938,734 on 10/01/2025 collateralized by $4,983,500 U.S. Treasury Note, 3.750% due 6/30/2027 valued at $5,037,318 including accrued interest (Note 2 of Notes to Financial Statements) (Identified Cost $4,938,371)	4,938,371
	Total Investments — 100.3% (Identified Cost $243,856,920)	245,167,488
	Other assets less liabilities — (0.3)%	(758,028)
	Net Assets — 100.0%	$244,409,460

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $80,555,415 or 33.0% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
| 34

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Intermediate Duration Bond Fund (continued)
At September 30, 2025, the Fund had the following open long futures contracts:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	12/31/2025	43	$4,689,633	$4,695,398	$5,765
Ultra 10 Year U.S. Treasury Notes Futures	12/19/2025	87	9,903,226	10,011,797	108,571
Total					$114,336
See accompanying notes to financial statements.
35 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund

Principal Amount	Description	Value (†)
Bonds and Notes — 95.6% of Net Assets
	ABS Car Loan — 2.8%
$3,220,000	Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, 3.830%, 8/21/2028(a)	$3,201,204
497,221	Carvana Auto Receivables Trust, Series 2021-N2, Class A2, 0.970%, 3/10/2028	488,932
68,908	Enterprise Fleet Financing LLC, Series 2022-3, Class A2, 4.380%, 7/20/2029(a)	68,915
3,915,000	Ford Credit Auto Owner Trust, Series 2025-1, Class A, 4.860%, 8/15/2037(a)(b)	4,016,504
655,000	GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, 6/12/2034(a)	637,633
1,555,000	Hertz Vehicle Financing III LLC, Series 2023-3A, Class A, 5.940%, 2/25/2028(a)	1,584,355
1,265,376	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A2, 5.120%, 3/15/2029(a)	1,284,229
2,745,074	NextGear Floorplan Master Owner Trust, Series 2024-2A, Class A2, 4.420%, 9/15/2029(a)	2,760,562
136,420	PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, 12/15/2028(a)	136,377
4,365,000	Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.820%, 4/25/2035(a)	4,353,541
441,357	Wheels Fleet Lease Funding 1 LLC, Series 2023-1A, Class A, 5.800%, 4/18/2038(a)	444,675
		18,976,927
	ABS Home Equity — 0.0%
3,647	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-60, Class 2A1, 4.322%, 3/25/2044(b)(c)	3,337
3,975	Federal National Mortgage Association, Series 2002-W10, Class A7, REMICS, 4.830%, 8/25/2042(b)(c)	3,769
		7,106
	ABS Other — 0.1%
279,210	BHG Securitization Trust, Series 2024-1CON, Class A, 5.810%, 4/17/2035(a)	287,315
140,257	MVW LLC, Series 2020-1A, Class A, 1.740%, 10/20/2037(a)	137,173
468,886	MVW LLC, Series 2024-1A, Class A, 5.320%, 2/20/2043(a)	478,544
		903,032
	ABS Student Loan — 0.7%
785,529	Navient Private Education Refi Loan Trust, Series 2019-FA, Class A2, 2.600%, 8/15/2068(a)	759,909
244,408	Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.690%, 5/15/2069(a)	231,997
980,988	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.060%, 10/15/2069(a)	894,427
2,392,059	Navient Private Education Refi Loan Trust, Series 2021-EA, Class A, 0.970%, 12/16/2069(a)	2,155,377
474,699	SMB Private Education Loan Trust, Series 2021-D, Class A1A, 1.340%, 3/17/2053(a)	447,165
		4,488,875
	Agency Commercial Mortgage-Backed Securities — 27.4%
2,580,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K064, Class A2, 3.224%, 3/25/2027	2,554,288
17,900,768	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K139, Class A1, 2.209%, 10/25/2031	16,866,283
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$9,154,437	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K531, Class AS, 30 day USD SOFR Average + 0.530%, 4.885%, 9/25/2029(b)	$9,138,691
10,350,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K540, Class A2, 4.513%, 2/25/2030(b)	10,518,602
8,345,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K546, Class A2, 4.361%, 5/25/2030	8,439,891
11,380,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K747, Class A2, 2.050%, 11/25/2028(b)	10,760,780
5,200,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K758, Class A2, 4.680%, 10/25/2031(b)	5,318,784
7,260,502	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KC06, Class A2, 2.541%, 8/25/2026	7,169,739
1,084,342	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F100, Class AS, 30 day USD SOFR Average + 0.180%, 4.535%, 1/25/2028(b)	1,078,989
3,413,689	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K-F121, Class AS, 30 day USD SOFR Average + 0.180%, 4.535%, 8/25/2028(b)	3,398,821
6,682,132	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF123, Class AS, 30 day USD SOFR Average + 0.200%, 4.555%, 9/25/2028(b)	6,620,743
264,078	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF72, Class A, 30 day USD SOFR Average + 0.614%, 4.969%, 10/25/2026(b)	263,995
232,250	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF74, Class AS, 1 mo. USD SOFR HCDC + 0.530%, 4.884%, 1/25/2027(b)	232,071
4,924,970	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AL, 30 day USD SOFR Average + 0.814%, 5.169%, 2/25/2027(b)	4,932,464
6,477,597	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF77, Class AS, 30 day USD SOFR Average + 0.900%, 5.255%, 2/25/2027(b)	6,524,922
15,311,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AL, 30 day USD SOFR Average + 0.914%, 5.269%, 3/25/2030(b)	15,384,122
15,311,266	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF78, Class AS, 30 day USD SOFR Average + 1.000%, 5.355%, 3/25/2030(b)	15,440,086
2,498,028	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AL, 30 day USD SOFR Average + 0.584%, 4.939%, 5/25/2030(b)	2,497,475
See accompanying notes to financial statements.
| 36

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$2,305,081	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF79, Class AS, 30 day USD SOFR Average + 0.580%, 4.935%, 5/25/2030(b)	$2,307,822
1,903,663	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AL, 30 day USD SOFR Average + 0.554%, 4.909%, 6/25/2030(b)	1,901,710
1,069,595	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF80, Class AS, 30 day USD SOFR Average + 0.510%, 4.865%, 6/25/2030(b)	1,067,447
411,275	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AL, 30 day USD SOFR Average + 0.474%, 4.829%, 6/25/2027(b)	410,923
308,456	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF81, Class AS, 30 day USD SOFR Average + 0.400%, 4.755%, 6/25/2027(b)	308,029
364,404	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AL, 30 day USD SOFR Average + 0.414%, 4.769%, 7/25/2030(b)	363,726
306,562	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF84, Class AS, 30 day USD SOFR Average + 0.320%, 4.675%, 7/25/2030(b)	303,936
116,921	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AL, 30 day USD SOFR Average + 0.414%, 4.769%, 8/25/2030(b)	116,600
311,685	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF85, Class AS, 30 day USD SOFR Average + 0.330%, 4.685%, 8/25/2030(b)	309,685
490,559	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AL, 30 day USD SOFR Average + 0.404%, 4.759%, 8/25/2027(b)	489,533
438,055	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF86, Class AS, 30 day USD SOFR Average + 0.320%, 4.675%, 8/25/2027(b)	436,523
239,216	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AL, 30 day USD SOFR Average + 0.394%, 4.749%, 10/25/2027(b)	238,826
287,213	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF93, Class AS, 30 day USD SOFR Average + 0.310%, 4.665%, 10/25/2027(b)	285,902
1,025,813	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KF97, Class AS, 30 day USD SOFR Average + 0.250%, 4.605%, 12/25/2030(b)	1,016,479
2,512,331	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ21, Class A2, 3.700%, 9/25/2026	2,499,986
3,627,794	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ26, Class A2, 2.606%, 7/25/2027	3,581,655
Principal Amount	Description	Value (†)
	Agency Commercial Mortgage-Backed Securities — continued
$7,165,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ37, Class A2, 2.333%, 11/25/2030	$6,696,276
16,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KJ42, Class A2, 4.118%, 11/25/2032	16,283,912
8,421,159	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS12, Class A, 30 day USD SOFR Average + 0.764%, 5.119%, 8/25/2029(b)	8,440,132
1,612,652	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AL, 30 day USD SOFR Average + 0.454%, 4.809%, 4/25/2030(b)	1,607,730
1,773,635	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series KS14, Class AS, 30 day USD SOFR Average + 0.370%, 4.725%, 4/25/2030(b)	1,762,172
3,799,825	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series Q016, Class APT1, 1.235%, 5/25/2051(b)	3,740,817
5,200,000	Federal National Mortgage Association, 3.580%, 1/01/2026	5,180,972
230,452	Federal National Mortgage Association, Series 2020-M5, Class FA, 30 day USD SOFR Average + 0.574%, 4.930%, 1/25/2027(b)	229,755
38,764	Government National Mortgage Association, Series 2003-72, Class Z, 5.479%, 11/16/2045(b)	38,681
		186,759,975
	Collateralized Mortgage Obligations — 7.0%
21,245	Federal Home Loan Mortgage Corp., Series 2131, Class ZB, REMICS, 6.000%, 3/15/2029(c)	20,771
274,426	Federal Home Loan Mortgage Corp., Series 2978, Class JG, REMICS, 5.500%, 5/15/2035(c)	283,021
405,728	Federal Home Loan Mortgage Corp., Series 3036, Class NE, REMICS, 5.000%, 9/15/2035(c)	411,222
163,216	Federal Home Loan Mortgage Corp., Series 3412, Class AY, REMICS, 5.500%, 2/15/2038(c)	169,703
395,571	Federal Home Loan Mortgage Corp., Series 3561, Class W, REMICS, 2.538%, 6/15/2048(b)	371,290
196,123	Federal Home Loan Mortgage Corp., Series 3620, Class AT, REMICS, 4.506%, 12/15/2036(b)(c)	199,110
98,978	Federal Home Loan Mortgage Corp., Series 4212, Class FW, REMICS, 6.587%, 6/15/2043(b)(c)	94,321
182,186	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates, Series T-62, Class 1A1, 1 yr. USD MTA + 1.200%, 5.353%, 10/25/2044(b)(c)	165,562
318,955	Federal National Mortgage Association, Series 2003-48, Class GH, REMICS, 5.500%, 6/25/2033(c)	325,506
181,127	Federal National Mortgage Association, Series 2007-73, Class A1, REMICS, 30 day USD SOFR Average + 0.174%, 4.523%, 7/25/2037(b)(c)	176,106
383,881	Federal National Mortgage Association, Series 2008-86, Class LA, REMICS, 3.495%, 8/25/2038(b)	375,576
822,579	Federal National Mortgage Association, Series 2012-56, Class FK, REMICS, 30 day USD SOFR Average + 0.564%, 4.921%, 6/25/2042(b)(c)	802,579
See accompanying notes to financial statements.
37 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$920,712	Federal National Mortgage Association, Series 2012-58, Class KF, REMICS, 30 day USD SOFR Average + 0.664%, 5.021%, 6/25/2042(b)(c)	$904,571
2,275,943	Federal National Mortgage Association, Series 2012-83, Class LF, REMICS, 30 day USD SOFR Average + 0.624%, 4.981%, 8/25/2042(b)	2,249,618
1,840,298	Federal National Mortgage Association, Series 2013-67, Class NF, REMICS, 30 day USD SOFR Average + 1.114%, 5.000%, 7/25/2043(b)	1,748,224
2,487,174	Federal National Mortgage Association, Series 2015-4, Class BF, REMICS, 30 day USD SOFR Average + 0.514%, 4.871%, 2/25/2045(b)	2,440,683
2,787,506	Federal National Mortgage Association, Series 2020-35, Class FA, REMICS, 30 day USD SOFR Average + 0.614%, 4.960%, 6/25/2050(b)	2,613,008
614,638	Government National Mortgage Association, Series 2005-18, Class F, 1 mo. USD SOFR + 0.314%, 4.450%, 2/20/2035(b)(c)	607,280
510,822	Government National Mortgage Association, Series 2007-59, Class FM, 1 mo. USD SOFR + 0.634%, 4.770%, 10/20/2037(b)(c)	505,691
44,631	Government National Mortgage Association, Series 2009-H01, Class FA, 1 mo. USD SOFR + 1.264%, 5.400%, 11/20/2059(b)(c)	43,678
142,338	Government National Mortgage Association, Series 2010-H20, Class AF, 1 mo. USD SOFR + 0.444%, 4.796%, 10/20/2060(b)	142,049
97,052	Government National Mortgage Association, Series 2010-H24, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 10/20/2060(b)(c)	95,899
86,253	Government National Mortgage Association, Series 2010-H27, Class FA, 1 mo. USD SOFR + 0.494%, 4.846%, 12/20/2060(b)(c)	85,250
3,697	Government National Mortgage Association, Series 2011-H08, Class FA, 1 mo. USD SOFR + 0.714%, 5.066%, 2/20/2061(b)(c)	3,667
1,372,514	Government National Mortgage Association, Series 2012-18, Class FM, 1 mo. USD SOFR + 0.364%, 4.500%, 9/20/2038(b)	1,372,255
86	Government National Mortgage Association, Series 2012-H15, Class FA, 1 mo. USD SOFR + 0.564%, 4.916%, 5/20/2062(b)(c)	83
70,763	Government National Mortgage Association, Series 2012-H18, Class NA, 1 mo. USD SOFR + 0.634%, 4.986%, 8/20/2062(b)(c)	70,041
7,857	Government National Mortgage Association, Series 2012-H29, Class HF, 1 mo. USD SOFR + 0.614%, 4.966%, 10/20/2062(b)(c)	7,621
2,326	Government National Mortgage Association, Series 2013-H02, Class GF, 1 mo. USD SOFR + 0.614%, 4.966%, 12/20/2062(b)(c)	2,254
139,242	Government National Mortgage Association, Series 2013-H08, Class FA, 1 mo. USD SOFR + 0.464%, 4.816%, 3/20/2063(b)(c)	137,513
193,831	Government National Mortgage Association, Series 2013-H10, Class FA, 1 mo. USD SOFR + 0.514%, 4.866%, 3/20/2063(b)(c)	191,643
29,663	Government National Mortgage Association, Series 2013-H14, Class FG, 1 mo. USD SOFR + 0.584%, 4.936%, 5/20/2063(b)(c)	29,358
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$1,173,778	Government National Mortgage Association, Series 2014-H14, Class FA, 1 mo. USD SOFR + 0.614%, 4.942%, 7/20/2064(b)	$1,173,998
1,168,409	Government National Mortgage Association, Series 2014-H15, Class FA, 1 mo. USD SOFR + 0.614%, 4.966%, 7/20/2064(b)	1,168,688
498,197	Government National Mortgage Association, Series 2015-H04, Class FL, 1 mo. USD SOFR + 0.584%, 4.912%, 2/20/2065(b)(c)	493,148
3,515	Government National Mortgage Association, Series 2015-H09, Class HA, 1.750%, 3/20/2065(c)	3,178
74,346	Government National Mortgage Association, Series 2015-H10, Class FC, 1 mo. USD SOFR + 0.594%, 4.946%, 4/20/2065(b)(c)	73,602
419,097	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	407,494
1,312	Government National Mortgage Association, Series 2015-H11, Class FA, 1 mo. USD SOFR + 0.364%, 4.716%, 4/20/2065(b)(c)	1,269
330,351	Government National Mortgage Association, Series 2015-H12, Class FL, 1 mo. USD SOFR + 0.344%, 4.696%, 5/20/2065(b)(c)	325,819
11,829	Government National Mortgage Association, Series 2015-H19, Class FH, 1 mo. USD SOFR + 0.414%, 4.766%, 7/20/2065(b)(c)	11,399
281	Government National Mortgage Association, Series 2015-H29, Class FA, 1 mo. USD SOFR + 0.814%, 5.166%, 10/20/2065(b)(c)	273
2,272	Government National Mortgage Association, Series 2015-H30, Class FA, 1 mo. USD SOFR + 0.794%, 5.146%, 8/20/2061(b)(c)	2,205
1,125,210	Government National Mortgage Association, Series 2016-H06, Class FC, 1 mo. USD SOFR + 1.034%, 5.386%, 2/20/2066(b)	1,129,553
297,716	Government National Mortgage Association, Series 2016-H20, Class FB, 1 mo. USD SOFR + 0.664%, 5.016%, 9/20/2066(b)(c)	294,982
1,075,580	Government National Mortgage Association, Series 2017-H05, Class FC, 1 mo. USD SOFR + 0.864%, 5.216%, 2/20/2067(b)	1,077,373
2,357,800	Government National Mortgage Association, Series 2018-H11, Class FJ, 1 yr. USD SOFR + 0.795%, 4.861%, 6/20/2068(b)	2,369,820
27,970	Government National Mortgage Association, Series 2018-H14, Class FG, 1 mo. USD SOFR + 0.464%, 4.816%, 9/20/2068(b)	27,921
5,243,081	Government National Mortgage Association, Series 2018-H16, Class FA, 1 mo. USD SOFR + 0.534%, 4.886%, 9/20/2068(b)	5,228,502
5,449,722	Government National Mortgage Association, Series 2019-H04, Class NA, 3.500%, 9/20/2068	5,176,603
153,521	Government National Mortgage Association, Series 2019-H13, Class FT, 1 yr. CMT + 0.450%, 4.500%, 8/20/2069(b)	152,996
1,163,691	Government National Mortgage Association, Series 2020-30, Class F, 1 mo. USD SOFR + 0.514%, 4.795%, 4/20/2048(b)	1,137,648
2,309,537	Government National Mortgage Association, Series 2020-53, Class NF, 1 mo. USD SOFR + 0.564%, 4.845%, 5/20/2046(b)	2,155,544
See accompanying notes to financial statements.
| 38

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$381,155	Government National Mortgage Association, Series 2020-H01, Class FT, 1 yr. CMT + 0.500%, 4.550%, 1/20/2070(b)	$380,267
2,046,008	Government National Mortgage Association, Series 2020-H02, Class FG, 1 mo. USD SOFR + 0.714%, 5.066%, 1/20/2070(b)	2,043,699
2,234,305	Government National Mortgage Association, Series 2020-H04, Class FP, 1 mo. USD SOFR + 0.614%, 4.966%, 6/20/2069(b)	2,233,983
2,937,889	Government National Mortgage Association, Series 2020-H07, Class FL, 1 mo. USD SOFR + 0.764%, 5.116%, 4/20/2070(b)	2,944,814
872,575	Government National Mortgage Association, Series 2020-H10, Class FD, 1 mo. USD SOFR + 0.514%, 4.866%, 5/20/2070(b)	871,568
		47,531,499
	Hybrid ARMs — 1.8%
131,360	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.220%, 6.220%, 7/01/2033(b)	134,311
138,145	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.248%, 6.431%, 9/01/2038(b)	141,713
667,652	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.246%, 6.448%, 3/01/2037(b)	689,635
191,334	Federal Home Loan Mortgage Corp., 6 mo. USD RFUCCT + 1.770%, 6.457%, 6/01/2037(b)	197,651
64,309	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.713%, 6.468%, 11/01/2038(b)	65,304
288,658	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.285%, 6.492%, 2/01/2036(b)	297,008
207,519	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.245%, 6.495%, 3/01/2036(b)	215,126
47,834	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.250%, 6.500%, 2/01/2035(b)	49,194
317,840	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.750%, 6.500%, 9/01/2035(b)	325,640
97,975	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.747%, 6.540%, 4/01/2037(b)	100,206
57,164	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.206%, 6.606%, 9/01/2038(b)	58,691
435,430	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.283%, 6.616%, 2/01/2036(b)	448,945
48,757	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.677%, 6.658%, 3/01/2038(b)	49,522
56,429	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.799%, 6.662%, 11/01/2038(b)	57,780
86,648	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.917%, 6.680%, 12/01/2034(b)	88,199
714,479	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.840%, 6.763%, 1/01/2046(b)	741,405
124,225	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.902%, 6.798%, 4/01/2037(b)	127,681
299,301	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.894%, 6.888%, 9/01/2041(b)	309,186
16,073	Federal Home Loan Mortgage Corp., 1 yr. USD RFUCCT + 1.775%, 7.132%, 12/01/2037(b)	16,392
49,106	Federal Home Loan Mortgage Corp., 1 yr. CMT + 2.165%, 7.165%, 4/01/2036(b)	50,072
10,882	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.460%, 6.085%, 2/01/2037(b)	11,072
138,366	Federal National Mortgage Association, 6 mo. USD RFUCCT + 1.545%, 6.163%, 7/01/2035(b)	141,903
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$51,871	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.491%, 6.242%, 8/01/2035(b)	$52,723
6,932	Federal National Mortgage Association, 1 yr. CMT + 2.145%, 6.270%, 9/01/2036(b)	7,101
236,793	Federal National Mortgage Association, 1 yr. CMT + 2.270%, 6.270%, 6/01/2037(b)	244,052
68,226	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.655%, 6.280%, 7/01/2038(b)	69,916
138,053	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.616%, 6.281%, 8/01/2038(b)	140,232
98,985	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.287%, 6/01/2033(b)	101,816
178,960	Federal National Mortgage Association, 1 yr. CMT + 2.131%, 6.300%, 6/01/2036(b)	183,765
392,862	Federal National Mortgage Association, 1 yr. CMT + 2.175%, 6.314%, 12/01/2040(b)	404,933
302,459	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.581%, 6.338%, 9/01/2037(b)	308,283
83,002	Federal National Mortgage Association, 1 yr. CMT + 2.223%, 6.348%, 8/01/2035(b)	85,126
613,267	Federal National Mortgage Association, 1 yr. CMT + 2.214%, 6.350%, 10/01/2034(b)	630,074
74,513	Federal National Mortgage Association, 1 yr. CMT + 2.147%, 6.361%, 9/01/2034(b)	76,513
63,994	Federal National Mortgage Association, 1 yr. CMT + 2.196%, 6.420%, 4/01/2034(b)	65,580
228,838	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.435%, 1/01/2036(b)	235,964
41,488	Federal National Mortgage Association, 1 yr. CMT + 2.441%, 6.441%, 8/01/2033(b)	42,740
28,272	Federal National Mortgage Association, 1 yr. CMT + 2.213%, 6.463%, 4/01/2033(b)	28,976
77,069	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.713%, 6.463%, 8/01/2034(b)	78,250
570,215	Federal National Mortgage Association, 1 yr. CMT + 2.185%, 6.465%, 11/01/2033(b)	587,319
460,473	Federal National Mortgage Association, 1 yr. CMT + 2.224%, 6.493%, 4/01/2034(b)	472,774
400,860	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.560%, 6.495%, 4/01/2037(b)	412,239
74,333	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.668%, 6.534%, 11/01/2036(b)	76,225
25,226	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.565%, 6.565%, 4/01/2037(b)	25,776
88,160	Federal National Mortgage Association, 1 yr. CMT + 2.500%, 6.600%, 8/01/2036(b)	91,807
312,486	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.692%, 6.601%, 9/01/2037(b)	322,251
60,420	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.656%, 6.629%, 10/01/2033(b)	61,467
150,798	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.673%, 6.630%, 3/01/2037(b)	154,322
29,078	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.720%, 6.637%, 1/01/2037(b)	29,863
271,898	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.553%, 6.654%, 7/01/2035(b)	278,304
154,211	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.734%, 6.655%, 2/01/2037(b)	158,074
202,801	Federal National Mortgage Association, 6 mo. USD RFUCCT + 2.022%, 6.673%, 7/01/2037(b)	207,044
68,994	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.675%, 12/01/2041(b)	71,129
See accompanying notes to financial statements.
39 |

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Hybrid ARMs — continued
$86,954	Federal National Mortgage Association, 1 yr. CMT + 2.442%, 6.716%, 5/01/2035(b)	$89,734
51,690	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.800%, 3/01/2034(b)	53,524
11,396	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.810%, 6.804%, 7/01/2041(b)	11,760
441,252	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.820%, 6.820%, 2/01/2047(b)	458,842
58,007	Federal National Mortgage Association, 1 yr. CMT + 2.287%, 6.838%, 10/01/2033(b)	59,610
624,385	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.800%, 6.932%, 10/01/2041(b)	648,024
56,617	Federal National Mortgage Association, 1 yr. USD RFUCCT + 1.737%, 7.036%, 11/01/2035(b)	58,345
51,878	Federal National Mortgage Association, 1 yr. USD RFUCCT + 2.473%, 7.223%, 6/01/2035(b)	53,867
233,822	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.807%, 6.287%, 2/20/2061(b)	238,972
232,158	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.890%, 6.333%, 2/20/2063(b)	236,020
157,006	Government National Mortgage Association, 1 mo. USD RFUCCT + 1.976%, 6.422%, 5/20/2065(b)	159,786
243,898	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.195%, 6.621%, 3/20/2063(b)	248,676
182,054	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.272%, 6.716%, 6/20/2065(b)	187,379
101,743	Government National Mortgage Association, 1 mo. USD RFUCCT + 2.344%, 6.782%, 2/20/2063(b)	103,835
		12,629,648
	Mortgage Related — 0.3%
2,413	Federal Home Loan Mortgage Corp., 3.000%, 10/01/2026	2,396
74,168	Federal Home Loan Mortgage Corp., 4.000%, 1/01/2042	72,222
8,611	Federal Home Loan Mortgage Corp., 4.500%, 5/01/2034	8,624
74,327	Federal Home Loan Mortgage Corp., 6.500%, 12/01/2034	77,437
3	Federal Home Loan Mortgage Corp., 7.500%, 6/01/2026	3
54,698	Federal National Mortgage Association, 3.000%, 3/01/2042	50,382
162,594	Federal National Mortgage Association, 5.000%, 7/01/2037	164,513
192,631	Federal National Mortgage Association, 5.000%, 2/01/2038	194,973
115,699	Federal National Mortgage Association, 5.500%, 3/01/2033	116,750
439	Federal National Mortgage Association, 6.500%, 1/01/2033	459
1,681	Federal National Mortgage Association, 6.500%, 10/01/2033	1,735
1,553	Federal National Mortgage Association, 6.500%, 10/01/2033	1,581
1,352	Federal National Mortgage Association, 6.500%, 10/01/2033	1,378
1,054	Federal National Mortgage Association, 6.500%, 12/01/2034	1,077
688	Federal National Mortgage Association, 6.500%, 2/01/2036	720
Principal Amount	Description	Value (†)
	Mortgage Related — continued
$7,731	Federal National Mortgage Association, 6.500%, 11/01/2037	$8,168
5,141	Federal National Mortgage Association, 7.500%, 7/01/2031	5,277
5,321	Federal National Mortgage Association, 7.500%, 9/01/2032	5,332
28,529	Government National Mortgage Association, 4.140%, 12/20/2061(b)	28,275
84,962	Government National Mortgage Association, 4.140%, 7/20/2063(b)	84,334
778,888	Government National Mortgage Association, 4.445%, 10/20/2065(b)	775,100
124,648	Government National Mortgage Association, 4.464%, 2/20/2066(b)	124,124
1,250	Government National Mortgage Association, 4.543%, 8/20/2062(b)	1,232
3,358	Government National Mortgage Association, 4.630%, 8/20/2061(b)	3,351
3,261	Government National Mortgage Association, 4.630%, 2/20/2062(b)	3,213
1,356	Government National Mortgage Association, 4.700%, 6/20/2061(b)	1,338
5,778	Government National Mortgage Association, 4.700%, 2/20/2062(b)	5,703
7,361	Government National Mortgage Association, 4.700%, 6/20/2062(b)	7,166
2,463	Government National Mortgage Association, 4.700%, 6/20/2063(b)	2,390
32,533	Government National Mortgage Association, 4.700%, 11/20/2063(b)	32,433
1,587	Government National Mortgage Association, 4.700%, 1/20/2064(b)	1,561
912	Government National Mortgage Association, 4.802%, 4/20/2061(b)	912
2,745	Government National Mortgage Association, 6.000%, 12/15/2031	2,887
11,624	Government National Mortgage Association, 6.500%, 5/15/2031	12,117
7,733	Government National Mortgage Association, 7.000%, 10/15/2028	7,864
		1,807,027
	Non-Agency Commercial Mortgage-Backed Securities — 3.4%
1,595,000	Bank, Series 2020-BN25, Class A5, 2.649%, 1/15/2063	1,471,528
740,100	Bank5, Series 2023-5YR4, Class A3, 6.500%, 12/15/2056	780,687
3,895,000	BBCMS Mortgage Trust, Series 2020-BID, Class A, 1 mo. USD SOFR + 2.254%, 6.406%, 10/15/2037(a)(b)	3,893,783
1,825,000	BPR Trust, Series 2021-NRD, Class A, 1 mo. USD SOFR + 1.525%, 5.676%, 12/15/2038(a)(b)	1,811,545
4,650,000	BPR Trust, Series 2022-SSP, Class A, 1 mo. USD SOFR + 3.000%, 7.150%, 5/15/2039(a)(b)	4,665,190
1,745,000	CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3, 3.839%, 12/10/2054	1,726,136
809,275	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	786,008
2,570,000	DROP Mortgage Trust, Series 2021-FILE, Class A, 1 mo. USD SOFR + 1.264%, 5.415%, 10/15/2043(a)(b)	2,496,916
234,106	Hudsons Bay Simon JV Trust, Series 2015-HB7, Class A7, 3.914%, 8/05/2034(a)	233,902
See accompanying notes to financial statements.
| 40

Portfolio of Investments – as of September 30, 2025
Loomis Sayles Limited Term Government and Agency Fund (continued)
Principal Amount	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$3,295,000	SPGN Mortgage Trust, Series 2022-TFLM, Class A, 1 mo. USD SOFR + 1.550%, 5.700%, 2/15/2039(a)(b)	$3,287,898
2,830,425	Starwood Retail Property Trust, Series 2014-STAR, Class A, Prime + 0.000%, 7.500%, 11/15/2027(a)(b)	1,710,992
645,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 1 mo. USD SOFR + 1.243%, 5.393%, 12/15/2039(a)(b)	646,614
		23,511,199
	Treasuries — 52.1%
45,625,000	U.S. Treasury Notes, 2.750%, 2/15/2028	44,721,411
49,615,000	U.S. Treasury Notes, 3.500%, 9/30/2027	49,508,405
11,845,000	U.S. Treasury Notes, 3.500%, 9/30/2029	11,761,252
3,265,000	U.S. Treasury Notes, 3.625%, 8/31/2029	3,257,093
7,660,000	U.S. Treasury Notes, 3.625%, 8/31/2030	7,620,503
5,117,600	U.S. Treasury Notes, 3.625%, 9/30/2030	5,091,612
13,575,000	U.S. Treasury Notes, 3.750%, 12/31/2028	13,617,952
4,850,000	U.S. Treasury Notes, 3.875%, 12/31/2027	4,876,713
41,285,000	U.S. Treasury Notes, 3.875%, 7/15/2028	41,552,708
4,760,000	U.S. Treasury Notes, 3.875%, 4/30/2030	4,790,122
8,370,000	U.S. Treasury Notes, 3.875%, 7/31/2030	8,420,351
4,390,000	U.S. Treasury Notes, 4.000%, 2/29/2028	4,428,755
34,485,000	U.S. Treasury Notes, 4.000%, 6/30/2028	34,823,115
9,755,000	U.S. Treasury Notes, 4.000%, 1/31/2029	9,860,552
8,870,000	U.S. Treasury Notes, 4.000%, 7/31/2029	8,968,055
7,900,000	U.S. Treasury Notes, 4.000%, 2/28/2030	7,991,652
25,060,000	U.S. Treasury Notes, 4.000%, 3/31/2030	25,346,820
9,885,000	U.S. Treasury Notes, 4.000%, 5/31/2030	10,000,840
2,085,000	U.S. Treasury Notes, 4.125%, 10/31/2029	2,118,148
15,030,000	U.S. Treasury Notes, 4.250%, 6/30/2029	15,328,839
4,270,000	U.S. Treasury Notes, 4.250%, 1/31/2030	4,360,404
13,620,000	U.S. Treasury Notes, 4.375%, 8/31/2028	13,897,188
4,420,000	U.S. Treasury Notes, 4.625%, 4/30/2029	4,561,060
18,230,000	U.S. Treasury Notes, 4.875%, 10/31/2028	18,879,444
		355,782,994
	Total Bonds and Notes (Identified Cost $656,583,409)	652,398,282

Short-Term Investments — 6.0%
5,899,650	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2025 at 2.650% to be repurchased at $5,900,085 on 10/01/2025 collateralized by $6,380,000 U.S. Treasury Note, 1.750% due 1/31/2029 valued at $6,017,758 including accrued interest (Note 2 of Notes to Financial Statements)	5,899,650
Principal Amount	Description	Value (†)

$22,348,000	Federal Home Loan Bank Discount Notes, 3.900%, 10/08/2025(d)	$22,327,986
12,880,000	U.S. Treasury Bills, 4.008%, 10/07/2025(d)	12,871,269
	Total Short-Term Investments (Identified Cost $41,102,099)	41,098,905
	Total Investments — 101.6% (Identified Cost $697,685,508)	693,497,187
	Other assets less liabilities — (1.6)%	(11,107,928)
	Net Assets — 100.0%	$682,389,259

(†)	See Note 2 of Notes to Financial Statements.

(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2025, the value of Rule 144A holdings amounted to $43,412,750 or 6.4% of net assets.

(b)
Variable rate security. Rate as of September 30, 2025 is disclosed.
Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of
Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Level 3 security. Value has been determined using significant unobservable inputs. See Note 3 of Notes to Financial Statements.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
CMT	Constant Maturity Treasury
HCDC	Historical Calendar Day Compounded
MTA	Monthly Treasury Average Interest
REMICS	Real Estate Mortgage Investment Conduits
RFUCCT	FTSE USD IBOR Consumer Cash Fallbacks Term
SOFR	Secured Overnight Financing Rate
See accompanying notes to financial statements.
41 |

Statements of Assets and Liabilities
September 30, 2025

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
ASSETS
Unaffiliated investments at cost	$7,951,449,813	$2,251,850,987	$6,830,938,773
Affiliated investments at cost	—	—	133,847,928
Net unrealized appreciation (depreciation) on unaffiliated investments	(278,911,947)	617,384,117	11,301,565,814
Net unrealized appreciation on affiliated investments	—	—	56,431,184
Investments at value	7,672,537,866	2,869,235,104	18,322,783,699
Cash	243,792	1,196,552	—
Due from brokers (Note 2)	1,600,000	842,031	—
Foreign currency at value (identified cost $0, $16,225,175 and $0, respectively)	—	15,932,982	—
Receivable for Fund shares sold	18,457,868	1,120,553	73,688,991
Receivable for securities sold	326,839,458	17,665,180	49,369,834
Receivable for when-issued/delayed delivery securities sold (Note 2)	107,411,124	—	—
Dividends and interest receivable	66,022,445	11,555,463	2,279,006
Unrealized appreciation on forward foreign currency contracts (Note 2)	—	793,040	—
Tax reclaims receivable	—	59,512	8,957,248
Receivable for variation margin on futures contracts (Note 2)	523,771	336,608	—
Prepaid expenses	144	144	144
TOTAL ASSETS	8,193,636,468	2,918,737,169	18,457,078,922
LIABILITIES
Securities sold short, at value (proceeds $78,663,653, $0 and $0, respectively) (Note 2)	80,266,028	—	—
Payable for securities purchased	412,951,209	13,745,999	—
Payable for when-issued/delayed delivery securities purchased (Note 2)	28,507,228	—	—
Unfunded loan commitments (Note 2)	—	54,819	—
Payable for Fund shares redeemed	4,889,402	1,894,542	22,997,977
Unrealized depreciation on forward foreign currency contracts (Note 2)	—	1,027,853	—
Foreign taxes payable (Note 2)	—	36,870	—
Management fees payable (Note 6)	2,068,892	1,772,914	7,405,785
Deferred Trustees’ fees (Note 6)	1,086,372	471,260	1,111,396
Administrative fees payable (Note 6)	271,085	100,758	632,599
Payable to distributor (Note 6d)	70,207	47,670	208,351
Audit and tax services fees payable	63,248	65,715	49,269
Other accounts payable and accrued expenses	331,162	306,862	1,033,888
TOTAL LIABILITIES	530,504,833	19,525,262	33,439,265
COMMITMENTS AND CONTINGENCIES(a)	—	—	—
NET ASSETS	$7,663,131,635	$2,899,211,907	$18,423,639,657
NET ASSETS CONSIST OF:
Paid-in capital	$8,682,704,982	$2,128,440,139	$6,760,125,358
Accumulated earnings (loss)	(1,019,573,347)	770,771,768	11,663,514,299
NET ASSETS	$7,663,131,635	$2,899,211,907	$18,423,639,657
See accompanying notes to financial statements.
| 42

Statements of Assets and Liabilities (continued)
September 30, 2025
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$288,607,336	$548,683,599	$1,306,954,743
Shares of beneficial interest	24,853,732	20,653,189	43,334,305
Net asset value and redemption price per share	$11.61	$26.57	$30.16
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$12.13	$28.19	$32.00
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$18,684,978	$194,947,634	$123,423,810
Shares of beneficial interest	1,606,989	7,721,324	5,027,565
Net asset value and offering price per share	$11.63	$25.25	$24.55
Class N shares:
Net assets	$2,291,911,969	$298,087,246	$1,156,002,102
Shares of beneficial interest	195,253,502	11,033,971	33,971,235
Net asset value, offering and redemption price per share	$11.74	$27.02	$34.03
Class Y shares:
Net assets	$5,063,927,352	$1,857,493,428	$15,837,259,002
Shares of beneficial interest	431,728,795	68,840,748	467,347,246
Net asset value, offering and redemption price per share	$11.73	$26.98	$33.89

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
43 |

Statements of Assets and Liabilities (continued)
September 30, 2025

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
ASSETS
Unaffiliated investments at cost	$243,856,920	$697,685,508
Net unrealized appreciation (depreciation) on unaffiliated investments	1,310,568	(4,188,321)
Investments at value	245,167,488	693,497,187
Due from brokers (Note 2)	590,000	—
Receivable for Fund shares sold	42,561	1,348,220
Receivable for securities sold	63,899	22,289,702
Dividends and interest receivable	1,776,436	2,965,705
Tax reclaims receivable	12	—
Prepaid expenses	144	144
TOTAL ASSETS	247,640,540	720,100,958
LIABILITIES
Payable for securities purchased	2,878,136	23,718,526
Payable for Fund shares redeemed	21,146	12,694,080
Payable for variation margin on futures contracts (Note 2)	3,739	—
Distributions payable	—	461,424
Management fees payable (Note 6)	31,665	116,782
Deferred Trustees’ fees (Note 6)	167,844	477,550
Administrative fees payable (Note 6)	8,440	24,156
Payable to distributor (Note 6d)	6,194	12,733
Audit and tax services fees payable	63,211	67,968
Other accounts payable and accrued expenses	50,705	138,480
TOTAL LIABILITIES	3,231,080	37,711,699
COMMITMENTS AND CONTINGENCIES(a)	—	—
NET ASSETS	$244,409,460	$682,389,259
NET ASSETS CONSIST OF:
Paid-in capital	$275,513,161	$754,553,517
Accumulated loss	(31,103,701)	(72,164,258)
NET ASSETS	$244,409,460	$682,389,259
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$3,330,155	$158,547,285
Shares of beneficial interest	344,572	14,514,487
Net asset value and redemption price per share	$9.66	$10.92
Offering price per share (100/[100-maximum sales charge] of net asset value) (Note 1)	$10.09	$11.17
Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$665,444	$5,113,362
Shares of beneficial interest	68,605	469,294
Net asset value and offering price per share	$9.70	$10.90
Class N shares:
Net assets	$41,707,636	$48,433,898
Shares of beneficial interest	4,323,674	4,421,053
Net asset value, offering and redemption price per share	$9.65	$10.96
Class Y shares:
Net assets	$198,706,225	$470,294,714
Shares of beneficial interest	20,572,681	42,915,244
Net asset value, offering and redemption price per share	$9.66	$10.96

(a)	As disclosed in the Notes to Financial Statements, if applicable.
See accompanying notes to financial statements.
| 44

Statements of Operations
For the Year Ended September 30, 2025

	Core Plus Bond Fund	Global Allocation Fund	Growth Fund
INVESTMENT INCOME
Interest	$368,269,685	$47,330,974	$1,599,272
Dividends	—	18,366,142	79,494,263
Tax reclaims (Note 2i)	—	1,757,901	—
Less net foreign taxes withheld	(22,765)	(693,673)	(2,523,664)
	368,246,920	66,761,344	78,569,871
Expenses
Management fees (Note 6)	24,684,300	21,530,512	79,794,746
Service and distribution fees (Note 6)	1,020,111	3,499,934	4,088,380
Administrative fees (Note 6)	3,325,423	1,246,663	6,869,406
Trustees' fees and expenses (Note 6)	394,287	166,272	666,931
Transfer agent fees and expenses (Notes 6, 7 and 8)	5,742,752	2,273,015	14,120,134
Audit and tax services fees	62,642	65,688	60,181
Custodian fees and expenses	296,028	214,239	488,649
Legal fees	255,414	95,606	555,680
Registration fees	182,721	97,400	252,567
Shareholder reporting expenses (Note 6)	272,730	93,776	515,840
Miscellaneous expenses	229,974	398,170	480,502
Total expenses	36,466,382	29,681,275	107,893,016
Expense recovery (Note 6)	19,604	—	—
Less waiver and/or expense reimbursement (Note 6)	—	—	(837,655)
Less expense offset (Note 8)	(69,817)	(10,247)	(285,504)
Net expenses	36,416,169	29,671,028	106,769,857
Net investment income (loss)	331,830,751	37,090,316	(28,199,986)
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions
Net realized gain (loss) on:
Unaffiliated investments	(91,584,996)	156,603,321	465,129,258
Distributions of capital gains received from affiliated investments	—	—	214,220
Short sales	(1,173,358)	—	—
Futures contracts	(5,973,821)	561,693	—
Forward foreign currency contracts (Note 2e)	—	(801,036)	—
Foreign currency transactions (Note 2d)	(37,148)	243,075	(82,201)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	11,456,006	11,532,545	3,301,941,717
Affiliated investments	—	—	38,673,547
Short sales	(1,602,375)	—	—
Futures contracts	(849,208)	(1,414,457)	—
Forward foreign currency contracts (Note 2e)	—	829,330	—
Foreign currency translations (Note 2d)	264,567	(309,635)	81,404
Net realized and unrealized gain (loss) on Investments, Short sales, Futures contracts, Forward foreign currency contracts and Foreign currency transactions	(89,500,333)	167,244,836	3,805,957,945
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$242,330,418	$204,335,152	$3,777,757,959
See accompanying notes to financial statements.
45 |

Statements of Operations (continued)
For the Year Ended September 30, 2025

	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
INVESTMENT INCOME
Interest	$11,021,700	$28,868,001
Expenses
Management fees (Note 6)	596,305	2,236,576
Service and distribution fees (Note 6)	14,232	471,190
Administrative fees (Note 6)	102,748	303,204
Trustees' fees and expenses (Note 6)	44,556	95,584
Transfer agent fees and expenses (Notes 6, 7 and 8)	163,633	641,977
Audit and tax services fees	60,989	65,839
Custodian fees and expenses	55,182	49,333
Legal fees	6,673	21,580
Registration fees	66,101	137,432
Shareholder reporting expenses (Note 6)	26,481	48,062
Miscellaneous expenses	43,095	50,138
Total expenses	1,179,995	4,120,915
Less waiver and/or expense reimbursement (Note 6)	(228,844)	(475,945)
Less expense offset (Note 8)	(898)	(33,125)
Net expenses	950,253	3,611,845
Net investment income	10,071,447	25,256,156
Net realized and unrealized gain (loss) on Investments and Futures contracts
Net realized gain (loss) on:
Unaffiliated investments	867,560	536,191
Futures contracts	(490,157)	—
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(1,038,956)	1,489,927
Futures contracts	118,160	—
Net realized and unrealized gain (loss) on Investments and Futures contracts	(543,393)	2,026,118
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,528,054	$27,282,274
See accompanying notes to financial statements.
| 46

Statements of Changes in Net Assets

	Core Plus Bond Fund		Global Allocation Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$331,830,751	$305,700,821	$37,090,316	$37,180,447
Net realized gain (loss) on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency transactions	(98,769,323)	(40,938,125)	156,607,053	160,789,270
Net change in unrealized appreciation on investments, futures contracts, short sales, forward foreign currency contracts and foreign currency translations	9,268,990	563,819,917	10,637,783	535,992,133
Net increase in net assets resulting from operations	242,330,418	828,582,613	204,335,152	733,961,850
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,925,806)	(15,488,385)	(39,320,325)	(19,252,001)
Class C	(679,561)	(866,867)	(14,544,883)	(9,934,162)
Class N	(94,867,324)	(89,495,469)	(20,241,713)	(11,641,729)
Class Y	(221,312,778)	(203,503,847)	(131,474,474)	(71,141,366)
Total distributions	(329,785,469)	(309,354,568)	(205,581,395)	(111,969,258)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(203,460,649)	721,810,136	(188,348,858)	(229,498,168)
Net increase (decrease) in net assets	(290,915,700)	1,241,038,181	(189,595,101)	392,494,424
NET ASSETS
Beginning of the year	7,954,047,335	6,713,009,154	3,088,807,008	2,696,312,584
End of the year	$7,663,131,635	$7,954,047,335	$2,899,211,907	$3,088,807,008
See accompanying notes to financial statements.
47 |

Statements of Changes in Net Assets (continued)

	Growth Fund		Intermediate Duration Bond Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income (loss)	$(28,199,986)	$(15,768,370)	$10,071,447	$12,303,640
Net realized gain (loss) on investments, including distributions of capital gains received from investments, futures contracts and foreign currency transactions	465,261,277	832,628,749	377,403	(882,717)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and foreign currency translations	3,340,696,668	3,521,340,928	(920,796)	17,319,773
Net increase in net assets resulting from operations	3,777,757,959	4,338,201,307	9,528,054	28,740,696
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(74,783,360)	(61,797,811)	(118,649)	(166,192)
Class C	(7,577,978)	(6,693,261)	(22,235)	(24,316)
Class N	(47,511,605)	(42,231,293)	(1,463,560)	(2,419,149)
Class Y	(728,793,454)	(605,668,194)	(8,519,448)	(9,767,575)
Total distributions	(858,666,397)	(716,390,559)	(10,123,892)	(12,377,232)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	621,511,345	461,085,826	(20,340,005)	(96,132,973)
Net increase (decrease) in net assets	3,540,602,907	4,082,896,574	(20,935,843)	(79,769,509)
NET ASSETS
Beginning of the year	14,883,036,750	10,800,140,176	265,345,303	345,114,812
End of the year	$18,423,639,657	$14,883,036,750	$244,409,460	$265,345,303
See accompanying notes to financial statements.
| 48

Statements of Changes in Net Assets (continued)

	Limited Term Government and Agency Fund
	Year Ended September 30, 2025	Year Ended September 30, 2024
FROM OPERATIONS:
Net investment income	$25,256,156	$28,647,981
Net realized gain on investments	536,191	1,598,722
Net change in unrealized appreciation on investments	1,489,927	22,651,361
Net increase in net assets resulting from operations	27,282,274	52,898,064
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(6,009,807)	(7,913,298)
Class C	(155,955)	(223,666)
Class N	(2,060,409)	(2,090,215)
Class Y	(18,084,026)	(20,081,802)
Total distributions	(26,310,197)	(30,308,981)
NET DECREASE IN NET ASSETS FROM CAPITAL SHARES TRANSACTIONS (Note 12)	(60,782,290)	(30,142,985)
Net decrease in net assets	(59,810,213)	(7,553,902)
NET ASSETS
Beginning of the year	742,199,472	749,753,374
End of the year	$682,389,259	$742,199,472
See accompanying notes to financial statements.
49 |

Financial Highlights
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.74	$10.93	$11.20	$13.59	$14.08
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.46	0.44	0.38	0.26	0.21
Net realized and unrealized gain (loss)	(0.13)	0.82	(0.25)	(2.30)	(0.13)
Total from Investment Operations	0.33	1.26	0.13	(2.04)	0.08
LESS DISTRIBUTIONS FROM:
Net investment income	(0.46)	(0.45)	(0.40)	(0.32)	(0.29)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.46)	(0.45)	(0.40)	(0.35)	(0.57)
Net asset value, end of the period	$11.61	$11.74	$10.93	$11.20	$13.59
Total return(b)	2.97%	11.77%(c)	1.04%(c)	(15.24)%(c)	0.53%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$288,607	$393,898	$376,624	$428,825	$747,497
Net expenses	0.74%(d)	0.74%(e)	0.74%(e)	0.73%(e)(f)	0.71%
Gross expenses	0.74%	0.75%	0.75%	0.74%	0.71%
Net investment income	4.02%	3.89%	3.33%	2.08%	1.51%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Effective July 1, 2025, the expense limit decreased from 0.74% to 0.73%. See Note 6 of Notes to Financial Statements.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2022, the expense limit decreased from 0.75% to 0.74%.
See accompanying notes to financial statements.
| 50

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.75	$10.94	$11.21	$13.60	$14.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.36	0.30	0.17	0.10
Net realized and unrealized gain (loss)	(0.11)	0.82	(0.26)	(2.30)	(0.13)
Total from Investment Operations	0.26	1.18	0.04	(2.13)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.38)	(0.37)	(0.31)	(0.23)	(0.18)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.38)	(0.37)	(0.31)	(0.26)	(0.46)
Net asset value, end of the period	$11.63	$11.75	$10.94	$11.21	$13.60
Total return(b)	2.28%	10.91%(c)	0.26%(c)	(15.88)%(c)	(0.24)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$18,685	$23,846	$30,402	$48,679	$95,755
Net expenses	1.49%(d)	1.49%(e)	1.49%(e)	1.48%(e)(f)	1.46%
Gross expenses	1.49%	1.50%	1.50%	1.49%	1.46%
Net investment income	3.28%	3.14%	2.57%	1.33%	0.75%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Effective July 1, 2025, the expense limit decreased from 1.49% to 1.48%. See Note 6 of Notes to Financial Statements.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2022, the expense limit decreased from 1.50% to 1.49%.
See accompanying notes to financial statements.
51 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.86	$11.04	$11.31	$13.72	$14.21
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.51	0.49	0.43	0.31	0.26
Net realized and unrealized gain (loss)	(0.13)	0.82	(0.26)	(2.32)	(0.14)
Total from Investment Operations	0.38	1.31	0.17	(2.01)	0.12
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.49)	(0.44)	(0.37)	(0.33)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.50)	(0.49)	(0.44)	(0.40)	(0.61)
Net asset value, end of the period	$11.74	$11.86	$11.04	$11.31	$13.72
Total return	3.39%	12.13%	1.37%	(14.94)%	0.86%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$2,291,912	$2,144,253	$2,015,457	$1,890,793	$2,563,736
Net expenses	0.39%	0.39%	0.40%	0.38%(b)	0.38%
Gross expenses	0.39%	0.39%	0.40%	0.38%	0.38%
Net investment income	4.39%	4.24%	3.69%	2.47%	1.84%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Effective July 1, 2022, the expense limit decreased from 0.45% to 0.44%.
See accompanying notes to financial statements.
| 52

Financial Highlights (continued)
For a share outstanding throughout each period.

	Core Plus Bond Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$11.85	$11.03	$11.30	$13.71	$14.20
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.49	0.48	0.42	0.30	0.24
Net realized and unrealized gain (loss)	(0.12)	0.82	(0.26)	(2.32)	(0.13)
Total from Investment Operations	0.37	1.30	0.16	(2.02)	0.11
LESS DISTRIBUTIONS FROM:
Net investment income	(0.49)	(0.48)	(0.43)	(0.36)	(0.32)
Net realized capital gains	—	—	—	(0.03)	(0.28)
Total Distributions	(0.49)	(0.48)	(0.43)	(0.39)	(0.60)
Net asset value, end of the period	$11.73	$11.85	$11.03	$11.30	$13.71
Total return	3.29%	12.04%(b)	1.28%(b)	(15.03)%(b)	0.78%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,063,927	$5,392,050	$4,290,526	$3,543,096	$5,442,563
Net expenses	0.49%(c)	0.49%(d)	0.49%(d)	0.48%(d)(e)	0.46%
Gross expenses	0.49%	0.50%	0.50%	0.49%	0.46%
Net investment income	4.28%	4.15%	3.60%	2.35%	1.76%
Portfolio turnover rate	164%	170%	168%	280%	266%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Effective July 1, 2025, the expense limit decreased from 0.49% to 0.48%. See Note 6 of Notes to Financial Statements.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Effective July 1, 2022, the expense limit decreased from 0.50% to 0.49%.
See accompanying notes to financial statements.
53 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.56	$21.45	$19.94	$28.86	$26.23
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.29	0.27	0.23	0.13	0.06
Net realized and unrealized gain (loss)	1.51	5.73	3.31	(6.89)	4.18
Total from Investment Operations	1.80	6.00	3.54	(6.76)	4.24
LESS DISTRIBUTIONS FROM:
Net investment income	(0.28)	(0.04)	—	—	(0.13)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.79)	(0.89)	(2.03)	(2.16)	(1.61)
Net asset value, end of the period	$26.57	$26.56	$21.45	$19.94	$28.86
Total return(b)	7.38%	28.61%	18.67%	(25.59)%	16.73%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$548,684	$593,001	$474,968	$482,031	$737,469
Net expenses	1.16%	1.16%	1.17%	1.14%	1.13%
Gross expenses	1.16%	1.16%	1.17%	1.14%	1.13%
Net investment income	1.14%	1.14%	1.09%	0.52%	0.23%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
See accompanying notes to financial statements.
| 54

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.30	$20.59	$19.34	$28.26	$25.78
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.09	0.09	0.07	(0.06)	(0.14)
Net realized and unrealized gain (loss)	1.44	5.47	3.21	(6.70)	4.10
Total from Investment Operations	1.53	5.56	3.28	(6.76)	3.96
LESS DISTRIBUTIONS FROM:
Net investment income	(0.07)	—	—	—	—
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.58)	(0.85)	(2.03)	(2.16)	(1.48)
Net asset value, end of the period	$25.25	$25.30	$20.59	$19.34	$28.26
Total return(b)	6.57%	27.63%	17.84%	(26.16)%	15.85%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$194,948	$244,927	$256,487	$302,501	$503,073
Net expenses	1.91%	1.91%	1.92%	1.89%	1.88%
Gross expenses	1.91%	1.91%	1.92%	1.89%	1.88%
Net investment income (loss)	0.39%	0.40%	0.33%	(0.23)%	(0.52)%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
See accompanying notes to financial statements.
55 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.98	$21.78	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.36	0.31	0.22	0.15
Net realized and unrealized gain (loss)	1.54	5.80	3.36	(6.96)	4.21
Total from Investment Operations	1.92	6.16	3.67	(6.74)	4.36
LESS DISTRIBUTIONS FROM:
Net investment income	(0.37)	(0.11)	—	(0.05)	(0.21)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.88)	(0.96)	(2.03)	(2.21)	(1.69)
Net asset value, end of the period	$27.02	$26.98	$21.78	$20.14	$29.09
Total return	7.75%	29.01%	19.16%	(25.36)%	17.10%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$298,087	$298,559	$266,298	$243,862	$350,222
Net expenses	0.83%	0.82%	0.82%	0.81%	0.81%
Gross expenses	0.83%	0.82%	0.82%	0.81%	0.81%
Net investment income	1.48%	1.48%	1.43%	0.87%	0.55%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
| 56

Financial Highlights (continued)
For a share outstanding throughout each period.

	Global Allocation Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$26.95	$21.75	$20.14	$29.09	$26.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.36	0.34	0.29	0.20	0.13
Net realized and unrealized gain (loss)	1.52	5.80	3.35	(6.96)	4.21
Total from Investment Operations	1.88	6.14	3.64	(6.76)	4.34
LESS DISTRIBUTIONS FROM:
Net investment income	(0.34)	(0.09)	—	(0.03)	(0.19)
Net realized capital gains	(1.51)	(0.85)	(2.03)	(2.16)	(1.48)
Total Distributions	(1.85)	(0.94)	(2.03)	(2.19)	(1.67)
Net asset value, end of the period	$26.98	$26.95	$21.75	$20.14	$29.09
Total return	7.65%	28.93%	19.00%	(25.41)%	17.02%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,857,493	$1,952,319	$1,698,560	$1,932,913	$3,286,680
Net expenses	0.91%	0.91%	0.92%	0.89%	0.88%
Gross expenses	0.91%	0.91%	0.92%	0.89%	0.88%
Net investment income	1.39%	1.39%	1.33%	0.77%	0.48%
Portfolio turnover rate	35%	22%	19%	35%	45%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
See accompanying notes to financial statements.
57 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$25.63	$19.58	$16.45	$23.85	$20.72
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.11)	(0.08)	(0.08)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	6.31	7.53	5.89	(6.10)	4.17
Total from Investment Operations	6.20	7.45	5.81	(6.16)	4.12
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$30.16	$25.63	$19.58	$16.45	$23.85
Total return(b)	25.07%(c)	39.80%	40.67%	(27.48)%	20.43%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,306,955	$1,158,398	$798,843	$1,164,116	$1,740,523
Net expenses	0.90%(d)	0.91%	0.92%	0.90%	0.89%
Gross expenses	0.91%	0.94%(e)	0.92%	0.90%	0.89%
Net investment loss	(0.41)%	(0.35)%	(0.43)%	(0.30)%	(0.22)%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
(e)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.91%.
See accompanying notes to financial statements.
| 58

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$21.29	$16.60	$14.42	$21.21	$18.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.26)	(0.21)	(0.18)	(0.20)	(0.20)
Net realized and unrealized gain (loss)	5.19	6.30	5.04	(5.35)	3.74
Total from Investment Operations	4.93	6.09	4.86	(5.55)	3.54
LESS DISTRIBUTIONS FROM:
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Net asset value, end of the period	$24.55	$21.29	$16.60	$14.42	$21.21
Total return(b)	24.16%(c)	38.69%	39.68%	(28.05)%	19.55%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$123,424	$103,945	$78,116	$65,977	$127,003
Net expenses	1.65%(d)	1.66%	1.67%	1.65%	1.63%
Gross expenses	1.66%	1.66%	1.67%	1.65%	1.63%
Net investment loss	(1.16)%	(1.10)%	(1.18)%	(1.05)%	(0.97)%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment loss has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
59 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$28.63	$21.66	$17.87	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.02)	(0.00)(b)	(0.02)	0.01	0.02
Net realized and unrealized gain (loss)	7.09	8.37	6.49	(6.63)	4.49
Total from Investment Operations	7.07	8.37	6.47	(6.62)	4.51
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.05)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.04)
Net asset value, end of the period	$34.03	$28.63	$21.66	$17.87	$25.73
Total return	25.50%	40.25%	41.19%	(27.25)%	20.80%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$1,156,002	$843,243	$718,311	$663,001	$806,186
Net expenses	0.56%(c)	0.57%	0.58%	0.57%	0.56%
Gross expenses	0.56%	0.57%	0.58%	0.57%	0.56%
Net investment income (loss)	(0.07)%	(0.01)%	(0.08)%	0.04%	0.09%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
| 60

Financial Highlights (continued)
For a share outstanding throughout each period.

	Growth Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$28.54	$21.61	$17.86	$25.73	$22.26
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.05)	(0.02)	(0.03)	(0.01)	0.01
Net realized and unrealized gain (loss)	7.07	8.35	6.46	(6.62)	4.48
Total from Investment Operations	7.02	8.33	6.43	(6.63)	4.49
LESS DISTRIBUTIONS FROM:
Net investment income	—	—	—	—	(0.03)
Net realized capital gains	(1.67)	(1.40)	(2.68)	(1.24)	(0.99)
Total Distributions	(1.67)	(1.40)	(2.68)	(1.24)	(1.02)
Net asset value, end of the period	$33.89	$28.54	$21.61	$17.86	$25.73
Total return	25.40%(b)	40.15%	40.97%	(27.29)%	20.72%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$15,837,259	$12,777,451	$9,204,871	$7,594,603	$11,094,922
Net expenses	0.65%(c)	0.66%	0.67%	0.65%	0.64%
Gross expenses	0.66%	0.66%	0.67%	0.65%	0.64%
Net investment income (loss)	(0.16)%	(0.10)%	(0.17)%	(0.05)%	0.02%
Portfolio turnover rate	7%	10%	13%	20%	9%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	Includes additional voluntary waiver of advisory fee of less than 0.01% from the underlying fund in which the Fund invests.
See accompanying notes to financial statements.
61 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.38	0.37	0.29	0.15	0.11
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.38	0.89	0.23	(1.15)	(0.00)(b)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.38)	(0.30)	(0.15)	(0.12)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.39)	(0.38)	(0.30)	(0.20)	(0.41)
Net asset value, end of the period	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)(d)	4.01%	9.86%	2.53%	(10.98)%	(0.06)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$3,330	$3,089	$7,150	$18,077	$20,942
Net expenses(e)	0.65%	0.65%	0.65%	0.65%	0.65%
Gross expenses	0.75%	0.73%	0.71%	0.68%	0.70%
Net investment income	3.98%	3.92%	3.12%	1.49%	1.03%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 62

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.71	$9.19	$9.27	$10.62	$11.02
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.31	0.30	0.24	0.06	0.03
Net realized and unrealized gain (loss)	(0.01)	0.53	(0.08)	(1.29)	(0.11)
Total from Investment Operations	0.30	0.83	0.16	(1.23)	(0.08)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.31)	(0.31)	(0.24)	(0.07)	(0.03)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.31)	(0.31)	(0.24)	(0.12)	(0.32)
Net asset value, end of the period	$9.70	$9.71	$9.19	$9.27	$10.62
Total return(b)(c)	3.20%	9.17%	1.69%	(11.65)%	(0.76)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$665	$740	$698	$174	$315
Net expenses(d)	1.40%	1.40%	1.40%	1.40%	1.40%
Gross expenses	1.50%	1.48%	1.46%	1.43%	1.45%
Net investment income	3.22%	3.21%	2.53%	0.60%	0.30%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
63 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.22	$10.57	$10.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.40	0.33	0.18	0.14
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.30)	(0.11)
Total from Investment Operations	0.40	0.92	0.27	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.41)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.42)	(0.41)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.65	$9.67	$9.16	$9.22	$10.57
Total return(c)	4.23%	10.21%	2.97%	(10.73)%	0.25%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$41,708	$57,190	$55,983	$19,294	$20,094
Net expenses(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Gross expenses	0.43%	0.40%	0.39%	0.37%	0.38%
Net investment income	4.23%	4.25%	3.60%	1.80%	1.32%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
| 64

Financial Highlights (continued)
For a share outstanding throughout each period.

	Intermediate Duration Bond Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$9.67	$9.16	$9.23	$10.58	$10.99
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.39	0.32	0.17	0.14
Net realized and unrealized gain (loss)	(0.00)(b)	0.52	(0.06)	(1.29)	(0.11)
Total from Investment Operations	0.40	0.91	0.26	(1.12)	0.03
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.40)	(0.33)	(0.18)	(0.15)
Net realized capital gains	—	—	—	(0.05)	(0.29)
Total Distributions	(0.41)	(0.40)	(0.33)	(0.23)	(0.44)
Net asset value, end of the period	$9.66	$9.67	$9.16	$9.23	$10.58
Total return(c)	4.28%	10.15%	2.81%	(10.76)%	0.20%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$198,706	$204,326	$281,284	$255,418	$340,326
Net expenses(d)	0.40%	0.40%	0.40%	0.40%	0.40%
Gross expenses	0.50%	0.48%	0.46%	0.44%	0.45%
Net investment income	4.23%	4.18%	3.47%	1.70%	1.28%
Portfolio turnover rate	134%	132%	138%	144%	100%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
See accompanying notes to financial statements.
65 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class A
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.89	$10.57	$10.65	$11.40	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.37	0.39	0.32	0.07	0.04
Net realized and unrealized gain (loss)	0.05	0.35	(0.04)	(0.72)	(0.11)
Total from Investment Operations	0.42	0.74	0.28	(0.65)	(0.07)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.39)	(0.42)	(0.36)	(0.10)	(0.07)
Net asset value, end of the period	$10.92	$10.89	$10.57	$10.65	$11.40
Total return(b)(c)	3.90%	7.09%	2.64%	(5.75)%	(0.58)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$158,547	$190,025	$209,032	$246,532	$287,244
Net expenses(d)	0.70%(e)	0.70%(e)	0.69%(f)	0.69%(f)	0.73%(e)(g)
Gross expenses	0.77%(e)	0.78%(e)(h)	0.77%(f)	0.72%(f)	0.73%(e)(f)
Net investment income	3.41%	3.65%	3.04%	0.65%	0.36%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	A sales charge for Class A shares is not reflected in total return calculations.
(c)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(d)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(e)	Includes refund of prior year service fee of less than 0.01%. See Note 6b of Notes to Financial Statements.
(f)	Includes refund of prior year service fee of 0.01%.
(g)	Effective July 1, 2021, the expense limit decreased from 0.75% to 0.70%.
(h)	Includes transfer agent fees and expenses before expense offset. Without these expenses the ratio of gross expenses would have been 0.76%.
See accompanying notes to financial statements.
| 66

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class C
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.87	$10.54	$10.62	$11.38	$11.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.29	0.31	0.24	(0.02)	(0.05)
Net realized and unrealized gain (loss)	0.04	0.35	(0.04)	(0.71)	(0.11)
Total from Investment Operations	0.33	0.66	0.20	(0.73)	(0.16)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.33)	(0.28)	(0.03)	(0.00)(b)
Net asset value, end of the period	$10.90	$10.87	$10.54	$10.62	$11.38
Total return(c)(d)	3.12%	6.40%	1.86%	(6.43)%	(1.35)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$5,113	$5,900	$8,510	$14,145	$24,922
Net expenses(e)	1.45%	1.45%	1.45%	1.45%	1.48%(f)
Gross expenses	1.53%	1.52%	1.53%	1.48%	1.49%
Net investment income (loss)	2.66%	2.90%	2.24%	(0.16)%	(0.40)%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income (loss) has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(e)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(f)	Effective July 1, 2021, the expense limit decreased from 1.50% to 1.45%.
See accompanying notes to financial statements.
67 |

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class N
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.93	$10.60	$10.68	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.43	0.37	0.11	0.08
Net realized and unrealized gain (loss)	0.05	0.35	(0.06)	(0.73)	(0.11)
Total from Investment Operations	0.45	0.78	0.31	(0.62)	(0.03)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.42)	(0.45)	(0.39)	(0.13)	(0.11)
Net asset value, end of the period	$10.96	$10.93	$10.60	$10.68	$11.43
Total return(b)	4.20%	7.50%	2.94%	(5.45)%	(0.25)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$48,434	$56,787	$45,716	$19,656	$12,972
Net expenses(c)	0.40%	0.40%	0.40%	0.39%	0.40%(d)
Gross expenses	0.43%	0.43%	0.43%	0.40%	0.41%
Net investment income	3.71%	3.96%	3.44%	1.03%	0.68%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.45% to 0.40%
See accompanying notes to financial statements.
| 68

Financial Highlights (continued)
For a share outstanding throughout each period.

	Limited Term Government and Agency Fund—Class Y
	Year Ended September 30, 2025	Year Ended September 30, 2024	Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021
Net asset value, beginning of the period	$10.93	$10.60	$10.69	$11.43	$11.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.40	0.42	0.35	0.10	0.07
Net realized and unrealized gain (loss)	0.04	0.35	(0.05)	(0.72)	(0.11)
Total from Investment Operations	0.44	0.77	0.30	(0.62)	(0.04)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.44)	(0.39)	(0.12)	(0.10)
Net asset value, end of the period	$10.96	$10.93	$10.60	$10.69	$11.43
Total return(b)	4.15%	7.45%	2.79%	(5.42)%	(0.33)%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000's)	$470,295	$489,488	$486,496	$491,162	$707,904
Net expenses(c)	0.45%	0.45%	0.45%	0.45%	0.48%(d)
Gross expenses	0.53%	0.52%	0.53%	0.48%	0.49%
Net investment income	3.65%	3.90%	3.30%	0.87%	0.61%
Portfolio turnover rate	269%	217%	267%	203%	247%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Had certain expenses not been waived/reimbursed during the period, total returns would have been lower.
(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the period. Without this waiver/reimbursement, expenses would have been higher.
(d)	Effective July 1, 2021, the expense limit decreased from 0.50% to 0.45%.
See accompanying notes to financial statements.
69 |

Notes to Financial Statements
September 30, 2025
1.Organization. Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II (the “Trusts” and each a “Trust”) are each organized as a Massachusetts business trust. Each Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. Each Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trusts are presented in separate reports. The following funds (individually, a “Fund” and collectively, the “Funds”) are included in this report:
Natixis Funds Trust I:
Loomis Sayles Core Plus Bond Fund ("Core Plus Bond Fund")
Loomis Sayles Funds I:
Loomis Sayles Intermediate Duration Bond Fund (“Intermediate Duration Bond Fund”)
Loomis Sayles Funds II:
Loomis Sayles Global Allocation Fund (“Global Allocation Fund”)
Loomis Sayles Growth Fund (“Growth Fund”)
Loomis Sayles Limited Term Government and Agency Fund (“Limited Term Government and Agency Fund”)
Each Fund is a diversified investment company.
Each Fund offers Class A, Class C, Class N and Class Y shares.
Class A shares are sold with a maximum front-end sales charge of 4.25% for Core Plus Bond Fund and Intermediate Duration Bond Fund, 5.75% for Global Allocation Fund and Growth Fund, and 2.25% for Limited Term Government and Agency Fund. Class C shares do not pay a front-end sales charge, pay higher Rule 12b-1 fees than Class A shares for eight years (at which point they automatically convert to Class A shares) (prior to May 1, 2021, Class C shares automatically converted to Class A shares after ten years) and may be subject to a contingent deferred sales charge (“CDSC”) of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are offered with an initial minimum investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the relevant Funds' prospectus.
Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the Funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV and Gateway Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”), and Natixis ETF Trust and Natixis ETF Trust II ("Natixis ETF Trusts"). Expenses of a Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.
2.Significant Accounting Policies. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The Funds' financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund operates as a single segment entity, focusing on investments in a portfolio of securities. Each Fund's named president acts as chief operating decision maker ("CODM") regarding allocation of resources and performance assessment. Financial information including, but not limited to, portfolio composition, net asset changes and total returns, is used by the CODM to assess performance and to make resource allocation decisions and is consistent with that presented within the financial statements. Management has evaluated the events and transactions subsequent to year-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Funds' financial statements.
a. Valuation. Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. Each Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Funds’ Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board’s oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded
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most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value (“NAV”) per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Funds by an independent pricing service or bid prices obtained from broker-dealers. Short sales of debt investments are fair valued based on an evaluated ask price furnished to the Funds by an independent pricing service. Senior loans and collateralized loan obligations (“CLOs”) are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and CLOs where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service. Bilateral credit default swaps are fair valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service. Bilateral interest rate swaps are fair valued based on prices supplied by an independent pricing source. Centrally cleared swap agreements are fair valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.
The Funds may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund’s investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund’s NAV is calculated. Fair valuation by the Fund(s) valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
b. Investment Transactions and Related Investment Income. Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income (including income reinvested) and foreign withholding tax, if applicable, is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as a Fund is notified, and interest income is recorded on an accrual basis. Loan consent fees, upfront origination fees and/or amendment fees are recorded when received and included in interest income on the Statements of Operations. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.
c. Short Sales. A short sale is a transaction in which a Fund sells a security it does not own, usually in anticipation of a decline in the fair market value of the security. When closing out a short position, a Fund will have to purchase the security it originally sold short. The value of short sales is reflected as a liability in the Statements of Assets and Liabilities and is marked-to-market daily. A Fund will realize a profit from closing out a short position if the price of the security sold short has declined since the short position was opened; a Fund will realize a loss from closing out a short position if the value of the shorted security has risen since the short position was opened. Because there is no upper limit on the price to which a security can rise, short selling exposes a Fund to potentially unlimited losses. Dividends or interest on securities sold short are reflected as short sale dividend or interest expense on the Statements of Operations. The Funds intend to cover their short sale transactions by segregating or earmarking liquid assets, such that the segregated/earmarked amount, equals the current market value of the securities underlying the short sale.
d. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars
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based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.
Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded in the Funds’ books and records and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statements of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statements of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statements of Operations, may be characterized as ordinary income and may, if the Funds have net losses, reduce the amount of income available to be distributed by the Funds.
The Funds may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.
e. Forward Foreign Currency Contracts. A Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Funds’ investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation) reflected in the Funds’ Statements of Assets and Liabilities. The U.S. dollar value of the currencies a Fund has committed to buy or sell represents the aggregate exposure to each currency a Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Funds’ or counterparty’s net obligations under the contracts. Forward foreign currency contracts outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
f. Futures Contracts. A Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When a Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by a Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. The aggregate principal amounts of the contracts are not recorded in the financial statements. Daily fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as a receivable (payable) and in the Statements of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses). Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When a Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit a Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates. Futures contracts outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Funds are reduced; however, in the event that a counterparty enters into bankruptcy, a Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
g. Swap Agreements. A Fund may enter into credit default swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Funds may be either the protection buyer or the protection seller. As a protection buyer, the Funds have the ability to hedge the downside risk of an issuer or group of
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issuers. As a protection seller, the Funds have the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Funds may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.
Implied credit spreads, represented in absolute terms, are disclosed in the Portfolio of Investments for those agreements for which the Fund is the protection seller. Implied credit spreads serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The notional amounts of swap agreements are not recorded in the financial statements. Swap agreements are valued daily and fluctuations in the value are recorded in the Statements of Operations as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded in the Statements of Assets and Liabilities as part of unrealized appreciation (depreciation) on swap agreements. When received or paid, fees are recorded in the Statements of Operations as realized gain or loss. Upfront premiums paid or received by the Funds are recorded on the Statements of Assets and Liabilities as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Funds as a result of a credit event or termination of the agreement are recorded as realized gain or loss.
Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. Swap agreements outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
h. When-Issued and Delayed Delivery Transactions. A Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Funds at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Funds take delivery of the security. No interest accrues to the Funds until the transaction settles.
Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is "to be announced" 48 hours prior to the established trade settlement date. Certain transactions require the Funds or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
Purchases of when-issued or delayed delivery securities may have a similar effect on the Funds’ NAV as if the Funds’ had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
i. Federal and Foreign Income Taxes. The Trusts treat each Fund as a separate entity for federal income tax purposes. Each Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of each Fund’s tax positions for the open tax years as of September 30, 2025 and has concluded that no provisions for income tax are required. The Funds’ federal tax returns for the prior three fiscal years remain subject
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to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.
A Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statements of Operations as a reduction of investment income, net of amounts that have been or are expected to be reclaimed and paid. Dividends and interest receivable on the Statements of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or are expected to be filed and paid are reflected on the Statements of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statements of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statements of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to a Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statements of Assets and Liabilities and are recorded as a realized gain when received.
Certain Funds have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries ("EU reclaims") and may continue to make such filings when it is determined to be in the best interest of the Funds and their shareholders. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. EU reclaims are recognized by a Fund when deemed more likely than not to be collected, and are reflected as a reduction of foreign taxes withheld in the Statements of Operations. Any related receivable is reflected as tax reclaims receivable in the Statements of Assets and Liabilities. Under certain circumstances, EU reclaims may be subject to closing agreements with the Internal Revenue Service ("IRS"), which may materially reduce the reclaim amounts realized by the Funds.
j. Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, net operating losses, premium amortization, capital gains taxes, convertible bond adjustments, deferred Trustees' fees and paydown gains and losses. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts reported on the Statements of Assets and Liabilities. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, forward foreign currency contract mark-to-market, wash sales, premium amortization, futures contract mark-to-market, convertible bond adjustments, dividends payable, straddle loss deferral adjustments and paydown gains and losses. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Funds’ fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and net realized short-term capital gains are considered to be distributed from ordinary income for tax purposes.
The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the years ended September 30, 2025 and 2024 was as follows:
	2025 Distributions			2024 Distributions
Fund	Ordinary Income	Long-Term Capital Gains	Total	Ordinary Income	Long-Term Capital Gains	Total
Core Plus Bond Fund	$329,785,469	$ —	$329,785,469	$309,354,568	$ —	$309,354,568
Global Allocation Fund	35,206,356	170,375,039	205,581,395	8,998,448	102,970,810	111,969,258
Growth Fund	—	858,666,397	858,666,397	—	716,390,559	716,390,559
Intermediate Duration Bond Fund	10,123,892	—	10,123,892	12,377,232	—	12,377,232
Limited Term Government and Agency Fund	26,310,197	—	26,310,197	30,308,981	—	30,308,981
Distributions paid to shareholders from net investment income and net realized capital gains, based on accounting principles generally accepted in the United States of America, are consolidated and reported on the Statements of Changes in Net Assets as Distributions to Shareholders. Distributions paid to shareholders from net investment income and net realized capital gains expressed in per-share amounts, based on accounting principles generally accepted in the United States of America, are separately stated and reported within the Financial Highlights.
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As of September 30, 2025, the components of distributable earnings on a tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Undistributed ordinary income	$22,410,930	$25,484,385	$ —	$304,986	$767,451
Undistributed long-term capital gains	—	144,180,253	373,062,070	—	—
Total undistributed earnings	22,410,930	169,664,638	373,062,070	304,986	767,451
Capital loss carryforward:
Short-term:
No expiration date	(236,344,737)	—	—	(17,352,765)	(7,391,946)
Long-term:
No expiration date	(501,639,118)	—	—	(15,171,390)	(59,706,361)
Total capital loss carryforward	(737,983,855)	—	—	(32,524,155)	(67,098,307)
Late-year ordinary and post-October capital loss deferrals*	—	—	(18,937,586)	—	—
Unrealized appreciation (depreciation)	(302,914,051)	601,578,389	11,310,501,211	1,283,312	(4,894,428)
Total accumulated earnings (losses)	$(1,018,486,976)	$771,243,027	$11,664,625,695	$(30,935,857)	$(71,225,284)

*
Under current tax law, net operating losses, capital losses, foreign currency losses, and losses on passive foreign investment companies and contingent payment debt instruments after October 31 or December 31, as applicable, may be deferred and treated as occurring on the first day of the following taxable year. Growth Fund is deferring foreign currency losses and net operating losses.

As of September 30, 2025, the tax cost of investments (including derivatives, if applicable) and unrealized appreciation (depreciation) on a federal tax basis were as follows:
	Core Plus Bond Fund	Global Allocation Fund	Growth Fund	Intermediate Duration Bond Fund	Limited Term Government and Agency Fund
Federal tax cost	$7,973,907,157	$2,267,318,658	$7,012,282,488	$243,884,176	$698,391,615
Gross tax appreciation	$82,785,485	$671,687,939	$11,585,041,167	$2,899,058	$3,421,474
Gross tax depreciation	(385,757,151)	(69,808,404)	(274,539,956)	(1,615,746)	(8,315,902)
Net tax appreciation (depreciation)	$(302,971,666)	$601,879,535	$11,310,501,211	$1,283,312	$(4,894,428)
The difference between these amounts and those reported in the components of distributable earnings, if any, is primarily attributable to capital gains taxes and foreign exchange gains or losses.
k. Senior Loans. A Fund’s investment in senior loans may be to corporate, governmental or other borrowers. Senior loans, which include both secured and unsecured loans made by banks and other financial institutions to corporate customers, typically hold the most senior position in a borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. Senior Loans can include term loans, revolving credit facility loans and second lien loans. A senior loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the senior loan, as specified in the loan agreement. Large loans may be shared or syndicated among several lenders. The Fund may enter into the primary syndicate for a loan or it may also purchase all or a portion of loans from other lenders (sometimes referred to as loan assignments), in either case becoming a direct lender. The settlement period for senior loans is uncertain as there is no standardized settlement schedule applicable to such investments. Senior loans outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
l. Collateralized Loan Obligations. A Fund may invest in CLOs. A CLO is a type of asset-backed security designed to redirect the cash flows from a pool of leveraged loans to investors based on their risk preferences. Cash flows from a CLO are split into two or more portions, called tranches, varying in risk and yield. The risk of an investment in a CLO depends largely on the type of the collateralized securities and the class of the instrument in which the Fund invests. CLOs outstanding at the end of the period, if any, are listed in each applicable Fund’s Portfolio of Investments.
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m. Repurchase Agreements. Each Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which each Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is each Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities. As of September 30, 2025, each Fund, as applicable, had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statements of Assets and Liabilities for financial reporting purposes.
n. Unfunded Loan Commitments. A Fund may enter into unfunded loan commitments, which are contractual obligations for future funding at the option of the borrower. Unfunded loan commitments represent a future obligation, in full, even though a percentage of the committed amount may not be utilized by the borrower. Unfunded loan commitments, and the obligation for future funding, are recorded as a liability on the Statements of Assets and Liabilities at par value at the time the commitment is entered into. Purchases of unfunded loan commitments may have a similar effect on the Fund's NAV as if the Fund had created a degree of leverage in the portfolio. Market risk exists with these commitments to the same extent as if the securities were owned on a settled basis. Losses may arise due to changes in the value of the unfunded loan commitments. Unfunded loan commitments outstanding at the end of the period, if any, are listed in each applicable Fund's Portfolio of Investments.
o. Due from Brokers. Transactions and positions in certain futures, forward foreign currency contracts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Funds and the various broker/ dealers. The due from brokers balance in the Statements of Assets and Liabilities for Global Allocation Fund represents cash pledged as collateral for forward foreign currency contracts. The due from brokers balance in the Statements of Assets and Liabilities for Intermediate Duration Bond Fund represents cash pledged as initial margin for futures contracts. The due from brokers balance in the Statements of Assets and Liabilities for Core Plus Bond Fund represents cash pledged as collateral for delayed delivery securities. In certain circumstances a Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.
p. Indemnifications. Under the Trusts' organizational documents, their officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
q. New Accounting Pronouncement. In December 2023, the Financial Accounting Standards Board issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures ("ASU 2023-09"). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.
3.Fair Value Measurements. In accordance with accounting standards related to fair value measurements and disclosures, the Funds have categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Funds' pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2.
| 76

Notes to Financial Statements (continued)
September 30, 2025
Broker-dealer bid prices for which the Funds have knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Funds do not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Funds' investments as of September 30, 2025, at value:
Core Plus Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$ —	$3,578,434	$6,864	$3,585,298
Collateralized Mortgage Obligations	—	71,659,092	178,664	71,837,756
All Other Non-Convertible Bonds(a)	—	6,721,951,115	—	6,721,951,115
Total Non-Convertible Bonds	—	6,797,188,641	185,528	6,797,374,169
Municipals(a)	—	7,529,162	—	7,529,162
Total Bonds and Notes	—	6,804,717,803	185,528	6,804,903,331
Collateralized Loan Obligations	—	430,302,064	—	430,302,064
Short-Term Investments	—	437,332,471	—	437,332,471
Total Investments	—	7,672,352,338	185,528	7,672,537,866
Futures Contracts (unrealized appreciation)	434,629	—	—	434,629
Total	$434,629	$7,672,352,338	$185,528	$7,672,972,495

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes Sold Short	$ —	$(80,266,028)	$ —	$(80,266,028)
Futures Contracts (unrealized depreciation)	(1,638,485)	—	—	(1,638,485)
Total	$(1,638,485)	$(80,266,028)	$ —	$(81,904,513)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
77 |

Notes to Financial Statements (continued)
September 30, 2025

Global Allocation Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$43,110,326	$ —	$ —	$43,110,326
France	—	18,571,596	—	18,571,596
Japan	—	52,518,810	—	52,518,810
Netherlands	—	81,769,425	—	81,769,425
Sweden	—	63,994,060	—	63,994,060
Taiwan	—	99,342,281	—	99,342,281
United Kingdom	—	80,863,830	—	80,863,830
United States	1,479,549,378	49,757,825	—	1,529,307,203
Total Common Stocks	1,522,659,704	446,817,827	—	1,969,477,531
Bonds and Notes(a)	—	850,723,252	—	850,723,252
Collateralized Loan Obligations	—	8,700,207	—	8,700,207
Senior Loans(a)	—	27,669,640	—	27,669,640
Short-Term Investments	—	12,664,474	—	12,664,474
Total Investments	1,522,659,704	1,346,575,400	—	2,869,235,104
Forward Foreign Currency Contracts (unrealized appreciation)	—	793,040	—	793,040
Futures Contracts (unrealized appreciation)	414,230	—	—	414,230
Total	$1,523,073,934	$1,347,368,440	$ —	$2,870,442,374

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$ —	$(1,027,853)	$ —	$(1,027,853)
Futures Contracts (unrealized depreciation)	(1,507,830)	—	—	(1,507,830)
Total	$(1,507,830)	$(1,027,853)	$ —	$(2,535,683)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Growth Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$18,105,261,214	$ —	$ —	$18,105,261,214
Affiliated Exchange-Traded Funds	190,279,112	—	—	190,279,112
Short-Term Investments	—	27,243,373	—	27,243,373
Total Investments	$18,295,540,326	$27,243,373	$—	$18,322,783,699

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
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Notes to Financial Statements (continued)
September 30, 2025

Intermediate Duration Bond Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Residential Mortgage	$ —	$ —	$1,034	$1,034
Collateralized Mortgage Obligations	—	1,123,727	119	1,123,846
All Other Bonds and Notes(a)	—	239,104,237	—	239,104,237
Total Bonds and Notes	—	240,227,964	1,153	240,229,117
Short-Term Investments	—	4,938,371	—	4,938,371
Total Investments	—	245,166,335	1,153	245,167,488
Futures Contracts (unrealized appreciation)	114,336	—	—	114,336
Total	$114,336	$245,166,335	$1,153	$245,281,824

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Limited Term Government and Agency Fund
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes
ABS Home Equity	$ —	$ —	$7,106	$7,106
Collateralized Mortgage Obligations	—	40,993,174	6,538,325	47,531,499
All Other Bonds and Notes(a)	—	604,859,677	—	604,859,677
Total Bonds and Notes	—	645,852,851	6,545,431	652,398,282
Short-Term Investments	—	41,098,905	—	41,098,905
Total Investments	$—	$686,951,756	$6,545,431	$693,497,187

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2024 and/or September 30, 2025:
Core Plus Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
Non-Convertible Bonds
ABS Residential Mortgage	$8,495	$ —	$ —	$(236)	$ —	$(1,395)	$ —	$ —	$6,864	$(262)
Collateralized Mortgage Obligations	243,532	—	275	5,177	2,780	(73,100)	—	—	178,664	4,501
Total	$252,027	$ —	$275	$4,941	$2,780	$(74,495)	$ —	$ —	$185,528	$4,239
79 |

Notes to Financial Statements (continued)
September 30, 2025

Intermediate Duration Bond Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
ABS Residential Mortgage	$1,280	$ —	$ —	$(36)	$ —	$(210)	$ —	$ —	$1,034	$(40)
Collateralized Mortgage Obligations	136	—	—	1	—	(18)	—	—	119	—
Total	$1,416	$ —	$ —	$(35)	$ —	$(228)	$ —	$ —	$1,153	$(40)

Limited Term Government and Agency Fund
Asset Valuation Inputs
Investments in Securities	Balance as of September 30, 2024	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2025	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2025
Bonds and Notes
ABS Home Equity	$7,981	$ —	$14	$67	$ —	$(956)	$ —	$ —	$7,106	$14
Collateralized Mortgage Obligations	6,299,729	(1)	7,393	(14,449)	7,885	(2,702,293)	2,940,061	—	6,538,325	(25,872)
Total	$6,307,710	$(1)	$7,407	$(14,382)	$7,885	$(2,703,249)	$2,940,061	$ —	$6,545,431	$(25,858)
Debt securities valued at $2,940,061 were transferred from Level 2 to Level 3 during the period ended September 30, 2025. At September 30, 2024, these securities were fair valued based on evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund's valuation policies. At September 30, 2025, these securities were fair valued as determined by the Fund's valuation designee as an independent pricing service did not provide a reliable price for the securities.
4.Derivatives. Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund used during the period include forward foreign currency contracts and futures contracts.
The Funds are subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Funds may enter into forward foreign currency contracts for hedging purposes to protect the value of the Funds’ holdings of foreign securities. The Funds may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Funds. During the year ended September 30, 2025, Global Allocation Fund engaged in forward foreign currency transactions for hedging purposes and to gain exposure to foreign currencies.
The Funds are subject to the risk that changes in interest rates will affect the value of the Funds’ investments in fixed income securities. The Funds will be subject to increased interest rate risk to the extent that they invest in fixed income securities with longer maturities or durations, as compared to investing in fixed income securities with shorter maturities or durations. The Funds may use
| 80

Notes to Financial Statements (continued)
September 30, 2025
futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Funds may also use futures contracts to gain investment exposure. During the year ended September 30, 2025, Core Plus Bond Fund, Global Allocation Fund and Intermediate Duration Bond Fund each used futures contracts to manage duration.
The following is a summary of derivative instruments for Core Plus Bond Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$434,629

Liabilities	Unrealized depreciation on futures contracts[1]
Exchange-traded liability derivatives
Interest rate contracts	$(1,638,485)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Core Plus Bond Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(5,973,821)

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$(849,208)
The following is a summary of derivative instruments for Global Allocation Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts[1]	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$793,040	$ —	$793,040
Exchange-traded asset derivatives
Interest rate contracts	—	414,230	414,230
Total asset derivatives	$793,040	$414,230	$1,207,270
81 |

Notes to Financial Statements (continued)
September 30, 2025

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts[1]	Total
Over-the-counter liability derivatives
Foreign exchange contracts	$(1,027,853)	$ —	$(1,027,853)
Exchange-traded liability derivatives
Interest rate contracts	—	(1,507,830)	(1,507,830)
Total liability derivatives	$(1,027,853)	$(1,507,830)	$(2,535,683)

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Global Allocation Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$561,693
Foreign exchange contracts	(801,036)	—
Total	$(801,036)	$561,693

Net Change in Unrealized Appreciation (Depreciation) on:	Forward foreign currency contracts	Futures contracts
Interest rate contracts	$ —	$(1,414,457)
Foreign exchange contracts	829,330	—
Total	$829,330	$(1,414,457)
The following is a summary of derivative instruments for Intermediate Duration Bond Fund as of September 30, 2025, as reflected within the Statements of Assets and Liabilities:
Assets	Unrealized appreciation on futures contracts[1]
Exchange-traded asset derivatives
Interest rate contracts	$114,336

1
Represents cumulative unrealized appreciation (depreciation) on futures contracts. Only the current day’s variation margin on futures contracts is reported within the
Statements of Assets and Liabilities as receivable or payable for variation margin, as applicable.

Transactions in derivative instruments for Intermediate Duration Bond Fund during the year ended September 30, 2025, as reflected within the Statements of Operations were as follows:
Net Realized Gain (Loss) on:	Futures contracts
Interest rate contracts	$(490,157)
| 82

Notes to Financial Statements (continued)
September 30, 2025

Net Change in Unrealized Appreciation (Depreciation) on:	Futures contracts
Interest rate contracts	$118,160
As the Funds value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Funds’ investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.
The following is a summary of the Funds' derivative volume activity for the year ended September 30, 2025. Volume activity is based on average derivatives outstanding during the period, including amounts outstanding at the end of the prior period, if applicable. Amounts disclosed represent average notional value. All amounts are shown at absolute value.
	Futures contracts	Forward foreign currency contracts
Core Plus Bond Fund	$765,363,236	$ —
Global Allocation Fund	324,095,257	315,561,643
Intermediate Duration Bond Fund	14,252,374	—
Unrealized gain and/or loss on open forwards and futures is recorded in the Statements of Assets and Liabilities. The aggregate notional values of forwards and futures contracts are not recorded in the Statements of Assets and Liabilities, and therefore are not included in the Funds’ net assets.
Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Funds and their counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by a Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Funds and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Funds or the counterparty. The Funds' ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of a Fund declines beyond a certain threshold. For financial reporting purposes, the Funds do not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statements of Assets and Liabilities.
As of September 30, 2025, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statements of Assets and Liabilities and the related net amounts after taking into account master netting arrangements, by counterparty, are as follows:
Global Allocation Fund
Counterparty	Gross Amounts of Assets	Offset Amount	Net Asset Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$163,785	$(163,785)	$ —	$ —	$ —
Deutsche Bank AG	57,545	(37,567)	19,978	—	19,978
HSBC Bank USA N.A.	324,942	(182,373)	142,569	—	142,569
Morgan Stanley Capital Services LLC	170,139	—	170,139	—	170,139
Royal Bank of Canada	76,629	—	76,629	—	76,629
	$793,040	$(383,725)	$409,315	$ —	$409,315

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America N.A.	$(771,002)	$163,785	$(607,217)	$607,217	$ —
Deutsche Bank AG	(37,567)	37,567	—	—	—
83 |

Notes to Financial Statements (continued)
September 30, 2025

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
HSBC Bank USA N.A.	$(182,373)	$182,373	$ —	$ —	$ —
UBS AG	(36,911)	—	(36,911)	36,911	—
	$(1,027,853)	$383,725	$(644,128)	$644,128	$ —
The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank and Trust Company (“State Street Bank”).
Counterparty risk is managed based on policies and procedures established by each Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. A Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
5.Purchases and Sales of Securities. For the year ended September 30, 2025, purchases and sales of securities (excluding short-term investments and including paydowns) were as follows:
	U.S. Government/ Agency Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Core Plus Bond Fund	$10,973,127,510	$11,457,892,871	$1,039,597,336	$888,778,657
Global Allocation Fund	108,810,397	152,677,401	884,403,991	1,206,747,749
Growth Fund	—	—	1,087,596,208	1,459,721,748
Intermediate Duration Bond Fund	92,063,736	109,389,351	221,621,090	223,847,064
Limited Term Government and Agency Fund	1,787,633,998	1,838,970,374	7,291,768	7,560,363
6.Management Fees and Other Transactions with Affiliates.
a. Management Fees. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to each Fund. Loomis Sayles is a limited partnership whose sole general partner, Loomis, Sayles & Company, Inc., is indirectly owned by Natixis Investment Managers, LLC, which is part of Natixis Investment Managers, an international asset management group based in Paris, France.
| 84

Notes to Financial Statements (continued)
September 30, 2025
Under the terms of the management agreements, each Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $400 million	Next $500 million	Next $1 billion	Next $2 billion	Over $4 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1875%	0.1875%	0.1500%	0.1500%
Global Allocation Fund	0.7500%	0.7500%	0.7500%	0.7500%	0.7300%	0.7000%
Growth Fund	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%	0.5000%
Intermediate Duration Bond Fund	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%	0.2500%
Limited Term Government and Agency Fund	0.3250%	0.3250%	0.3000%	0.2500%	0.2500%	0.2500%
Natixis Advisors, LLC ("Natixis Advisors") serves as the advisory administrator to Core Plus Bond Fund. Natixis Advisors is a wholly-owned subsidiary of Natixis Investment Managers, LLC. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:
Percentage of Average Daily Net Assets
Fund	First $100 million	Next $1.9 billion	Over $2 billion
Core Plus Bond Fund	0.2000%	0.1875%	0.1500%
Management and advisory administration fees are presented in the Statements of Operations as management fees.
Loomis Sayles has given binding undertakings to the Funds to waive management fees and/or reimburse certain expenses to limit the Funds' operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. These undertakings are in effect until January 31, 2026 except for Core Plus Bond Fund which is in effect until January 31, 2027, may be terminated before then only with the consent of the Funds' Board of Trustees and are reevaluated on an annual basis. In addition, Loomis Sayles will voluntarily waive its management fee on any portion of the Growth Fund’s assets that are invested in the Natixis Loomis Sayles Focused Growth ETF. Management fees payable, as reflected on the Statements of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to these undertakings. Waivers/reimbursements that exceed management fees payable are reflected on the Statements of Assets and Liabilities as receivable from investment adviser.
For the year ended September 30, 2025 the expense limits as a percentage of average daily net assets under the expense limitation agreements were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.73%	1.48%	0.43%	0.48%
Global Allocation Fund	1.20%	1.95%	0.90%	0.95%
Growth Fund	1.00%	1.75%	0.70%	0.75%
Intermediate Duration Bond Fund	0.65%	1.40%	0.35%	0.40%
Limited Term Government and Agency Fund	0.70%	1.45%	0.40%	0.45%
Prior to July 1, 2025, the expense limits as a percentage of average daily net assets under the expense limitation agreements for Core Plus Bond Fund were as follows:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	0.74%	1.49%	0.44%	0.49%
Loomis Sayles and Natixis Advisors have agreed to equally bear the waivers and/or expense reimbursements for Core Plus Bond Fund.
Loomis Sayles (and Natixis Advisors for Core Plus Bond Fund) shall be permitted to recover expenses borne under the expense limitation agreements (whether through waiver of management fees or otherwise) on a class by class basis in later periods to the
85 |

Notes to Financial Statements (continued)
September 30, 2025
extent the annual operating expenses of a class fall below both (1) a class' expense limitation ratio in place at the time such amounts were waived/reimbursed and (2) a class' current applicable expense limitation ratio, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
For the year ended September 30, 2025, the management fees and waivers of management fees for each Fund were as follows:
	Gross Management Fees	Contractual Waivers of Management Fees[1]	Voluntary Waivers of Management Fees[2]	Net Management Fees	Percentage of Average Daily Net Assets
Fund					Gross	Net
Core Plus Bond Fund	$12,342,150	$ —	$ —	$12,342,150	0.16%	0.16%
Global Allocation Fund	21,530,512	—	—	21,530,512	0.74%	0.74%
Growth Fund	79,794,746	—	837,655	78,957,091	0.50%	0.49%
Intermediate Duration Bond Fund	596,305	227,328	—	368,977	0.25%	0.15%
Limited Term Government and Agency Fund	2,236,576	473,810	—	1,762,766	0.32%	0.25%

[1]	Waiver/expense reimbursements are subject to possible recovery until September 30, 2026.
[2]	Voluntary management fee waivers are not subject to recovery under the expense limitation agreement described above.
For the year ended September 30, 2025, expense reimbursements related to the prior fiscal year were recovered as follows:
Fund	Recovered Expenses
Core Plus Bond Fund	$19,604
For the year ended September 30, 2025, the advisory administration fees for Core Plus Bond Fund were $12,342,150 (effective rate of 0.16% of average daily net assets).
b. Service and Distribution Fees. Natixis Distribution, LLC (“Natixis Distribution”), which is a wholly-owned subsidiary of Natixis Investment Managers, LLC, has entered into a distribution agreement with the Trust. Pursuant to this agreement, Natixis Distribution serves as principal underwriter of the Funds of the Trusts.
Pursuant to Rule 12b-1 under the 1940 Act, the Trusts have adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plans”) and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).
Under the Class A Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by Natixis Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.
Under the Class C Plans, each Fund pays Natixis Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.
Also under the Class C Plans, each Fund pays Natixis Distribution a monthly distribution fee at the annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by Natixis Distribution in connection with the marketing or sale of Class C shares.
For the year ended September 30, 2025, the service and distribution fees for each Fund were as follows:
	Service Fees		Distribution Fees
Fund	Class A	Class C	Class C
Core Plus Bond Fund	$810,620	$52,373	$157,118
Global Allocation Fund	1,370,253	532,420	1,597,261
Growth Fund	3,020,953	266,857	800,570
Intermediate Duration Bond Fund	7,328	1,726	5,178
Limited Term Government and Agency Fund	415,634	13,889	41,667
| 86

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Natixis Distribution refunded Limited Term Government and Agency Fund $6,527 of prior year Class A service fees paid to Natixis Distribution in excess of amounts subsequently paid to securities dealers or financial intermediaries. Service and distribution fees on the Statements of Operations have been reduced by these amounts.
c. Administrative Fees. Natixis Advisors provides certain administrative services for the Funds and contracts with State Street Bank to serve as sub-administrator. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts, Natixis ETF Trusts and Natixis Advisors, each Fund pays Natixis Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0540% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0275% of the next $30 billion and 0.0225% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts of $10 million, which is reevaluated on an annual basis.
For the year ended September 30, 2025, the administrative fees for each Fund were as follows:
Fund	Administrative Fees
Core Plus Bond Fund	$3,325,423
Global Allocation Fund	1,246,663
Growth Fund	6,869,406
Intermediate Duration Bond Fund	102,748
Limited Term Government and Agency Fund	303,204
d. Sub-Transfer Agent Fees. Natixis Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Funds and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Funds primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Funds. These services would have been provided by the Funds’ transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Funds’ transfer agent. Accordingly, the Funds have agreed to reimburse Natixis Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to Natixis Distribution are subject to a sub-transfer agent fee limit approved by the Funds’ Board of Trustees, which is based on fees for similar services paid to the Funds’ transfer agent and other service providers. Class N shares do not bear such expenses.
For the year ended September 30, 2025, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statements of Operations) for each Fund were as follows:
Fund	Sub-Transfer Agent Fees
Core Plus Bond Fund	$5,415,614
Global Allocation Fund	2,186,758
Growth Fund	13,153,054
Intermediate Duration Bond Fund	153,487
Limited Term Government and Agency Fund	444,927
As of September 30, 2025, the Funds owe Natixis Distribution the following reimbursements for sub-transfer agent fees (which are reflected in the Statements of Assets and Liabilities as payable to distributor):
Fund	Reimbursements of Sub-Transfer Agent Fees
Core Plus Bond Fund	$70,207
Global Allocation Fund	47,670
Growth Fund	208,351
Intermediate Duration Bond Fund	6,194
Limited Term Government and Agency Fund	12,733
87 |

Notes to Financial Statements (continued)
September 30, 2025
e. Commissions. Commissions (including CDSCs) on Fund shares retained by Natixis Distribution during the year ended September 30, 2025 were as follows:
Fund	Commissions
Core Plus Bond Fund	$14,763
Global Allocation Fund	14,217
Growth Fund	112,053
Intermediate Duration Bond Fund	33
Limited Term Government and Agency Fund	7,116
f. Trustees Fees and Expenses. The Trusts do not pay any compensation directly to their officers or Trustees who are directors, officers or employees of Natixis Advisors, Natixis Distribution, Natixis Investment Managers, LLC or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $410,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that he attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $235,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $30,000. The Chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $20,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Governance Committee member is compensated $2,500 for each Committee meeting that he or she attends. These fees are allocated among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.
Prior to January 1, 2025, the Chairperson of the Board of Trustees received a retainer fee at the annual rate of $400,000 and each Independent Trustee (other than the Chairperson) received, in the aggregate, a retainer fee at the annual rate of $225,000. The Chairperson of the Contract Review Committee and the Chairperson of the Audit Committee each received an additional retainer fee at the annual rate of $25,000. All other Trustees fees remained unchanged.
A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts and are normally reflected as Trustees’ fees and expenses in the Statements of Operations. Deferred amounts remain in the funds until distributed in accordance with the provisions of the Plan. The portions of the accrued obligations allocated to the Funds under the Plan are reflected as Deferred Trustees’ fees in the Statements of Assets and Liabilities.
Certain officers and employees of Natixis Advisors and Loomis Sayles are also officers and/or Trustees of the Trusts.
g. Affiliated Ownership. As of September 30, 2025, Loomis Sayles Funded Pension Plan and Trust (“Pension Plan”) and Loomis Sayles Employees’ Profit Sharing Retirement Plan (“Retirement Plan”) held shares of the Funds representing the following percentages of the Funds’ net assets:
Fund	Pension Plan	Retirement Plan	Total Affiliated Ownership
Core Plus Bond Fund	— %	0.18%	0.18%
Global Allocation Fund	— %	0.78%	0.78%
Growth Fund	0.06%	0.76%	0.82%
Limited Term Government and Agency Fund	— %	0.46%	0.46%
Investment activities of affiliated shareholders could have material impacts on the Funds.
h. Reimbursement of Transfer Agent Fees and Expenses. Natixis Advisors has given a binding contractual undertaking to Intermediate Duration Bond Fund and Limited Term Government and Agency Fund to reimburse any and all transfer agency expenses for the Funds’ Class N shares. This undertaking is in effect through January 31, 2026 and is not subject to recovery under the expense limitation agreement described above.
| 88

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Natixis Advisors reimbursed the Funds for transfer agency expenses as follows:
Reimbursement of Transfer Agency Expenses
Fund	Class N
Intermediate Duration Bond Fund	$1,516
Limited Term Government and Agency Fund	2,135
i. Payment by Affiliates. For the year ended September 30, 2025, Natixis reimbursed Core Plus Bond Fund $188, Global Allocation Fund $7,860, Growth Fund $188 and Limited Term Government and Agency Fund $188 for losses incurred in connection with an operating error. These amounts are net of reimbursements in shareholder reporting expenses on the Statements of Operations.
For the year ended September 30, 2025, Loomis Sayles reimbursed Intermediate Duration Bond Fund $925 and Limited Term Government and Agency Fund $3,211 for losses incurred in connection with a trading error.
j. Affiliated Fund Transactions.  A summary of affiliated fund transactions for each underlying fund held by the Funds for the year ended September 30, 2025, is as follows:
Growth Fund
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of September 30, 2025	Distribution Received(2)
Natixis Loomis Sayles Focused Growth ETF	$151,605,565	$ —	$ —	$ —	$38,673,547	$190,279,112	4,284,398	$214,220

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
7.Class-Specific Transfer Agent Fees and Expenses. Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.
For the year ended September 30, 2025 the Funds incurred the following class-specific transfer agent fees and expenses (net of expense offsets and including sub-transfer agent fees, where applicable):
	Transfer Agent Fees and Expenses
Fund	Class A	Class C	Class N	Class Y
Core Plus Bond Fund	$331,015	$21,367	$36,797	$5,283,756
Global Allocation Fund	474,778	185,357	6,114	1,596,519
Growth Fund	1,111,769	98,152	15,923	12,608,786
Intermediate Duration Bond Fund	2,332	551	1,516	158,336
Limited Term Government and Agency Fund	157,480	5,175	2,135	444,062
8.Expense Offset Arrangements. The Funds have entered into an agreement with the transfer agent whereby certain transfer agent fees and expenses may be paid indirectly by credits earned on the Funds' cash balances. Transfer agent fees and expenses are presented in the Statements of Operations gross of such credits, and the credits are presented as offsets to expenses.
9.Line of Credit. Each Fund, together with certain other funds of Natixis Funds Trusts, Loomis Sayles Funds Trusts and Natixis ETF Trusts, entered into a syndicated, revolving, committed, unsecured line of credit with State Street Bank as administrative agent. The aggregate revolving commitment amount is $575,000,000. Any one Fund may borrow up to $402,500,000 under the line of credit agreement (as long as all borrowings by all Funds in the aggregate do not exceed the $575,000,000 limit at any time), subject to each Fund’s investment restrictions and its contractual obligations under the line of credit. Interest is charged to the Funds based upon the terms set forth in the agreement. In addition, a commitment fee of 0.15% per annum, payable at the end of each calendar quarter, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit.
89 |

Notes to Financial Statements (continued)
September 30, 2025
For the year ended September 30, 2025, Global Allocation Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $16,950,000 at a weighted average interest rate of 5.43%. Interest expense incurred on the line of credit was $10,227.
For the year ended September 30, 2025, Growth Fund had an average daily balance on the line of credit (for those days on which there were borrowings) of $54,500,000 at a weighted average interest rate of 5.68%. Interest expense incurred on the line of credit was $8,599.
10.Risk. Global Allocation Fund's investments in foreign securities may be subject to greater political, economic, environmental, credit/counterparty and information risks. The Fund's investments in foreign securities also are subject to foreign currency fluctuations and other foreign currency-related risks. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity.
Core Plus Bond Fund and Limited Term Government and Agency Fund's investments in mortgage-related and asset-backed securities are subject to certain risks not associated with investments in other securities. Mortgage-related and asset-backed securities are subject to the risk that unexpected changes in interest rates will have a direct effect on expected maturity. A shortened maturity may result in the reinvestment of prepaid amounts in securities with lower yields than the original obligations. An extended maturity may result in a reduction of a security's value.
Geopolitical events (such as trading halts, sanctions or wars) could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. These, and other related events, could significantly impact a Fund's performance and the value of an investment in the Fund, even if the Fund does not have direct exposure to issuers in the country or countries involved.
11.Concentration of Ownership. From time to time, a Fund may have a concentration of one or more shareholder accounts constituting a significant percentage of shares outstanding. Investment activities by holders of accounts that represent a significant ownership of more than 5% of a Fund’s outstanding shares could have material impacts on a Fund. As of September 30, 2025, the number of such accounts and the aggregate percentage of net assets represented by such holdings were as follows:
Fund	Number of 5% Account Holders	Percentage of Ownership
Core Plus Bond Fund	2	12.06%
Intermediate Duration Bond Fund	3	32.23%
Limited Term Government and Agency Fund	1	9.67%
Omnibus shareholder accounts, maintained by a single intermediary on behalf of multiple underlying shareholders, are not included in the table above. As such, there could be other 5% shareholders in addition to those disclosed in the table above.
| 90

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares. Each Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Year Ended September 30, 2025		Year Ended September 30, 2024
Core Plus Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,356,692	$83,767,167	8,896,197	$100,999,451
Issued in connection with the reinvestment of distributions	808,771	9,213,668	935,231	10,603,418
Redeemed	(16,866,156)	(191,089,308)	(10,739,004)	(121,688,504)
Net change	(8,700,693)	$(98,108,473)	(907,576)	$(10,085,635)
Class C
Issued from the sale of shares	276,584	$3,160,545	386,000	$4,374,416
Issued in connection with the reinvestment of distributions	53,042	605,134	67,150	761,463
Redeemed	(751,569)	(8,564,579)	(1,203,189)	(13,621,891)
Net change	(421,943)	$(4,798,900)	(750,039)	$(8,486,012)
Class N
Issued from the sale of shares	56,032,902	$643,974,218	61,252,701	$705,632,232
Issued in connection with the reinvestment of distributions	7,584,514	87,349,114	7,320,952	83,867,294
Redeemed	(49,140,834)	(564,953,991)	(70,396,497)	(806,515,643)
Net change	14,476,582	$166,369,341	(1,822,844)	$(17,016,117)
Class Y
Issued from the sale of shares	130,634,316	$1,503,683,844	168,527,582	$1,928,461,770
Issued in connection with the reinvestment of distributions	15,747,234	181,203,586	14,644,789	167,721,063
Redeemed	(169,568,613)	(1,951,810,047)	(117,231,012)	(1,338,784,933)
Net change	(23,187,063)	$(266,922,617)	65,941,359	$757,397,900
Increase (decrease) from capital share transactions	(17,833,117)	$(203,460,649)	62,460,900	$721,810,136
91 |

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Global Allocation Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	3,007,528	$75,339,110	3,769,034	$90,310,697
Issued in connection with the reinvestment of distributions	1,078,018	26,120,387	568,298	13,014,029
Redeemed	(5,760,243)	(144,115,238)	(4,150,610)	(98,953,766)
Net change	(1,674,697)	$(42,655,741)	186,722	$4,370,960
Class C
Issued from the sale of shares	433,367	$10,361,431	625,294	$14,500,478
Issued in connection with the reinvestment of distributions	563,926	13,066,172	385,461	8,457,002
Redeemed	(2,957,128)	(70,794,498)	(3,786,277)	(86,658,652)
Net change	(1,959,835)	$(47,366,895)	(2,775,522)	$(63,701,172)
Class N
Issued from the sale of shares	1,491,882	$37,947,321	1,550,741	$37,188,325
Issued in connection with the reinvestment of distributions	669,722	16,461,753	412,093	9,560,563
Redeemed	(2,193,686)	(56,267,253)	(3,125,624)	(76,645,189)
Net change	(32,082)	$(1,858,179)	(1,162,790)	$(29,896,301)
Class Y
Issued from the sale of shares	8,206,710	$208,137,946	9,672,545	$232,890,606
Issued in connection with the reinvestment of distributions	4,424,867	108,718,992	2,491,406	57,775,714
Redeemed	(16,244,076)	(413,324,981)	(17,804,379)	(430,937,975)
Net change	(3,612,499)	$(96,468,043)	(5,640,428)	$(140,271,655)
Decrease from capital share transactions	(7,279,113)	$(188,348,858)	(9,392,018)	$(229,498,168)
| 92

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Growth Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	7,941,165	$213,105,190	13,398,629	$286,482,973
Issued in connection with the reinvestment of distributions	1,790,121	47,706,737	1,793,483	36,891,954
Redeemed	(11,596,690)	(306,466,531)	(10,791,043)	(241,033,217)
Net change	(1,865,404)	$(45,654,604)	4,401,069	$82,341,710
Class C
Issued from the sale of shares	1,481,805	$32,834,644	1,789,111	$32,977,890
Issued in connection with the reinvestment of distributions	255,314	5,570,943	283,961	4,881,292
Redeemed	(1,591,128)	(34,846,921)	(1,898,440)	(35,659,087)
Net change	145,991	$3,558,666	174,632	$2,200,095
Class N
Issued from the sale of shares	11,683,340	$358,999,219	8,709,843	$217,640,640
Issued in connection with the reinvestment of distributions	968,471	29,044,455	1,035,470	23,732,974
Redeemed	(8,135,498)	(246,438,243)	(13,460,136)	(326,380,825)
Net change	4,516,313	$141,605,431	(3,714,823)	$(85,007,211)
Class Y
Issued from the sale of shares	125,611,704	$3,708,430,922	119,507,577	$2,958,476,463
Issued in connection with the reinvestment of distributions	19,632,459	586,814,190	21,411,762	489,686,993
Redeemed	(125,596,410)	(3,773,243,260)	(119,148,322)	(2,986,612,224)
Net change	19,647,753	$522,001,852	21,771,017	$461,551,232
Increase from capital share transactions	22,444,653	$621,511,345	22,631,895	$461,085,826
93 |

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Intermediate Duration Bond Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	112,102	$1,077,897	37,428	$350,424
Issued in connection with the reinvestment of distributions	7,375	70,457	11,025	103,176
Redeemed	(94,195)	(900,913)	(509,476)	(4,797,131)
Net change	25,282	$247,441	(461,023)	$(4,343,531)
Class C
Issued from the sale of shares	—	$ —	38,295	$366,440
Issued in connection with the reinvestment of distributions	2,320	22,235	2,574	24,316
Redeemed	(9,971)	(95,676)	(40,583)	(389,907)
Net change	(7,651)	$(73,441)	286	$849
Class N
Issued from the sale of shares	4,378,706	$42,058,826	429,618	$4,038,837
Issued in connection with the reinvestment of distributions	152,856	1,457,606	257,436	2,419,149
Redeemed	(6,123,176)	(58,761,331)	(886,737)	(8,304,185)
Net change	(1,591,614)	$(15,244,899)	(199,683)	$(1,846,199)
Class Y
Issued from the sale of shares	2,691,378	$25,763,171	2,743,485	$25,828,178
Issued in connection with the reinvestment of distributions	890,933	8,499,441	1,037,979	9,746,189
Redeemed	(4,138,535)	(39,531,718)	(13,366,582)	(125,518,459)
Net change	(556,224)	$(5,269,106)	(9,585,118)	$(89,944,092)
Decrease from capital share transactions	(2,130,207)	$(20,340,005)	(10,245,538)	$(96,132,973)
| 94

Notes to Financial Statements (continued)
September 30, 2025
12.Capital Shares (continued).

	Year Ended September 30, 2025		Year Ended September 30, 2024
Limited Term Government and Agency Fund	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	2,076,264	$22,463,852	2,761,835	$29,525,169
Issued in connection with the reinvestment of distributions	511,136	5,539,922	637,292	6,830,733
Redeemed	(5,516,098)	(59,630,098)	(5,734,764)	(61,428,874)
Net change	(2,928,698)	$(31,626,324)	(2,335,637)	$(25,072,972)
Class C
Issued from the sale of shares	89,767	$967,682	189,942	$2,029,979
Issued in connection with the reinvestment of distributions	13,206	142,788	17,623	188,304
Redeemed	(176,600)	(1,904,676)	(471,874)	(5,029,451)
Net change	(73,627)	$(794,206)	(264,309)	$(2,811,168)
Class N
Issued from the sale of shares	3,496,122	$37,960,490	1,631,653	$17,552,150
Issued in connection with the reinvestment of distributions	187,979	2,043,194	194,303	2,090,085
Redeemed	(4,460,762)	(48,441,436)	(941,379)	(10,116,770)
Net change	(776,661)	$(8,437,752)	884,577	$9,525,465
Class Y
Issued from the sale of shares	20,460,910	$222,595,382	19,625,748	$210,811,941
Issued in connection with the reinvestment of distributions	1,156,455	12,578,766	1,262,732	13,578,395
Redeemed	(23,492,623)	(255,098,156)	(21,985,119)	(236,174,646)
Net change	(1,875,258)	$(19,924,008)	(1,096,639)	$(11,784,310)
Decrease from capital share transactions	(5,654,244)	$(60,782,290)	(2,812,008)	$(30,142,985)
95 |

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Natixis Funds Trust I, Loomis Sayles Funds I and Loomis Sayles Funds II and Shareholders of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Intermediate Duration Bond Fund, Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Loomis Sayles Core Plus Bond Fund (one of the funds constituting Natixis Funds Trust I), Loomis Sayles Intermediate Duration Bond Fund (one of the funds constituting Loomis Sayles Funds I), and Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund and Loomis Sayles Limited Term Government and Agency Fund (three of the funds constituting Loomis Sayles Funds II) (hereafter collectively referred to as the “Funds”) as of September 30, 2025, the related statements of operations for the year ended September 30, 2025, the statements of changes in net assets for each of the two years in the period ended September 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended September 30, 2025 and each of the financial highlights for each of the five years in the period ended September 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025 by correspondence with the custodian, agent banks and brokers; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more investment companies in the Natixis Investment Company Complex since at least 1995. We have not determined the specific year we began serving as auditor.
| 96

2025 U.S. Tax Distribution Information to Shareholders (Unaudited)
Corporate Dividends Received Deduction. For the year ended September 30, 2025, a percentage of dividends distributed by the Fund listed below qualifies for the dividends received deduction for corporate shareholders. This percentage is as follows:
Fund	Qualifying Percentage
Global Allocation Fund	40.00%
Qualified Dividend Income. For the fiscal year ended September 30, 2025, the Fund below will designate up to the maximum amount allowable pursuant to the Internal Revenue Code as qualified dividend income eligible for reduced tax rates. These lower rates range from 0% to 20% depending on an individual’s tax bracket. If the Fund pays a distribution during calendar year 2025, complete information will be reported in conjunction with Form 1099-DIV.
Fund
Global Allocation Fund
Section 163(j) Interest Dividends. For the fiscal year ended September 30, 2025, the Funds below will designate up to the maximum amount allowable as Section 163(j) Interest Dividends.
Fund
Core Plus Bond Fund
Global Allocation Fund
Intermediate Duration Bond Fund
Limited Term Government and Agency Fund
Capital Gains Distributions. Pursuant to Internal Revenue Section 852(b), the following Funds paid distributions, which have been designated as capital gains distributions for the fiscal year ended September 30, 2025, unless subsequently determined to be different.
Fund	Amount
Global Allocation Fund	$170,375,039
Growth Fund	858,666,397
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BOARD APPROVAL OF THE EXISTING ADVISORY AGREEMENTS
The Board of Trustees of the Trusts (the “Board”), including the Independent Trustees, considers matters bearing on each Fund’s advisory agreement (collectively, the “Agreements”) at most of its meetings throughout the year. Each year, usually in the spring, the Contract Review Committee of the Board meets to review the Agreements to determine whether to recommend that the full Board approve the continuation of the Agreements, typically for an additional one-year period. This meeting typically includes all the Independent Trustees, including the Trustees who do not serve on the Contract Review Committee. After the Contract Review Committee has made its recommendation, the full Board, including the Independent Trustees, determines whether to approve the continuation of the Agreements at its June Board meeting.
In connection with these meetings, the Trustees receive materials that the Funds’ investment adviser and Loomis Sayles Core Plus Bond Fund’s advisory administrator (the “Advisers”) believe to be reasonably necessary for the Trustees to evaluate the Agreements. These materials generally include, among other items, (i) information on the investment performance of the Funds and the performance of peer groups of funds and the Funds’ performance benchmarks, (ii) information on the Funds’ advisory fees and other expenses, including information comparing the Funds’ advisory fees to the fees charged to institutional accounts with similar strategies managed by the Advisers, if any, and to those of peer groups of funds and information about any applicable expense limitations and/or fee “breakpoints,” (iii) sales and redemption data in respect of the Funds, (iv) information about the profitability of the Agreements to the Advisers, including how profitability is determined by the Funds, and (v) information obtained through the completion by the Advisers of questionnaires distributed throughout the year on behalf of the Trustees. The Board, including the Independent Trustees, also considers other matters such as (i) each Fund’s investment objective and strategies and the size, education and experience of the Advisers’ investment staffs and their use of technology, external research and trading cost measurement tools, (ii) arrangements in respect of the distribution of the Funds’ shares and the related costs, (iii) the allocation of the Funds’ brokerage, if any, including, to the extent applicable, allocations to brokers affiliated with the Advisers and the use of “soft” commission dollars to pay for research and other similar services, (iv) the Advisers’ policies and procedures relating to, among other things, compliance, trading and best execution, proxy voting, liquidity and valuation, (v) information about amounts invested by the Funds’ portfolio managers in the Funds or in similar accounts that they manage and (vi) the general economic outlook with particular emphasis on the mutual fund industry. Throughout the process, the Trustees are afforded the opportunity to ask questions of and request additional materials from the Advisers and the Independent Trustees meet separately with independent legal counsel outside the presence of Adviser personnel.
In addition to the materials requested by the Trustees in connection with their annual consideration of the continuation of the Agreements, the Trustees receive materials in advance of each regular quarterly meeting of the Board that provide detailed information about the Funds’ investment performance and the fees charged to the Funds for advisory and other services. The information received by the Trustees generally includes, where available, among other things, an internal performance rating for each Fund based on agreed-upon criteria, graphs showing each Fund’s performance and expense differentials against each Fund’s peer group/category of funds, total return information for various periods, performance rankings provided by a third-party data provider for various periods comparing a Fund against similarly categorized funds, and performance ratings provided by a different third-party rating organization. The portfolio management team for each Fund or other representatives of the Advisers make periodic presentations to the Contract Review Committee and/or the full Board, and Funds identified as presenting possible performance concerns may be subject to more frequent Board or Committee presentations and reviews. In addition, the Trustees are periodically provided with detailed statistical information about each Fund’s portfolio. The Trustees also receive periodic updates between meetings, both at the Board and at the Committee level.
The Board most recently approved the continuation of the Agreements for a one-year period at its meeting held in June 2025. In considering whether to approve the continuation of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as determinative. Individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. Matters considered by the Trustees, including the Independent Trustees, in connection with their approval of the Agreements included, but were not limited to, the factors listed below.
The nature, extent and quality of the services provided to the Funds under the Agreements. The Trustees considered the nature, extent and quality of the services provided by the Advisers and their affiliates to the Funds and the resources dedicated to the Funds by the Advisers and their affiliates. The Trustees also considered their experience with other funds advised or sub-advised by the Advisers, as well as the affiliation between the Advisers and Natixis Investment Managers, LLC, whose affiliates provide investment advisory services to other funds in the Natixis family of funds.
The Trustees considered not only the advisory services provided by the Advisers to the Funds, but also the benefits to the Funds from the monitoring and oversight services provided by Natixis Advisors, LLC (“Natixis Advisors”). They also considered the administrative and shareholder services provided by Natixis Advisors and its affiliates to the Funds. They also took into consideration the personnel and costs related to preparing for compliance with, and the increases in the services provided required as a result of, new or amended regulatory requirements, such as recent rules relating to, among other topics, anti-money laundering, liquidity risk management, privacy, and fund names, as well as monitoring proposed rules.
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For each Fund, the Trustees also considered the benefits to shareholders of investing in a mutual fund that is part of a family of funds that offers shareholders the right to exchange shares of one type of fund for shares of another type of fund, and provides a variety of fund and shareholder services.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the nature, extent and quality of services provided supported the renewal of the Agreements.
Investment performance of the Funds and the Advisers. As noted above, the Trustees received information about the performance of the Funds over various time periods, including information that compared the performance of the Funds to the performance of peer groups and categories of funds and the Funds’ respective performance benchmarks. The Board noted that while it found the data provided by the independent third-party data provider useful, it recognized its limitations, including, in particular, that notable differences may exist between the Funds and the performance comparisons (for example, with respect to investment strategies) and that the results of the performance comparisons may vary depending on (i) the end dates for the performance periods that were selected and (ii) the selection of the performance comparisons. The Trustees also received information about how comparative peer groups and categories are constructed. In addition, the Trustees reviewed data prepared by an independent third-party rating organization that analyzed the performance of the Funds using a variety of performance metrics, including metrics that measured the performance of the Funds on a risk adjusted basis.
The Board noted that, through December 31, 2024, each Fund’s one-, three- and five-year performance, stated as percentile rankings within categories selected by the independent third-party data provider, was as follows (where the best performance would be in the first percentile of its category):
	One-Year	Three-Year	Five-Year
Loomis Sayles Core Plus Bond Fund	96%	61%	49%
Loomis Sayles Global Allocation Fund	10%	55%	11%
Loomis Sayles Growth Fund	27%	1%	10%
Loomis Sayles Intermediate Duration Bond Fund	95%	99%	95%
Loomis Sayles Limited Term Government and Agency Fund	60%	32%	29%
In the case of a Fund that had performance that lagged that of a relevant category median as determined by the independent third-party data provider for certain (although not necessarily all) periods, the Board concluded that other factors relevant to performance supported renewal of the Agreements. These factors included one or more of the following: (1) that the underperformance was attributable, to a significant extent, to investment decisions (such as security selection or sector allocation) by the Advisers that were reasonable and consistent with the Fund’s investment objective and policies; (2) that the Fund had outperformed its relevant performance benchmark for the one-year period ended December 31, 2024; (3) that the Fund had outperformed its relevant performance benchmark for all periods; (4) that the average duration of funds in the Fund’s category is considerably shorter than that of the Fund, as a result of the Fund’s mandate, such that its performance relative to its category would be expected to lag in certain market conditions; (5) that the Fund’s shorter-term (one-year) performance has been stronger relative to its category; (6) that the Fund’s long-term (10-year) performance was stronger relative to its category; (7) that the Fund’s five-year performance was stronger relative to its category; (8) that the Fund’s performance for a recent (though not necessarily the most recent) calendar year was stronger relative to its category; and (9) that the Fund’s more recent relative performance (i.e., for the three-month period ending March 31, 2025) had improved. The Board also considered information about the Funds’ more recent performance, including how performance over various periods had been impacted by various factors such as market and economic events.
The Trustees also considered the Advisers’ performance and reputation generally, the performance of the fund family generally, and the historical responsiveness of the Advisers to Trustee concerns about performance and the willingness of the Advisers to take steps intended to improve performance.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the performance of the Funds and the Advisers and/or other relevant factors supported the renewal of the Agreements.
The costs of the services to be provided and profits to be realized by the Advisers and its affiliates from their respective relationships with the Funds. The Trustees considered the fees charged to the Funds for advisory and administrative services as well as the total expense levels of the Funds. This information included comparisons (provided both by management and by an independent third party) of the Funds’ advisory fees and total expense levels to those of their peer groups and information about the advisory fees charged by the Advisers to comparable accounts (such as institutional separate accounts), as well as information about differences in such fees and the reasons for any such differences. In considering the fees charged to comparable accounts, the Trustees considered, among other things, management’s representations about the differences between managing mutual funds as compared to other types of accounts, including the additional resources required to effectively manage mutual fund assets, the greater regulatory costs associated with the management
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of such assets, and the entrepreneurial, regulatory and other risks associated with sponsoring and managing mutual funds. In evaluating each Fund’s advisory fee, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund, as well as the need for the Advisers to offer competitive compensation and the potential need to expend additional resources to the extent the Fund grows in size. The Trustees considered that over the past several years, management had demonstrated its intention to have competitive fee levels by making recommendations regarding reductions in advisory fee rates, implementation of advisory fee breakpoints and the institution of advisory fee waivers and expense limitations for various funds in the fund family. They noted that the Funds have expense limitations in place, and they considered the amounts waived or reimbursed by the Advisers for Loomis Sayles Core Plus Bond Fund, Loomis Sayles Growth Fund, Loomis Sayles Intermediate Duration Bond Fund, and Loomis Sayles Limited Term Government and Agency Fund under their respective expense limitation agreements. The Trustees also considered that the current expenses for Loomis Sayles Global Allocation Fund were below the Fund’s expense limitation. They further noted that management had proposed to reduce the expense limitation for Loomis Sayles Core Plus Bond Fund on all share classes, effective as of July 1, 2025. The Trustees also considered that the proposed reduction of the Loomis Sayles Core Plus Bond Fund’s expense limitation would result in an additional waiver of advisory fees equal to one basis point. The Trustees also noted that the total advisory fee rate for each of the Funds was at or below the median of its peer group of funds. The Board also considered that the fee and expense information reflected information as of a certain date and that historical asset levels may differ from current asset levels, particularly in a period of market volatility.
The Trustees also considered the compensation directly or indirectly received by the Advisers and their affiliates from their relationships with the Funds. The Trustees reviewed information provided by management as to the profitability of the Advisers’ and their affiliates’ relationships with the Funds, and information about how expenses are determined and allocated for purposes of profitability calculations. They also reviewed information provided by management about the effect of distribution costs and changes in asset levels on Adviser profitability, including information regarding resources spent on distribution activities. When reviewing profitability, the Trustees also considered information about court cases in which adviser compensation or profitability were issues, the performance of the Funds, the expense levels of the Funds, whether the Advisers had implemented breakpoints and/or expense limitations with respect to such Funds and the overall profit margin of Natixis Investment Managers, LLC compared to that of certain other investment managers for which such data was available. The Board also noted the competitive nature of the global asset management industry.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding each of the Agreements, that the advisory fee charged to each of the Funds was fair and reasonable, and that the costs of these services generally and the related profitability of the Advisers and their affiliates in respect of their relationships with the Funds supported the renewal of the Agreements.
Economies of Scale. The Trustees considered the existence of any economies of scale in the provision of services by the Advisers and whether those economies are shared with the Funds through breakpoints in their investment advisory fees or other means, such as expense limitations. The Trustees also considered management’s explanation of the factors that are taken into account with respect to the implementation of breakpoints in investment advisory fees or expense limitations, which reduced the total expenses borne by shareholders of certain Funds. With respect to economies of scale, the Trustees noted that each of Loomis Sayles Core Plus Bond Fund, Loomis Sayles Global Allocation Fund and Loomis Sayles Limited Term Government and Agency Fund had breakpoints in its advisory fee and that each of the Funds was subject to an expense limitation. The Trustees also considered management’s proposal to reduce the expense limitation for Loomis Sayles Core Plus Bond Fund on all share classes, effective as of July 1, 2025. In considering these issues, the Trustees also took note of the costs of the services provided (both on an absolute and on a relative basis) and the profitability to the Advisers and their affiliates of their relationships with the Funds, as discussed above. The Trustees also considered that the Funds have benefitted from the substantial reinvestment each Adviser has made into its business.
After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the Agreements, that the extent to which economies of scale were shared with the Funds supported the renewal of the Agreements.
The Trustees also considered other factors, which included but were not limited to the following:
• The effect of various factors and recent market and economic events, such as recent market volatility, geopolitical instability, aggressive domestic and foreign central bank policies, and developments affecting trade policy and global markets generally, as applicable, on the performance, asset levels and expense ratios of each Fund.
• Whether each Fund has operated in accordance with its investment objective and the Fund’s record of compliance with its investment restrictions, and the compliance programs of the Funds and the Advisers. They also considered the compliance-related resources the Advisers and their affiliates were providing to the Funds.
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• So-called “fallout benefits” to the Advisers, such as the engagement of affiliates of the Advisers to provide distribution and administrative services to the Funds, and the benefits of research made available to the Advisers by reason of brokerage commissions (if any) generated by the Funds’ securities transactions. The Trustees considered the possible conflicts of interest associated with these fallout and other benefits, and the reporting, disclosure and other processes in place to disclose and monitor such possible conflicts of interest.
• The Trustees’ review and discussion of the Funds’ advisory arrangements in prior years, and management’s record of responding to Trustee concerns raised during the year and in prior years.
Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing Agreements should be continued through June 30, 2026.
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˃To learn more about Natixis Funds products and services:
Visit: im.natixis.com Call:  800-225-5478
Before investing, consider the fund’s investment objectives, risks, charges, and expenses. Visit im.natixis.com or call 800-225-5478 for a prospectus or summary prospectus containing this and other information.
Contact us by mail:
If you wish to communicate with the funds’ Board of Trustees, you may do so by writing to:
Secretary of the Funds
Natixis Advisors, LLC
888 Boylston Street, Suite 800
Boston, MA 02199-8197
The correspondence must (a) be signed by the shareholder; (b) include the shareholder’s name and address; and (c) identify the fund(s), account number, share class, and number of shares held in that fund, as of a recent date.
Or by e-mail:
secretaryofthefunds@natixis.com (Communications regarding recommendations for Trustee candidates may not be submitted by e-mail.)
Please note:  Unlike written correspondence, e-mail is not secure. Please do NOT include your account number, Social Security number, PIN, or any other non-public personal information in an e-mail communication because this information may be viewed by others.

Exp. 11/30/26
LSIF58A-0925
This page is not part of the financial statements and other important information

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to Directors and Officers are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The statements regarding basis for approval of investment advisory contracts are incorporated by reference as part of the Financial Statements and Other Important Information for Open-End Management Investment Companies filed as Item 7 herewith.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by the report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a) (1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit is filed herewith.

(a) (2)

Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act by the registered national securities exchange or registered national securities association upon which the registrants securities are listed. Not Applicable.

(a) (3)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is filed herewith.
(a) (3)(1)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(a) (3)(2)	Changes in the registrant’s independent public accountant. Not Applicable
(b)

Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is filed herewith.

(101)	Inline Interactive Data File-the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Loomis Sayles Funds I

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Kevin P. Charleston

Name:	Kevin P. Charleston
Title:	President and Chief Executive Officer
Date:	November 21, 2025

By: /s/ Matthew J. Block

Name:	Matthew J. Block
Title:	Treasurer and Principal Financial and
Accounting Officer
Date:	November 21, 2025